As filed with the Securities and Exchange Commission on April 29, 2004.

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   36

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   54

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8330

Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2004 pursuant to paragraph (b) of Rule 485

☐60	days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2004

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2004. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES FUND, INC. – SERVICE CLASS

Managed by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Investment Management, Inc.

American Century International

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies - AmericaSM

Great Companies - TechnologySM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Premier Growth Portfolio

JANUS ASPEN SERIES - SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year—A policy year begins on the policy date and on each policy anniversary.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

American Century International – Service Class

American Century Large Company Value – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Real Estate Securities – Service Class

Great Companies—AmericaSM – Service Class

Great Companies—TechnologySM – Service Class

Janus Growth – Service Class

Jennison Growth – Service Class

J.P. Morgan Enhanced Index – Service Class

Marsico Growth – Service Class

Mercury Large Cap Value – Service Class

MFS High Yield – Service Class

PIMCO Total Return – Service Class

Salomon All Cap – Service Class

Templeton Great Companies Global – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

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Transamerica U.S. Government Securities – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

Van Kampen Active International Allocation – Service Class

Van Kampen Large Cap Core – Service Class

Van Kampen Emerging Growth – Service Class

AIM V.I. Basic Value Fund – Series II

AIM V.I. Capital Appreciation Fund – Series II

AllianceBernstein Growth & Income Portfolio – Class B

AllianceBernstein Premier Growth Portfolio – Class B

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of AEGON/Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/ Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/ Transamerica Series Fund, Inc. has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See Appendix C for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

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We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.50% (if you choose the Annual Step-Up Death Benefit), or 1.80% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, there is an annual fee during the accumulation phase of 0.25% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may generally take free of surrender charges each year:

•	10% of your premium payments; or

•	any gains in the policy.

Amounts surrendered in excess of this free amount may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following guaranteed minimum death benefits:

•	Double Enhanced; or

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•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•	You can elect an optional rider that pays an amount in addition to the policy death benefit in certain circumstances. This feature is called the “Additional Death Distribution” (“ADD”). There is an extra charge for this rider.

•	Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, and may not be suitable for your particular situation.

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11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive (at our administrative and service office) written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix C for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2004) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information, please contact us at our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

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You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.80%
Optional Rider Fees:
Additional Death Distribution(9)	0.25%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2003 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in the future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(10):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.37%	1.49%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(11)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,094	$1,767	$2,359	$3,894
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$361	$1,101	$1,866	$3,894

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

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(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of full surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.65%.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.35%.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2003 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(11)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives (at our administrative and service office) all information needed to issue the policy;

•	Transamerica receives (at our administrative and service office) a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

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Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

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3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC. – SERVICE CLASS(1)

Managed by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Investment Management, Inc.

American Century International

American Century Large Company Value (2)

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities (3)

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies - AmericaSM

Great Companies - TechnologySM (4)

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth (5)

Subadvised by Mercury Advisors (6)

Mercury Large CapValue – Service Class (7)

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Capital Guardian Trust Company

Templeton Great Companies Global (8)

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced (9)

Transamerica Convertible Securities

Transamerica Equity (10)

Transamerica Growth Opportunities (11)

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management

Van Kampen Active International Allocation

Van Kampen Large Cap Core (12)

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Premier Growth Portfolio

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JANUS ASPEN SERIES - SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

(1)	As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

(2)	Formerly known as American Century Income & Growth.

(3)	Formerly known as Clarion CRA Securities, L.P.

(4)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(5)	This subaccount was re-opened May 1, 2003. If you purchased your policy prior to May 1, 2003, you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003, or after, you may only invest in Service Class shares.

(6)	Formerly subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, LLC.

(7)	Formerly known as PBHG/NWQ Value Select.

(8)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co- subadvised by Templeton Investment Counsel, LLC and Great Companies, LLC.

(9)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(10)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(11)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(12)	Formerly known as Van Kampen Asset Allocation.

The following subaccounts are only available to owners who held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

AEGON/TRANSAMERICA SERIES FUND, INC. – INITIAL CLASS

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Dividend Growth(1)

(1)	As of May 1, 2003. T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Value Portfolio

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Growth Opportunities Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

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AEGON/TRANSAMERICA SERIES FUND, INC. – Initial Class

Subadvised by Transamerica Investment Management, LLC(1)

Transamerica Small/Mid Cap Value(2)

(1)	Formerly subadvised by The Dreyfus Corporation.

(2)	Formerly known as Dreyfus Small Cap Value.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios. Currently these revenues are up to 0.75% of assets each year.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

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We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Disruptive Trading and Market Timing

Statement of Policy. This policy was not designed for the use of programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at unit values that do not reflect an accurate value for the underlying fund portfolio’s investments (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on

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portfolio management, such as impeding a portfolio manager’s ability to sustain an investment objective, causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case, or causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

Do not invest with us if you intend to conduct market timing or other disruptive trading.

Detection. We have developed policies and procedures with respect to market timing and other transfers and do not grant exceptions thereto. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners. As described below, restrictions may take various forms, and may include permanent loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, if an underlying fund portfolio would reject or has rejected our purchase order, or because of a history of large or frequent transfers. We may impose other restrictions on transfers, such as requiring written transfer requests with an original signature conveyed only via U.S. Mail for all transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer. For all of these purposes, we may aggregate two or more policies that we believe are connected.

In addition to our internal policies and procedures, we will administer your policy to comply with state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time we are unable to purchase or redeem shares of any of the underlying fund portfolios.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation

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unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
More than 7	0

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For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000—$10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the daily

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mortality and expense risk fee is 0.20% higher, at an annual rate of 1.35%, and for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.50% higher, at an annual rate of 1.65%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The minimum and maximum fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

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6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in

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the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If

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the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge

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may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.) The death benefit is equal to the surrender value without any surrender charges

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available for all policies.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and
•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.`

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

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When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus premium payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. For other policies, see Appendix C.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

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After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit is equal to:

•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date. There is an extra charge for this death benefit of 0.50% annually for a total mortality and expense risk fee of 1.65%.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually for a total mortality and expense risk fee of 1.35%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation

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of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability

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whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The Internal Revenue Code limits partial withdrawals and surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Surrenders—Nonqualified Policies

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

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•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and fixed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

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Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	up to 10% of your premium payments; or

(2)	is any gains in the policy.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

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If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. You pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Additional Death Distribution

The optional “Additional Death Distribution” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

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•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the SAI for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

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This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high,

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it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

36

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate

37

account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

We have entered into a distribution agreement with our affiliate, AFSG Securities Corporation (“AFSG”), for the distribution and sales of the policies. The policies are offered to the public

38

through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with AFSG. We pay commissions to AFSG for sales of the polices by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Commissions of up to 7% of premium payments plus an annual continuing fee based on policy values will be paid to the selling firms. These commissions are not deducted from premium payments.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or AFSG may pay selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or AFSG may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the policies) or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a policy.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the surrender charge;

•	the mortality and expense risk fee;

•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the policy owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 202-624-2121.

39

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of AFSG Securities Corporation, to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Additional Death Distribution Rider – Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Auditors

Other Information

Financial Statements

Appendix A – Condensed Financial Information

Appendix B – Merrill Lynch Condensed Financial Information

40

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2003. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
P.O. Box 3183
Cedar Rapids, Iowa 52406-3183

Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Service Class(15)
2003	$1.000000	$1.151154	0.000
Asset Allocation – Growth Portfolio – Service Class(15)
2003	$1.000000	$1.240772	18,868.706
Asset Allocation – Moderate Portfolio – Service Class(15)
2003	$1.000000	$1.172951	0.000
Asset Allocation – Moderate Growth Portfolio – Service Class(15)
2003	$1.000000	$1.199864	57,230.679
Alger Aggressive Growth – Service Class(12)a
2003	$1.000000	$1.194999	18,893.185
American Century Large Company Value – Service Class(14)b
2003	$1.000000	$1.225218	0.000
American Century International – Service Class(14)
2003	$1.000000	$1.249023	959.858
BlackRock Global Science & Technology Opportunities – Service Class(15)c
2003	$1.000000	$1.407675	0.000
BlackRock Mid Cap Growth – Service Class(15)a
2003	$1.000000	$1.220047	0.000
Capital Guardian Global – Service Class(9)
2003	$1.000000	$1.303565	0.000
Capital Guardian U.S. Equity – Service Class(11)d
2003	$1.000000	$1.242941	21,202.073
Capital Guardian Value –Service Class(4)
2003	$1.000000	$1.276291	20,575.488
Clarion Real Estate Securities– Service Class(15)
2003	$1.000000	$1.261219	18,584.528
Great Companies – AmericaSM– Service Class(14)
2003	$1.000000	$1.159012	0.000
Great Companies – TechnologySM – Service Class(14)c
2003	$1.000000	$1.299095	892.5815

41

Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Janus Growth – Service Class(2)
2003	$1.000000	$1.198385	0.000
Jennison Growth – Service Class(7)
2003	$1.000000	$1.197292	0.000
J.P. Morgan Enhanced Index – Service Class(8)
2003	$1.000000	$1.209751	0.000
Marsico Growth – Service Class(12)e
2003	$1.000000	$1.184729	0.000
Mercury Large Cap Value – Service Class(12)f
2003	$1.000000	$1.252476	0.000
MFS High Yield – Service Class(10)
2003	$1.000000	$1.079727	19,145.805
PBHG Mid Cap Growth – Service Class(12)g
2003	$1.000000	$1.214665	0.000
PIMCO Total Return – Service Class(15)
2003	$1.000000	$1.005095	2,349.053
Salomon All Cap – Service Class(12)
2003	$1.000000	$1.269268	18,570.442
Templeton Great Companies Global – Service Class(13)h
2003	$1.000000	$1.200018	0.000
Transamerica Balanced – Service Class(15)i
2003	$1.000000	$1.092598	1,071.447
Transamerica Convertible Securities – Service Class(15)
2003	$1.000000	$1.148118	0.000
Transamerica Equity – Service Class(12)a
2003	$1.000000	$1.204564	0.000
Transamerica Growth Opportunities – Service Class(14)g
2003	$1.000000	$1.245074	0.000
Transamerica Money Market – Service Class(1)
2003	$1.000000	$0.988117	0.000
Transamerica U.S. Government Securities – Service Class(5)
2003	$1.000000	$0.990855	0.000
T. Rowe Price Equity Income – Service Class(6)
2003	$1.000000	$1.210437	0.000
T. Rowe Price Growth Stock – Service Class(6)
2003	$1.000000	$1.205923	0.000
T. Rowe Price Small Cap – Service Class(12)
2003	$1.000000	$1.325528	17,333.155
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.306577	0.000
Van Kampen Large Cap Core – Service Class(1)j
2003	$1.000000	$1.144742	0.000
Van Kampen Emerging Growth – Service Class(14)
2003	$1.000000	$1.183500	1,041.942
AIM V.I. Basic Value Fund – Series II(15)
2003	$1.000000	$1.283810	1,403.335
AIM V.I. Capital Appreciation Fund – Series II(15)
2003	$1.000000	$1.218793	0.000
AllianceBernstein Growth & Income Portfolio – Class B(14)
2003	$1.000000	$1.223289	0.000
AllianceBernstein Premier Growth Portfolio – Class B(14)
2003	$1.000000	$1.143646	2,043.794
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)
2003	$1.000000	$1.249731	0.000

42

Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)
2003	$1.000000	$1.233478	0.000
MFS New Discovery Series – Service Class(15)
2003	$1.000000	$1.266619	443.831
MFS Total Return Series – Service Class(15)
2003	$1.000000	$1.118395	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(12)
2003	$1.000000	$1.232790	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(12)
2003	$1.000000	$1.251476	1,953.545
Fidelity – VIP Growth Portfolio – Service Class 2(14)
2003	$1.000000	$1.238538	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(12)
2003	$1.000000	$1.385512	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2(15)
2003	$1.000000	$1.470410	0.000

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[b]	Formerly known as American Century Income & Growth.

[c]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies—Technology SM.

[d]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[e]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[f]	Formerly known as PBHG/NWQ Value Select.

[g]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

43

[h]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[i]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[j]	Formerly known as Van Kampen Asset Allocation.

44

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Service Class(15)
2003	$1.000000	$1.158727	2,687,666.346
Asset Allocation – Growth Portfolio – Service Class(15)
2003	$1.000000	$1.248932	1,215,964.250
Asset Allocation – Moderate Portfolio – Service Class(15)
2003	$1.000000	$1.180666	4,421,263.876
Asset Allocation – Moderate Growth Portfolio – Service Class(15)
2003	$1.000000	$1.207772	4,238,377.358
Alger Aggressive Growth – Service Class(12)a
2003	$1.000000	$1.202856	51,631.555
American Century Large Company Value – Service Class(14)b
2003	$1.000000	$1.233271	18,082.738
American Century International – Service Class(14)c
2003	$1.000000	$1.257247	26,522.590
BlackRock Global Science & Technology Opportunities – Service Class(15)d
2003	$1.000000	$1.416923	47,781.602
BlackRock Mid Cap Growth – Service Class(15)a
2003	$1.000000	$1.228072	29,636.872
Capital Guardian Global – Service Class(9)
2003	$1.000000	$1.312143	217,348.896
Capital Guardian U.S. Equity – Service Class(11)e
2003	$1.000000	$1.251112	174,955.714
Capital Guardian Value – Service Class(4)
2003	$1.000000	$1.284690	396,915.262
Clarion Real Estate Securities – Service Class(15)
2003	$1.000000	$1.269513	47,286.708
Great Companies – AmericaSM – Service Class(14)
2003	$1.000000	$1.166636	61,444.323
Great Companies – TechnologySM – Service Class (14)d
2003	$1.000000	$1.307629	90,827.467
Janus Growth – Service Class(2)
2003	$1.000000	$1.206254	136,655.788
Jennison Growth– Service Class(7)
2003	$1.000000	$1.205162	43,981.050
J.P. Morgan Enhanced Index – Service Class(8)
2003	$1.000000	$1.217705	45,341.548
Marsico Growth – Service Class(12)f
2003	$1.000000	$1.192513	224,319.671
Mercury Large Cap Value – Service Class(12)g
2003	$1.000000	$1.260709	281,910.466
MFS High Yield – Service Class(10)
2003	$1.000000	$1.086836	175,452.171
PBHG Mid Cap Growth – Service Class(12)h
2003	$1.000000	$1.222658	127,131.494
PIMCO Total Return – Service Class(15)
2003	$1.000000	$1.011723	640,564.778
Salomon All Cap – Service Class(12)
2003	$1.000000	$1.277605	160,828.812
Templeton Great Companies Global – Service Class(13)i
2003	$1.000000	$1.207910	18,827.837
Transamerica Balanced – Service Class(15)j
2003	$1.000000	$1.099798	20,912.321

45

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Convertible Securities – Service Class(15)
2003	$1.000000	$1.155678	167,633.631
Transamerica Equity – Service Class(12)a
2003	$1.000000	$1.212483	114,053.236
Transamerica Growth Opportunities – Service Class(14)h
2003	$1.000000	$1.253265	40,998.617
Transamerica Money Market – Service Class(1)k
2003	$1.000000	$0.994632	291,618.887
Transamerica U.S. Government Securities – Service Class(5)
2003	$1.000000	$0.997393	250,989.845
T. Rowe Price Equity Income – Service Class(6)
2003	$1.000000	$1.218401	333,034.612
T. Rowe Price Growth Stock – Service Class(6)
2003	$1.000000	$1.213849	223,091.179
T. Rowe Price Small Cap – Service Class(12)
2003	$1.000000	$1.334243	167,144.588
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.315176	23,578.823
Van Kampen Large Cap Core – Service Class(1)m
2003	$1.000000	$1.152270	5,422.785
Van Kampen Emerging Growth – Service Class(14)
2003	$1.000000	$1.191283	129,268.429
PAM Transamerica U.S. Government Securities – Service Class(16)
2003	$1.000000	$0.997393	0.000
AIM V.I. Basic Value Fund – Series II(15)
2003	$0.758797	$0.998447	11,661,321.775
2002	$1.000000	$0.758797	6,110,740.785
AIM V.I. Capital Appreciation Fund – Series II(15)
2003	$0.794074	$1.012659	3,573,679.805
2002	$1.000000	$0.794074	1,752,165.768
AllianceBernstein Growth & Income Portfolio – Class B(14)
2003	$0.788553	$1.028983	9,102,047.480
2002	$1.000000	$0.788553	5,408,750.825
AllianceBernstein Premier Growth Portfolio – Class B(14)
2003	$0.783412	$0.954070	2,948,952.678
2002	$1.000000	$0.783412	1,718,231.303
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)
2003	$0.797389	$1.060809	1,927,892.641
2002	$1.000000	$0.797389	897,151.622
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)
2003	$0.781122	$0.953700	7,272,200.735
2002	$1.000000	$0.781122	4,008,647.324
MFS New Discovery Series – Service Class(15)
2003	$0.747860	$0.985079	5,459,725.240
2002	$1.000000	$0.747860	2,385,265.732
MFS Total Return Series – Service Class(15)
2003	$0.918659	$1.052023	14,871,064.299
2002	$1.000000	$0.918659	7,312,399.793
Fidelity – VIP Contrafund® Portfolio – Service Class 2(12)
2003	$0.863856	$1.093234	22,112,800.202
2002	$1.000000	$0.863856	11,668,555.849
Fidelity – VIP Equity-Income Portfolio – Service Class 2(12)
2003	$0.819327	$1.051697	10,280,521.184
2002	$1.000000	$0.819327	5,651,940.012

46

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Growth Portfolio – Service Class 2(14)
2003	$0.744894	$0.974625	6,731,308.053
2002	$1.000000	$0.744894	4,073,699.598
Fidelity – VIP Mid Cap Portfolio – Service Class 2(12)
2003	$0.858157	$1.171204	23,855,787.404
2002	$1.000000	$0.858157	12,764,575.784
Fidelity – VIP Value Strategies Portfolio – Service Class 2(15)
2003	$0.749188	$1.163843	14,207,220.608
2002	$1.000000	$0.749188	5,912,035.834
Asset Allocation – Conservative Portfolio – Initial Class(15)
2003	$0.897589	$1.089116	36,517,743.166
2002	$1.000000	$0.897589	11,591,534.581
Asset Allocation – Growth Portfolio – Initial Class(15)
2003	$0.805934	$1.040631	31,502,546.337
2002	$1.000000	$0.805934	16,272,593.291
Asset Allocation – Moderate Portfolio – Initial Class(15)
2003	$0.869075	$1.071274	88,673,069.395
2002	$1.000000	$0.869075	32,222,771.028
Asset Allocation – Moderate Growth Portfolio – Initial Class(15)
2003	$0.840459	$1.055085	82,297,814.431
2002	$1.000000	$0.840459	33,222,409.887
Alger Aggressive Growth – Initial Class(12)a
2003	$0.719046	$0.958142	3,192,407.823
2002	$1.000000	$0.719046	1,725,780.496
American Century Large Company Value – Initial Class(14)b
2003	$0.823545	$1.047037	5,785,961.972
2002	$1.000000	$0.823545	3,502,739.824
American Century International – Initial Class(14)c
2003	$0.791709	$0.979225	13,367,701.243
2002	$1.000000	$0.791709	4,394,827.717
BlackRock Global Science & Technology Opportunities – Initial Class(15)d
2003	$0.716588	$1.075494	1,998,342.366
2002	$1.000000	$0.716588	460,379.047
BlackRock Mid Cap Growth – Initial Class(15)a
2003	$0.758594	$0.968595	2,317,542.413
2002	$1.000000	$0.758594	1,232,087.869
Capital Guardian Global – Initial Class(9)
2003	$0.808601	$1.098404	10,740,677.600
2002	$1.000000	$0.808601	5,399,047.316
Capital Guardian U.S. Equity – Initial Class(11)e
2003	$0.792055	$1.067291	12,013,433.858
2002	$1.000000	$0.792055	5,767,436.631
Capital Guardian Value – Initial Class(4)
2003	$0.779903	$1.036131	21,342,888.123
2002	$1.000000	$0.779903	10,709,509.211
Clarion Real Estate Securities – Initial Class(15)
2003	$0.930745	$1.247170	9,516,098.300
2002	$1.000000	$0.930745	4,809,430.292
Gabelli Global Growth – Initial Class(13)c
2002	$1.000000	$0.853824	2,629,382.140
Great Companies – AmericaSM – Initial Class(14)
2003	$0.844812	$1.039727	3,650,203.170
2002	$1.000000	$0.844812	1,180,075.581
Great Companies – TechnologySM – Initial Class (14)d
2003	$0.714332	$1.064476	2,431,656.546
2002	$1.000000	$0.714332	806,633.202

47

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Janus Growth – Initial Class(2)
2003	$0.795832	$1.037724	2,268,357.306
2002	$1.000000	$0.795832	973,675.883
Jennison Growth – Initial Class(7)
2003	$0.753450	$0.957795	2,719,519.105
2002	$1.000000	$0.753450	1,582,638.959
J.P. Morgan Enhanced Index – Initial Class(8)
2003	$0.802779	$1.021871	8,381,439.794
2002	$1.000000	$0.802779	4,217,770.414
Marsisco Growth(12)f
2003	$1.000000	$1.193911	790,541.253
Mercury Large Cap Value – Initial Class(12)g
2003	$0.809708	$1.037373	8,393,194.099
2002	$1.000000	$0.809708	6,281,486.623
MFS High Yield – Initial Class(10)
2003	$0.989712	$1.150343	13,376,541.310
2002	$1.000000	$0.989712	4,756,359.190
PBHG Mid Cap Growth – Initial Class(12)h
2003	$0.746244	$0.943512	3,766,453.280
2002	$1.000000	$0.746244	1,949,901.808
PIMCO Total Return – Initial Class(15)
2003	$1.052874	$1.090330	30,354,076.336
2002	$1.000000	$1.052874	16,193,915.182
Salomon All Cap – Initial Class(12)
2003	$0.768745	$1.025659	12,437,980.172
2002	$1.000000	$0.768745	8,348,762.046
Templeton Great Companies Global–Initial Class(13)i
2003	$0.825826	$1.033137	737,723.121
2002	$1.000000	$0.825826	157,820.345
Transamerica Balanced – Initial Class(15)j
2003	$0.940839	$1.057833	5,869,327.851
2002	$1.000000	$0.940839	3,101,509.323
Transamerica Convertible Securities – Initial Class(15)
2003	$0.923984	$1.127956	3,726,360.391
2002	$1.000000	$0.923984	919,309.231
Transamerica Equity – Initial Class(12)a
2003	$0.842931	$1.091940	12,900,294.843
2002	$1.000000	$0.842931	5,140,665.249
Transamerica Growth Opportunities – Initial Class(14)h
2003	$0.792775	$1.026868	5,872,812.390
2002	$1.000000	$0.792775	2,847,006.076
Transamerica Money Market – Initial Class(1)k
2003	$0.999405	$0.993896	18,683,018.636
Transamerica Small/Mid Cap Value – Initial Class(3)l
2003	$0.624786	$1.176997	1,865,725.888
2002	$1.000000	$0.624786	1,856,271.192
Transamerica U.S. Government Securities – Initial Class(5)
2003	$1.04912	$1.059877	11,648,287.297
2002	$1.000000	$1.04912	8,143,202.124
T. Rowe Price Equity Income – Initial Class(6)
2003	$0.841110	$1.042793	29,182,155.799
2002	$1.000000	$0.841110	15,052,753.799

48

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Growth Stock – Initial Class(6)
2003	$0.817448	$1.055194	15,396,403.641
2002	$1.000000	$0.817448	8,100,585.720
T. Rowe Price Small Cap – Initial Class(12)
2003	$0.744044	$1.031215	17,595,030.522
2002	$1.000000	$0.744044	7,877,697.272
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.824046	$1.080388	3,738,017.176
2002	$1.000000	$0.824046	2,057,276.915
Van Kampen Large Cap Core – Initial Class(1)m
2003	$0.874009	$1.044706	3,425,841.420
2002	$1.000000	$0.874009	2,183,386.377
Van Kampen Emerging Growth – Initial Class(14)
2003	$0.723956	$0.915881	8,016,102.927
2002	$1.000000	$0.723956	5,192,990.450
2002	$1.000000	$0.783412	1,718,231.303
Van Kampen Money Market – Initial Class(1)k
2002	$1.000000	$0.999405	16,901,541.096

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[b]	Formerly known as American Century Income & Growth.

[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[d]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies - Technology SM.

[e]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[f]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

49

[g]	Formerly known as PBHG/NWQ Value Select.

[h]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[i]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[j]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[k]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[l]	Formerly known as Dreyfus Small Cap Value.

[m]	Formerly known as Van Kampen Asset Allocation.

50

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio (the “Transamerica Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. To the extent that any or all of a premium tax is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2003, and for the one and five year periods ended December 31, 2003 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had

51

been in existence from the inception date. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge and Additional Death Distribution Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.05%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	13.69%	N/A	-0.09%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	22.00%	N/A	-2.98%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	15.75%	N/A	-1.15%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	18.17%	N/A	-2.11%	May 1, 2002
American Century Large Company Value – Service Class(2)	19.88%	N/A	-5.41%	May 1, 2001
American Century International – Service Class	16.20%	N/A	-12.08%	May 1, 2001
Capital Guardian Global – Service Class	29.18%	1.35%	1.93%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(3)	28.01%	N/A	-3.63%	October 9, 2000
Capital Guardian Value – Service Class	25.99%	0.02%	7.95%	May 27, 1993
Clarion Real Estate Securities – Service Class	27.21%	N/A	9.52%	May 1, 2002
Great Companies - AmericaSM – Service Class	15.54%	N/A	-5.53%	May 1, 2001
Great Companies – TechnologySM – Service Class(4)	43.26%	N/A	-16.26%	May 1, 2001
Janus Growth – Service Class	23.36%	-9.21%	5.98%	July 1, 1992
Jennison Growth – Service Class	19.87%	-10.85%	-4.79%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	20.05%	-5.20%	3.06%	May 1, 1997
Marsico Growth – Service Class(5)	17.30%	N/A	-11.19%	May 1, 2000
Mercury Large Cap Value– Service Class(6)	20.93%	N/A	1.13%	May 1, 2000
MFS High Yield – Service Class	8.23%	1.52%	0.51%	June 1, 1998
PIMCO Total Return – Service Class	-4.71%	N/A	-0.02%	May 1, 2002
Salomon All Cap – Service Class	26.59%	N/A	-1.67%	May 1, 2000
Templeton Great Companies Global – Service Class(7)	17.71%	N/A	-11.37%	October 9, 2000
Transamerica Balanced – Service Class(8)	4.18%	N/A	-1.95%	May 1, 2002
Transamerica Convertible Securities – Service Class	14.48%	N/A	2.22%	May 1, 2002
Transamerica Equity – Service Class(9)	22.45%	N/A	-13.27%	May 1, 2000
Transamerica Growth Opportunities – Service Class(10)	19.13%	N/A	-23.37%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	-6.62%	1.47%	3.32%	May 13, 1994
T. Rowe Price Equity Income – Service Class	16.51%	2.36%	9.71%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	21.96%	-1.09%	10.49%	January 3, 1995
T. Rowe Price Small Cap – Service Class	32.13%	N/A	-10.12%	May 1, 2000
Van Kampen Active International Allocation – Service Class	24.12%	-4.79%	0.34%	April 8, 1991
Van Kampen Large Cap Core – Service Class(11)	11.76%	-0.82%	5.63%	April 8, 1991
Van Kampen Emerging Growth – Service Class	19.21%	N/A	-17.78%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	24.99%	N/A	-5.28%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	20.65%	N/A	-4.41%	May 1, 2002
AllianceBernstein Growth & Income Portfolio – Class B	23.82%	N/A	-6.09%	May 1, 2001
AllianceBernstein Premier Growth Portfolio – Class B	14.50%	N/A	-15.70%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	26.55%	N/A	-27.68%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	14.83%	N/A	-17.46%	October 9, 2000
MFS New Discovery Series – Service Class	25.14%	N/A	-6.10%	May 1, 2002
MFS Total Return Series – Service Class	6.71%	N/A	-2.03%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	19.60%	N/A	-5.23%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	21.54%	N/A	-0.51%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	24.20%	N/A	-12.39%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	30.24%	N/A	5.24%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	50.44%	N/A	4.75%	May 1, 2002

52

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	14.63%	N/A	0.69%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	23.09%	N/A	-2.18%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	16.98%	N/A	-0.24%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	19.37%	N/A	-1.24%	May 1, 2002
American Century Large Company Value – Service Class(2)	20.99%	N/A	-4.63%	May 1, 2001
American Century International – Service Class	17.26%	N/A	-11.35%	May 1, 2001
Capital Guardian Global – Service Class	30.27%	2.16%	2.75%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(3)	29.13%	N/A	-2.86%	October 9, 2000
Capital Guardian Value – Service Class	27.04%	0.79%	8.76%	May 27, 1993
Clarion Real Estate Securities – Service Class	28.38%	N/A	10.50%	May 1, 2002
Great Companies - AmericaSM – Service Class	16.63%	N/A	-4.75%	May 1, 2001
Great Companies – TechnologySM – Service Class(4)	44.77%	N/A	-15.51%	May 1, 2001
Janus Growth – Service Class	24.44%	-8.49%	6.78%	July 1, 1992
Jennison Growth – Service Class	20.95%	-10.13%	-4.07%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	21.12%	-4.44%	3.88%	May 1, 1997
Marsico Growth – Service Class(5)	18.39%	N/A	-10.47%	May 1, 2000
Mercury Large Cap Value(6)	21.99%	N/A	1.98%	May 1, 2000
MFS High Yield – Service Class	9.47%	2.40%	1.35%	June 1, 1998
PIMCO Total Return – Service Class	-3.93%	N/A	0.79%	May 1, 2002
Salomon All Cap – Service Class	27.61%	N/A	-0.90%	May 1, 2000
Templeton Great Companies Global – Service Class(7)	18.41%	N/A	-10.72%	October 9, 2000
Transamerica Balanced – Service Class(8)	5.13%	N/A	-1.13%	May 1, 2002
Transamerica Convertible Securities – Service Class	15.47%	N/A	3.11%	May 1, 2002
Transamerica Equity – Service Class(9)	23.44%	N/A	-12.58%	May 1, 2000
Transamerica Growth Opportunities – Service Class(10)	20.09%	N/A	-22.73%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	-5.83%	2.30%	4.11%	May 13, 1994
T. Rowe Price Equity Income – Service Class	17.53%	3.19%	10.54%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	23.03%	-0.32%	11.33%	January 3, 1995
T. Rowe Price Small Cap – Service Class	33.26%	N/A	-9.40%	May 1, 2000
Van Kampen Active International Allocation – Service Class	24.35%	-4.17%	1.04%	April 8, 1991
Van Kampen Large Cap Core – Service Class(11)	12.69%	-0.05%	6.42%	April 8, 1991
Van Kampen Emerging Growth – Service Class	20.24%	N/A	-17.11%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	26.07%	N/A	-4.51%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	21.69%	N/A	-3.64%	May 1, 2002
AllianceBernstein Growth & Income Portfolio – Class B	24.89%	N/A	-5.33%	May 1, 2001
AllianceBernstein Premier Growth Portfolio – Class B	15.49%	N/A	-15.01%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	27.64%	N/A	-27.06%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	15.82%	N/A	-16.79%	October 9, 2000
MFS New Discovery Series – Service Class	26.22%	N/A	-5.34%	May 1, 2002
MFS Total Return Series – Service Class	7.64%	N/A	-1.24%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	20.64%	N/A	-4.47%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	22.59%	N/A	0.28%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	25.27%	N/A	-11.67%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	31.36%	N/A	6.12%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	51.74%	N/A	5.67%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as American Century Income & Growth

(3)

Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In

53

addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(4)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(5)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(6)	Formerly known as PBHG/NWQ Value Select.

(7)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(8)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(9)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(10)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(11)	Formerly known as Van Kampen Asset Allocation.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, does not reflect the charge for any optional feature, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date.

54

TABLE 2

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	20.99%	N/A	4.96%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	28.82%	N/A	2.17%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	23.16%	N/A	4.06%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	25.38%	N/A	3.09%	May 1, 2002
American Century Large Company Value – Service Class(2)	26.87%	N/A	-2.10%	May 1, 2001
American Century International – Service Class	23.42%	N/A	-8.50%	May 1, 2001
Capital Guardian Global – Service Class	35.47%	2.82%	3.25%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(3)	34.41%	N/A	-1.07%	October 9, 2000
Capital Guardian Value – Service Class	32.48%	1.52%	8.80%	May 27, 1993
Clarion Real Estate Securities – Service Class	33.72%	N/A	13.90%	May 1, 2002
Great Companies – AmericaSM – Service Class	22.84%	N/A	-2.20%	May 1, 2001
Great Companies – TechnologySM – Service Class(4)	48.89%	N/A	-12.44%	May 1, 2001
Janus Growth – Service Class	30.07%	-7.45%	6.82%	July 1, 1992
Jennison Growth – Service Class	26.84%	-9.02%	-4.04%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	27.00%	-3.56%	4.16%	May 1, 1997
Marsico Growth – Service Class(5)	24.47%	N/A	-8.51%	May 1, 2000
Mercury Large Cap Value – Service Class(6)	27.80%	N/A	3.34%	May 1, 2000
MFS High Yield – Service Class	16.21%	3.04%	1.97%	June 1, 1998
PIMCO Total Return – Service Class	3.31%	N/A	5.06%	May 1, 2002
Salomon All Cap – Service Class	33.01%	N/A	0.61%	May 1, 2000
Templeton Great Companies Global – Service Class(7)	24.49%	N/A	-8.59%	October 9, 2000
Transamerica Balanced – Service Class(8)	12.19%	N/A	3.19%	May 1, 2002
Transamerica Convertible Securities – Service Class	21.76%	N/A	7.21%	May 1, 2002
Transamerica Equity – Service Class(9)	29.15%	N/A	-10.50%	May 1, 2000
Transamerica Growth Opportunities – Service Class(10)	26.04%	N/A	-19.91%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	1.41%	2.94%	4.14%	May 13, 1994
T. Rowe Price Equity Income – Service Class	23.68%	3.78%	10.58%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	28.77%	0.44%	11.37%	January 3, 1995
T. Rowe Price Small Cap – Service Class	38.24%	N/A	-7.50%	May 1, 2000
Van Kampen Active International Allocation – Service Class	29.99%	-3.29%	1.07%	April 8, 1991
Van Kampen Large Cap Core – Service Class(11)	19.19%	0.70%	6.46%	April 8, 1991
Van Kampen Emerging Growth – Service Class	26.18%	N/A	-13.94%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	31.58%	N/A	-0.09%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	27.53%	N/A	0.76%	May 1, 2002
AllianceBernstein Growth & Income Portfolio – Class B	30.49%	N/A	-2.77%	May 1, 2001
AllianceBernstein Premier Growth Portfolio – Class B	21.78%	N/A	-11.97%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	33.04%	N/A	-23.81%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	22.09%	N/A	-14.32%	October 9, 2000
MFS New Discovery Series – Service Class	31.72%	N/A	-0.90%	May 1, 2002
MFS Total Return Series – Service Class	14.52%	N/A	3.09%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	26.55%	N/A	-2.81%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	28.36%	N/A	1.75%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	30.84%	N/A	-8.81%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	36.48%	N/A	7.14%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	55.35%	N/A	9.52%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as American Century Income & Growth.

(3)

Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In

55

addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(4)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(5)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(6)	Formerly known as PBHG/NWQ Value Select.

(7)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(8)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(9)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(10)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(11)	Formerly known as Van Kampen Asset Allocation.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Adjusted Historical Performance Data of the Portfolios. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner’s policy values.

In addition, Transamerica may present historic performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Tables 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge, surrender charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Tables 3 and Table 4 do not reflect the charge of any optional rider.

56

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2003, were as follows:

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	14.63%	N/A	0.69%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	23.09%	N/A	-2.18%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	16.98%	N/A	-0.24%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	19.37%	N/A	-1.24%	May 1, 2002
American Century Large Company Value – Service Class(3)	20.99%	N/A	-4.63%	May 1, 2001
American Century International – Service Class	17.26%	-6.99%	-2.12%	January 1, 1997
Capital Guardian Global – Service Class	30.27%	2.16%	2.75%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(4)	29.13%	N/A	-2.86%	October 9, 2000
Capital Guardian Value – Service Class	27.04%	0.79%	8.76%	May 27, 1993
Clarion Real Estate Securities – Service Class	28.38%	12.38%	7.37%	May 1, 1998
Great Companies—AmericaSM – Service Class	16.63%	N/A	-3.45%	May 1, 2000
Great Companies – TechnologySM – Service Class(5)	44.77%	N/A	-26.64%	May 1, 2000
Janus Growth– Service Class	24.44%	-8.49%	6.78%	October 2, 1986
Jennison Growth – Service Class	20.95%	-10.13%	-4.07%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	21.12%	-4.44%	3.88%	May 1, 1997
Marsico Growth – Service Class(6)	18.39%	N/A	-5.66%	May 3, 1999
Mercury Large Cap Value – Service Class(7)	21.99%	4.17%	6.51%	May 1, 1996
MFS High Yield – Service Class	9.47%	2.40%	1.35%	June 1, 1998
PIMCO Total Return – Service Class	-3.93%	N/A	0.79%	May 1, 2002
Salomon All Cap – Service Class	27.61%	N/A	5.52%	May 3, 1999
Templeton Great Companies Global – Service Class(8)	18.41%	N/A	-13.60%	September 1, 2000
Transamerica Balanced – Service Class(9)	5.13%	N/A	-1.13%	May 1, 2002
Transamerica Convertible Securities – Service Class	15.47%	N/A	3.11%	May 1, 2002
Transamerica Equity – Service Class(10)	23.44%	-1.43%	14.76%	February 26, 1969
Transamerica Growth Opportunities – Service Class(11)	20.09%	N/A	-5.01%	May 3, 1999
Transamerica U.S. Government Securities – Service Class	-5.83%	2.30%	4.11%	May 13, 1994
T. Rowe Price Equity Income – Service Class	17.53%	3.19%	10.54%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	23.03%	-0.32%	11.33%	January 3, 1995
T. Rowe Price Small Cap – Service Class	33.26%	N/A	0.84%	May 3, 1999
Van Kampen Active International Allocation – Service Class	24.35%	-4.17%	1.04%	April 8, 1991
Van Kampen Large Cap Core– Service Class(12)	12.69%	-0.05%	6.42%	April 8, 1991
Van Kampen Emerging Growth – Service Class	20.24%	-2.09%	8.84%	March 1, 1993
AIM V.I. Basic Value Fund – Series II	26.07%	N/A	-1.45%	September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(13)	21.69%	-2.87%	6.44%	May 5, 1993
AllianceBernstein Growth & Income Portfolio – Class B	24.89%	N/A	1.61%	June 1, 1999
AllianceBernstein Premier Growth Portfolio – Class B	15.49%	N/A	-11.48%	July 14, 1999
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(14)	27.64%	-3.58%	6.85%	September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(14)	15.82%	-2.65%	8.27%	September 13, 1993
MFS New Discovery Series – Service Class(15)	26.22%	-1.96%	-1.89%	May 1, 1998
MFS Total Return Series – Service Class(15)	7.64%	3.66%	9.76%	January 3, 1995
Fidelity – VIP Contrafund® Portfolio – Service Class 2(16)	20.64%	1.14%	12.16%	January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(16)	22.59%	1.13%	9.09%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(16)	25.27%	-3.74%	7.86%	October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2(16)	31.36%	17.34%	18.01%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	51.74%	N/A	8.29%	February 25, 2002

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

57

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Formerly known as American Century Income & Growth.

(4)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(5)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(6)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(7)	Formerly known as PBHG/NWQ Value Select.

(8)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(9)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(10)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(11)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(12)	Formerly known as Van Kampen Asset Allocation.

(13)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.

(14)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

(15)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.

(16)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

58

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	20.99%	N/A	4.96%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	28.82%	N/A	2.17%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	23.16%	N/A	4.06%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	25.38%	N/A	3.09%	May 1, 2002
American Century Large Company Value – Service Class(3)	26.87%	N/A	-2.10%	May 1, 2001
American Century International – Service Class	23.42%	-6.01%	-2.09%	January 1, 1997
Capital Guardian Global – Service Class	35.47%	2.82%	3.25%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(4)	34.41%	N/A	-1.07%	October 9, 2000
Capital Guardian Value – Service Class	32.48%	1.52%	8.80%	May 27, 1993
Clarion Real Estate Securities – Service Class	33.72%	12.52%	7.65%	May 1, 1998
Great Companies – AmericaSM – Service Class	22.84%	N/A	-1.84%	May 1, 2000
Great Companies – TechnologySM – Service Class(5)	48.89%	N/A	-23.43%	May 1, 2000
Janus Growth – Service Class	30.07%	-7.45%	6.82%	October 2, 1986
Jennison Growth – Service Class	26.84%	-9.02%	-4.04%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	27.00%	-3.56%	4.16%	May 1, 1997
Marsico Growth – Service Class(6)	24.47%	N/A	-4.46%	May 3, 1999
Mercury Large Cap Value – Service Class(7)	27.80%	4.71%	6.54%	May 1, 1996
MFS High Yield – Service Class	16.21%	3.04%	1.97%	June 1, 1998
PIMCO Total Return – Service Class	3.31%	N/A	5.06%	May 1, 2002
Salomon All Cap – Service Class	33.01%	N/A	6.15%	May 3, 1999
Templeton Great Companies Global – Service Class(8)	24.49%	N/A	-11.35%	September 1, 2000
Transamerica Balanced – Service Class(9)	12.19%	N/A	3.19%	May 1, 2002
Transamerica Convertible Securities – Service Class	21.76%	N/A	7.21%	May 1, 2002
Transamerica Equity – Service Class(10)	29.15%	-0.65%	14.80%	February 26, 1969
Transamerica Growth Opportunities – Service Class(11)	26.04%	N/A	-3.84%	May 3, 1999
Transamerica U.S. Government Securities – Service Class	1.41%	2.94%	4.14%	May 13, 1994
T. Rowe Price Equity Income – Service Class	23.68%	3.78%	10.58%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	28.77%	0.44%	11.37%	January 3, 1995
T. Rowe Price Small Cap – Service Class	38.24%	N/A	1.80%	May 3, 1999
Van Kampen Active International Allocation – Service Class	29.99%	-3.29%	1.07%	April 8, 1991
Van Kampen Large Cap Core – Service Class(12)	19.19%	0.70%	6.46%	April 8, 1991
Van Kampen Emerging Growth – Service Class	26.18%	-1.28%	8.88%	March 1, 1993
AIM V.I. Basic Value Fund – Series II	31.58%	N/A	1.32%	September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(13)	27.53%	-2.03%	6.48%	May 5, 1993
AllianceBernstein Growth & Income Portfolio – Class B	30.49%	N/A	2.54%	June 1, 1999
AllianceBernstein Premier Growth Portfolio – Class B	21.78%	N/A	-9.95%	July 14, 1999
Janus Aspen – Mid Cap Growth Portfolio– Service Shares(14)	33.04%	-2.73%	6.89%	September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(14)	22.09%	-1.82%	8.30%	September 13, 1993
MFS New Discovery Series – Service Class(15)	31.72%	-1.16%	-1.18%	May 1, 1998
MFS Total Return Series – Service Class(15)	14.52%	4.22%	9.80%	January 3, 1995
Fidelity – VIP Contrafund® Portfolio – Service Class 2(16)	26.55%	1.85%	12.19%	January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(16)	28.36%	1.84%	9.13%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(16)	30.84%	-2.88%	7.90%	October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2(16)	36.48%	17.37%	18.04%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	55.35%	N/A	11.44%	February 25, 2002

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

59

(3)	Formerly known as American Century Income & Growth.

(4)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(5)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(6)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(7)	Formerly known as PBHG/NWQ Value Select.

(8)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(9)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(10)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(11)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(12)	Formerly known as Van Kampen Asset Allocation.

(13)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.

(14)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

(15)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.

(16)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

60

APPENDIX C

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV201 101 65 189 (Policy Form)	January 1991
AE830 292 (endorsement)	May 1992
AE847 394 (endorsement)	June 1994
AE871 295 (endorsement)	May 1995
AV254 101 87 196 (Policy Form)	June 1996
AE909 496 (endorsement)	June 1996
AE890 196 (endorsement)	June 1996
AV320 101 99 197 (Policy Form)	May 1997
AE945 197 (endorsement)	May 1997
AV376 101 106 1197 (Policy Form)	May 1998
RGMI 1 798 (endorsement – family income protector)	December 1998
AV432 101 114 199 (Group Policy Form)	May 2000
AV494 101 124 100 (Individual Policy Form)	May 2000
AV620 101 137 101 (Individual Policy Form)	May 2001
RTP 1 201 (Additional Death Distribution Rider)	May 2001
VIAR IP 0100 (Initial Payment Guarantee Rider)	May 2001
RGMI 15 0301 (Managed Annuity Program)	January 2002
AV720 101 148 102	May 2002
RGMB 5 0103	May 2003

61

Product Feature	AV201 101 65 189	AV201 101 65 189, AE830 292, and AE847 394	AV201 101 65 189, AE847 394, and AE871 295	AV254 101 87 196, AE909 496, and AE890 196

Excess Interest Adjustment	N/A	N/A	N/A	Yes

Guaranteed Minimum Death Benefit Option(s)	Total premiums paid, less any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.	5% Annually Compounding (Option A).	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.

Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	4%	4%	4%	3%

Asset Rebalancing	N/A	N/A	N/A	Yes

Death Proceeds	Greater of 1) the policy value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death	Greater of (a) policy value and (b) 5% Annually Compounding Death Benefit	Greatest of (a) policy value and (b) guaranteed minimum death benefit	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	N/A	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	No	No	No

Dollar Cost Averaging Fixed Account Option	N/A	N/A	N/A	Yes

Service Charge	$35 assessed on each policy anniversary. Not deducted from the fixed account.	$35 assessed on each policy anniversary. Not deducted from the fixed account.	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.

Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A	N/A

Family Income Protector	N/A	N/A	N/A	N/A

Additional Death Distribution	N/A	N/A	N/A	N/A

Initial Payment Guarantee	N/A	N/A	N/A	N/A

Managed Annuity Program	N/A	N/A	N/A	N/A

Liquidity Rider	N/A	N/A	N/A	N/A

62

Product Feature	AV320 101 99 197 and AE945 197	AV376 101 106 1197 and AE 945 197	AV432 101 114 199 , AV494 101 124 100 and RGMI 1 798	AV620 101 137 101, RTP 1 201, VIAR IP 0100, RGMI 15 0301 and RGMI 1 798

Excess Interest Adjustment	Yes	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding (Option A), Annual Step-Up (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.	5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.	5% Annually Compounding (Option A), Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80 (Option B), Return of Premium (Option C), and Monthly Step-Up through age 80 (Option D). Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%	3%

Asset Rebalancing	Yes	Yes	Yes	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	Applicable	Applicable	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	Yes (1.10%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date)	Yes (1.25%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes	Yes

Service Charge

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	Yes	Yes

Family Income Protector	N/A	N/A	Yes	Yes

Additional Death Distribution	N/A	N/A	N/A	Yes

Initial Payment Guarantee	N/A	N/A	N/A	Yes

Managed Annuity Program	N/A	N/A	N/A	N/A

Liquidity Rider	N/A	N/A	N/A	N/A

63

Product Feature	AV720 101 148 102, RTP 1 201, VIAR IP 0100, RGMI 15 0301 and RGMI 1 798	AV720 101 148 102, RTP 1 201, VIAR IP 0100, RGMI 15 0301 and RGMI 1 798; RGMD 5 0103

Excess Interest Adjustment	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 (available if owner and annuitant are age 80 or younger); and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).	Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 (available if owner and annuitant are age 80 or younger); the Annual Step-Up Death Benefit - the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81 st birthday; plus any premium payments since that date; minus any adjusted partial surrenders since that date; and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	2%	2%

Asset Rebalancing	Yes	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes	Yes

Service Charge	Annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.	Annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes

Unemployment Waiver	Yes	Yes

Family Income Protector	Yes	No

Additional Death Distribution	Yes	Yes

Initial Payment Guarantee	Yes	Yes

Managed Annuity Program	Yes	No

Liquidity Rider	N/A	Yes

64

TRANSAMERICA LANDMARK

VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2004

to the

Prospectus dated May 1, 2004

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.75%

Example(2)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,161	$1,959	$2,672	$4,472
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$436	$1,315	$2,204	$4,472

(1)	The fee is a percentage of the “principal back” total withdrawal base.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2004

(2)	This Example assumes that you elect the Living Benefits Rider and that you elect other options and features with the highest combination of total charges. The Example does not reflect the cost for any other optional features offered by a supplement to the prospectus. The expenses would be higher if the charges for such benefits were added.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy

2

value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

3

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note: The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

4

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

Living Benefits Rider Fee

A rider fee, 0.75% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM

5

investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities- Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

6

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the fifth rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

7

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2004

to the

Prospectus dated May 1, 2004

FIXED ACCOUNT LIMITATIONS

Effective immediately, only for guaranteed period options of less than five years duration, we will not accept any premium payment in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in all guaranteed period options of less than 5 years duration exceeding $5,000. Please note these limitations do not apply to the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2004

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2004

To The

Prospectus Dated May 1, 2004

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	0.50%

Example(2)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,140	$1,900	$2,049	$4,037
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$410	$1,245	$2,049	$4,037

(1)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(2)	This Example assumes that you elect the Liquidity Rider and that you elect other options and features available under the policy with the highest combination of total charges, except that the Example does not reflect the cost for any other riders offered by a supplement to the prospectus. The expenses would be higher if the charges for such benefits were added.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

2

The following information hereby amends, and to the extent inconsistent replaces, the Appendix B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge, Additional Death Distribution Rider and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	13.03%	N/A	-0.63%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	21.30%	N/A	-3.50%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	15.08%	N/A	-1.68%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	17.49%	N/A	-2.64%	May 1, 2002
American Century International – Service Class	15.52%	N/A	-12.55%	May 1, 2001
American Century Large Company Value – Service Class(2)	19.19%	N/A	-5.92%	May 1, 2001
Capital Guardian Global – Service Class	28.44%	0.82%	1.38%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(3)	27.28%	N/A	-4.14%	October 9, 2000
Capital Guardian Value – Service Class	25.26%	-0.50%	7.41%	May 27, 1993
Clarion Real Estate Securities – Service Class	26.48%	N/A	8.89%	May 1, 2002
Great Companies – AmericaSM – Service Class	14.87%	N/A	-6.04%	May 1, 2001
Great Companies – TechnologySM – Service Class(4)	42.43%	N/A	-16.72%	May 1, 2001
Janus Growth – Service Class	22.65%	-9.68%	5.45%	July 1, 1992
Jennison Growth – Service Class	19.17%	-11.32%	-5.27%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	19.35%	-5.69%	2.52%	May 1, 1997
Marsico Growth(5)	16.62%	N/A	-12.38%	May 1, 2000
Mercury Relative Value – Service Class(6)	20.23%	N/A	0.60%	May 1, 2000
MFS High Yield – Service Class	7.60%	0.99%	-0.01%	June 1, 1998
PIMCO Total Return – Service Class	-5.22%	N/A	-0.56%	May 1, 2002
Salomon All Cap – Service Class	25.86%	N/A	-2.19%	May 1, 2000
Templeton Great Companies Global – Service Class(7)	17.03%	N/A	-11.84%	October 9, 2000
Transamerica Balanced – Service Class(8)	3.57%	N/A	-2.47%	May 1, 2002
Transamerica Convertible Securities – Service Class	13.81%	N/A	1.63%	May 1, 2002
Transamerica Equity – Service Class(9)	21.75%	N/A	-13.74%	May 1, 2000
Transamerica Growth Opportunities – Service Class(10)	18.44%	N/A	-23.80%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	-7.12%	0.93%	2.81%	May 13, 1994
T. Rowe Price Equity Income – Service Class	15.83%	1.81%	9.16%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	21.26%	-1.61%	9.93%	January 3, 1995
T. Rowe Price Small Cap – Service Class	31.37%	N/A	-10.60%	May 1, 2000
Van Kampen Active International Allocation– Service Class	23.41%	-5.29%	-0.16%	April 8, 1991
Van Kampen Large Cap Core – Service Class(11)	11.11%	-1.33%	5.10%	April 8, 1991
Van Kampen Emerging Growth – Service Class	18.53%	N/A	-18.23%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	23.91%	N/A	-5.96%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	19.60%	N/A	-5.10%	May 1, 2002
Alliance Growth & Income Portfolio – Class B	22.75%	N/A	-6.70%	May 1, 2001
Alliance Premier Growth Portfolio – Class B	13.50%	N/A	-16.26%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(8)	25.46%	N/A	-28.16%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	13.83%	N/A	-17.99%	October 9, 2000
MFS New Discovery Series – Service Class	24.06%	N/A	-6.78%	May 1, 2002
MFS Total Return Series – Service Class	5.78%	N/A	-2.81%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	18.57%	N/A	-5.81%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	20.49%	N/A	-1.12%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	23.13%	N/A	-12.96%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	29.12%	N/A	4.58%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	49.15%	N/A	3.95%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as American Century Income & Growth.

3

(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(4)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(5)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(6)	Formerly known as PBHG/NWQ Value Select.

(7)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(8)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(9)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(10)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(11)	Formerly known as Van Kampen Asset Allocation.

4

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2004

To The

Prospectus Dated May 1, 2004

The following investment choices are hereby added to your policy:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

Managed by Merrill Lynch Investment Managers, L.P.

Merrill Lynch Basic Value V.I. Fund

Merrill Lynch Global Allocation V.I. Fund

Merrill Lynch High Current Income V.I. Fund

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	0.50%

Example(2)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,140	$1,900	$2,049	$4,037
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$410	$1,245	$2,049	$4,037

(1)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(2)	This Example assumes that you elect the Liquidity Rider and that you elect other options and features available under the policy with the highest combination of total charges, except that the Example does not reflect the cost for any other riders offered by a supplement to the prospectus. The expenses would be higher if the charges for such benefits were added.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

2

The following hereby amends, and to the extent inconsistent replaces, the corresponding Appendix A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2003. Should the total separate account expense applicable to your policy fall between the maximum and the minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001

Merrill Lynch Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Merrill Lynch Basic Value V.I. Fund(1)
2003	$1.000000	$1.293049	0.000
Merrill Lynch Global Allocation V.I. Fund(1)a
2003	$1.000000	$1.469634	0.000
Merrill Lynch High Current Income V.I. Fund(1)
2003	$1.000000	$1.121973	0.000
Asset Allocation – Conservative Portfolio – Service Class(8)
2003	$1.000000	$1.151154	0.000
Asset Allocation – Growth Portfolio – Service Class(8)
2003	$1.000000	$1.240772	0.000
Asset Allocation – Moderate Portfolio – Service Class(8)
2003	$1.000000	$1.172951	0.000
Asset Allocation – Moderate Growth Portfolio – Service Class(8)
2003	$1.000000	$1.199864	0.000
Alger Aggressive Growth – Service Class(5)b
2003	$1.000000	$1.194999	0.000
American Century Large Company Value – Service Class(7)c
2003	$1.000000	$1.225218	0.000
American Century International – Service Class(7)
2003	$1.000000	$1.249023	0.000
BlackRock Global Science & Technology Opportunities – Service Class(8)d
2003	$1.000000	$1.407675	0.000
BlackRock Mid Cap Growth – Service Class(8)b
2003	$1.000000	$1.220047	0.000
Capital Guardian Global – Service Class(2)
2003	$1.000000	$1.303565	0.000
Capital Guardian U.S. Equity – Service Class(4)e
2003	$1.000000	$1.242941	0.000
Capital Guardian Value – Service Class(1)
2003	$1.000000	$1.276291	0.000
Clarion Real Estate Securities – Service Class(8)
2003	$1.000000	$1.261219	0.000

3

Merrill Lynch Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Great Companies – AmericaSM – Service Class(7)
2003	$1.000000	$1.159012	0.000
Great Companies – TechnologySM – Service Class(7)d
2003	$1.000000	$1.299095	0.000
Janus Growth – Service Class(1)
2003	$1.000000	$1.198385	0.000
Jennison Growth – Service Class – Service Class(1)
2003	$1.000000	$1.197292	0.000
J.P. Morgan Enhanced Index – Service Class(1)
2003	$1.000000	$1.209751	0.000
Marsico Growth – Service Class(5)f
2003	$1.000000	$1.184729	0.000
Mercury Large Cap Value – Service Class(5)g
2003	$1.000000	$1.252476	0.000
MFS High Yield – Service Class(3)
2003	$1.000000	$1.079727	0.000
PBHG Mid Cap Growth – Service Class(5)h
2003	$1.000000	$1.214665	0.000
PIMCO Total Return – Service Class(8)
2003	$1.000000	$1.005095	0.000
Salomon All Cap – Service Class(5)
2003	$1.000000	$1.269268	0.000
Templeton Great Companies Global – Service Class(6)i
2003	$1.000000	$1.200018	0.000
Transamerica Balanced – Service Class(8)j
2003	$1.000000	$1.092598	0.000
Transamerica Convertible Securities – Service Class(8)
2003	$1.000000	$1.148118	0.000
Transamerica Equity – Service Class(5)b
2003	$1.000000	$1.204564	0.000
Transamerica Growth Opportunities – Service Class(7)h
2003	$1.000000	$1.245074	0.000
Transamerica Money Market – Service Class(1)k
2003	$1.000000	$0.988117	0.000
Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.990855	0.000
T. Rowe Price Equity Income – Service Class(1)
2003	$1.000000	$1.210437	0.000
T. Rowe Price Growth Stock – Service Class(1)
2003	$1.000000	$1.205923	0.000
T. Rowe Price Small Cap – Service Class(5)
2003	$1.000000	$1.325528	0.000
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.306577	0.000
Van Kampen Large Cap Core – Service Class(1)l
2003	$1.000000	$1.144742	0.000
Van Kampen Emerging Growth – Service Class(7)
2003	$1.000000	$1.183500	0.000
AIM V.I. Basic Value Fund – Series II(8)
2003	$1.000000	$1.283810	0.000
AIM V.I. Capital Appreciation Fund – Series II(8)
2003	$1.000000	$1.218793	0.000
AllianceBernstein Growth & Income Portfolio – Class B(7)
2003	$1.000000	$1.223289	0.000
AllianceBernstein Premier Growth Portfolio – Class B(7)
2003	$1.000000	$1.143646	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)
2003	$1.000000	$1.249731	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)
2003	$1.000000	$1.233478	0.000

4

Merrill Lynch Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
MFS New Discovery Series – Service Class(8)
2003	$1.000000	$1.266619	0.000
MFS Total Return Series – Service Class(8)
2003	$1.000000	$1.118395	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(5)
2003	$1.000000	$1.232790	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(5)
2003	$1.000000	$1.251476	0.000
Fidelity – VIP Growth Portfolio – Service Class 2(7)
2003	$1.000000	$1.238538	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(5)
2003	$1.000000	$1.385512	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2(8)
2003	$1.000000	$1.470410	0.000

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

[a]	Merrill Lynch Developing Capital Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

[b]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[c]	Formerly known as American Century Income & Growth.

[d]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies - Technology SM.

[e]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[f]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[g]	Formerly known as PBHG/NWQ Value Select.

[h]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[i]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[j]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[k]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[l]	Formerly known as Van Kampen Asset Allocation.

5

Merrill Lynch Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Merrill Lynch Basic Value V.I. Fund(1)
2003	$0.805505	$1.059451	3,414,445.668
2002	$1.000000	$0.805505	2,171,702.064
Merrill Lynch High Current Income V.I. Fund(1)
2003	$0.951877	$1.203853	465,041.553
2002	$1.000000	$0.951877	338,904.899
Merrill Lynch Global Allocation V.I. Fund(1)a
2003	$0.804321	$1.208156	300,020.861
2002	$1.000000	$0.804321	47,143.396
Asset Allocation – Conservative Portfolio – Service Class(8)
2003	$1.000000	$1.158727	0.000
Asset Allocation – Growth Portfolio – Service Class(8)
2003	$1.000000	$1.248932	87,264.977
Asset Allocation – Moderate Portfolio – Service Class(8)
2003	$1.000000	$1.180666	128,668.868
Asset Allocation – Moderate Growth Portfolio – Service Class(8)
2003	$1.000000	$1.207772	0.000
Alger Aggressive Growth – Service Class(5)b
2003	$1.000000	$1.202856	0.000
American Century Large Company Value – Service Class(7)c
2003	$1.000000	$1.233271	0.000
American Century International – Service Class(7)d
2003	$1.000000	$1.257247	650.772
BlackRock Global Science & Technology Opportunities – Service Class(8)e
2003	$1.000000	$1.416923	0.000
BlackRock Mid Cap Growth – Service Class(8)b
2003	$1.000000	$1.228072	655.637
Capital Guardian Global – Service Class(2)
2003	$1.000000	$1.312143	0.000
Capital Guardian U.S. Equity – Service Class(4)f
2003	$1.000000	$1.251112	0.000
Capital Guardian Value – Service Class(1)
2003	$1.000000	$1.284690	1,275.931
Clarion Real Estate Securities – Service Class(8)
2003	$1.000000	$1.269513	1,273.045
Great Companies – AmericaSM – Service Class(7)
2003	$1.000000	$1.166636	0.000
Great Companies – TechnologySM – Service Class(7)e
2003	$1.000000	$1.307629	0.000
Janus Growth – Service Class(1)
2003	$1.000000	$1.206254	0.000
Jennison Growth – Service Class(1)
2003	$1.000000	$1.205162	0.000
J.P. Morgan Enhanced Index – Service Class(1)
2003	$1.000000	$1.217705	0.000
Marsico Growth – Service Class(5)g
2003	$1.000000	$1.192513	99,540.462
Mercury Large Cap Value – Service Class(5)h
2003	$1.000000	$1.260709	0.000
MFS High Yield – Service Class(3)
2003	$1.000000	$1.086836	1,457.012
PBHG Mid Cap Growth – Service Class(5)i
2003	$1.000000	$1.222658	0.000
PIMCO Total Return – Service Class(8)
2003	$1.000000	$1.011723	7,695.212
Salomon All Cap – Service Class(5)
2003	$1.000000	$1.277605	48,001.647
Templeton Great Companies Global – Service Class(6)j
2003	$1.000000	$1.207910	0.000

6

Merrill Lynch Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Balanced – Service Class(8)k
2003	$1.000000	$1.099798	37,808.010
Transamerica Convertible Securities – Service Class(8)
2003	$1.000000	$1.155678	0.000
Transamerica Equity – Service Class(5)b
2003	$1.000000	$1.212483	0.000
Transamerica Growth Opportunities – Service Class(7)i
2003	$1.000000	$1.253265	0.000
Transamerica Money Market – Service Class(1)l
2003	$1.000000	$0.994632	0.000
Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.997393	93,421.703
T. Rowe Price Equity Income – Service Class(1)
2003	$1.000000	$1.218401	0.000
T. Rowe Price Growth Stock – Service Class(1)
2003	$1.000000	$1.213849	0.000
T. Rowe Price Small Cap – Service Class(5)
2003	$1.000000	$1.334243	0.000
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.315176	0.000
Van Kampen Large Cap Core – Service Class(1)n
2003	$1.000000	$1.152270	0.000
Van Kampen Emerging Growth – Service Class(7)
2003	$1.000000	$1.191283	0.000
PAM Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.997393	0.000
AIM V.I. Basic Value Fund – Series II(8)
2003	$0.758797	$0.998447	637,032.408
2002	$1.000000	$0.758797	369,892.836
AIM V.I. Capital Appreciation Fund – Series II(8)
2003	$0.794074	$1.012659	85,718.017
2002	$1.000000	$0.794074	74,397.449
AllianceBernstein Growth & Income – Class B(7)
2003	$0.788553	$1.028983	591,928.339
2002	$1.000000	$0.788553	386,716.768
AllianceBernstein Premier Growth – Class B(7)
2003	$0.783412	$0.954070	784,197.432
2002	$1.000000	$0.783412	337,594.326
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)
2003	$0.797389	$1.060809	151,386.478
2002	$1.000000	$0.797389	57,340.565
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)
2003	$0.781122	$0.953700	544,209.967
2002	$1.000000	$0.781122	293,214.223
MFS New Discovery Series – Service Class(8)
2003	$0.747860	$0.985079	278,449.912
2002	$1.000000	$0.747860	160,754.242
MFS Total Return Series – Service Class(8)
2003	$0.918659	$1.052023	486,595.310
2002	$1.000000	$0.918659	255,922.368
Fidelity – VIP Contrafund® Portfolio – Service Class 2(5)
2003	$0.863856	$1.093234	1,163,723.293
2002	$1.000000	$0.863856	678,634.412
Fidelity – VIP Equity-Income Portfolio – Service Class 2(5)
2003	$0.819327	$1.051697	352,561.273
2002	$1.000000	$0.819327	234,242.883

7

Merrill Lynch Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Growth Portfolio – Service Class 2(7)
2003	$0.744894	$0.974625	272,176.821
2002	$1.000000	$0.744894	188,359.748
Fidelity – VIP Mid Cap Portfolio – Service Class 2(5)
2003	$0.858157	$1.171204	1,239,687.170
2002	$1.000000	$0.858157	1,070,873.550
Fidelity – VIP Value Strategies Portfolio – Service Class 2(8)
2003	$0.749188	$1.163843	891,402.824
2002	$1.000000	$0.749188	659,038.652
Asset Allocation – Conservative Portfolio – Initial Class(8)
2003	$0.897589	$1.089116	1,906,847.172
2002	$1.000000	$0.897589	876,495.345
Asset Allocation – Growth Portfolio – Initial Class(8)
2003	$0.805934	$1.040631	1,664,016.395
2002	$1.000000	$0.805934	854,486.148
Asset Allocation – Moderate Portfolio – Initial Class(8)
2003	$0.869075	$1.071274	6,650,434.374
2002	$1.000000	$0.869075	2,846,225.738
Asset Allocation – Moderate Growth Portfolio – Initial Class(8)
2003	$0.840459	$1.055085	5,804,645.957
2002	$1.000000	$0.840459	3,357,597.700
Alger Aggressive Growth – Initial Class (5)b
2003	$0.719046	$0.958142	257,066.217
2002	$1.000000	$0.719046	109,245.327
American Century Large Company Value – Initial Class(7)c
2003	$0.823545	$1.047037	221,015.018
2002	$1.000000	$0.823545	137,071.187
American Century International – Initial Class (7)d
2003	$0.791709	$0.979225	483,606.412
2002	$1.000000	$0.791709	201,773.940
BlackRock Global Science & Technology Opportunities– Initial Class(8)e
2003	$0.716588	$1.075494	75,945.416
2002	$1.000000	$0.716588	22,102.833
BlackRock Mid Cap Growth – Initial Class(8)b
2003	$0.758594	$0.968595	210,058.994
2002	$1.000000	$0.758594	120,019.128
Capital Guardian Global – Initial Class(2)
2003	$0.808601	$1.098404	830,077.482
2002	$1.000000	$0.808601	625,870.167
Capital Guardian U.S. Equity – Initial Class(4)f
2003	$0.792055	$1.067291	1,649,789.133
2002	$1.000000	$0.792055	1,226,256.128
Capital Guardian Value – Initial Class(1)
2003	$0.779903	$1.036131	1,539,423.862
2002	$1.000000	$0.779903	965,971.937
Clarion Real Estate Securities – Initial Class(8)
2003	$0.930745	$1.247170	494,319.066
2002	$1.000000	$0.930745	292,267.526
Gabelli Global Growth – Initial Class(6)d
2002	$1.000000	$0.853824	149,926.998
Great Companies - AmericaSM – Initial Class(7)
2003	$0.844812	$1.039727	346,123.885
2002	$1.000000	$0.844812	80,436.988
Great Companies – TechnologySM – Initial Class(7)e
2003	$0.714332	$1.064476	44,642.094
2002	$1.000000	$0.714332	18,332.298
Janus Growth – Initial Class(1)
2003	$0.795832	$1.037724	110,653.443
2002	$1.000000	$0.795832	59,105.896

8

Merrill Lynch Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Jennison Growth – Initial Class(1)
2003	$0.753450	$0.957795	133,010.504
2002	$1.000000	$0.753450	76,322.248
J.P. Morgan Enhanced Index – Initial Class(1)
2003	$0.802779	$1.021871	444,036.351
2002	$1.000000	$0.802779	248,378.848
Marsico Growth – Initial Class(5)g
2003	$1.000000	$1.193911	51,120.812
Mercury Large Cap Value – Initial Class(5)h
2003	$0.809708	$1.037373	443,493.164
2002	$1.000000	$0.809708	236,553.168
MFS High Yield – Initial Class(3)
2003	$0.989712	$1.150343	853,805.903
2002	$0.954934	$0.989712	426,277.791
PBHG Mid Cap Growth – Initial Class(5)i
2003	$0.746244	$0.943512	371,058.787
2002	$1.000000	$0.746244	124,853.563
PIMCO Total Return – Initial Class(8)
2003	$1.052874	$1.090330	3,612,769.754
2002	$1.000000	$1.052874	2,318,021.651
Salomon All Cap – Initial Class(5)
2003	$0.768745	$1.025659	1,090,111.057
2002	$1.000000	$0.768745	422,351.461
Templeton Great Companies Global – Initial Class(6)j
2003	$0.825826	$1.033137	18,876.611
2002	$1.000000	$0.825826	25,480.593
Transamerica Balanced – Initial Class(8)k
2003	$0.940839	$1.057833	100,544.543
2002	$1.000000	$0.940839	63,625.690
Transamerica Convertible Securities – Initial Class(8)
2003	$0.923984	$1.127956	404,453.723
2002	$1.000000	$0.923984	214,322.097
Transamerica Equity – Initial Class(5)b
2003	$0.842931	$1.091940	206,485.414
2002	$1.000000	$0.842931	154,745.090
Transamerica Growth Opportunities – Initial Class(7)i
2003	$0.792775	$1.026868	166,651.503
2002	$1.000000	$0.792775	162,427.490
Transamerica Money Market – Initial Class(1)l
2003	$0.999405	$0.993896	682,961.604
Transamerica Small/Mid Cap Value – Initial Class(1)m
2003	$0.624786	$1.176997	184,776.166
2002	$1.000000	$0.624786	270,032.372
Transamerica U.S. Government Securities – Initial Class(1)
2003	$1.042912	$1.059877	1,655,492.145
2002	$1.000000	$1.042912	1,389,505.540
T. Rowe Price Equity Income – Initial Class(1)
2003	$0.841110	$1.042793	1,818,429.181
2002	$1.000000	$0.841110	1,068,795.427
T. Rowe Price Growth Stock – Initial Class(1)
2003	$0.817448	$1.055194	1,435,087.254
2002	$1.000000	$0.817448	853,039.860
T. Rowe Price Small Cap – Initial Class(5)
2003	$0.744004	$1.031215	1,060,864.160
2002	$1.000000	$0.744004	539,694.275
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.824046	$1.080388	257,636.614
2002	$1.000000	$0.824046	99,636.670

9

Merrill Lynch Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Van Kampen Large Cap Core – Initial Class(1)n
2003	$0.874009	$1.044706	268,697.734
2002	$1.000000	$0.874009	214,769.043
Van Kampen Emerging Growth – Initial Class(7)
2003	$0.723956	$0.915881	646,387.625
2002	$1.000000	$0.723956	415,655.829
Van Kampen Money Market – Initial Class(1)l
2002	$1.000000	$0.999405	805,365.019

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

[a]	Merrill Lynch Developing Capital Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

[b]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[c]	Formerly known as American Century Income & Growth.

[d]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[e]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies - Technology SM.

[f]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[g]	This subaccount re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[h]	Formerly known as PBHG/NWQ Value Select.

[i]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[j]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[k]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[l]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[m]	Formerly known as Dreyfus Small Cap Value.

[n]	Formerly known as Van Kampen Asset Allocation.

10

The following information hereby amends, and to the extent inconsistent replaces, the Appendix B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge, Additional Death Distribution Rider and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	10 Year or Inception(1)	Subaccount Inception Date
Merrill Lynch Basic Value V.I. Fund(2)	23.85%	6.04%	6.44%	July 3, 1997(4)
Merrill Lynch Global Allocation V.I. Fund(2)(3)	43.70%	7.12%	-4.63%	July 3, 1997(4)
Merrill Lynch High Current Income V.I. Fund(2)	18.48%	1.90%	1.15%	July 3, 1997(4)
Asset Allocation – Conservative Portfolio – Service Class	13.03%	N/A	-0.63%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	21.30%	N/A	-3.50%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	15.08%	N/A	-1.68%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	17.49%	N/A	-2.64%	May 1, 2002
American Century International – Service Class	15.52%	N/A	-12.55%	May 1, 2001
American Century Large Company Value – Service Class(5)	19.19%	N/A	-5.92%	May 1, 2001
Capital Guardian Global – Service Class	28.44%	0.82%	1.38%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(6)	27.28%	N/A	-4.14%	October 9, 2000
Capital Guardian Value – Service Class	25.26%	-0.50%	7.07%	May 27, 1993
Clarion Real Estate Securities – Service Class	26.48%	N/A	8.89%	May 1, 2002
Great Companies – AmericaSM – Service Class	14.87%	N/A	-6.04%	May 1, 2001
Great Companies – TechnologySM – Service Class(7)	42.43%	N/A	-16.72%	May 1, 2001
Janus Growth – Service Class	22.65%	-9.68%	5.48%	July 1, 1992
Jennison Growth – Service Class	19.17%	-11.32%	-5.27%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	19.35%	-5.69%	2.52%	May 1, 1997
Marsico Growth – Service Class (8)	16.62%	N/A	-12.38%	May 1, 2000
Mercury Large Cap Value – Service Class(9)	20.23%	N/A	0.60%	May 1, 2000
MFS High Yield – Service Class	7.60%	0.99%	-0.01%	June 1, 1998
PIMCO Total Return – Service Class	-5.22%	N/A	-0.56%	May 1, 2002
Salomon All Cap – Service Class	25.86%	N/A	-2.19%	May 1, 2000
Templeton Great Companies Global – Service Class(10)	17.03%	N/A	-11.84%	October 9, 2000
Transamerica Balanced – Service Class(11)	3.57%	N/A	-2.47%	May 1, 2002
Transamerica Convertible Securities – Service Class	13.81%	N/A	1.63%	May 1, 2002
Transamerica Equity – Service Class(12)	21.75%	N/A	-13.74%	May 1, 2000
Transamerica Growth Opportunities – Service Class(13)	18.44%	N/A	-23.80%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	-7.12%	0.93%	2.81%	May 13, 1994
T. Rowe Price Equity Income – Service Class	15.83%	1.81%	9.16%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	21.26%	-1.61%	9.93%	January 3, 1995
T. Rowe Price Small Cap – Service Class	31.37%	N/A	-10.60%	May 1, 2000
Van Kampen Active International Allocation – Service Class	23.41%	-5.29%	0.71%	April 8, 1991
Van Kampen Large Cap Core – Service Class(14)	11.11%	-1.33%	6.39%	April 8, 1991
Van Kampen Emerging Growth – Service Class	18.53%	N/A	-18.23%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	23.91%	N/A	-5.96%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	19.60%	N/A	-5.10%	May 1, 2002
AllianceBernstein Growth & Income Portfolio – Class B	22.75%	N/A	-6.70%	May 1, 2001
AllianceBernstein Premier Growth Portfolio – Class B	13.50%	N/A	-16.26%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	25.46%	N/A	-28.16%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	13.83%	N/A	-17.99%	October 9, 2000
MFS New Discovery Series – Service Class	24.06%	N/A	-6.78%	May 1, 2002
MFS Total Return Series – Service Class	5.78%	N/A	-2.81%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	18.57%	N/A	-5.81%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	20.49%	N/A	-1.12%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	23.13%	N/A	-12.96%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	29.12%	N/A	4.58%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	49.15%	N/A	3.95%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

11

(2)	The Subaccounts invest in Class A shares of Merrill Lynch Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

(3)	Merrill Lynch Developing Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

(4)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.

(5)	Formerly known as American Century Income & Growth.

(6)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(7)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(8)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(9)	Formerly known as PBHG/NWQ Value Select.

(10)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(11)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(12)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(13)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(14)	Formerly known as Van Kampen Asset Allocation.

12

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date(1)
Merrill Lynch Basic Value V.I. Fund(2)	26.01%	7.52%	7.89%	July 3, 1997
Merrill Lynch Global Allocation V.I. Fund(2)(3)	46.19%	8.62%	-3.35%	July 3, 1997
Merrill Lynch High Current Income V.I. Fund(2)	20.55%	3.33%	2.54%	July 3, 1997

(1)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.

(2)	The Subaccounts invest in Class A shares of Merrill Lynch Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

(3)	Merrill Lynch Developing Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

Non-Standardized Performance Data

TABLE 2

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date(1)
Merrill Lynch Basic Value V.I. Fund(2)	31.53%	7.88%	8.03%	July 3, 1997
Merrill Lynch Global Allocation V.I. Fund(2)(3)	50.21%	8.93%	-2.82%	July 3, 1997
Merrill Lynch High Current Income V.I. Fund(2)(2)	26.47%	3.92%	2.89%	July 3, 1997

(1)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.

(2)	The Subaccounts invest in Class A shares of Merrill Lynch Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

(3)	Merrill Lynch Developing Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

13

Adjusted Historical Performance Data of the Portfolios

Merrill Lynch Variable Series Funds, Inc.—Adjusted Historical Data. Prior to July 3, 1997, the Merrill Lynch Basic Value V.I. Fund Subaccount, the Merrill Lynch Global Allocation V.I. Fund Subaccount and the Merrill Lynch High Current Income V.I. Fund Subaccount (the “Merrill Lynch Subaccounts”) had not yet commenced operations. However, Tables 3 and 4 show average annual total return information based on the hypothetical assumption that those subaccounts have been available to the Separate Account VA B since inception of the underlying portfolios.

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming A Surrender Charge, No Riders and Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date(2)
Merrill Lynch Basic Value V.I. Fund	26.01%	7.52%	10.89%	July 1, 1993
Merrill Lynch Global Allocation V.I. Fund(3)	46.19%	8.62%	-0.13%	May 2, 1994
Merrill Lynch High Current Income V.I. Fund	20.55%	3.33%	4.29%	April 20, 1982

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming No Surrender Charge, Riders and Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date(2)
Merrill Lynch Basic Value V.I. Fund	31.53%	7.88%	10.93%	July 1, 1993
Merrill Lynch Global Allocation V.I. Fund(3)	50.21%	8.93%	-0.09%	May 2, 1994
Merrill Lynch High Current Income V.I. Fund	26.47%	3.92%	4.32%	April 20, 1982

(1)	If the corresponding inception date is less than ten years the performance is for the time period since the corresponding inception date.

(2)	The Subaccounts invest in Class A shares of the Merrill Lynch Variable Series Funds, Inc. portfolios. The performance data for periods prior to the date the Merrill Lynch Subaccounts commenced operations is based on the performance of the underlying portfolios and the assumption that the Merrill Lynch Subaccounts were in existence for the same period as the corresponding portfolios, with a level of charges equal to those currently assessed against the Subaccount or against owners’ policy values under the Policies. The Merrill Lynch Basic Value V.I. Fund commenced operations on July 1, 1993; the Merrill Lynch Global Allocation V.I. Fund commenced operations on May 2, 1994; and the Merrill Lynch High Current Income V.I. Fund commenced operations on April 20, 1982. For purposes of the calculation of the performance data prior to dates of inception of the subaccounts, the deductions for the mortality and expense risk fee, and administrative charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and in Transamerica’s opinion generally approximates the performance that would have resulted if the Merrill Lynch Subaccounts had actually been in existence since the inception of the underlying portfolios. Performance data for periods of less than seven years reflect deduction of the surrender charge.

(3)	Merrill Lynch Developing Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

14

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2004

To The

Prospectus Dated May 1, 2004

The following investment choices are hereby added to your policy:

MTB GROUP OF FUNDS – CLASS VA

MTB Inveestment Advisors, Inc.

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation – Moderate Growth Fund II

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	0.50%

Total Portfolio Annual Operating Expenses(2):	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	2.45%

Example(3)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,226	$2,151	$2,483	$4,830
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$504	$1,516	$2,483	$4,830

(1)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(2)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2003 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(3)	This Example assumes that you elect the Liquidity Rider and that you elect other options and features available under the policy with the highest combination of total charges, except that the Example does not reflect the cost for any other riders offered by a supplement to the prospectus. The expenses would be higher if the charges for such benefits were added.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

Financial Information. The MTB Large-Cap Growth Fund II, MTB Large-Cap Value Fund II, MTB Managed Allocation – Moderate Growth Fund II had not commenced operations as of December 31, 2003, therefore, financial data is not available.

2

APPENDIX B

The following information hereby supplements the corresponding APPENDIX B contained in the prospectus.

Standardized Performance Data

The MTB Large-Cap Growth Fund II, MTB Large-Cap Value Fund II, MTB Managed Allocation – Moderate Growth Fund II had not commenced operations as of December 31, 2003, therefore, comparable data is not available.

Non-Standardized Performance Data

The MTB Large-Cap Growth Fund II, MTB Large-Cap Value Fund II, MTB Managed Allocation – Moderate Growth Fund II had not commenced operations as of December 31, 2003, therefore, comparable data is not available.

Adjusted Historical Performance Data

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming a Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
MTB Large-Cap Growth Fund II	9.09%	N/A	-7.26%	May 31, 2002
MTB Large-Cap Value Fund II	26.28%	N/A	-4.02%	May 31, 2002
MTB Managed Allocation – Moderate Growth Fund II	9.05%	N/A	0.70%	June 30, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
MTB Large-Cap Growth Fund II	15.86%	N/A	-2.55%	May 31, 2002
MTB Large-Cap Value Fund II	31.78%	N/A	0.60%	May 31, 2002
MTB Managed Allocation – Moderate Growth Fund II	15.82%	N/A	5.45%	June 30, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

3

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2004

To The

Prospectus Dated May 1, 2004

The following investment choices are hereby added to your policy:

STI CLASSIC VARIABLE TRUST

Managed by STI Capital Management, N.A.

STI Classic Capital Appreciation Fund

STI Classic Growth & Income Fund

STI Classic International Equity Fund

STI Classic Investment Grade Bond Fund

STI Classic Mid-Cap Equity Fund

STI Classic Small Cap Value Equity Fund

STI Classic Value Income Stock Fund

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company. All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	0.50%

Maximum
Total Portfolio Annual Operating Expenses(2):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	3.91%

Example(3)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,366	$2,543	$3,103	$5,881
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$646	$1,913	$3,103	$5,881

(1)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(2)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2003 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(3)	This Example assumes that you elect the Liquidity Rider and that you elect other options and features available under the policy with the highest combination of total charges, except that the Example does not reflect the cost for any other riders offered by a supplement to the prospectus. The expenses would be higher if the charges for such benefits were added.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

2

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2003. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001

Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
STI Classic Capital Appreciation Fund(1)a
2003	$1.000000	$1.139468	0.00
STI ClassicGrowth & Income Fund(1)a
2003	$1.000000	$1.226534	0.00
STI Classic International Equity Fund(1)a
2003	$1.000000	$1.333188	0.00
STI Classic Investment Grade Bond Fund(1)a
2003	$1.000000	$0.994474	0.00
STI Classic Mid-Cap Equity Fund(1)a
2003	$1.000000	$1.274491	0.00
STI Classic Small Cap Value Equity Fund(1)a
2003	$1.000000	$1.363404	0.00
STI Classic Value Income Stock Fund(1)a
2003	$1.000000	$1.211950	0.00

(1)	Subaccount Inception Date May 1, 2003.

[a]	The term “Classic” has been added to the name of each fund.

3

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
STI Classic Capital Appreciation Fund(1)a
2003	$1.000000	$1.146969	5,678.182
STI Classic Growth & Income Fund(1)a
2003	$1.000000	$1.234599	0.00
STI Classic International Equity Fund(1)a
2003	$1.000000	$1.341958	0.00
STI Classic Investment Grade Bond Fund(1)a
2003	$1.000000	$1.001025	0.00
STI Classic Mid-Cap Equity Fund(1)a
2003	$1.000000	$1.282875	0.00
STI Classic Small Cap Value Equity Fund(1)a
2003	$1.000000	$1.372373	0.00
STI Classic Value Income Stock Fund(1)a
2003	$1.000000	$1.219923	0.00

(1)	Subaccount Inception Date May 1, 2003.

[a]	The term “Classic” has been added to the name of each fund.

4

The following information hereby supplements the corresponding APPENDIX B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge, Additional Death Distribution Rider and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	10 Year or Inception(1)	Subaccount Inception Date
STI Classic Capital Appreciation Fund(2)	N/A	N/A	5.73%	May 1, 2003
STI Classic Growth & Income Fund(2)	N/A	N/A	14.41%	May 1, 2003
STI Classic International Equity Fund(2)	N/A	N/A	25.04%	May 1, 2003
STI Classic Investment Grade Bond Fund(2)	N/A	N/A	-8.73%	May 1, 2003
STI Classic Mid-Cap Equity Fund(2)	N/A	N/A	19.19%	May 1, 2003
STI Classic Small Cap Value Equity Fund(2)	N/A	N/A	28.05%	May 1, 2003
STI Classic Value Income Stock Fund(2)	N/A	N/A	12.95%	May 1, 2003
Asset Allocation – Conservative Portfolio – Service Class	13.03%	N/A	-0.63%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	21.30%	N/A	-3.50%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	15.08%	N/A	-1.68%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	17.49%	N/A	-2.64%	May 1, 2002
American Century International – Service Class	15.52%	N/A	-12.55%	May 1, 2001
American Century Large Company Value – Service Class(3)	19.19%	N/A	-5.92%	May 1, 2001
Capital Guardian Global – Service Class	28.44%	0.82%	1.38%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(4)	27.28%	N/A	-4.14%	October 9, 2000
Capital Guardian Value – Service Class	25.26%	-0.50%	7.41%	May 27, 1993
Clarion Real Estate Securities – Service Class	26.48%	N/A	8.89%	May 1, 2002
Great Companies - AmericaSM – Service Class	14.87%	N/A	-6.04%	May 1, 2001
Great Companies – TechnologySM – Service Class(5)	42.43%	N/A	-16.72%	May 1, 2001
Janus Growth – Service Class	22.65%	-9.68%	5.45%	July 1, 1992
Jennison Growth – Service Class	19.17%	-11.32%	-5.27%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	19.35%	-5.69%	2.52%	May 1, 1997
Marsico Growth – Service Class (6)	16.62%	N/A	-12.38%	May 1, 2000
Mercury Large Cap Value – Service Class(7)	20.23%	N/A	0.60%	May 1, 2000
MFS High Yield – Service Class	7.60%	0.99%	-0.01%	June 1, 1998
PIMCO Total Return – Service Class	-5.22%	N/A	-0.56%	May 1, 2002
Salomon All Cap – Service Class	25.86%	N/A	-2.19%	May 1, 2000
Templeton Great Companies Global – Service Class(8)	17.03%	N/A	-11.84%	October 9, 2000
Transamerica Balanced – Service Class(9)	3.57%	N/A	-2.47%	May 1, 2002
Transamerica Convertible Securities – Service Class	13.81%	N/A	1.63%	May 1, 2002
Transamerica Equity – Service Class(10)	21.75%	N/A	-13.74%	May 1, 2000
Transamerica Growth Opportunities – Service Class(11)	18.44%	N/A	-23.80%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	-7.12%	0.93%	2.81%	May 13, 1994
T. Rowe Price Equity Income – Service Class	15.83%	1.81%	9.16%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	21.26%	-1.61%	9.93%	January 3, 1995

5

TABLE 1 – A (continued)

Standard Average Annual Total Returns

(Assuming A Surrender Charge, Additional Death Distribution Rider and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	10 Year or Inception(1)	Subaccount Inception Date
T. Rowe Price Small Cap – Service Class	31.37%	N/A	-10.60%	May 1, 2000
Van Kampen Active International Allocation – Service Class	23.41%	-5.29%	-0.16%	April 8, 1991
Van Kampen Large Cap Core – Service Class(12)	11.11%	-1.33%	5.10%	April 8, 1991
Van Kampen Emerging Growth – Service Class	18.53%	N/A	-18.23%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	23.91%	N/A	-5.96%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	19.60%	N/A	-5.10%	May 1, 2002
AllianceBernstein Growth & Income Portfolio – Class B	22.75%	N/A	-6.70%	May 1, 2001
AllianceBernstein Premier Growth Portfolio – Class B	13.50%	N/A	-16.26%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	25.46%	N/A	-28.16%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	13.83%	N/A	-17.99%	October 9, 2000
MFS New Discovery Series – Service Class	24.06%	N/A	-6.78%	May 1, 2002
MFS Total Return Series – Service Class	5.78%	N/A	-2.81%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	18.57%	N/A	-5.81%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	20.49%	N/A	-1.12%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	23.13%	N/A	-12.96%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	29.12%	N/A	4.58%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	49.15%	N/A	3.95%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	The term “Classic” has been added to the name of each fund.

(3)	Formerly known as American Century Income & Growth.

(4)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(5)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(6)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(7)	Formerly known as PBHG/NWQ Value Select.

(8)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(9)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(10)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(11)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(12)	Formerly known as Van Kampen Asset Allocation.

6

Non-Standardized Performance Data

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
STI Classic Capital Appreciation Fund(1)	N/A	N/A	6.70%	May 1, 2003
STI Classic Growth & Income Fund(1)	N/A	N/A	15.46%	May 1, 2003
STI Classic International Equity Fund(1)	N/A	N/A	26.20%	May 1, 2003
STI Classic Investment Grade Bond Fund(1)	N/A	N/A	-7.90%	May 1, 2003
STI Classic Mid-Cap Equity Fund(1)	N/A	N/A	20.29%	May 1, 2003
STI Classic Small Cap Value Equity Fund(1)	N/A	N/A	29.24%	May 1, 2003
STI Classic Value Income Stock Fund(1)	N/A	N/A	13.99%	May 1, 2003

(1)	The term “Classic” has been added to the name of each fund.

Non-Standardized Performance Data

TABLE 2

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
STI Classic Capital Appreciation Fund(1)	N/A	N/A	14.70%	May 1, 2003
STI Classic Growth & Income Fund(1)	N/A	N/A	23.46%	May 1, 2003
STI Classic International Equity Fund(1)	N/A	N/A	34.20%	May 1, 2003
STI Classic Investment Grade Bond Fund(1)	N/A	N/A	0.10%	May 1, 2003
STI Classic Mid-Cap Equity Fund(1)	N/A	N/A	28.29%	May 1, 2003
STI Classic Small Cap Value Equity Fund(1)	N/A	N/A	37.24%	May 1, 2003
STI Classic Value Income Stock Fund(1)	N/A	N/A	21.99%	May 1, 2003

(1)	The term “Classic” has been added to the name of each fund.

7

Adjusted Historical Performance Data

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming a Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
STI Classic Capital Appreciation Fund(2)	10.25%	-2.49%	9.10%	October 2, 1995
STI Classic Growth & Income Fund(2)	18.82%	N/A	-1.59%	December 31, 1999
STI Classic International Equity Fund(2)	30.36%	-2.72%	2.11%	November 7, 1996
STI Classic Investment Grade Bond Fund(2)	-6.30%	2.35%	4.15%	October 2, 1995
STI Classic Mid-Cap Equity Fund(2)	22.27%	-1.01%	4.89%	October 2, 1995
STI Classic Small Cap Value Equity Fund(2)	31.55%	11.27%	6.03%	October 22, 1997
STI Classic Value Income Stock Fund(2)	15.22%	-0.60%	6.70%	October 2, 1995

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	The term “Classic” has been added to the name of each fund.

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
STI Classic Capital Appreciation Fund(2)	16.93%	-1.67%	9.13%	October 2, 1995
STI Classic Growth & Income Fund(2)	24.87%	N/A	-0.40%	December 31, 1999
STI Classic International Equity Fund(2)	35.55%	-1.89%	2.14%	November 7, 1996
STI Classic Investment Grade Bond Fund(2)	0.94%	2.99%	4.19%	October 2, 1995
STI Classic Mid-Cap Equity Fund(2)	28.06%	-0.24%	4.92%	October 2, 1995
STI Classic Small Cap Value Equity Fund(2)	36.66%	11.46%	6.26%	October 22, 1997
STI Classic Value Income Stock Fund(2)	21.54%	0.16%	6.73%	October 2, 1995

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	The term “Classic” has been added to the name of each fund.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

8

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2004

to the

Statement of Additional Information dated May 1, 2004

LIVING BENEFITS RIDER ADJUSTED PARTIAL SURRENDERS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark Variable Annuity dated May 1, 2004

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

2

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

3

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

4

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

5

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

6

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

7

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2004 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, P.O. Box 3183 Cedar Rapids, Iowa 52406-31835. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2004

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183 Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the penalty free amount.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date— The date shown on the policy data page attached to the policy and the date on whch the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustment and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.

Policy Year—A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying fund portfolios.

Surrender Charge—A percentage of each premium payment in an amount from 8% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21
Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* .08 = 3,934.50
Net surrender value at middle of policy year 2	= 51,129.21 - 3,934.50 = 47,194.71

Upon full surrender of the policy, the net surrender value will never be less than that required by the non-forfeiture laws of your state.

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000.00 – 4, 181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .08 = 3,934.50
Net surrender value at middle of policy year 2	= 55,931.21 - 3,934.50 = 51,996.71

Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state.

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1 - .08) = 16,304.35

SC = .08 * (16,304.35 – (-553.66)) = 1,348.64
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,348.64) = 32,278.91

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1 - .08) = 16,304.35

SC = .08 * (16,304.35 – 553.66) = 1,260.06
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,260.06) = 33,474.81

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (1) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1) is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For the Return of Premium death benefit this amount is equal to zero;

(2) is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3) is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	Requested surrender (requested amount including penalties)
$3,000	Remaining guaranteed minimum death benefit adjustment free amount
$5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)
$10,494	Reduction in policy value due to excess partial surrender = 10,000 - 100 + 594
$15,494	Total Gross Partial Surrender
$22,140	adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)
$52,860	New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140
$34,506	New policy value (after surrender) = 50,000 - 15,494

Summary:

Reduction in guaranteed minimum death benefit	= $22,140
Reduction in policy value	= $15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Example 2 (Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender (requested amount including penalties)
$1,000	remaining guaranteed minimum death benefit adjustment free surrender amount
$7,500	surrender charge-free amount (assumes penalty free surrender is available)
$7,500	excess partial surrender (amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (- 100)]
$8,056	reduction in policy value due to excess partial surrender = 7500 - (- 100) + 456 = 7500 + 100 + 456
$15,556	total Gross Partial Surrender = 7,500 + 8,056
$15,556	adjusted partial surrender = 1,000 + (7,500 + 8056 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)
$34,444	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
$59,444	new policy value (after surrender) = 75,000 - 15,556

Summary:

Reduction in guaranteed minimum death benefit	= $15,556
Reduction in policy value	= $15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, certain distribution requirements apply. See “Death of Owner” below.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a discount rate.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 ½ or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 ½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 ½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor	=	(A + B - C) - E
D

Where: A	=	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57

B	=	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C	=	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D	=	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

E	=	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.80% on an annual basis; On a daily basis, this equals .000048878.

Then, the net investment factor	=	(11.57 + 0 - 0) - .000048878 = Z = 1.014863403
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A	=	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B	=	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating or Initial Payment Guarantee annuity payments, the factor is 1.25% higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A	=	annuity unit value for the immediately preceding valuation period.
Assume = $X

B	=	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

C	=	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment	=	A * B
$1,000

Where: A	=	The adjusted policy value as of the annuity commencement date.
Assume = $X

B	=	The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment	=	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units	=	A
B

Where:	A	=	The dollar amount of the first monthly variable annuity payment.
Assume = $X

	B	=	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units	=	$X = Z
$Y

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the seventh policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U – UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and, as necessary, state insurance laws. The offering of the policies is continuous and we do not anticipate discontinuing the offering of the policies, however, we reserve the right to do so.

Our affiliate, AFSG Securities Corporation (“AFSG”), serves as principal underwriter for the policies. AFSG was incorporated in Pennsylvania, and its home office is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. AFSG, like us, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as broker-dealer with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 and, as necessary, with the securities commissions in the states in which it operates, and is a member of NASD, Inc. The policies are offered to the public through broker-dealers (“selling firms”) licensed under the federal securities laws and state insurance laws that have entered into selling agreement with AFSG. The policies are sold through registered representatives of the selling firms who are appointed as our insurance agents. Commissions are paid to the selling firms under their respective agreements with AFSG.

During 2003, 2002, and 2001 the amount paid to AFSG and/or the selling firms for their services regarding the policies was $98,269,331.34, $175,893,055.30, and $41,169,013.97 respectively. AFSG passes through commissions it receives to the selling firms for their respective sales, and does not retain any portion of those commissions in return for its services as principal underwriter of the policies. However, under the agreement between us and AFSG, we pay AFSG’s operating and other expenses.

We and/or AFSG may pay the selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for its sales representatives; and (4) other sales expenses incurred by a selling firm and its representatives. We and/or AFSG may make payments to a selling firm based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity policy owners as of December 31, 2003, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

INDEPENDENT AUDITORS FOR MERRILL LYNCH

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity policy owners as of December 31, 2003, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

FINANCIAL STATEMENTS FOR MERRILL LYNCH

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
STI Classic Capital Aprreciation Fund(1)a
2003	$1.000000	$1.139468	0.000
STI ClassicGrowth & Income Fund(1)a
2003	$1.000000	$1.226534	0.000
STI Classic International Equity Fund(1)a
2003	$1.000000	$1.333188	0.000
STI Classic Investment Grade Bond Fund(1)a
2003	$1.000000	$0.994474	0.000
STI Classic Mid-Cap Equity Fund(1)a
2003	$1.000000	$1.274491	0.000
STI Classic Small Cap Value Equity Fund(1)a
2003	$1.000000	$1.363404	0.000
STI Classic Value Income Stock Fund(1)a
2003	$1.000000	$1.211950	0.000

(1)	Subaccount Inception Date May 1, 2003.

[a]	The term “Classic” has been added to the name of each fund.

Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Service Class(15)
2003	$1.000000	$1.151154	0.000
Asset Allocation – Growth Portfolio – Service Class(15)
2003	$1.000000	$1.240772	18,868.706
Asset Allocation – Moderate Portfolio – Service Class(15)
2003	$1.000000	$1.172951	0.000
Asset Allocation – Moderate Growth Portfolio – Service Class(15)
2003	$1.000000	$1.199864	57,230.679
Alger Aggressive Growth – Service Class(12)[a]
2003	$1.000000	$1.194999	18,893.185
American Century Large Company Value – Service Class(14)b
2003	$1.000000	$1.225218	0.000
American Century International – Service Class(14)
2003	$1.000000	$1.249023	959.858
BlackRock Global Science & Technology Opportunities – Service Class(15)c
2003	$1.000000	$1.407675	0.000
BlackRock Mid Cap Growth – Service Class(15)a
2003	$1.000000	$1.220047	0.000
Capital Guardian Global – Service Class(9)
2003	$1.000000	$1.303565	0.000
Capital Guardian U.S. Equity – Service Class(11)d
2003	$1.000000	$1.242941	21,202.073
Capital Guardian Value –Service Class(4)
2003	$1.000000	$1.276291	20,575.488
Clarion Real Estate Securities– Service Class(15)
2003	$1.000000	$1.261219	18,584.528
Great Companies – AmericaSM– Service Class(14)
2003	$1.000000	$1.159012	0.000
Great Companies – TechnologySM – Service ClassSM(14)c
2003	$1.000000	$1.299095	892.5815
Janus Growth – Service Class(2)
2003	$1.000000	$1.198385	0.000
Jennison Growth – Service Class(7)
2003	$1.000000	$1.197292	0.000
J.P. Morgan Enhanced Index – Service Class(8)
2003	$1.000000	$1.209751	0.000
Marsico Growth – Service Class(12)e
2003	$1.000000	$1.184729	0.000
Mercury Large Cap Value – Service Class(12)f
2003	$1.000000	$1.252476	0.000
MFS High Yield – Service Class(10)
2003	$1.000000	$1.079727	19,145.805

Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
PBHG Mid Cap Growth – Service Class(12)g
2003	$1.000000	$1.214665	0.000
PIMCO Total Return – Service Class(15)
2003	$1.000000	$1.005095	2,349.053
Salomon All Cap – Service Class(12)
2003	$1.000000	$1.269268	18,570.442
Templeton Great Companies Global – Service Class(13)h
2003	$1.000000	$1.200018	0.000
Transamerica Balanced – Service Class(15)i
2003	$1.000000	$1.092598	1,071.447
Transamerica Convertible Securities – Service Class(15)
2003	$1.000000	$1.148118	0.000
Transamerica Equity – Service Class(12)a
2003	$1.000000	$1.204564	0.000
Transamerica Growth Opportunities – Service Class(14)g
2003	$1.000000	$1.245074	0.000
Transamerica Money Market – Service Class(1)
2003	$1.000000	$0.988117	0.000
Transamerica U.S. Government Securities – Service Class(5)
2003	$1.000000	$0.990855	0.000
T. Rowe Price Equity Income – Service Class(6)
2003	$1.000000	$1.210437	0.000
T. Rowe Price Growth Stock – Service Class(6)
2003	$1.000000	$1.205923	0.000
T. Rowe Price Small Cap – Service Class(12)
2003	$1.000000	$1.325528	17,333.155
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.306577	0.000
Van Kampen Large Cap Core – Service Class(1)j
2003	$1.000000	$1.144742	0.000
Van Kampen Emerging Growth – Service Class(14)
2003	$1.000000	$1.183500	1,041.942
AIM V.I. Basic Value Fund – Series II(15)
2003	$1.000000	$1.283810	1,403.335
AIM V.I. Capital Appreciation Fund – Series II(15)
2003	$1.000000	$1.218793	0.000
AllianceBernstein Growth & Income Portfolio – Class B(14)
2003	$1.000000	$1.223289	0.000
AllianceBernstein Premier Growth Portfolio – Class B(14)
2003	$1.000000	$1.143646	2,043.794
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)
2003	$1.000000	$1.249731	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)
2003	$1.000000	$1.233478	0.000

Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
MFS New Discovery Series – Service Class(15)
2003	$1.000000	$1.266619	443.831
MFS Total Return Series – Service Class(15)
2003	$1.000000	$1.118395	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(12)
2003	$1.000000	$1.232790	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(12)
2003	$1.000000	$1.251476	1,953.545
Fidelity – VIP Growth Portfolio – Service Class 2(14)
2003	$1.000000	$1.238538	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(12)
2003	$1.000000	$1.385512	0.000
Fidelity – VIP Value Strategies Portfolio(15)
2003	$1.000000	$1.470410	0.000

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[b]	Formerly known as American Century Income & Growth.

[c]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies - Technology SM.

[d]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[e]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[f]	Formerly known as PBHG/NWQ Value Select.

[g]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[h]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[i]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[j]	Formerly known as Van Kampen Asset Allocation.

Total Separate Account Annual Expenses: 2.05%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Initial Class(15)
2003	$0.893163	$1.075781	13,292,137.330
2002	$1.000000	$0.893163	3,351,966.231
Asset Allocation – Growth Portfolio – Initial Class(15)
2003	$0.801958	$1.027907	6,570,528.091
2002	$1.000000	$0.801958	3,449,065.661
Asset Allocation – Moderate Portfolio – Initial Class(15)
2003	$0.864789	$1.058168	21,854,279.773
2002	$1.000000	$0.864789	9,034,339.598
Asset Allocation – Moderate Growth Portfolio – Initial Class(15)
2003	$0.836320	$1.042179	22,222,990.289
2002	$1.000000	$0.836320	9,307,645.937
Alger Aggressive Growth – Initial Class(12)a
2003	$0.715503	$0.946422	623,230.300
2002	$1.000000	$0.715503	362,735.846
American Century Large Company Value – Initial Class(14)b
2003	$0.819488	$1.034227	863,344.144
2002	$1.000000	$0.819488	462,303.184
American Century International – Initial Class(14)c
2003	$0.787811	$0.967247	1,401,306.093
2002	$1.000000	$0.787811	504,009.182
BlackRock Global Science & Technology Opportunities – Initial Class(15)d
2003	$0.713056	$1.062326	496,336.637
2002	$1.000000	$0.713056	122,738.783
BlackRock Mid Cap Growth – Initial Class(15)a
2003	$0.754855	$0.956737	985,446.576
2002	$1.000000	$0.754855	252,629.027
Capital Guardian Global – Initial Class(9)
2003	$0.804614	$1.084970	3,517,782.045
2002	$1.000000	$0.804614	1,828,885.197
Capital Guardian U.S. Equity – Initial Class(11)e
2003	$0.788153	$1.054237	3,336,714.841
2002	$1.000000	$0.788153	1,897,206.226
Capital Guardian Value – Initial Class(4)
2003	$0.776052	$1.023455	5,178,547.482
2002	$1.000000	$0.776052	3,163,627.268
Clarion Real Estate Securities – Initial Class(15)
2003	$0.926167	$1.231933	1,791,813.110
2002	$1.000000	$0.926167	848,816.737
Gabelli Global Growth – Initial Class(13)c
2002	$1.000000	$0.849612	468,546.923

Total Separate Account Annual Expenses: 2.05%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Great Companies – AmericaSM – Initial Class(14)
2003	$0.840650	$1.027000	743,925.239
2002	$1.000000	$0.840650	318,777.748
Great Companies – TechnologySM – Initial Class (14)d
2003	$0.710805	$1.051469	599,400.203
2002	$1.000000	$0.710805	67,210.623
Janus Growth – Initial Class(2)
2003	$0.791916	$1.025033	324,352.714
2002	$1.000000	$0.791916	126,350.905
Jennison Growth – Initial Class(7)
2003	$0.749731	$0.946076	790,596.260
2002	$1.000000	$0.749731	378,340.552
J.P. Morgan Enhanced Index – Initial Class(8)
2003	$0.798818	$1.009349	1,469,352.818
2002	$1.000000	$0.798818	1,116,494.171
Mercury Large Cap Value – Initial Class(12)f
2003	$0.805713	$1.024670	1,421,907.878
2002	$1.000000	$0.805713	766,008.437
Marsico Growth – Initial Class(1)g
2003	$1.000000	$1.188063	298,269.6250
MFS High Yield – Initial Class(10)
2003	$0.984831	$1.136257	3,139,842.025
2002	$1.000000	$0.984831	825,866.141
PBHG Mid Cap Growth – Initial Class(12)h
2003	$0.742552	$0.931938	688,849.606
2002	$1.000000	$0.742552	485,349.568
PIMCO Total Return – Initial Class(15)
2003	$1.047694	$1.076993	6,998,700.432
2002	$1.000000	$1.047694	4,549,829.924
Salomon All Cap – Initial Class(12)
2003	$0.764956	$1.013103	3,755,672.367
2002	$1.000000	$0.764956	2,186,349.501
Templeton Great Companies Global – Initial Class(13)i
2003	$0.821759	$1.020505	614,144.164
2002	$1.000000	$0.821759	288,580.337
Transamerica Balanced – Initial Class(15)j
2003	$0.936208	$1.044894	873,324.440
2002	$1.000000	$0.936208	294,907.048
Transamerica Convertible Securities – Initial Class(15)
2003	$0.919433	$1.114161	1,034,137.336
2002	$1.000000	$0.919433	515,614.901

Total Separate Account Annual Expenses: 2.05%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Equity – Initial Class(12)a
2003	$0.838775	$1.078576	2,579,172.995
2002	$1.000000	$0.838775	1,409,672.987
Transamerica Growth Opportunities – Initial Class(14)h
2003	$0.788866	$1.014316	608,146.259
2002	$1.000000	$0.788866	478,802.905
Transamerica Money Market – Initial Class(1)k
2003	$1.000000	$0.981716	2,118,206.891
Transamerica Small/Mid Cap Value – Initial Class(3)l
2003	$0.621703	$1.162599	42,599.8926
2002	$1.000000	$0.621703	65,591.264
Transamerica U.S. Government Securities – Initial Class(5)
2003	$1.037786	$1.046905	1,973,359.187
2002	$1.000000	$1.037786	1,455,442.327
T. Rowe Price Equity Income – Initial Class(6)
2003	$0.836971	$1.030039	4,833,563.861
2002	$1.000000	$0.836971	2,599,295.828
T. Rowe Price Growth Stock – Initial Class(6)
2003	$0.813420	$1.042280	2,806,648.159
2002	$1.000000	$0.813420	1,452,575.125
T. Rowe Price Small Cap – Initial Class(12)
2003	$0.740331	$1.018589	2,383,017.556
2002	$1.000000	$0.740331	1,406,961.012
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.819975	$1.067146	836,813.884
2002	$1.000000	$0.819975	501,697.559
Van Kampen Large Cap Core – Initial Class(1)m
2003	$0.869699	$1.031926	499,064.017
2002	$1.000000	$0.869699	220,638.224
Van Kampen Emerging Growth – Initial Class(14)
2003	$0.720387	$0.904677	998,093.649
2002	$1.000000	$0.720387	558,294.630
Van Kampen Money Market – Initial Class(1)k
2002	$1.000000	$.994483	3,929,350.3037
AIM V.I. Basic Value Fund – Series II(15)
2003	$0.755058	$0.986226	1,434,467.723
2002	$1.000000	$0.755058	924,597.542
AIM V.I. Capital Appreciation Fund – Series II(15)
2003	$0.790158	$1.000255	362,714.572
2002	$1.000000	$0.790158	238,405.703
AllianceBernstein Growth & Income Portfolio – Class B(14)
2003	$0.784658	$1.016380	1,356,018.945
2002	$1.000000	$0.784658	806,408.218

Total Separate Account Annual Expenses: 2.05%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AllianceBernstein Premier Growth Portfolio – Class B(14)
2003	$0.779541	$0.942399	894,137.362
2002	$1.000000	$0.779541	612,049.924
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)
2003	$0.793465	$1.047848	128,961.303
2002	$1.000000	$0.793465	96,244.084
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)
2003	$0.777262	$0.942022	595,797.877
2002	$1.000000	$0.777262	485,119.409
MFS New Discovery Series – Service Class(15)
2003	$0.744169	$0.973029	604,414.950
2002	$1.000000	$0.744169	430,329.451
MFS Total Return Series – Service Class(15)
2003	$0.914134	$1.039145	6,596,368.629
2002	$1.000000	$0.914134	3,504,022.989
Fidelity – VIP Contrafund® Portfolio – Service Class 2(12)
2003	$0.859599	$1.079848	4,268,144.889
2002	$1.000000	$0.859599	2,610,176.784
Fidelity – VIP Equity-Income Portfolio – Service Class 2(12)
2003	$0.815292	$1.038836	2,915,179.996
2002	$1.000000	$0.815292	1,171,144.495
Fidelity – VIP Growth Portfolio – Service Class 2(14)
2003	$0.741225	$0.962720	1,224,577.371
2002	$1.000000	$0.741225	640,287.864
Fidelity – VIP Mid Cap Portfolio – Service Class 2(12)
2003	$0.853928	$1.156879	4,923,622.851
2002	$1.000000	$0.853928	2,797,025.560
Fidelity – VIP Value Strategies Portfolio – Service Class 2(15)
2003	$0.745495	$1.149605	2,738,979.818
2002	$1.000000	$0.745495	1,620,340.408

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[b]	Formerly known as American Century Income & Growth.

[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[d]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies—Technology SM.

[e]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[f]	Formerly known as PBHG/NWQ Value Select.

[g]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[h]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[i]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[j]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[k]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[l]	Formerly known as Dreyfus Small Cap Value.

[m]	Formerly known as Van Kampen Asset Allocation.

Total Separate Account Annual Expenses: 2.00%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
STI Classic Capital Appreciation Fund(1)a
2003	$1.000000	$1.141707	0.000
STI Classic Growth & Income Fund(1)a
2003	$1.000000	$1.228948	0.000
STI Classic International Equity Fund(1)a
2003	$1.000000	$1.335798	0.000
STI Classic Investment Grade Bond Fund(1)a
2003	$1.000000	$0.996426	0.000
STI Classic Mid-Cap Equity Fund(1)a
2003	$1.000000	$1.276996	0.000
STI Classic Small Cap Value Equity Fund(1)a
2003	$1.000000	$1.366088	0.000
STI Classic Value Income Stock Fund(1)a
2003	$1.000000	$1.214327	0.000

(1)	Subaccount Inception Date May 1, 2003.

[a]	The term “Classic” has been added to the name of each fund.

Total Separate Account Annual Expenses: 2.00%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Service Class(15)
2003	$1.000000	$1.153408	0.000
Asset Allocation – Growth Portfolio – Service Class(15)
2003	$1.000000	$1.243201	95,654.2614
Asset Allocation – Moderate Portfolio – Service Class(15)
2003	$1.000000	$1.175252	273,648.3386
Asset Allocation – Moderate Growth Portfolio – Service Class(15)
2003	$1.000000	$1.202229	273,309.0582
Alger Aggressive Growth – Service Class(12)a
2003	$1.000000	$1.197336	0.000
American Century Large Company Value – Service Class(14)b
2003	$1.000000	$1.227616	0.000
American Century International – Service Class(14)
2003	$1.000000	$1.251472	0.000
BlackRock Global Science & Technology Opportunities – Service Class(15)c
2003	$1.000000	$1.410433	0.000
BlackRock Mid Cap Growth – Service Class(15)a
2003	$1.000000	$1.222453	0.000

Total Separate Account Annual Expenses: 2.00%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian Global – Service Class(9)
2003	$1.000000	$1.306127	1,270.1357
Capital Guardian U.S. Equity – Service Class(11)d
2003	$1.000000	$1.245365	2,103.2282
Capital Guardian Value – Service Class(4)
2003	$1.000000	$1.278793	7,639.3419
Clarion Real Estate Securities – Service Class(15)
2003	$1.000000	$1.263687	0.000
Great Companies – AmericaSM – Service Class(14)
2003	$1.000000	$1.161281	0.000
Great Companies – Technology – Service ClassSM(14)c
2003	$1.000000	$1.301642	0.000
Janus Growth – Service Class(2)
2003	$1.000000	$1.200724	0.000
Jennison Growth – Service Class(7)
2003	$1.000000	$1.199629	0.000
J.P. Morgan Enhanced Index – Service Class(8)
2003	$1.000000	$1.212127	0.000
Marsico Growth – Service Class(12)e
2003	$1.000000	$1.187046	0.000
Mercury Large Cap Value – Service Class(12)f
2003	$1.000000	$1.254934	0.000
MFS High Yield – Service Class(10)
2003	$1.000000	$1.081853	0.000
PBHG Mid Cap Growth – Service Class(12)g
2003	$1.000000	$1.217059	0.000
PIMCO Total Return – Service Class(15)
2003	$1.000000	$1.007067	11,359.8889
Salomon All Cap– Service Class(12)
2003	$1.000000	$1.271758	0.000
Templeton Great Companies Global– Service Class(13)h
2003	$1.000000	$1.202376	0.000
Transamerica Balanced – Service Class(15)i
2003	$1.000000	$1.094745	0.000
Transamerica Convertible Securities – Service Class(15)
2003	$1.000000	$1.150373	0.000
Transamerica Equity – Service Class(12)a
2003	$1.000000	$1.206930	0.000
Transamerica Growth Opportunities – Service Class(14)g
2003	$1.000000	$1.247516	0.000
Transamerica Money Market – Service Class(1)
2003	$1.000000	$0.990061	65,642.1412

Total Separate Account Annual Expenses: 2.00%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica U.S. Government Securities – Service Class(5)
2003	$1.000000	$0.992807	0.000
T. Rowe Price Equity Income – Service Class(6)
2003	$1.000000	$1.212812	0.000
T. Rowe Price Growth Stock – Service Class(6)
2003	$1.000000	$1.208289	2,914.3832
T. Rowe Price Small Cap – Service Class(12)
2003	$1.000000	$1.328123	360.5469
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.309149	0.000
Van Kampen Large Cap Core – Service Class(1)j
2003	$1.000000	$1.146984	6,078.9835
Van Kampen Emerging Growth – Service Class(14)
2003	$1.000000	$1.185820	0.000
PAM Transamerica U.S. Government Securities – Service Class(16)
2003	$1.000000	$0.992807	0.000
AIM V.I. Basic Value Fund – Series II(15)
2003	$1.000000	$1.286328	0.000
AIM V.I. Capital Appreciation Fund – Series II(15)
2003	$1.000000	$1.221185	0.000
AllianceBernstein Growth & Income Portfolio – Class B(14)
2003	$1.000000	$1.225691	0.000
AllianceBernstein Premier Growth Portfolio – Class B(14)
2003	$1.000000	$1.145885	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)
2003	$1.000000	$1.252179	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)
2003	$1.000000	$1.235897	0.000
MFS New Discovery Series – Service Class(15)
2003	$1.000000	$1.269099	0.00
MFS Total Return Series – Service Class(15)
2003	$1.000000	$1.120598	6,228.4149
Fidelity – VIP Contrafund® Portfolio – Service Class 2(12)
2003	$1.000000	$1.235210	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(12)
2003	$1.000000	$1.253935	2,856.7708
Fidelity – VIP Growth Portfolio – Service Class 2(14)
2003	$1.000000	$1.240965	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(12)
2003	$1.000000	$1.388232	2,641.6017
Fidelity – VIP Value Strategies Portfolio – Service Class 2(15)
2003	$1.000000	$1.473285	327.9554

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[b]	Formerly known as American Century Income & Growth.

[c]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies—Technology SM.

[d]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[e]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[f]	Formerly known as PBHG/NWQ Value Select.

[g]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[h]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[i]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[j]	Formerly known as Van Kampen Asset Allocation.

Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
STI Classic Capital Appreciation Fund(1)a
2003	$1.000000	$1.143208	7,870.852
STI Classic Growth & Income Fund(1)a
2003	$1.000000	$1.230550	0.000
STI Classic International Equity Fund(1)a
2003	$1.000000	$1.337544	0.000
STI Classic Investment Grade Bond Fund(1)a
2003	$1.000000	$0.997735	0.000
STI Classic Mid-Cap Equity Fund(1)a
2003	$1.000000	$1.278668	0.000
STI Classic Small Cap Value Equity Fund(1)a
2003	$1.000000	$1.367882	0.000
STI Classic Value Income Stock Fund(1)a
2003	$1.000000	$1.215917	0.000

(1)	Subaccount Inception Date May 1, 2003.

[a]	The term “Classic” has been added to the name of each fund.

Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Service Class(15)
2003	$1.000000	$1.154926	1,161,758.4535
Asset Allocation – Growth Portfolio – Service Class(15)
2003	$1.000000	$1.244833	1,271,216.8585
Asset Allocation – Moderate Portfolio – Service Class(15)
2003	$1.000000	$1.176789	2,053,541.3015
Asset Allocation – Moderate Growth Portfolio – Service Class(15)
2003	$1.000000	$1.203797	2,212,321.6810
Alger Aggressive Growth – Service Class(12)a
2003	$1.000000	$1.198911	4,401.3879
American Century Large Company Value – Service Class(14)b
2003	$1.000000	$1.229225	17,554.2063
American Century International – Service Class(14)c
2003	$1.000000	$1.253116	24,994.0994
BlackRock Global Science & Technology Opportunities – Service Class(15)d
2003	$1.000000	$1.412284	9,600.1260
BlackRock Mid Cap Growth – Service Class(15)a
2003	$1.000000	$1.224049	24,665.4836

Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian Global – Service Class(9)
2003	$1.000000	$1.307837	279,497.2852
Capital Guardian U.S. Equity – Service Class(11)e
2003	$1.000000	$1.247007	326,941.3415
Capital Guardian Value –Service Class(4)
2003	$1.000000	$1.280478	299,990.3015
Clarion Real Estate Securities – Service Class(15)
2003	$1.000000	$1.265349	30,587.7103
Great Companies – AmericaSM – Service Class(14)
2003	$1.000000	$1.162810	18,594.3708
Great Companies – TechnologySM – Service Class (14)d
2003	$1.000000	$1.303343	9,684.727
Janus Growth – Service Class(2)
2003	$1.000000	$1.202306	6,355.927
Jennison Growth – Service Class(7)
2003	$1.000000	$1.201203	0.00
J.P. Morgan Enhanced Index – Service Class(8)
2003	$1.000000	$1.213714	30,595.631
Marsico Growth – Service Class(12)f
2003	$1.000000	$1.188601	11,608.008
Mercury Large Cap Value – Service Class(12)g
2003	$1.000000	$1.256578	34,886.867
MFS High Yield – Service Class(10)
2003	$1.000000	$1.083263	127,714.499
PBHG Mid Cap Growth – Service Class(12)h
2003	$1.000000	$1.218645	27,822.552
PIMCO Total Return – Service Class(15)
2003	$1.000000	$1.008398	177,762.406
Salomon All Cap – Service Class(12)
2003	$1.000000	$1.273418	18,665.923
Templeton Great Companies Global – Service Class(13)i
2003	$1.000000	$1.203949	6,994.133
Transamerica Balanced – Service Class(15)j
2003	$1.000000	$1.096176	46,064.903
Transamerica Convertible Securities – Service Class(15)
2003	$1.000000	$1.151882	20,784.065
Transamerica Equity – Service Class(12)a
2003	$1.000000	$1.208512	34,498.553
Transamerica Growth Opportunities – Service Class(14)h
2003	$1.000000	$1.249155	9,266.060
Transamerica Money Market – Service Class(1)k
2003	$1.000000	$0.991361	120,689.803

Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica U.S. Government Securities – Service Class(5)
2003	$1.000000	$0.994114	31,745.757
T. Rowe Price Equity Income – Service Class(6)
2003	$1.000000	$1.214405	118,689.795
T. Rowe Price Growth Stock – Service Class(6)
2003	$1.000000	$1.209875	132,008.559
T. Rowe Price Small Cap – Service Class(12)
2003	$1.000000	$1.329865	46,760.198
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.310854	4,295.920
Van Kampen Large Cap Core – Service Class(1)m
2003	$1.000000	$1.148504	76,797.669
Van Kampen Emerging Growth – Service Class(14)
2003	$1.000000	$1.187376	10,809.693
PAM Transamerica U.S. Government Securities – Service Class(16)
2003	$1.000000	$0.994114	0.000
AIM V.I. Basic Value Fund – Series II(15)
2003	$0.756303	$0.990290	351,528.108
2002	$1.000000	$0.756303	261,483.573
AIM V.I. Capital Appreciation Fund – Series II(15)
2003	$0.791459	$1.004374	125,601.041
2002	$1.000000	$0.791459	100.000
AllianceBernstein Growth & Income Portfolio – Class B(14)
2003	$0.785944	$1.020536	162,584.406
2002	$1.000000	$0.785944	194,203.022
AllianceBernstein Premier Growth Portfolio – Class B(14)
2003	$0.780824	$0.946253	223,678.787
2002	$1.000000	$0.780824	44,322.876
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)
2003	$0.794771	$1.052147	89,716.930
2002	$1.000000	$0.794771	47,518.706
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)
2003	$0.778551	$0.945896	164,525.699
2002	$1.000000	$0.778551	103,985.409
MFS New Discovery Series – Service Class(15)
2003	$0.745393	$0.977008	324,513.055
2002	$1.000000	$0.745393	115,378.559
MFS Total Return Series – Service Class(15)
2003	$0.915635	$1.043403	974,255.453
2002	$1.000000	$0.915635	464,042.027
Fidelity – VIP Contrafund® Portfolio – Service Class 2(12)
2003	$0.861015	$1.084281	794,688.864
2002	$1.000000	$0.861015	415,941.918

Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Equity-Income Portfolio – Service Class 2(12)
2003	$0.816627	$1.043088	727,819.475
2002	$1.000000	$0.816627	250,457.723
Fidelity – VIP Growth Portfolio – Service Class 2(14)
2003	$0.742445	$0.966666	156,561.579
2002	$1.000000	$0.742445	42,885.535
Fidelity – VIP Mid Cap Portfolio – Service Class 2(12)
2003	$0.855329	$1.161607	1,043,709.557
2002	$1.000000	$0.855329	644,526.246
Fidelity – VIP Value Strategies Portfolio – Service Class 2(15)
2003	$0.746720	$1.154319	707,402.412
2002	$1.000000	$0.746720	250,402.232
Asset Allocation – Conservative Portfolio – Initial Class(15)
2003	$0.894630	$1.080197	1,323,518.464
2002	$1.000000	$0.894630	748,363.427
Asset Allocation – Growth Portfolio – Initial Class(15)
2003	$0.803272	$1.032106	1,151,369.140
2002	$1.000000	$0.803272	810,014.474
Asset Allocation – Moderate Portfolio – Initial Class(15)
2003	$0.866203	$1.062487	5,854,834.271
2002	$1.000000	$0.866203	2,178,354.574
Asset Allocation – Moderate Growth Portfolio – Initial Class(15)
2003	$0.837699	$1.046470	2,165,266.168
2002	$1.000000	$0.837699	609,930.702
Alger Aggressive Growth – Initial Class(12)a
2003	$0.716679	$0.950306	131,389.572
2002	$1.000000	$0.716679	165,731.386
American Century Large Company Value – Initial Class(14)b
2003	$0.820840	$1.038473	89,937.447
2002	$1.000000	$0.820840	85,385.836
American Century International – Initial Class(14)c
2003	$0.789104	$0.971224	465,195.773
2002	$1.000000	$0.789104	37,844.514
BlackRock Global Science & Technology Opportunities – Initial Class(15)d
2003	$0.714234	$1.066689	221,783.296
2002	$1.000000	$0.714234	98,910.577
BlackRock Mid Cap Growth – Initial Class(15)a
2003	$0.756091	$0.960667	148,411.570
2002	$1.000000	$0.756091	68,423.055
Capital Guardian Global – Initial Class(9)
2003	$0.805929	$1.089409	360,978.407
2002	$1.000000	$0.805929	147,750.830

Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian U.S. Equity – Initial Class(11)e
2003	$0.789456	$1.058564	588,989.393
2002	$1.000000	$0.789456	421,226.089
Capital Guardian Value – Initial Class(4)
2003	$0.777326	$1.027645	790,650.560
2002	$1.000000	$0.777326	467,803.411
Clarion Real Estate Securities – Initial Class(15)
2003	$0.927684	$1.236967	242,341.046
2002	$1.000000	$0.927684	176,979.084
Great Companies – AmericaSM – Initial Class(14)
2003	$0.842029	$1.031223	27,323.767
2002	$1.000000	$0.842029	25,051.233
Great Companies – Technology – Initial ClassSM(14)d
2003	$0.711979	$1.031223	27,323.767
2002	$1.000000	$0.711979	17,751.857
Janus Growth – Initial Class(2)
2003	$0.793221	$1.029231	64,667.409
2002	$1.000000	$0.793221	47,054.241
Jennison Growth – Initial Class(7)
2003	$0.750968	$0.949970	227,266.127
2002	$1.000000	$0.750968	142,934.455
J.P. Morgan Enhanced Index – Initial Class(8)
2003	$0.800129	$1.013488	671,521.525
2002	$1.000000	$0.800129	194,732.985
Mercury Large Cap Value – Initial Class(12)g
2003	$0.807044	$1.028886	121,549.958
2002	$1.000000	$0.807044	93,170.811
MFS High Yield – Initial Class(10)
2003	$0.986461	$1.140942	1,123,078.695
2002	$1.000000	$0.986461	332,138.349
PBHG Mid Cap Growth – Initial Class(12)h
2003	$0.743777	$0.935778	74,327.435
2002	$1.000000	$0.743777	40,618.395
PIMCO Total Return – Initial Class(15)
2003	$1.049414	$1.081412	1,106,646.050
2002	$1.000000	$1.049414	1,106,132.378
Salomon All Cap – Initial Class(12)
2003	$0.766218	$1.017261	660,003.665
2002	$1.000000	$0.766218	513,009.880
Templeton Great Companies – Global–Initial Class(13)i
2003	$0.823112	$1.024683	23,514.342
2002	$1.000000	$0.823112	21,098.458

Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Balanced – Initial Class(15)j
2003	$0.937747	$1.049179	326,231.378
2002	$1.000000	$0.937747	218,781.660
Transamerica Convertible Securities – Initial Class(15)
2003	$0.920948	$1.118730	114,972.094
2002	$1.000000	$0.920948	76,976.092
Transamerica Equity – Initial Class(12)a
2003	$0.840150	$1.082997	430,898.151
2002	$1.000000	$0.840150	391,808.307
Transamerica Growth Opportunities – Initial Class(14)h
2003	$0.790161	$1.018477	37,447.818
2002	$1.000000	$0.790161	54,241.789
Transamerica Money Market – Initial Class(1)k
2003	$1.000000	$0.985767	336,035.060
Transamerica Small/Mid Cap Value – Initial Class(3)l
2003	$0.622732	$1.167376	125,635.9324
2002	$1.000000	$0.622732	92,716.753
Transamerica U.S. Government Securities – Initial Class(5)
2003	$1.039480	$1.051191	677,439.737
2002	$1.000000	$1.039480	252,341.323
T. Rowe Price Equity Income – Initial Class(6)
2003	$0.838349	$1.034280	888,231.661
2002	$1.000000	$0.838349	599,216.231
T. Rowe Price Growth Stock – Initial Class(6)
2003	$0.814764	$1.046575	471,575.723
2002	$1.000000	$0.814764	290,587.833
T. Rowe Price Small Cap – Initial Class(12)
2003	$0.741544	$1.022756	496,545.206
2002	$1.000000	$0.741544	239,234.900
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.821327	$1.071525	213,817.333
2002	$1.000000	$0.821327	112,873.276
Van Kampen Large Cap Core – Initial Class(1)m
2003	$0.871131	$1.036162	60,529.321
2002	$1.000000	$0.871131	28,892.922
Van Kampen Emerging Growth – Initial Class(14)
2003	$0.721570	$0.908394	382,660.759
2002	$1.000000	$0.721570	258,197.148
Van Kampen Money Market – Initial Class(1)k
2002	$1.000000	$0.996112	1,141,546.243

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[b]	Formerly known as American Century Income & Growth.

[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[d]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies - Technology SM.

[e]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[f]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[g]	Formerly known as PBHG/NWQ Value Select.

[h]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[i]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[j]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[k]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[l]	Formerly known as Dreyfus Small Cap Value.

[m]	Formerly known as Van Kampen Asset Allocation.

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Initial Class(15)
2003	$0.896108	$1.084641	86,726,620.935
2002	$1.000000	$0.896108	31,505,052.323
Asset Allocation – Growth Portfolio – Initial Class(15)
2003	$0.804600	$1.036347	120,545,600.459
2002	$1.000000	$0.804600	48,989,835.133
Asset Allocation – Moderate Portfolio – Initial Class(15)
2003	$0.867636	$1.066862	254,065,894.532
2002	$1.000000	$0.867636	104,369,373.313
Asset Allocation – Moderate Growth Portfolio – Initial Class(15)
2003	$0.839081	$1.050773	295,457,303.571
2002	$1.000000	$0.839081	118,865,183.365
Alger Aggressive Growth – Initial Class(12)a
2003	$0.370627	$0.492646	18,153,337.664
2002	$0.573708	$0.370627	10,356,730.291
2001	$0.697419	$0.573708	4,054,346
2000	$1.000000	$0.697419	2,378,715
American Century Large Company Value – Initial Class(14)b
2003	$0.744847	$0.944663	12,068,226.218
2002	$0.938285	$0.744847	6,650,327.623
2001	$1.000000	$0.938285	239,028
American Century International –Initial Class(14)c
2003	$0.639197	$0.788649	40,257,124.860
2002	$0.832379	$0.639197	13,365,483.007
2001	$1.000000	$0.832379	317,573
BlackRock Global Science & Technology Opportunities – Initial Class(15)d
2003	$0.715409	$1.071069	6,813,889.797
2002	$1.000000	$0.715409	1,133,713.200
BlackRock Mid Cap Growth – Initial Class(15)a
2003	$0.757342	$0.964613	5,426,837.027
2002	$1.000000	$0.757342	2,846,992.610
Capital Guardian Global – Initial Class(9)
2003	$0.891692	$1.208296	35,292,208.787
2002	$1.125133	$0.891692	21,713,817.379
2001	$1.274775	$1.125133	9,182,799
2000	$1.530432	$1.274775	8,999,130
1999	$1.051197	$1.530432	6,125,057
1998	$1.000000	$1.051197	5,686,375
Capital Guardian U.S. Equity – Initial Class(11)e
2003	$0.631386	$0.848695	76,800,937.093
2002	$0.841423	$0.631386	42,547,063.653
2001	$0.884476	$0.841423	12,891,872
2000	$0.962537	$0.884476	11,432,176
1999	$1.121334	$0.962537	6,044,674
1998	$1.000000	$1.121334	4,444,952

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian Value – Initial Class(4)
2003	$1.796659	$2.381070	40,303,521.990
2002	$2.300746	$1.796659	26,205,443.485
2001	$2.191158	$2.300746	11,920,837
2000	$2.107532	$2.191158	9,270,510
1999	$2.207647	$2.107532	9,518,037
1998	$2.086425	$2.207657	8,178,732
1997	$1.804168	$2.086425	2,607,465
Clarion Real Estate Securities – Initial Class(15)
2003	$0.929213	$1.242059	17,617,306.912
2002	$1.000000	$0.929213	8,236,720.810
Gabelli Global Growth – Initial Class(13)c
2002	$0.833048	$0.684125	9,633,052.953
2001	$0.937848	$0.830048	2,044,088
2000	$1.000000	$0.937848	91,011
Great Companies – AmericaSM – Initial Class(14)
2003	$0.767017	$0.941652	8,564,592.101
2002	$0.982103	$0.767017	5,007,705.810
2001	$1.000000	$0.982103	143,165
Great Companies – TechnologySM – Initial Class (14)d
2003	$0.471165	$0.700395	18,006,691.008
2002	$0.773226	$0.471165	5,763,699.833
2001	$1.000000	$0.773226	404,874
Janus Global–Initial Class(12)i
2003	$0.430212	$0.522156	1,377,201.937
2002	$0.590582	$0.430212	1,545,679.230
2001	$0.777402	$0.590582	2,211,497
2000	$1.000000	$0.777402	2,489,351
Janus Growth–Initial Class(2)
2003	$16.617109	$21.614333	1,976,929.105
2002	$24.333494	$16.617109	2,126,561.031
2001	$34.670168	$24.333494	2,533,584
2000	$49.862043	$34.670168	2,797,145
1999	$31.822714	$49.862043	2,138,499
1998	$19.647490	$31.822714	1,055,991
1997	$18.030324	$19.647490	331,277
Jennison Growth – Initial Class(7)
2003	$0.588432	$0.746188	17,438,226.835
2002	$0.862821	$0.588432	13,224,888.266
2001	$1.075789	$0.862821	9,452,958
2000	$1.235481	$1.075789	7,955,917
1999	$1.197263	$1.235481	8,078,979
1998	$1.155963	$1.197263	7,330,812
1997	$1.049539	$1.155963	2,879,146

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
J.P. Morgan Enhanced Index – Initial Class(8)
2003	$1.033936	$1.312864	45,164,495.183
2002	$1.392379	$1.033936	31,707,542.254
2001	$1.606561	$1.392379	19,774,366
2000	$1.831468	$1.606561	20,109,311
1999	$1.574026	$1.831468	16,917,672
1998	$1.216554	$1.574026	7,597,253
1997	$1.066111	$1.216554	1,987,857
Marsico Growth – Initial Class(12)f
2003	$0.564189	$0.701926	8,541,787.412
2002	$0.774069	$0.564189	1,701,805.486
2001	$0.915132	$0.774069	1,862,382
2000	$1.000000	$0.915132	593,129
Mercury Large Cap Value – Initial Class(12)g
2003	$0.882787	$1.128224	16,492,893.396
2002	$1.044981	$0.882787	10,573,632.126
2001	$1.080814	$1.044981	2,807,645
2000	$1.000000	$1.080814	425,529
MFS High Yield – Initial Class(10)
2003	$0.959844	$1.112877	46,552,754.361
2002	$0.954934	$0.959844	18,401,319.043
2001	$0.934479	$0.954934	6,006,284
2000	$1.000739	$0.934479	4,372,634
1999	$0.960378	$1.000739	3,346,480
1998	$1.000000	$0.960378	1,139,786
PBHG Mid Cap Growth – Initial Class(12)h
2003	$0.351418	$0.443212	29,513,937.069
2002	$0.498392	$0.351418	17,682,201.260
2001	$0.789965	$0.498392	6,201,304
2000	$1.000000	$0.789965	3,412,510
PIMCO Total Return – Initial Class(15)
2003	$1.051137	$1.085852	91,907,987.449
2002	$1.000000	$1.051137	53,034,314.224
Salomon All Cap – Initial Class(12)
2003	$0.768775	$1.023166	58,063,209.284
2002	$1.036993	$0.768775	35,683,761.009
2001	$1.031639	$1.036993	9,711,176
2000	$1.000000	$1.031639	2,079,288
Templeton Great Companies Global–Initial Class(13)i
2003	$0.601160	$0.750221	3,995,671.970
2002	$0.777811	$0.601160	2,372,384.646
2001	$0.949871	$0.777811	237,392
2000	$1.000000	$0.949871	1,000
Transamerica Balanced–Initial Class(15)j
2003	$0.939281	$1.053487	11,251,810.092
2002	$1.000000	$0.939281	4,327,618.742

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Convertible Securities – Initial Class(15)
2003	$0.922464	$1.123331	8,829,532.246
2002	$1.000000	$0.922464	2,992,675.298
Transamerica Equity – Initial Class(12)a
2003	$0.515473	$0.666113	48,909,199.130
2002	$0.673200	$0.515473	26,955,004.948
2001	$0.830010	$0.673200	8,295,025
2000	$1.000000	$0.830010	1,848,119
Transamerica Growth Opportunities – Initial Class(14)h
2003	$0.933700	$1.206431	11,772,055.734
2002	$1.106551	$0.933700	6,063,011.824
2001	$1.000000	$1.106551	189,723
Transamerica Money Market – Initial Class(1)k
2003	$1.355594	$1.344809	38,933,918.171
Transamerica Small/Mid Cap Value – Initial Class(3)l
2003	$1.876147	$3.525694	10,382,343.7625
2002	$3.147350	$1.876147	11,809,553.742
2001	$2.481941	$3.147350	12,087,717
2000	$2.270110	$2.481941	10,522,203
1999	$1.781675	$2.270110	8,787,718
1998	$1.849564	$1.781675	7,236,830
1997	$1.635726	$1.849564	2,651,783
Transamerica U.S. Government Securities – Initial Class(5)
2003	$1.465892	$1.486055	27,942,013.581
2002	$1.406799	$1.465892	22,641,544.980
2001	$1.359434	$1.406799	8,903,198
2000	$1.253119	$1.359434	6,413,316
1999	$1.283673	$1.253119	6,668,600
1998	$1.213942	$1.283673	5,114,380
1997	$1.136634	$1.213942	858,785
T. Rowe Price Dividend Growth – Initial Class(12)m
2002	$1.014149	$0.810733	1,380,385.460
2001	$1.074760	$1.014149	1,390,866
2000	$1.000000	$1.074760	117,680
T. Rowe Price Equity Income – Initial Class(6)m
2003	$2.005805	$2.480657	43,365,320.594
2002	$2.336285	$2.005805	29,383,209.530
2001	$2.322307	$2.336285	17,270,752
2000	$2.099660	$2.322307	14,753,422
1999	$2.060734	$2.099660	15,216,376
1998	$1.923303	$2.060734	12,371,480
1997	$1.663897	$1.923303	3,943,109

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Growth Stock – Initial Class(6)
2003	$2.053295	$2.643952	28,268,534.823
2002	$2.701515	$2.053295	19,614,258.077
2001	$3.049978	$2.701515	12,167,489
2000	$3.112902	$3.049975	12,435,990
1999	$2.586964	$3.112902	10,308,335
1998	$2.041653	$2.586964	7,055,528
1997	$1.774078	$2.041653	1,909,048
T. Rowe Price Small Cap – Initial Class(12)
2003	$0.543474	$0.751414	65,435,028.121
2002	$0.759675	$0.543474	28,125,884.638
2001	$0.854538	$0.759675	3,099,578
2000	$1.000000	$0.854538	783,970
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.995170	$1.301525	15,885,539.178
2002	$1.217188	$0.995170	13,027,592.129
2001	$1.604565	$1.217188	10,495,290
2000	$1.993345	$1.604565	10,252,707
1999	$1.529380	$1.993345	7,730,719
1998	$1.345339	$1.529380	6,282,060
1997	$1.432514	$1.345339	2,717,945
Van Kampen Large Cap Core – Initial Class(1)n
2003	$2.197980	$2.620788	13,716,842.155
2002	$2.669327	$2.197980	12,786,604.835
2001	$2.916927	$2.669327	12,953,763
2000	$3.148754	$2.916927	12,619,743
1999	$2.529863	$3.148754	10,427,869
1998	$2.169995	$2.529863	7,169,924
1997	$1.998344	$2.169995	1,857,541
Van Kampen Emerging Growth – Initial Class(14)
2003	$0.530826	$0.669908	22,289,366.163
2002	$0.805310	$0.530826	13,553,493.032
2001	$1.000000	$0.805310	778,101
Van Kampen Money Market – Initial Class(1)k
2002	$1.359341	$1.355594	41,664,705.923
2001	$1.331292	$1.359341	17,963,647
2000	$1.275724	$1.331292	9,013,555
1999	$1.236621	$1.275724	11,328,428
1998	$1.185346	$1.236621	4,060,082
1997	$1.170606	$1.185346	1,002,462
PAM Transamerica U.S. Government Securities – Service Class(16)
2003	$1.000000	$1.010345	0.000
AIM V.I. Basic Value Fund – Series II(15)
2003	$0.757548	$0.994356	35,126,143.411
2002	$1.000000	$0.757548	17,650,404.981

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AIM V.I. Capital Appreciation Fund – Series II(15)
2003	$0.792764	$1.008489	5,332,620.252
2002	$1.000000	$0.792764	2,260,735.982
AllianceBernstein Growth & Income Portfolio – Class B(14)
2003	$0.708109	$0.921732	29,093,440.629
2002	$0.925071	$0.708109	15,483,398.124
2001	$1.000000	$0.925071	2,170,355
AllianceBernstein Premier Growth Portfolio – Class B(14)
2003	$0.581903	$0.706925	15,414,380.597
2002	$0.854462	$0.581903	9,542,227.169
2001	$1.000000	$0.854462	740,355
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)
2003	$0.310792	$0.412456	11,888,810.861
2002	$0.439076	$0.310792	6,913,929.008
2001	$0.738193	$0.439076	3,457,752
2000	$1.000000	$0.738193	406,975
Janus Aspen – Mid Cap Value Portfolio – Service Shares(13)o
2003	$0.679339	$0.944696	714,577.812
2002	$0.900877	$0.679339	749,116.687
2001	$0.998590	$0.900877	848,028
2000	$1.000000	$0.998590	151,463
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)
2003	$0.494711	$0.602539	21,220,714.470
2002	$0.676228	$0.494711	13,613,686.678
2001	$0.887518	$0.676228	5,038,752
2000	$1.000000	$0.887518	900,245
MFS New Discovery Series – Service Class(15)
2003	$0.746621	$0.981034	17,390,550.654
2002	$1.000000	$0.746621	8,171,999.981
MFS Total Return Series – Service Class(15)
2003	$0.917149	$1.047708	32,850,546.252
2002	$1.000000	$0.917149	13,059,065.165
Fidelity – VIP Contrafund® Portfolio – Service Class 2(12)
2003	$0.707070	$0.892604	61,747,384.685
2002	$0.794319	$0.707070	27,676,731.358
2001	$0.921627	$0.794319	4,263,246
2000	$1.000000	$0.921627	1,396,762
Fidelity – VIP Equity-Income Portfolio – Service Class 2(12)
2003	$0.824682	$1.055967	28,024,394.288
2002	$1.010868	$0.824682	13,330,401.165
2001	$1.083236	$1.010868	3,433,332
2000	$1.000000	$1.083236	444,427

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Growth Portfolio – Service Class 2(14)
2003	$0.595094	$0.776712	19,416,849.531
2002	$0.867001	$0.595094	10,196875.743
2001	$1.000000	$0.867001	320,600
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(12)
2003	$0.547049	$0.697106	384,917.068
2002	$0.712295	$0.547049	521,532.481
2001	$0.847487	$0.712295	524,655
2000	$1.000000	$0.847487	118,470.825
Fidelity – VIP Mid Cap Portfolio – Service Class 2(12)
2003	$0.937298	$1.276074	70,903,927.147
2002	$1.057890	$0.937298	36,830,260.856
2001	$1.113532	$1.057890	5,990,258
2000	$1.000000	$1.113532	2,620,285
Fidelity – VIP Value Strategies Portfolio – Service Class 2(15)
2003	$0.747954	$1.159068	38,325,953.553
2002	$1.000000	$0.747954	16,309,228.575

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[b]	Formerly known as American Century Income & Growth.

[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[d]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies—Technology SM.

[e]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[f]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in Initial Classs shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[g]	Formerly known as PBHG/NWQ Value Select.

[h]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[i]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[j]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[k]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[l]	Formerly known as Dreyfus Small Cap Value.

[m]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

[n]	Formerly known as Van Kampen Asset Allocation.

[o]	As of May 1, 2003 Janus Aspen - Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio.

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
STI Classic Capital Aprreciation Fund(1)a
2003	$1.000000	$1.145462	0.000
STI Classic Growth & Income Fund(1)a
2003	$1.000000	$1.232978	0.000
STI Classic International Equity Fund(1)a
2003	$1.000000	$1.340188	0.000
STI Classic Investment Grade Bond Fund(1)a
2003	$1.000000	$0.999718	0.000
STI Classic Mid-Cap Equity Fund(1)a
2003	$1.000000	$1.281197	0.000
STI Classic Small Cap Value Equity Fund(1)a
2003	$1.000000	$1.370574	0.000
STI Classic Value Income Stock Fund(1)a
2003	$1.000000	$1.218317	0.000

1)	Subaccount Inception Date May 1, 2003.

[a]	The term “Classic” has been added to the name of each fund.

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Service Class(15)
2003	$1.000000	$1.157202	453,423.5936
Asset Allocation – Growth Portfolio – Service Class(15)
2003	$1.000000	$1.247283	286,083.8391
Asset Allocation – Moderate Portfolio – Service Class(15)
2003	$1.000000	$1.179114	1,060,238.9199
Asset Allocation – Moderate Growth Portfolio – Service Class(15)
2003	$1.000000	$1.206176	866,132.1961
Alger Aggressive Growth – Service Class(12)a
2003	$1.000000	$1.201275	0.000
American Century Large Company Value – Service Class(14)b
2003	$1.000000	$1.231649	21,142.7218
American Century International – Service Class(14)c
2003	$1.000000	$1.255588	276.0572
BlackRock Global Science & Technology Opportunities – Service Class(15)d
2003	$1.000000	$1.415063	39,324.1273
BlackRock Mid Cap Growth – Service Class(15)a
2003	$1.000000	$1.226464	227.9232

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian Global – Service Class(9)
2003	$1.000000	$1.31041	48,462.2101
Capital Guardian U.S. Equity – Service Class(11)e
2003	$1.000000	$1.249463	65,551.782
Capital Guardian Value – Service Class(4)
2003	$1.000000	$1.283000	73,180.342
Clarion Real Estate Securities – Service Class(15)
2003	$1.000000	$1.267846	21,789.232
Great Companies – AmericaSM – Service Class(14)
2003	$1.000000	$1.165111	16,861.568
Great Companies – TechnologySM – Service Class (14)d
2003	$1.000000	$1.305914	593.365
Janus Growth – Service Class(2)
2003	$1.000000	$1.204678	19,509.380
Jennison Growth – Service Class(7)
2003	$1.000000	$1.203574	9,467.185
J.P. Morgan Enhanced Index – Service Class(8)
2003	$1.000000	$1.216104	14,773.275
Marsico Growth – Service Class(12)f
2003	$1.000000	$1.190949	7,208.809
Mercury Large Cap Value – Service Class(12)g
2003	$1.000000	$1.259049	19,505.649
MFS High Yield – Service Class(10)
2003	$1.000000	$1.085403	150,974.273
PBHG Mid Cap Growth – Service Class(12)h
2003	$1.000000	$1.221051	28,865.100
PIMCO Total Return – Service Class(15)
2003	$1.000000	$1.010392	142,275.747
Salomon All Cap – Service Class(12)
2003	$1.000000	$1.275932	19,388.405
Templeton Great Companies Globa l– Service Class(13)i
2003	$1.000000	$1.206334	31,120.292
Transamerica Balanced – Service Class(15)j
2003	$1.000000	$1.098349	1,576.204
Transamerica Convertible Securities – Service Class(15)
2003	$1.000000	$1.154157	0.000
Transamerica Equity – Service Class(12)a
2003	$1.000000	$1.210890	28,112.713
Transamerica Growth Opportunities – Service Class(14)h
2003	$1.000000	$1.251624	8,439.832
Transamerica Money Market – Service Class(1)k
2003	$1.000000	$0.993319	570,320.435
Transamerica U.S. Government Securities – Service Class(5)
2003	$1.000000	$0.996080	29,776.563

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Equity Income – Service Class(6)m
2003	$1.000000	$1.216801	75,443.719
T. Rowe Price Growth Stock – Service Class(6)
2003	$1.000000	$1.212252	28,907.459
T. Rowe Price Small Cap – Service Class(12)
2003	$1.000000	$1.332482	45,534.520
Van Kampen Active International Allocation– Service Class(1)
2003	$1.000000	$1.313437	0.000
Van Kampen Large Cap Core – Service Class(1)n
2003	$1.000000	$1.150762	58,937.737
Van Kampen Emerging Growth – Service Class(14)
2003	$1.000000	$1.189709	40,928.103
PAM Transamerica U.S. Government Securities – Service Class(16)
2003	$1.000000	$0.99608	0.000
AIM V.I. Basic Value Fund – Series II(15)
2003	$0.757796	$0.995176	6,831,640.610
2002	$1.000000	$0.757796	5,443,085.772
AIM V.I. Capital Appreciation Fund – Series II(15)
2003	$0.793030	$1.009328	904,877.420
2002	$1.000000	$0.793030	515,930.108
AllianceBernstein Growth & Income Portfolio – Class B(14)
2003	$0.708682	$0.922939	32,962,226.168
2002	$0.925362	$0.708682	33,301,693.747
2001	$1.000000	$0.925362	8,115,908
AllianceBernstein Premier Growth Portfolio – Class B(14)
2003	$0.582390	$0.707865	13,584,742.052
2002	$0.854751	$0.582390	13,221,725.747
2001	$1.000000	$0.854751	4,169,129
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)
2003	$0.544519	$0.722993	15,111,459.595
2002	$0.768907	$0.544519	5,373,366.010
2001	$1.000000	$0.768907	2,035,132
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)
2003	$0.611673	$0.745357	13,523,663.769
2002	$0.835708	$0.611673	16,227,439.303
2001	$1.000000	$0.835708	3,443,281
MFS New Discovery Series – Service Class(15)
2003	$0.746874	$0.981842	4,005,302.089
2002	$1.000000	$0.746874	2,689,419.864
MFS Total Return Series – Service Class(15)
2003	$0.917454	$1.048576	4,628,848.709
2002	$1.000000	$0.917454	2,874,746.063

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Contrafund® Portfolio – Service Class 2(12)
2003	$0.842179	$1.063687	19,355,754.646
2002	$0.945641	$0.842179	17,988,364.952
2001	$1.000000	$0.945641	3,842,220
Fidelity – VIP Equity-Income Portfolio – Service Class 2(12)
2003	$0.764145	$0.978943	19,226,593.893
2002	$0.936205	$0.764145	18,718,379.029
2001	$1.000000	$0.936205	2,912,578
Fidelity – VIP Growth Portfolio – Service Class 2(14)
2003	$0.595582	$0.777739	11,024,505.533
2002	$0.867285	$0.595582	10,076,118.099
2001	$1.000000	$0.867285	1,453,053
Fidelity – VIP Mid Cap Portfolio – Service Class 2(12)
2003	$0.910846	$1.240664	44,963,083.179
2002	$1.027526	$0.910846	43,590,835.534
2001	$1.000000	$1.027526	7,140,844
Fidelity – VIP Value Strategies Portfolio – Service Class 2(15)
2003	$0.748203	$1.160021	6,968,611.191
2002	$1.000000	$0.748203	2,425,397.550
Asset Allocation – Conservative Portfolio – Initial Class(15)
2003	$0.896399	$1.085524	12,742,903.287
2002	$1.000000	$0.896399	10,107,973.942
Asset Allocation – Growth Portfolio – Initial Class(15)
2003	$0.804872	$1.037216	11,144,351.863
2002	$1.000000	$0.804872	5,448,130.509
Asset Allocation – Moderate Portfolio – Initial Class(15)
2003	$0.867926	$1.067759	34,977,510.481
2002	$1.000000	$0.867926	18,670,905.864
Asset Allocation – Moderate Growth Portfolio – Initial Class(15)
2003	$0.839352	$1.051623	38,881,200.095
2002	$1.000000	$0.839352	20,258,774.879
Alger Aggressive Growth – Initial Class(12)a
2003	$0.581289	$0.773058	6,020,832.636
2002	$0.899371	$0.581289	5,252,714.654
2001	$1.000000	$0.899371	1,134,480
American Century Large Company Value – Initial Class(14)b
2003	$0.745459	$0.945896	7,392,901.224
2002	$0.938589	$0.745459	8,626,060.881
2001	$1.000000	$0.938589	1,614,752
American Century International – Initial Class(14)c
2003	$0.639710	$0.789661	15,349,738.208
2002	$0.832651	$0.639710	5,365,085.340
2001	$1.000000	$0.832651	515,420

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
BlackRock Global Science & Technology Opportunities – Initial Class(15)d
2003	$0.715648	$1.071945	2,470,654.565
2002	$1.000000	$0.715648	191,578.873
BlackRock Mid Cap Growth – Initial Class(15)a
2003	$0.757595	$0.965412	736,876.405
2002	$1.000000	$0.757595	298,947.468
Capital Guardian Global – Initial Class(9)
2003	$0.692795	$0.939246	19,885,438.487
2002	$0.873737	$0.692795	18,240,696.999
2001	$1.000000	$0.873737	2,572,971
Capital Guardian U.S. Equity – Initial Class(11)e
2003	$0.708345	$0.952610	31,908,032.179
2002	$0.943517	$0.708345	28,296,0576.831
2001	$1.000000	$0.943517	4,474,512
Capital Guardian Value – Initial Class(4)
2003	$0.798116	$1.058244	45,301,148.713
2002	$1.021548	$0.798116	43,997,545.832
2001	$1.000000	$1.021548	7,410,663
Clarion Real Estate Securities – Initial Class(15)
2003	$0.929516	$1.243075	5,039,541.528
2002	$1.000000	$0.929516	3,369,677.170
Gabelli Global Growth – Initial Class(13)c
2002	$0.890926	$0.734658	7,893,870.721
2001	$1.000000	$0.890926	2,189,253
Great Companies – AmericaSM – Initial Class(14)
2003	$0.767645	$0.942896	6,137,771.056
2002	$0.982426	$0.767645	6,760,297.485
2001	$1.000000	$0.982426	1,582,955
Great Companies – TechnologySM – Initial Class(14)d
2003	$0.471553	$0.701312	8,814,289.609
2002	$0.773485	$0.471553	6,860,882.263
2001	$1.000000	$0.773485	1,351,941
Janus Growth – Initial Class(2)
2003	$0.535125	$0.696389	5,963,836.610
2002	$0.783225	$0.535125	6,262,949.146
2001	$1.000000	$0.783225	1,881,104
Jennison Growth – Initial Class(7)
2003	$0.594744	$0.754556	6,512,187.205
2002	$0.871639	$0.594744	6,747,095.756
2001	$1.000000	$0.871639	1,763,114
J.P. Morgan Enhanced Index – Initial Class(8)
2003	$0.666840	$0.847147	33,977,162.957
2002	$0.897581	$0.666840	34,686,229.805
2001	$1.000000	$0.897581	17,442,707

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Marsisco Growth – Initial Class(12)f
2003	$0.643764	$0.801328	10,350,259.042
2002	$0.882806	$0.643764	7,381,423.384
2001	$1.000000	$0.882806	2,238,530
Mercury Large Cap Value – Initial Class(12)g
2003	$0.797294	$1.019460	18,517,054.938
2002	$0.943312	$0.797294	12,275,126.704
2001	$1.000000	$0.943312	3,501,710
MFS High Yield – Initial Class(10)
2003	$0.984455	$1.141982	23,816,154.624
2002	$0.978934	$0.984455	18,043,445.844
2001	$1.000000	$0.978934	2,191,309
PBHG Mid Cap Growth – Initial Class(12)h
2003	$0.580537	$0.732546	10,133,013.779
2002	$0.822921	$0.580537	9,102,840.860
2001	$1.000000	$0.822921	2,617,576
PIMCO Total Return – Initial Class(15)
2003	$1.051492	$1.086753	17,966,432.517
2002	$1.000000	$1.051492	19,080,762.822
Salomon All Cap – Initial Class(12)
2003	$0.700615	$0.932913	55,226,351.608
2002	$0.944579	$0.700615	55,161,127.503
2001	$1.000000	$0.944579	11,730,139
Templeton Great Companies Global–Initial Class(13)i
2003	$0.711719	$0.888634	1,475,876.974
2002	$0.920387	$0.711719	1,265,457.981
2001	$1.000000	$0.920387	333,114
Transamerica Balanced – Initial Class(15)j
2003	$0.939595	$1.054354	1,501,617.0569
2002	$1.000000	$0.939595	869,259.598
Transamerica Convertible Securities – Initial Class(15)
2003	$0.922763	$1.124250	2,227,338.303
2002	$1.000000	$0.922763	659,732.771
Transamerica Equity – Initial Class(12)a
2003	$0.667381	$0.862831	36,229,481.330
2002	$0.871170	$0.667381	46,586,222.044
2001	$1.000000	$0.871170	11,075,671
Transamerica Growth Opportunities – Initial Class(14)h
2003	$0.934457	$1.208021	6,727,476.031
2002	$1.106909	$0.934457	9,004,244.479
2001	$1.000000	$1.106909	1,746,349
Transamerica Money Market – Initial Class(1)k
2003	$1.007422	$0.999891	23,248,961.889
2002	$1.009719	$1.007422	38,423,033.379
2001	$1.000000	$1.009719	13,821,591

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Small/Mid Cap Value – Initial Class(3)l
2003	$0.582857	$1.095856	53,827,385.1457
2002	$0.977283	$0.582857	60,192,373.515
2001	$1.000000	$0.977283	11,563,127
Transamerica U.S. Government Securities – Initial Class(5)
2003	$1.058073	$1.073159	27,447,382.003
2002	$1.014928	$1.058073	32,959,958.561
2001	$1.000000	$1.014928	5,327,788
T. Rowe Price Dividend Growth(12)m
2002	$0.962123	$0.769517	6,502,904.397
2001	$1.000000	$0.962123	1,585,147
T. Rowe Price Equity Income – Initial Class(6)m
2003	$0.848065	$1.049356	51,371,579.290
2002	$0.987303	$0.848065	48,994,385.595
2002	$1.000000	$0.987303	10,143,810
T. Rowe Price Growth Stock – Initial Class(6)
2003	$0.709982	$0.914665	28,908,483.578
2002	$0.933658	$0.709982	28,064,439.549
2001	$1.000000	$0.933658	5,711,161
T. Rowe Price Small Cap – Initial Class(12)
2003	$0.683124	$0.944973	31,411,389.160
2002	$0.954401	$0.683124	20,851,241.317
2001	$1.000000	$0.954401	2,941,790
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.678033	$0.887200	6,020,969.266
2002	$0.828893	$0.678033	6,281,323.628
2001	$1.000000	$0.828893	900,250
Van Kampen Large Cap Core – Initial Class(1)n
2003	$0.793528	$0.946634	22,954,158.545
2002	$0.963225	$0.793528	40,793,056.086
2001	$1.000000	$0.963225	11,510,203
Van Kampen Emerging Growth – Initial Class(14)
2003	$0.531264	$0.670790	19,954,161.928
2002	$0.805577	$0.531264	21,742,734.531
2001	$1.000000	$0.805577	3,422,809
Van Kampen Money Market – Initial Class(1)k
2002	$1.009719	$1.007422	38,423,033.379
2001	$1.000000	$1.009719	13,821,591

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Janus Aspen – Mid Cap Value Portfolio – Service Shares(13)o
2003	$0.683026	$0.950284	1,242,714.283
2002	$0.905322	$0.683026	1,820,028.606
2001	$1.000000	$0.905322	614,762
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(12)
2003	$0.700666	$0.893302	2,709,639.036
2002	$0.911864	$0.700666	2,953,632.988
2001	$1.000000	$0.911864	1,208,091

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[b]	Formerly known as American Century Income & Growth.

[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[d]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies - Technology SM.

[e]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[f]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[g]	Formerly known as PBHG/NWQ Value Select.

[h]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[i]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[j]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[k]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[l]	Formerly known as Dreyfus Small Cap Value.

[m]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

[n]	Formerly known as Van Kampen Asset Allocation.

[o]	As of May 1, 2003, Janus Aspen – Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio.

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Initial Class(15)
2003	$0.896994	$1.087333	1,220,110.043
2002	$1.000000	$0.896994	746,979.938
Asset Allocation – Growth Portfolio – Initial Class(15)
2003	$0.805402	$1.038925	1,067,280.369
2002	$1.000000	$0.805402	178,360.079
Asset Allocation – Moderate Portfolio – Initial Class(15)
2003	$0.868490	$1.069495	4,984,402.867
2002	$1.000000	$0.868490	1,196,692.473
Asset Allocation – Moderate Growth Portfolio – Initial Class(15)
2003	$0.839908	$1.053363	3,099,006.622
2002	$1.000000	$0.839908	1,743,854.956
Alger Aggressive Growth – Initial Class(12)a
2003	$0.372085	$0.495324	1,668,828.443
2002	$0.575129	$0.372085	1,362,624.543
2001	$0.698100	$0.575129	1,620,629
2000	$1.000000	$0.698100	1,160,377
American Century Large Company Value – Initial Class(14)b
2003	$0.746690	$0.948383	613,619.043
2002	$0.939214	$0.746690	448,419.255
2001	$1.000000	$0.939214	199,168
American Century International – Initial Class(14)c
2003	$0.640777	$0.791771	1,411,670.494
2002	$0.833205	$0.640777	367,641.197
2001	$1.000000	$0.833205	159,981
BlackRock Global Science & Technology Opportunities – Initial Class(15)d
2003	$0.716123	$1.073718	399,852.280
2002	$1.000000	$0.716123	184,318.309
BlackRock Mid Cap Growth – Initial Class(15)a
2003	$0.758097	$0.967007	176,969.528
2002	$1.000000	$0.758097	43,125.015
Capital Guardian Global – Initial Class(9)
2003	$0.898194	$1.218897	5,199,113.541
2002	$1.131675	$0.898194	5,723,654.840
2001	$1.280261	$1.131675	6,769,555
2000	$1.534754	$1.280261	8,964,830
1999	$1.052609	$1.534754	8,189,239
1998	$1.000000	$1.052609	7,340,387
Capital Guardian U.S. Equity – Initial Class(11)e
2003	$0.635616	$0.855645	7,039,449.494
2002	$0.845807	$0.635616	6,725,430.376
2001	$0.887757	$0.845807	7,052,320
2000	$0.964682	$0.887757	6,687,565
1999	$1.122170	$0.964682	3,560,121
1998	$1.000000	$1.122170	1,697,953

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian Value – Initial Class(4)
2003	$1.811637	$2.404464	30,542,561.728
2002	$2.316504	$1.811637	36,172,249.327
2001	$2.202884	$2.316504	44,245,720
2000	$2.115695	$2.202884	52,310,186
1999	$2.212928	$2.115695	66,030,029
1998	$2.086130	$2.212928	78,666,774
1997	$1.694854	$2.086130	82,171,834
1996	$1.387903	$1.694854	65,227,195
1995	$1.045610	$1.387903	46,194,664
1994	$1.018576	$1.045610	30,512,231
Clarion Real Estate Securities – Initial Class(15)
2003	$0.930127	$1.245119	1,791,793.908
2002	$1.000000	$0.930127	1,574,106.747
Gabelli Global Growth – Initial Class(13)c
2002	$0.831562	$0.686395	549,726.093
2001	$0.938154	$0.831562	537,084
2000	$1.000000	$0.938154	15,082
Great Companies – AmericaSM – Initial Class (14)
2003	$0.768919	$0.945383	641,828.9815
2002	$0.983081	$0.768919	601,157.263
2001	$1.000000	$0.983081	303,607
Great Companies – TechnologySM – Initial Class (14)d
2003	$0.472335	$0.703168	368,395.9602
2002	$0.773994	$0.472335	207,033.476
2001	$1.000000	$0.773994	51,295
Janus Global – Initial Class(12)f
2003	$0.431915	$0.524999	890,346.7057
2002	$0.592046	$0.431915	308,853.226
2001	$0.778173	$0.592046	1,572,947
2000	$1.000000	$0.778173	1,926,349
Janus Growth – Initial Class(2)
2003	$16.755634	$21.826719	5,317,067.3652
2002	$24.500024	$16.755634	6,592,143.764
2001	$34.855341	$24.500024	8,838,775
2000	$50.054351	$34.855341	11,795,088
1999	$31.898334	$50.054351	13,723,324
1998	$19.665157	$31.898334	15,001,695
1997	$16.964068	$19.665157	16,307,025
1996	$14.583843	$16.964068	15,174,482
1995	$10.051117	$14.583843	13,337,197
1994	$11.114865	$10.051117	12,758,958

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Jennison Growth – Initial Class(7)
2003	$0.593335	$0.753515	8,227,504.7998
2002	$0.868714	$0.593335	8,979,133.102
2001	$1.081530	$0.868714	11,859,669
2000	$1.240246	$1.081530	13,481,390
1999	$1.200101	$1.240246	16,283,827
1998	$1.156993	$1.200101	18,189,950
1997	$1.004355	$1.156993	14,927,829
1996	$1.000000	$1.004355	314,119
J.P. Morgan Enhanced Index – Initial Class(8)
2003	$1.042538	$1.325747	11,472,576.7638
2002	$1.401905	$1.042538	11,986,885.369
2001	$1.615156	$1.401905	15,803,392
2000	$1.838549	$1.615156	19,789,520
1999	$1.577775	$1.838549	20,376,497
1998	$1.217647	$1.577775	13,701,548
1997	$1.000000	$1.217647	9,296,582
Marsico Growth – Initial Class(12)g
2003	$0.566427	$0.705753	897,190.7905
2002	$0.775980	$0.566427	668,734.113
2001	$0.916033	$0.775980	992,435
2000	$1.000000	$0.916033	278,174
Mercury Large Cap Value – Initial Class(12)h
2003	$0.886287	$1.134367	2,260,879.5064
2002	$1.047563	$0.886287	2,977,283.533
2001	$1.081878	$1.047563	2,904,194
2000	$1.000000	$1.081878	526,757
MFS High Yield – Initial Class(10)
2003	$0.966374	$1.122105	9,496,015.8792
2002	$0.960010	$0.966374	8,693,528.576
2001	$0.938048	$0.960010	5,478,152
2000	$1.003083	$0.938048	9,361,452
1999	$0.961203	$1.003083	8,977,277
1998	$1.000000	$0.961203	6,199,318
PBHG Mid Cap Growth – Initial Class(12)i
2003	$0.352803	$0.445617	3,345,269.5435
2002	$0.499618	$0.352803	3,522,543.203
2001	$0.790745	$0.499618	3,372,663
2000	$1.000000	$0.790745	3,606,313
PIMCO Total Return – Initial Class(15)
2003	$1.052178	$1.088527	6,311,547.8819
2002	$1.000000	$1.052178	4,322,292.201

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Salomon All Cap – Initial Class(12)
2003	$0.771838	$1.028766	4,299,974.6117
2002	$1.039580	$0.771838	4,621,748.748
2001	$1.032666	$1.039580	5,097,147
2000	$1.000000	$1.032666	1,957,163
Templeton Great Companies Global– Initial Class(13)f
2003	$0.603147	$0.753804	149,967.2186
2002	$0.779219	$0.603147	281,733.960
2001	$0.950187	$0.779219	120,790
2000	$1.000000	$0.950187	56,200
Transamerica Balanced – Initial Class(15)j
2003	$0.940213	$1.056091	448,385.5464
2002	$1.000000	$0.940213	308,853.226
Transamerica Convertible Securities – Initial Class(15)
2003	$0.923378	$1.126105	629,683.6071
2002	$1.000000	$0.923378	206,156.677
Transamerica Equity – Initial Class(12)a
2003	$0.517494	$0.669708	2,453,362.7663
2002	$0.674851	$0.517494	2,487,782.396
2001	$0.830824	$0.674851	1,739,044
2000	$1.000000	$0.830824	993,984
Transamerica Growth Opportunities – Initial Class(14)i
2003	$0.936005	$1.211201	262,913.5180
2002	$1.107646	$0.936005	315,300.999
2001	$1.000000	$1.107646	78,790
Transamerica Money Market – Initial Class(1)k
2003	$1.366869	$1.357996	20,068,862.5829
Transamerica Small/Mid Cap Value – Initial Class(3)l
2003	$1.891803	$3.560345	22,342,963.6523
2002	$3.168906	$1.891803	28,193,802.802
2001	$2.495215	$3.168906	35,776,621
2000	$2.278888	$2.495215	43,456,299
1999	$1.785929	$2.278888	49,653,848
1998	$1.851229	$1.785929	59,347,330
1997	$1.496065	$1.851229	63,123,931
1996	$1.206843	$1.496065	51,124,832
1995	$1.072941	$1.206843	40,635,697
1994	$1.107747	$1.072941	32,607,348

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica U.S. Government Securities – Initial Class(5)
2003	$1.475683	$1.498190	20,569,266.5159
2002	$1.414117	$1.475683	28,356,603.540
2001	$1.364481	$1.414117	28,689,960
2000	$1.255919	$1.364481	29,554,729
1999	$1.286733	$1.255919	38,368,704
1998	$1.215033	$1.286733	41,241,128
1997	$1.128769	$1.215033	30,043,275
1996	$1.124292	$1.128769	17,561,826
1995	$0.985803	$1.124292	8,456,765
1994	$0.998670	$0.985803	3,102,671
T. Rowe Price Dividend Growth – Initial Class(12)m
2002	$1.016662	$0.813944	996,020.814
2001	$1.075818	$1.016662	811,483
T. Rowe Price Equity Income – Initial Class(6)m
2003	$2.022500	$2.505001	38,070,609.9261
2002	$2.352249	$2.022500	44,648,715.071
2001	$2.334702	$2.352249	53,131,225
2000	$2.107761	$2.334702	60,459,235
1999	$2.065623	$2.107761	74,445,822
1998	$1.925022	$2.065623	83,821,265
1997	$1.521680	$1.925022	79,662,847
1996	$1.287240	$1.521680	42,673,041
1995	$1.000000	$1.287240	14,943,358
T. Rowe Price Growth Stock – Initial Class(6)
2003	$2.070419	$2.669933	21,830,145.1804
2002	$2.719986	$2.070419	25,335,193.394
2001	$3.066258	$2.719986	31,999,230
2000	$3.124914	$3.066258	39,142,353
1999	$2.593121	$3.124914	42,063,489
1998	$2.043487	$2.593121	45,596,535
1997	$1.611613	$2.043487	44,624,829
1996	$1.353339	$1.611613	30,237,848
1995	$1.000000	$1.353339	14,196,708
T. Rowe Price Small Cap – Initial Class(12)
2003	$0.545628	$0.755520	4,229,982.7096
2002	$0.761551	$0.545628	2,895,465.966
2001	$0.855380	$0.761551	1,838,502
2000	$1.000000	$0.855380	497,185

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Van Kampen Active International Allocation – Initial Class(1)
2003	$1.003493	$1.314348	33,155,822.7801
2002	$1.225547	$1.003493	39,574,469.871
2001	$1.613169	$1.225547	50,436,921
2000	$2.001071	$1.613169	67,228,612
1999	$1.533035	$2.001071	77,283,280
1998	$1.346560	$1.533035	90,839,071
1997	$1.330640	$1.346560	101,220,765
1996	$1.171039	$1.330640	91,462,304
1995	$1.073958	$1.171039	75,065,178
1994	$1.156482	$1.073958	76,518,044
Van Kampen Large Cap Core – Initial Class(1)n
2003	$2.216306	$2.646551	36,250,554.8272
2002	$2.678589	$2.216306	44,933,517.409
2001	$2.932518	$2.687589	60,117,350
2000	$3.160924	$2.932518	81,940,094
1999	$2.535888	$3.160924	100,119,683
1998	$2.171948	$2.535888	116,236,044
1997	$1.833135	$2.171948	127,262,704
1996	$1.577873	$1.833135	124,998,928
1995	$1.301669	$1.577873	122,974,873
1994	$1.393488	$1.301669	130,909,987
Van Kampen Emerging Growth – Initial Class(14)
2003	$0.532132	$0.672550	782,303.2746
2002	$0.806099	$0.532132	721,754,051
2001	$1.000000	$0.806099	420,709
Van Kampen Money Market – Initial Class(1)k
2002	$1.368631	$1.366869	37,095,715.490
2001	$1.338389	$1.368631	47,835,329
2000	$1.280646	$1.338389	42,603,584
1999	$1.239556	$1.280646	57,250,677
1998	$1.196418	$1.239556	51,024,317
1997	$1.15422	$1.196418	28,678,037
1996	$1.11571	$1.15422	26,461,099
1995	$1.07242	$1.11571	21,103,926
1994	$1.05150	$1.07242	17,836,840
PAM Transamerica U.S. Government Securities – Service Class(16)
2003	$1.000000	$1.010586	0.000
AIM V.I. Basic Value Fund – Series II(15)
2003	$0.758298	$0.996809	653,356.3526
2002	$1.000000	$0.758298	296,591.241
AIM V.I. Capital Appreciation Fund – Series II(15)
2003	$0.793548	$1.010990	176,977.3399
2002	$1.000000	$0.793548	24,623.313

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AllianceBernstein Growth & Income Portfolio – Class B(14)
2003	$0.709849	$0.925364	2,919,580.7262
2002	$0.925978	$0.709849	2,716,484.252
2001	$1.000000	$0.925978	2,054,794
AllianceBernstein Premier Growth Portfolio – Class B(14)
2003	$0.583349	$0.709730	449,386.0118
2002	$0.855309	$0.583349	410,119.024
2001	$1.000000	$0.855309	384,309
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)
2003	$0.284558	$0.378196	938,892.9466
2002	$0.401433	$0.284558	901,501.650
2001	$0.673903	$0.401433	1,732,250
2000	$1.000000	$0.673903	131,879
Janus Aspen – Mid Cap Value Portfolio – Service Shares(13)o
2003	$0.681560	$0.949174	634,723.3951
2002	$0.902500	$0.681560	709,442.455
2001	$0.998916	$0.902500	734,646
2000	$1.000000	$0.998916	15,465
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)
2003	$0.496347	$0.605414	1,069,454.3567
2002	$0.677467	$0.496347	1,453,191.732
2001	$0.887808	$0.677467	1,394,133
2000	$1.000000	$0.887808	332,861
MFS New Discovery Series – Service Class(15)
2003	$0.747360	$0.983457	195,073.7119
2002	$1.000000	$0.747360	92,260.746
MFS Total Return Series – Service Class(15)
2003	$0.918050	$1.050284	1,182,965.2623
2002	$1.000000	$0.918050	514,613.460
Fidelity – VIP Contrafund® Portfolio – Service Class 2(12)
2003	$0.709863	$0.897454	4,971,317.0104
2002	$0.796290	$0.709863	3,557,302.852
2001	$0.922538	$0.796290	2,274,397
2000	$1.000000	$0.922538	1,198,357
Fidelity – VIP Equity-Income Portfolio – Service Class 2(12)
2003	$0.827945	$1.061718	2,793,695.507
2002	$1.013361	$0.827945	2,697,459.322
2001	$1.084290	$1.013361	2,028,586
2000	$1.000000	$1.084290	407,152
Fidelity – VIP Growth Portfolio – Service Class 2(14)
2003	$0.596567	$0.779797	988,139.906
2002	$0.867866	$0.596567	723,194.111
2001	$1.000000	$0.867866	495,719

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(12)
2003	$0.549208	$0.700898	341,033.931
2002	$0.714054	$0.549208	311,207.504
2001	$0.848316	$0.714054	341,343
2000	$1.000000	$0.848316	147,741
Fidelity – VIP Mid Cap Portfolio – Service Class 2(12)
2003	$0.941019	$1.283034	5,692,957.397
2002	$1.060517	$0.941019	5,814,927.481
2001	$1.114623	$1.060517	3,900,128
2000	$1.000000	$1.114623	3,345,368
Fidelity – VIP Value Strategies Portfolio – Service Class 2(15)
2003	$0.748696	$1.161919	930,745.632
2002	$1.000000	$0.748696	125,892.475

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[b]	Formerly known as American Century Income & Growth.

[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[d]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – Technology SM.

[e]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[f]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[g]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[h]	Formerly known as PBHG/NWQ Value Select.

[i]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[j]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[k]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[l]	Formerly known as Dreyfus Small Cap Value.

[m]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

[n]	Formerly known as Van Kampen Asset Allocation.

[o]	As of May 1, 2003 Janus Aspen – Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio.

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
STI Classic Capital Aprreciation Fund(1)a
2003	$1.000000	$1.146969	5,678.182
STI Classic Growth & Income Fund(1)a
2003	$1.000000	$1.234599	0.000
STI Classic International Equity Fund(1)a
2003	$1.000000	$1.341958	0.000
STI Classic Investment Grade Bond Fund(1)a
2003	$1.000000	$1.001025	0.000
STI Classic Mid-Cap Equity Fund(1)a
2003	$1.000000	$1.282875	0.000
STI Classic Small Cap Value Equity Fund(1)a
2003	$1.000000	$1.372373	0.000
STI Classic Value Income Stock Fund(1)a
2003	$1.000000	$1.219923	0.000

(1)	Subaccount Inception Date May 1, 2003.

[a]	The term “Classic” has been added to the name of each fund.

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Service Class(15)
2003	$1.000000	$1.158727	2,687,666.346
Asset Allocation – Growth Portfolio – Service Class(15)
2003	$1.000000	$1.248932	1,215,964.250
Asset Allocation – Moderate Portfolio – Service Class(15)
2003	$1.000000	$1.180666	4,421,263.876
Asset Allocation – Moderate Growth Portfolio – Service Class(15)
2003	$1.000000	$1.207772	4,238,377.358
Alger Aggressive Growth – Service Class(12)a
2003	$1.000000	$1.202856	51,631.555
American Century Large Company Value – Service Class(14)b
2003	$1.000000	$1.233271	18,082.738
American Century International – Service Class(14)c
2003	$1.000000	$1.257247	26,522.590
BlackRock Global Science & Technology Opportunities – Service Class(15)d
2003	$1.000000	$1.416923	47,781.602
BlackRock Mid Cap Growth – Service Class(15)a
2003	$1.000000	$1.228072	29,636.872

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian Global – Service Class(9)
2003	$1.000000	$1.312143	217,348.896
Capital Guardian U.S. Equity – Service Class(11)e
2003	$1.000000	$1.251112	174,955.714
Capital Guardian Value – Service Class(4)
2003	$1.000000	$1.284690	396,915.262
Clarion Real Estate Securities – Service Class(15)
2003	$1.000000	$1.269513	47,286.708
Great Companies – AmericaSM – Service Class(14)
2003	$1.000000	$1.166636	61,444.323
Great Companies – TechnologySM – Service Class (14)d
2003	$1.000000	$1.307629	90,827.467
Janus Growth – Service Class(2)
2003	$1.000000	$1.206254	136,655.788
Jennison Growth– Service Class(7)
2003	$1.000000	$1.205162	43,981.050
J.P. Morgan Enhanced Index – Service Class(8)
2003	$1.000000	$1.217705	45,341.548
Marsico Growth – Service Class(12)f
2003	$1.000000	$1.192513	224,319.671
Mercury Large Cap Value – Service Class(12)g
2003	$1.000000	$1.260709	281,910.466
MFS High Yield – Service Class(10)
2003	$1.000000	$1.086836	175,452.171
PBHG Mid Cap Growth – Service Class(12)h
2003	$1.000000	$1.222658	127,131.494
PIMCO Total Return – Service Class(15)
2003	$1.000000	$1.011723	640,564.778
Salomon All Cap – Service Class(12)
2003	$1.000000	$1.277605	160,828.812
Templeton Great Companies Global – Service Class(13)i
2003	$1.000000	$1.207910	18,827.837
Transamerica Balanced – Service Class(15)j
2003	$1.000000	$1.099798	20,912.321
Transamerica Convertible Securities – Service Class(15)
2003	$1.000000	$1.155678	167,633.631
Transamerica Equity – Service Class(12)a
2003	$1.000000	$1.212483	114,053.236
Transamerica Growth Opportunities – Service Class(14)h
2003	$1.000000	$1.253265	40,998.617
Transamerica Money Market – Service Class(1)k
2003	$1.000000	$0.994632	291,618.887

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica U.S. Government Securities – Service Class(5)
2003	$1.000000	$0.997393	250,989.845
T. Rowe Price Equity Income – Service Class(6)
2003	$1.000000	$1.218401	333,034.612
T. Rowe Price Growth Stock – Service Class(6)
2003	$1.000000	$1.213849	223,091.179
T. Rowe Price Small Cap – Service Class(12)
2003	$1.000000	$1.334243	167,144.588
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.315176	23,578.823
Van Kampen Large Cap Core – Service Class(1)m
2003	$1.000000	$1.152270	5,422.785
Van Kampen Emerging Growth – Service Class(14)
2003	$1.000000	$1.191283	129,268.429
PAM Transamerica U.S. Government Securities – Service Class(16)
2003	$1.000000	$0.997393	0.000
AIM V.I. Basic Value Fund – Series II(15)
2003	$0.758797	$0.998447	11,661,321.775
2002	$1.000000	$0.758797	6,110,740.785
AIM V.I. Capital Appreciation Fund – Series II(15)
2003	$0.794074	$1.012659	3,573,679.805
2002	$1.000000	$0.794074	1,752,165.768
AllianceBernstein Growth & Income Portfolio – Class B(14)
2003	$0.788553	$1.028983	9,102,047.480
2002	$1.000000	$0.788553	5,408,750.825
AllianceBernstein Premier Growth Portfolio – Class B(14)
2003	$0.783412	$0.954070	2,948,952.678
2002	$1.000000	$0.783412	1,718,231.303
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)
2003	$0.797389	$1.060809	1,927,892.641
2002	$1.000000	$0.797389	897,151.622
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)
2003	$0.781122	$0.953700	7,272,200.735
2002	$1.000000	$0.781122	4,008,647.324
MFS New Discovery Series – Service Class(15)
2003	$0.747860	$0.985079	5,459,725.240
2002	$1.000000	$0.747860	2,385,265.732
MFS Total Return Series – Service Class(15)
2003	$0.918659	$1.052023	14,871,064.299
2002	$1.000000	$0.918659	7,312,399.793
Fidelity – VIP Contrafund® Portfolio – Service Class 2(12)
2003	$0.863856	$1.093234	22,112,800.202
2002	$1.000000	$0.863856	11,668,555.849

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Equity-Income Portfolio – Service Class 2(12)
2003	$0.819327	$1.051697	10,280,521.184
2002	$1.000000	$0.819327	5,651,940.012
Fidelity – VIP Growth Portfolio – Service Class 2(14)
2003	$0.744894	$0.974625	6,731,308.053
2002	$1.000000	$0.744894	4,073,699.598
Fidelity – VIP Mid Cap Portfolio – Service Class 2(12)
2003	$0.858157	$1.171204	23,855,787.404
2002	$1.000000	$0.858157	12,764,575.784
Fidelity – VIP Value Strategies Portfolio – Service Class 2(15)
2003	$0.749188	$1.163843	14,207,220.608
2002	$1.000000	$0.749188	5,912,035.834
Asset Allocation – Conservative Portfolio – Initial Class(15)
2003	$0.897589	$1.089116	36,517,743.166
2002	$1.000000	$0.897589	11,591,534.581
Asset Allocation – Growth Portfolio – Initial Class(15)
2003	$0.805934	$1.040631	31,502,546.337
2002	$1.000000	$0.805934	16,272,593.291
Asset Allocation – Moderate Portfolio – Initial Class(15)
2003	$0.869075	$1.071274	88,673,069.395
2002	$1.000000	$0.869075	32,222,771.028
Asset Allocation – Moderate Growth Portfolio – Initial Class(15)
2003	$0.840459	$1.055085	82,297,814.431
2002	$1.000000	$0.840459	33,222,409.887
Alger Aggressive Growth – Initial Class(12)a
2003	$0.719046	$0.958142	3,192,407.823
2002	$1.000000	$0.719046	1,725,780.496
American Century Large Company Value – Initial Class(14)b
2003	$0.823545	$1.047037	5,785,961.972
2002	$1.000000	$0.823545	3,502,739.824
American Century International – Initial Class(14)c
2003	$0.791709	$0.979225	13,367,701.243
2002	$1.000000	$0.791709	4,394,827.717
BlackRock Global Science & Technology Opportunities – Initial Class(15)d
2003	$0.716588	$1.075494	1,998,342.366
2002	$1.000000	$0.716588	460,379.047
BlackRock Mid Cap Growth – Initial Class(15)a
2003	$0.758594	$0.968595	2,317,542.413
2002	$1.000000	$0.758594	1,232,087.869
Capital Guardian Global – Initial Class(9)
2003	$0.808601	$1.098404	10,740,677.600
2002	$1.000000	$0.808601	5,399,047.316

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian U.S. Equity – Initial Class(11)e
2003	$0.792055	$1.067291	12,013,433.858
2002	$1.000000	$0.792055	5,767,436.631
Capital Guardian Value – Initial Class(4)
2003	$0.779903	$1.036131	21,342,888.123
2002	$1.000000	$0.779903	10,709,509.211
Clarion Real Estate Securities – Initial Class(15)
2003	$0.930745	$1.247170	9,516,098.300
2002	$1.000000	$0.930745	4,809,430.292
Gabelli Global Growth – Initial Class(13)c
2002	$1.000000	$0.853824	2,629,382.140
Great Companies – AmericaSM – Initial Class(14)
2003	$0.844812	$1.039727	3,650,203.170
2002	$1.000000	$0.844812	1,180,075.581
Great Companies – TechnologySM – Initial Class (14)d
2003	$0.714332	$1.064476	2,431,656.546
2002	$1.000000	$0.714332	806,633.202
Janus Growth – Initial Class(2)
2003	$0.795832	$1.037724	2,268,357.306
2002	$1.000000	$0.795832	973,675.883
Jennison Growth – Initial Class(7)
2003	$0.753450	$0.957795	2,719,519.105
2002	$1.000000	$0.753450	1,582,638.959
J.P. Morgan Enhanced Index – Initial Class(8)
2003	$0.802779	$1.021871	8,381,439.794
2002	$1.000000	$0.802779	4,217,770.414
Marsisco Growth(12)f
2003	$1.000000	$1.193911	790,541.253
Mercury Large Cap Value – Initial Class(12)g
2003	$0.809708	$1.037373	8,393,194.099
2002	$1.000000	$0.809708	6,281,486.623
MFS High Yield – Initial Class(10)
2003	$0.989712	$1.150343	13,376,541.310
2002	$1.000000	$0.989712	4,756,359.190
PBHG Mid Cap Growth – Initial Class(12)h
2003	$0.746244	$0.943512	3,766,453.280
2002	$1.000000	$0.746244	1,949,901.808
PIMCO Total Return – Initial Class(15)
2003	$1.052874	$1.090330	30,354,076.336
2002	$1.000000	$1.052874	16,193,915.182
Salomon All Cap – Initial Class(12)
2003	$0.768745	$1.025659	12,437,980.172
2002	$1.000000	$0.768745	8,348,762.046

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Templeton Great Companies Global–Initial Class(13)i
2003	$0.825826	$1.033137	737,723.121
2002	$1.000000	$0.825826	157,820.345
Transamerica Balanced – Initial Class(15)j
2003	$0.940839	$1.057833	5,869,327.851
2002	$1.000000	$0.940839	3,101,509.323
Transamerica Convertible Securities – Initial Class(15)
2003	$0.923984	$1.127956	3,726,360.391
2002	$1.000000	$0.923984	919,309.231
Transamerica Equity – Initial Class(12)a
2003	$0.842931	$1.091940	12,900,294.843
2002	$1.000000	$0.842931	5,140,665.249
Transamerica Growth Opportunities – Initial Class(14)h
2003	$0.792775	$1.026868	5,872,812.390
2002	$1.000000	$0.792775	2,847,006.076
Transamerica Money Market – Initial Class(1)k
2003	$0.999405	$0.993896	18,683,018.636
Transamerica Small/Mid Cap Value – Initial Class(3)l
2003	$0.624786	$1.176997	1,865,725.888
2002	$1.000000	$0.624786	1,856,271.192
Transamerica U.S. Government Securities – Initial Class(5)
2003	$1.04912	$1.059877	11,648,287.297
2002	$1.000000	$1.04912	8,143,202.124
T. Rowe Price Equity Income – Initial Class(6)
2003	$0.841110	$1.042793	29,182,155.799
2002	$1.000000	$0.841110	15,052,753.799
T. Rowe Price Growth Stock – Initial Class(6)
2003	$0.817448	$1.055194	15,396,403.641
2002	$1.000000	$0.817448	8,100,585.720
T. Rowe Price Small Cap – Initial Class(12)
2003	$0.744044	$1.031215	17,595,030.522
2002	$1.000000	$0.744044	7,877,697.272
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.824046	$1.080388	3,738,017.176
2002	$1.000000	$0.824046	2,057,276.915
Van Kampen Large Cap Core – Initial Class(1)m
2003	$0.874009	$1.044706	3,425,841.420
2002	$1.000000	$0.874009	2,183,386.377
Van Kampen Emerging Growth – Initial Class(14)
2003	$0.723956	$0.915881	8,016,102.927
2002	$1.000000	$0.723956	5,192,990.450
2002	$1.000000	$0.783412	1,718,231.303
Van Kampen Money Market – Initial Class(1)k
2002	$1.000000	$0.999405	16,901,541.096

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[b]	Formerly known as American Century Income & Growth.

[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[d]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies—Technology SM.

[e]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[f]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[g]	Formerly known as PBHG/NWQ Value Select.

[h]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[i]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[j]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[k]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[l]	Formerly known as Dreyfus Small Cap Value.

[m]	Formerly known as Van Kampen Asset Allocation.

Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Initial Class(15)
2003	$0.897884	$1.090010	4,597,145.009
2002	$1.000000	$0.897884	3,595,369.606
Asset Allocation – Growth Portfolio – Initial Class(15)
2003	$0.806199	$1.041488	4,301,259.239
2002	$1.000000	$0.806199	2,047,522.990
Asset Allocation – Moderate Portfolio – Initial Class(15)
2003	$0.806199	$1.072164	8,665,072.052
2002	$1.000000	$0.806199	5,390,194.080
Asset Allocation – Moderate Growth Portfolio – Initial Class(15)
2003	$0.840747	$1.055976	9,478,660.590
2002(1)	$1.000000	$0.840747	6,980,994.155
Alger Aggressive Growth – Initial Class(12)a
2003	$0.583701	$0.778179	2,956,185.693
2002	$0.900861	$0.583701	3,083,224.495
2001	$1.000000	$0.900861	543,692
American Century Large Company Value – Initial Class(14)b
2003	$0.748541	$0.952152	4,033,385.761
2002	$0.940149	$0.748541	4,169,280.836
2001	$1.000000	$0.940149	599,992
American Century International – Initial Class(14)c
2003	$0.642367	$0.794901	5,994,661.588
2002	$0.834029	$0.642367	3,121,699.941
2001	$1.000000	$0.834029	99,773
BlackRock Global Science & Technology Opportunities – Initial Class(15)d
2003	$0.716831	$1.076361	1,380,272.810
2002	$1.000000	$0.716831	528,425.027
BlackRock Mid Cap Growth – Initial Class(15)a
2003	$0.758849	$0.969403	205,934.411
2002	$1.000000	$0.758849	156,314.366
Capital Guardian Global – Initial Class(9)
2003	$0.695651	$0.945434	4,650,851.770
2002	$0.875178	$0.695651	4,401,119.351
2001	$1.000000	$0.875178	490,629
Capital Guardian U.S. Equity – Initial Class(11)e
2003	$0.711263	$0.958896	7,419,500.672
2002	$0.945070	$0.711263	6,239,923.062
2001	$1.000000	$0.945070	1,334,151
Capital Guardian Value – Initial Class(4)
2003	$0.801427	$1.065254	11,783,789.908
2002	$1.023245	$0.801427	11,347,938.194
2001	$1.000000	$1.023245	2,196,489

Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Clarion Real Estate Securities – Initial Class(15)
2003	$0.931052	$1.248199	996,136.219
2002	$1.000000	$0.931052	792,281.812
Gabelli Global Growth – Initial Class(13)c
2002	$0.892401	$0.737695	2,789,796.672
2001	$1.000000	$0.892401	640,257
Great Companies – AmericaSM – Initial Class(14)
2003	$0.770822	$0.949135	2,039,467.065
2002	$0.984049	$0.770822	2,083,388.444
2001	$1.000000	$0.984049	295,044
Great Companies – TechnologySM – Initial Class(14)d
2003	$0.473501	$0.705945	3,515,104.554
2002	$0.774757	$0.473501	1,730,930.201
2001	$1.000000	$0.774757	182,307
Janus Growth – Initial Class(2)
2003	$0.537330	$0.700984	2,655,747.632
2002	$0.784523	$0.537330	3,218,086.566
2001	$1.000000	$0.784523	683,913
Jennison Growth – Initial Class(7)
2003	$0.597188	$0.759530	1,373,812.478
2002	$0.873072	$0.597188	1,555,208.654
2001	$1.000000	$0.873072	71,947
J.P. Morgan Enhanced Index – Initial Class(8)
2003	$0.669596	$0.852747	8,678,651.490
2002	$0.899067	$0.669596	8,837,569.202
2001	$1.000000	$0.899067	1,570,997
Marsico Growth – Initial Class(12)f
2003	$0.646422	$0.806626	1,918,783.281
2002	$0.884268	$0.646422	2,233,806.587
2001	$1.000000	$0.884268	446,850
Mercury Large Cap Value – Initial Class(12)g
2003	$0.800587	$1.026183	4,637,563.105
2002	$0.944875	$0.800587	6,009,670.998
2001	$1.000000	$0.944875	1,148,363
MFS High Yield – Initial Class(10)
2003	$0.988505	$1.149503	8,025,371.228
2002	$0.980546	$0.988505	6,412,066.542
2001	$1.000000	$0.980546	693,088
PBHG Mid Cap Growth – Initial Class(12)h
2003	$0.582935	$0.737383	4,609,173.859
2002	$0.824923	$0.582935	4,711,090.358
2001	$1.000000	$0.824293	418,187

Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
PIMCO Total Return – Initial Class(15)
2003	$1.053222	$1.091227	4,024,769.311
2002	$1.000000	$1.053222	4,642,514.217
Salomon All Cap – Initial Class(12)
2003	$0.703500	$0.939060	12,298,899.400
2002	$0.946133	$0.703500	14,674,763.084
2001	$1.000000	$0.946133	2,686,656
Templeton Great Companies – Global– Initial Class(13)i
2003	$0.714658	$0.894511	694,332.502
2002	$0.921911	$0.714658	464,436.993
2001	$1.000000	$0.921911	66,629
Transamerica Balanced – Initial Class(15)j
2003	$0.941146	$1.058695	632,475.971
2002	$1.000000	$0.941146	500,674.668
Transamerica Convertible Securities – Initial Class(15)
2003	$0.924287	$1.128889	566,007.686
2002	$1.000000	$0.924287	165,972.968
Transamerica Equity – Initial Class(12)a
2003	$0.670137	$0.868532	10,178,116.430
2002	$0.872609	$0.670137	10,730,370.217
2001	$1.000000	$0.872609	1,706,383
Transamerica Growth Opportunities – Initial Class(14)h
2003	$0.938318	$1.215991	2,097,370.259
2002	$1.108736	$0.938318	2,610,644.110
2001	$1.000000	$1.108736	235,465
Transamerica Money Market – Initial Class(1)k
2003	$1.011588	$1.006504	8,028,205.798
2002	$1.011385	$1.011588	13,933,850.525
2001	$1.000000	$1.011385	4,074,448
Transamerica Small/Mid Cap Value – Initial Class(3)l
2003	$0.585256	$1.103071	16,688,369.602
2002	$0.978906	$0.585256	18,748,751.363
2001	$1.000000	$0.978906	3,580,567
Transamerica U.S. Government Securities – Initial Class(5)
2003	$1.062441	$1.080238	13,380,625.984
2002	$1.016603	$1.062441	15,577,968.614
2001	$1.000000	$1.016603	1,597,578
T. Rowe Price Dividend Growth – Initial Class(12)m
2002	$0.963704	$0.772679	2,815,008.332
2001	$1.000000	$0.963704	694,267
T. Rowe Price Equity Income – Initial Class(6)m
2003	$0.851550	$1.056260	18,049,233.652
2002	$0.988919	$0.851550	16,419,150.168
2001	$1.000000	$0.988919	2,560,451

Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Growth Stock – Initial Class(6)
2003	$0.712910	$0.920713	6,450,436.224
2002	$0.935195	$0.712910	6,936,915.525
2001	$1.000000	$0.935195	1,845,115
T. Rowe Price Small Cap – Initial Class(12)
2003	$0.685942	$0.951198	9,256,404.109
2002	$0.955974	$0.685942	8,366,242.633
2001	$1.000000	$0.955974	819,954
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.680836	$0.893060	2,548,642.866
2002	$0.830259	$0.680836	2,803,079.765
2001	$1.000000	$0.830259	361,293
Van Kampen Large Cap Core – Initial Class(1)n
2003	$0.796805	$0.952895	5,929,530.823
2002	$0.964813	$0.796805	6,862,818.260
2001	$1.000000	$0.964813	628,831
Van Kampen Emerging Growth – Initial Class(14)
2003	$0.533456	$0.675216	6,563,232.023
2002	$0.806903	$0.533456	7,038,252.813
2001	$1.000000	$0.806903	605,063
Van Kampen Money Market – Initial Class(1)k
2002	$1.011385	$1.011588	13,933,850.525
2001	$1.000000	$1.011385	4,074,448
PAM Transamerica U.S. Government Securities – Service Class(16)
2003	$1.000000	$1.010822	0.000
AIM V.I. Basic Value Fund – Series II(15)
2003	$0.759054	$0.999279	2,247,973.025
2002	$1.000000	$0.759054	2,012,385.757
AIM V.I. Capital Appreciation Fund – Series II(15)
2003	$0.794340	$1.013497	344,508.599
2002	$1.000000	$0.794340	144,395.038
AllianceBernstein Growth & Income Portfolio – Class B(14)
2003	$0.711608	$0.929033	13,240,955.841
2002	$0.926892	$0.711608	12,175,694.503
2001	$1.000000	$0.926892	2,043,757
AllianceBernstein Premier Growth Portfolio – Class B(14)
2003	$0.584791	$0.712537	4,403,611.532
2002	$0.856157	$0.584791	4,924,351.377
2001	$1.000000	$0.856157	1,312,866
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)
2003	$0.546769	$0.727757	2,860,937.027
2002	$0.770183	$0.546769	2,759,066.341
2001	$1.000000	$0.770183	525,705

Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Janus Aspen – Mid Cap Value Portfolio – Service Shares(13)o
2003	$0.685852	$0.956576	1,012,175.202
2002	$0.906817	$0.685852	1,016,549.931
2001	$1.000000	$0.906817	317,538
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)
2003	$0.614202	$0.750275	6,993,600.416
2002	$0.837086	$0.614202	7,852,955.796
2001	$1.000000	$0.837086	1,472,854
MFS New Discovery Series – Service Class(15)
2003	$0.748106	$0.985901	726,553.715
2002	$1.000000	$0.748106	320,316.512
MFS Total Return Series – Service Class(15)
2003	$0.918965	$1.052890	1,519,052.092
2002	$1.000000	$0.918965	1,530,545.764
Fidelity – VIP Contrafund® Portfolio – Service Class 2(12)
2003	$0.845652	$1.070719	7,605,730.079
2002	$0.947203	$0.845652	7,592,743.208
2001	$1.000000	$0.947203	1,117,221
Fidelity – VIP Equity-Income Portfolio – Service Class 2(12)
2003	$0.767303	$0.985400	5,977,782.419
2002	$0.937746	$0.767303	6,893,554.421
2001	$1.000000	$0.937746	950,745
Fidelity – VIP Growth Portfolio – Service Class 2(14)
2003	$0.598043	$0.782870	3,886,044.911
2002	$0.868717	$0.598043	4,515,281.040
2001	$1.000000	$0.868717	477,321
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(12)
2003	$0.703559	$0.899200	1,214,442.122
2002	$0.913372	$0.703559	1,226,462.867
2001	$1.000000	$0.913372	223,500
Fidelity – VIP Mid Cap Portfolio – Service Class 2(12)
2003	$0.914603	$1.248854	10,926,179.683
2002	$1.029218	$0.914603	11,051,230.545
2001	$1.000000	$1.029218	1,235,966
Fidelity – VIP Value Strategies Portfolio – Service Class 2(15)
2003	$0.749434	$1.164786	3,395,477.238
2002	$1.000000	$0.749434	717,256.891

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[b]	Formerly known as American Century Income & Growth.

[c]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[d]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies—Technology SM.

[e]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[f]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[g]	Formerly known as PBHG/NWQ Value Select.

[h]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[i]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[j]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[k]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[l]	Formerly known as Dreyfus Small Cap Value.

[m]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

[n]	Formerly known as Van Kampen Asset Allocation.

[o]	As of May 1, 2003 Janus Aspen – Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio.

APPENDIX B

MERRILL LYNCH CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Merrill Lynch Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Merrill Lynch Basic Value V.I. Fund(1)
2003	$1.000000	$1.293049	0.000
Merrill Lynch Global Allocation V.I. Fund(1)a
2003	$1.000000	$1.469634	0.000
Merrill Lynch High Current Income V.I. Fund(1)
2003	$1.000000	$1.121973	0.000
Asset Allocation – Conservative Portfolio – Service Class(8)
2003	$1.000000	$1.151154	0.000
Asset Allocation – Growth Portfolio – Service Class(8)
2003	$1.000000	$1.240772	0.000
Asset Allocation – Moderate Portfolio – Service Class(8)
2003	$1.000000	$1.172951	0.000
Asset Allocation – Moderate Growth Portfolio – Service Class(8)
2003	$1.000000	$1.199864	0.000
Alger Aggressive Growth – Service Class(5)b
2003	$1.000000	$1.194999	0.000
American Century Large Company Value – Service Class(7)c
2003	$1.000000	$1.225218	0.000
American Century International – Service Class(7)
2003	$1.000000	$1.249023	0.000
BlackRock Global Science & Technology Opportunities– Service Class(8)d
2003	$1.000000	$1.407675	0.000
BlackRock Mid Cap Growth – Service Class(8)b
2003	$1.000000	$1.220047	0.000
Capital Guardian Global – Service Class(2)
2003	$1.000000	$1.303565	0.000
Capital Guardian U.S. Equity – Service Class(4)e
2003	$1.000000	$1.242941	0.000
Capital Guardian Value – Service Class(1)
2003	$1.000000	$1.276291	0.000
Clarion Real Estate Securities – Service Class(8)
2003	$1.000000	$1.261219	0.000
Great Companies – AmericaSM – Service Class(7)
2003	$1.000000	$1.159012	0.000
Great Companies – TechnologySM – Service Class(7)d
2003	$1.000000	$1.299095	0.000

Merrill Lynch Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Janus Growth – Service Class(1)
2003	$1.000000	$1.198385	0.000
Jennison Growth – Service Class – Service Class(1)
2003	$1.000000	$1.197292	0.000
J.P. Morgan Enhanced Index – Service Class(1)
2003	$1.000000	$1.209751	0.000
Marsico Growth – Service Class(5)f
2003	$1.000000	$1.184729	0.000
Mercury Large Cap Value – Service Class(5)g
2003	$1.000000	$1.252476	0.000
MFS High Yield – Service Class(3)
2003	$1.000000	$1.079727	0.000
PBHG Mid Cap Growth – Service Class(5)h
2003	$1.000000	$1.214665	0.000
PIMCO Total Return – Service Class(8)
2003	$1.000000	$1.005095	0.000
Salomon All Cap – Service Class(5)
2003	$1.000000	$1.269268	0.000
Templeton Great Companies Global – Service Class(6)i
2003	$1.000000	$1.200018	0.000
Transamerica Balanced – Service Class(8)j
2003	$1.000000	$1.092598	0.000
Transamerica Convertible Securities – Service Class(8)
2003	$1.000000	$1.148118	0.000
Transamerica Equity – Service Class(5)b
2003	$1.000000	$1.204564	0.000
Transamerica Growth Opportunities – Service Class(7)h
2003	$1.000000	$1.245074	0.000
Transamerica Money Market – Service Class(1)k
2003	$1.000000	$0.988117	0.000
Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.990855	0.000
T. Rowe Price Equity Income – Service Class(1)
2002	$1.000000	$1.210437	0.000
T. Rowe Price Growth Stock – Service Class(1)
2003	$1.000000	$1.205923	0.000
T. Rowe Price Small Cap – Service Class(5)
2003	$1.000000	$1.325528	0.000
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.306577	0.000
Van Kampen Large Cap Core – Service Class(1)l
2003	$1.000000	$1.144742	0.000
Van Kampen Emerging Growth – Service Class(7)
2003	$1.000000	$1.183500	0.000

Merrill Lynch Total Separate Account Annual Expenses: 2.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AIM V.I. Basic Value Fund – Series II(8)
2003	$1.000000	$1.283810	0.000
AIM V.I. Capital Appreciation Fund – Series II(8)
2003	$1.000000	$1.218793	0.000
AllianceBernstein Growth & Income Portfolio – Class B(7)
2003	$1.000000	$1.223289	0.000
AllianceBernstein Premier Growth Portfolio – Class B(7)
2003	$1.000000	$1.143646	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)
2003	$1.000000	$1.249731	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)
2003	$1.000000	$1.233478	0.000
MFS New Discovery Series – Service Class(8)
2003	$1.000000	$1.266619	0.000
MFS Total Return Series – Service Class(8)
2003	$1.000000	$1.118395	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(5)
2003	$1.000000	$1.232790	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(5)
2003	$1.000000	$1.251476	0.000
Fidelity – VIP Growth Portfolio – Service Class 2(7)
2003	$1.000000	$1.238538	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(5)
2003	$1.000000	$1.385512	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2(8)
2003	$1.000000	$1.470410	0.000

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

[a]	Merrill Lynch Developing Capital Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

[b]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[c]	Formerly known as American Century Income & Growth.

[d]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies - Technology SM.

[e]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[f]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[g]	Formerly known as PBHG/NWQ Value Select.

[h]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[i]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[j]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[k]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[l]	Formerly known as Van Kampen Asset Allocation.

Merrill Lynch Total Separate Account Annual Expenses: 2.05%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Merrill Lynch Basic Value V.I. Fund(1)
2003	$0.801538	$1.046487	1,985,697.034
2002	$1.000000	$0.801538	1,682,581.169
Merrill Lynch Global Allocation V.I. Fund(1)a
2003	$.800349	$1.193362	86,529.190
2002	$1.000000	$.800349	43,370.000
Merrill Lynch High Current Income V.I. Fund(1)
2003	$0.947186	$1.189117	332,583.063
2002	$1.000000	$0.947186	246,135.118
Asset Allocation – Conservative Portfolio – Initial Class(8)
2003	$0.893163	$1.075781	2,401,509.650
2002	$1.000000	$0.893163	1,412,368.909
Asset Allocation – Growth Portfolio – Initial Class(8)
2003	$0.801958	$1.027907	786,686.483
2002	$1.000000	$0.801958	559,978.639
Asset Allocation – Moderate Portfolio– Initial Class (8)
2003	$0.864789	$1.058168	7,621,313.190
2002	$1.000000	$0.864789	2,997,128.046
Asset Allocation – Moderate Growth Portfolio – Initial Class (8)
2003	$0.836320	$1.042179	6,288,141.985
2002	$1.000000	$0.836320	4,282,552.275
Alger Aggressive Growth – Initial Class (5)b
2003	$0.715503	$0.946422	40,681.576
2002	$1.000000	$0.715503	30,096.823
American Century Large Company Value – Initial Class (7)c
2003	$0.819488	$1.034227	239,954.170
2002	$1.000000	$0.819488	127,524.733
American Century International – Initial Class (7)d
2003	$0.787811	$0.967247	235,060.923
2002	$1.000000	$0.787811	150,049.684
BlackRock Global Science & Technology Opportunities – Initial Class (8)e
2003	$0.713056	$1.062326	133,651.061
2002	$1.000000	$0.713056	100.000
BlackRock Mid Cap Growth – Initial Class (8)b
2003	$0.754855	$0.956737	209,746.863
2002	$1.000000	$0.754855	69,383.155
Capital Guardian Global – Initial Class (2)
2003	$0.804614	$1.084970	661,341.906
2002	$1.000000	$0.804614	387,173.832
Capital Guardian U.S. Equity – Initial Class (4)f
2003	$0.788153	$1.054237	703,444.322
2002	$1.000000	$0.788153	321,050.055

Merrill Lynch Total Separate Account Annual Expenses: 2.05%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian Value – Initial Class (1)
2003	$0.776052	$1.023455	1,665,661.921
2002	$1.000000	$0.776052	787,275.371
Clarion Real Estate Securities – Initial Class (8)
2003	$0.926167	$1.231933	211,245.566
2002	$1.000000	$0.926167	112,931.115
Gabelli Global Growth – Initial Class (6)d
2002	$1.000000	$0.849612	29,932.761
Great Companies – AmericaSM – Initial Class (7)
2003	$0.840650	$1.027000	54,012.175
2002	$1.000000	$0.840650	16,685.383
Great Companies – TechnologySM – Initial Class (7)e
2003	$0.710805	$1.051469	19,391.057
2002	$1.000000	$0.710805	2,267.029
Janus Growth – Initial Class (1)
2003	$0.791916	$1.025033	207,949.179
2002	$1.000000	$0.791916	176,428.636
Jennison Growth – Initial Class(1)
2003	$0.749731	$0.946076	62,863.704
2002	$1.000000	$0.749731	75,281.930
J.P. Morgan Enhanced Index – Initial Class (1)
2003	$0.798818	$1.009349	306,199.300
2002	$1.000000	$0.798818	133,933.143
Marsico Growth – Initial Class(1)g
2003	$1.000000	$1.188063	0.000
Mercury Large Cap Value – Initial Class (5)h
2003	$0.805713	$1.024670	80,716.791
2002	$1.000000	$0.805713	21,772.215
MFS High Yield – Initial Class (3)
2003	$0.984831	$1.136257	571,315.611
2002	$1.000000	$0.984831	393,162.733
PBHG Mid Cap Growth – Initial Class (5)i
2003	$0.742552	$0.931938	145,990.535
2002	$1.000000	$0.742552	98,660.851
PIMCO Total Return – Initial Class (8)
2003	$1.047694	$1.076993	2,861,862.763
2002	$1.000000	$1.047694	2,187,727.970
Salomon All Cap – Initial Class (5)
2003	$0.764956	$1.013103	731,313.256
2002	$1.000000	$0.764956	488,017.402
Templeton Great Companies Global – Initial Class (6)j
2003	$0.821759	$1.020505	6,017.704
2002	$1.000000	$0.821759	100.000

Merrill Lynch Total Separate Account Annual Expenses: 2.05%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Balanced – Initial Class (8)i
2003	$0.936208	$1.044894	351,221.477
2002	$1.000000	$0.936208	212,969.082
Transamerica Convertible Securities – Initial Class (8)
2003	$0.919433	$1.114161	325,844.209
2002	$1.000000	$0.919433	173,458.336
Transamerica Equity – Initial Class (5)b
2003	$0.838775	$1.078576	68,817.819
2002	$1.000000	$0.838775	86,735.381
Transamerica Growth Opportunities – Initial Class (7)i
2003	$0.788866	$1.014316	307,471.203
2002	$1.000000	$0.788866	325,070.437
Transamerica Money Market – Initial Class (1)l
2003	$1.000000	$0.981716	226,671.069
Transamerica Small/Mid Cap Value – Initial Class(1)m
2003	$0.621703	$1.162599	68,369.021
2002	$1.000000	$0.621703	105,233.831
Transamerica U.S. Government Securities – Initial Class (1)
2003	$1.037786	$1.046905	724,431.360
2002	$1.000000	$1.037786	563,263.016
T. Rowe Price Equity Income– Initial Class (1)
2003	$0.836971	$1.030039	746,963.967
2002	$1.000000	$0.836971	564,295.048
T. Rowe Price Growth Stock – Initial Class (1)
2003	$0.813420	$1.042280	1,797,629.282
2002	$1.000000	$0.813420	1,390,593.217
T. Rowe Price Small Cap – Initial Class (5)
2003	$0.740331	$1.018589	947,368.693
2002	$1.000000	$0.740331	623,519.459
Van Kampen Active International Allocation – Initial Class (1)
2003	$0.819975	$1.067146	498,845.005
2002	$1.000000	$0.819975	296,789.983
Van Kampen Large Cap Core – Initial Class (1)n
2003	$0.869699	$1.031926	85,076.960
2002	$1.000000	$0.869699	17,503.289
Van Kampen Emerging Growth – Initial Class (7)
2003	$0.720387	$0.904677	235,043.488
2002	$1.000000	$0.720387	214,090.643
Van Kampen Money Market – Initial Class (1)l
2002	$1.000000	$0.994483	239,313.595
AIM V.I. Basic Value Fund – Series II(8)
2003	$0.755058	$0.986226	505,435.661
2002	$1.000000	$0.755058	347,965.592
AIM V.I. Capital Appreciation Fund – Series II(8)
2003	$0.790158	$1.000255	66,283.321
2002	$1.000000	$0.790158	27,044.852

Merrill Lynch Total Separate Account Annual Expenses: 2.05%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AllianceBernstein Growth & Income Portfolio – Class B(7)
2003	$0.784658	$1.016380	959,684.126
2002	$1.000000	$0.784658	687,817.795
AllianceBernstein Premier Growth Portfolio – Class B(7)
2003	$0.779541	$0.942399	253,561.679
2002	$1.000000	$0.779541	110,129.810
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)
2003	$0.793465	$1.047848	90,964.895
2002	$1.000000	$0.793465	105,806.424
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)
2003	$0.777262	$0.942022	339,489.824
2002	$1.000000	$0.777262	392,470.065
MFS New Discovery Series – Service Class(8)
2003	$0.744169	$0.973029	403,962.611
2002	$1.000000	$0.744169	225,728.300
MFS Total Return Series – Service Class(8)
2003	$0.914134	$1.039145	372,548.052
2002	$1.000000	$0.914134	305,394.312
Fidelity – VIP Contrafund® Portfolio – Service Class 2(5)
2003	$0.859599	$1.079848	955,163.453
2002	$1.000000	$0.859599	568,296.919
Fidelity – VIP Equity-Income Portfolio – Service Class 2(5)
2003	$0.815292	$1.038836	867,225.390
2002	$1.000000	$0.815292	755,517.721
Fidelity – VIP Growth Portfolio – Service Class 2(7)
2003	$0.741225	$0.962720	539,181.575
2002	$1.000000	$0.741225	373,313.290
Fidelity – VIP Mid Cap Portfolio – Service Class 2(5)
2003	$0.853928	$1.156879	679,590.205
2002	$1.000000	$0.853928	549,824.123
Fidelity – VIP Value Strategies Portfolio – Service Class 2(8)
2003	$0.745495	$1.149605	681,463.967
2002	$1.000000	$0.745495	487,592.872

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

[a]	Merrill Lynch Developing Capital Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

[b]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[c]	Formerly known as American Century Income & Growth.

[d]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[e]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies—Technology SM.

[f]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[g]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[h]	Formerly known as PBHG/NWQ Value Select.

[i]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[j]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[k]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[l]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[m]	Formerly known as Dreyfus Small Cap Value.

[n]	Formerly known as Van Kampen Asset Allocation.

Merrill Lynch Total Separate Account Annual Expenses: 2.00%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Merrill Lynch Basic Value V.I. Fund(1)
2003	$1.000000	$1.295590	2,036.329
Merrill Lynch Global Allocation V.I. Fund(1)a
2003	$1.000000	$1.472516	1,889.321
Merrill Lynch High Current Income V.I. Fund(1)
2003	$1.000000	$1.124189	2,167.601
Asset Allocation – Conservative Portfolio – Service Class(8)
2003	$1.000000	$1.153408	0.000
Asset Allocation – Growth Portfolio – Service Class(8)
2003	$1.000000	$1.243201	0.000
Asset Allocation – Moderate Portfolio – Service Class(8)
2003	$1.000000	$1.175252	0.000
Asset Allocation – Moderate Growth Portfolio – Service Class(8)
2003	$1.000000	$1.202229	0.000
Alger Aggressive Growth – Service Class(5)b
2003	$1.000000	$1.197336	0.000
American Century Large Company Value – Service Class(7)c
2003	$1.000000	$1.227616	0.000
American Century International – Service Class(7)
2003	$1.000000	$1.251472	0.000
BlackRock Global Science & Technology Opportunities– Service Class(8)d
2003	$1.000000	$1.410433	0.000
BlackRock Mid Cap Growth – Service Class(8)b
2003	$1.000000	$1.222453	0.000
Capital Guardian Global – Service Class(2)
2003	$1.000000	$1.306127	2,022.750
Capital Guardian U.S. Equity – Service Class(4)e
2003	$1.000000	$1.245365	2,027.525
Capital Guardian Value – Service Class(1)
2003	$1.000000	$1.278793	0.000
Clarion Real Estate Securities – Service Class(8)
2003	$1.000000	$1.263687	0.000
Great Companies – AmericaSM – Service Class(7)
2003	$1.000000	$1.161281	0.000
Great Companies – TechnologySM – Service Class(7)d
2003	$1.000000	$1.301642	0.000
Janus Growth – Service Class(1)
2003	$1.000000	$1.200724	0.000
Jennison Growth – Service Class – Service Class(1)
2003	$1.000000	$1.199629	0.000
J.P. Morgan Enhanced Index – Service Class(1)
2003	$1.000000	$1.212127	0.000
Marsico Growth – Service Class(5)f
2003	$1.000000	$1.187046	0.000

Merrill Lynch Total Separate Account Annual Expenses: 2.00%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Mercury Large Cap Value – Service Class(5)g
2003	$1.000000	$1.254934	0.000
MFS High Yield – Service Class(3)
2003	$1.000000	$1.081853	2,214.821
PBHG Mid Cap Growth – Service Class(5)h
2003	$1.000000	$1.217059	0.000
PIMCO Total Return – Service Class(8)
2003	$1.000000	$1.007067	0.000
Salomon All Cap – Service Class(5)
2003	$1.000000	$1.271758	0.000
Templeton Great Companies Global – Service Class(6)i
2003	$1.000000	$1.202376	0.000
Transamerica Balanced – Service Class(8)j
2003	$1.000000	$1.094745	0.000
Transamerica Convertible Securities – Service Class(8)
2003	$1.000000	$1.150373	0.000
Transamerica Equity – Service Class(5)b
2003	$1.000000	$1.206930	0.000
Transamerica Growth Opportunities – Service Class(7)h
2003	$1.000000	$1.247516	0.000
Transamerica Money Market – Service Class(1)k
2003	$1.000000	$0.990061	0.000
Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.992807	0.000
T. Rowe Price Equity Income – Service Class(1)
2002	$1.000000	$1.212812	2,083.513
T. Rowe Price Growth Stock – Service Class(1)
2003	$1.000000	$1.208289	0.000
T. Rowe Price Small Cap – Service Class(5)
2003	$1.000000	$1.328123	0.000
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.309149	0.000
Van Kampen Large Cap Core – Service Class(1)l
2003	$1.000000	$1.146984	0.000
Van Kampen Emerging Growth – Service Class(7)
2003	$1.000000	$1.185820	0.000
PAM Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.992807	0.000
AIM V.I. Basic Value Fund – Series II(8)
2003	$1.000000	$1.286328	0.000
AIM V.I. Capital Appreciation Fund – Series II(8)
2003	$1.000000	$1.221185	0.000
AllianceBernstein Growth & Income Portfolio – Class B (7)
2003	$1.000000	$1.225691	0.000

Merrill Lynch Total Separate Account Annual Expenses: 2.00%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AllianceBernstein Premier Growth Portfolio – Class B(7)
2003	$1.000000	$1.145885	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)
2003	$1.000000	$1.252179	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)
2003	$1.000000	$1.235897	0.000
MFS New Discovery Series – Service Class(8)
2003	$1.000000	$1.269099	0.000
MFS Total Return Series – Service Class (8)
2003	$1.000000	$1.120598	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(5)
2003	$1.000000	$1.235210	2,066.426
Fidelity – VIP Equity-Income Portfolio – Service Class 2(5)
2003	$1.000000	$1.253935	0.000
Fidelity – VIP Growth Portfolio – Service Class 2(7)
2003	$1.000000	$1.240965	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(5)
2003	$1.000000	$1.388232	1,996.667
Fidelity – VIP Value Strategies Portfolio – Service Class 2(8)
2003	$1.000000	$1.473285	1,829.389

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

[a]	Merrill Lynch Developing Capital Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

[b]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[c]	Formerly known as American Century Income & Growth.

[d]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies—Technology SM.

[e]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[f]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[g]	Formerly known as PBHG/NWQ Value Select.

[h]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[i]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[j]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[k]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[l]	Formerly known as Van Kampen Asset Allocation.

Merrill Lynch Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Merrill Lynch Basic Value V.I. Fund (1)
2003	$0.802861	$1.050792	171,659.664
2002	$1.000000	$0.802861	142,913.374
Merrill Lynch Global Allocation V.I. Fund(1)a
2003	$0.801664	$1.198247	18,373.607
2002	$1.000000	$0.801664	100.000
Merrill Lynch High Current Income V.I. Fund(1)
2003	$0.948745	$1.194000	37,996.323
2002	$1.000000	$0.948745	13,615.855
Asset Allocation – Conservative Portfolio – Service Class(8)
2003	$1.000000	$1.154926	0.000
Asset Allocation – Growth Portfolio – Service Class(8)
2003	$1.000000	$1.244833	0.000
Asset Allocation – Moderate Portfolio – Service Class(8)
2003	$1.000000	$1.176789	0.000
Asset Allocation – Moderate Growth Portfolio – Service Class(8)
2003	$1.000000	$1.203797	0.000
Alger Aggressive Growth – Service Class(5)b
2003	$1.000000	$1.198911	0.000
American Century Large Company Value – Service Class(7)c
2003	$1.000000	$1.229225	0.000
American Century International – Service Class(7)d
2003	$1.000000	$1.253116	0.000
BlackRock Global Science & Technology Opportunities– Service Class(8)e
2003	$1.000000	$1.412284	0.000
BlackRock Mid Cap Growth – Service Class(8)b
2003	$1.000000	$1.224049	0.000
Capital Guardian Global – Service Class(2)
2003	$1.000000	$1.307837	0.000
Capital Guardian U.S. Equity – Service Class(4)f
2003	$1.000000	$1.247007	0.000
Capital Guardian Value – Service Class(1)
2003	$1.000000	$1.280478	0.000
Clarion Real Estate Securities – Service Class(8)
2003	$1.000000	$1.265349	0.000
Great Companies – AmericaSM – Service Class(7)
2003	$1.000000	$1.162810	0.000
Great Companies – TechnologySM – Service Class(7)e
2003	$1.000000	$1.303343	0.000
Janus Growth – Service Class(1)
2003	$1.000000	$1.202306	0.000
Jennison Growth – Service Class(1)
2003	$1.000000	$1.201203	0.000

Merrill Lynch Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
J.P. Morgan Enhanced Index – Service Class(1)
2003	$1.000000	$1.213714	0.000
Marsico Growth – Service Class(5)g
2003	$1.000000	$1.188601	0.000
Mercury Large Cap Value – Service Class(5)h
2003	$1.000000	$1.256578	0.000
MFS High Yield – Service Class(3)
2003	$1.000000	$1.083263	0.000
PBHG Mid Cap Growth – Service Class(5)i
2003	$1.000000	$1.218645	0.000
PIMCO Total Return – Service Class(8)
2003	$1.000000	$1.008398	0.000
Salomon All Cap – Service Class(5)
2003	$1.000000	$1.273418	0.000
Templeton Great Companies Global – Service Class(6)j
2003	$1.000000	$1.203949	0.000
Transamerica Balanced – Service Class(8)k
2003	$1.000000	$1.096176	0.000
Transamerica Convertible Securities – Service Class(8)
2003	$1.000000	$1.151882	0.000
Transamerica Equity – Service Class(5)b
2003	$1.000000	$1.208512	0.000
Transamerica Growth Opportunities – Service Class(7)i
2003	$1.000000	$1.249155	0.000
Transamerica Money Market – Service Class(1)l
2003	$1.000000	$0.991361	0.000
Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.994114	0.000
T. Rowe Price Equity Income – Service Class(1)
2002	$1.000000	$1.214405	0.000
T. Rowe Price Growth Stock – Service Class(1)
2003	$1.000000	$1.209875	0.000
T. Rowe Price Small Cap – Service Class(5)
2003	$1.000000	$1.329865	0.000
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.310854	0.000
Van Kampen Large Cap Core – Service Class(1)i
2003	$1.000000	$1.148504	0.000
Van Kampen Emerging Growth – Service Class(7)
2003	$1.000000	$1.187376	0.000
Pam Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.994114	0.000
AIM V.I. Basic Value Fund – Series II(8)
2003	$0.756303	$0.990290	56,539.098
2002	$1.000000	$0.756303	56,248.742

Merrill Lynch Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AIM V.I. Capital Appreciation Fund – Series II(8)
2003	$0.791459	$1.004374	0.000
2002	$1.000000	$0.791459	100.000
AllianceBernstein Growth & Income Portfolio – Class B(7)
2003	$0.785944	$1.020536	181,692.664
2002	$1.000000	$0.785944	194,607.233
AllianceBernstein Premier Growth Portfolio – Class B(7)
2003	$0.780824	$0.946253	15,735.769
2002	$1.000000	$0.780824	15,214.538
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)
2003	$0.794771	$1.052147	33,219.886
2002	$1.000000	$0.794771	18,901.251
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)
2003	$0.778551	$0.945896	62,866.501
2002	$1.000000	$0.778551	59,677.782
MFS New Discovery Series – Service Class(8)
2003	$0.745393	$0.977008	44,421.507
2002	$1.000000	$0.745393	71,839.384
MFS Total Return Series – Service Class(8)
2003	$0.915635	$1.043403	0.000
2002	$1.000000	$0.915635	100.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(5)
2003	$0.861015	$1.084281	198,446.854
2002	$1.000000	$0.861015	199,373.793
Fidelity – VIP Equity-Income Portfolio – Service Class 2(5)
2003	$0.816627	$1.043088	13,660.363
2002	$1.000000	$0.816627	3,973.854
Fidelity – VIP Growth Portfolio – Service Class 2(7)
2003	$0.742445	$0.966666	88,551.691
2002	$1.000000	$0.742445	89,946.357
Fidelity – VIP Mid Cap Portfolio – Service Class 2(5)
2003	$0.855329	$1.161607	59,884.631
2002	$1.000000	$0.855329	54,431.908
Fidelity – VIP Value Strategies Portfolio – Service Class 2(8)
2003	$0.746720	$1.154319	95,186.562
2002	$1.000000	$0.746720	76,856.225
Asset Allocation – Conservative Portfolio – Initial Class(8)
2003	$0.894630	$1.080197	1,530,979.665
2002	$1.000000	$0.894630	508,044.829
Asset Allocation – Growth Portfolio – Initial Class(8)
2003	$0.803272	$1.032106	0.000
2002	$1.000000	$0.803272	100.000
Asset Allocation – Moderate Portfolio – Initial Class (8)
2003	$0.866203	$1.062487	3,072,426.130
2002	$1.000000	$0.866203	1,263,394.755

Merrill Lynch Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Moderate Growth Portfolio – Initial Class (8)
2003	$0.837699	$1.046470	1,427,453.756
2002	$1.000000	$0.837699	841,961.184
Alger Aggressive Growth – Initial Class (5)b
2003	$0.716679	$0.950306	55,157.938
2002	$1.000000	$0.716679	32,108.733
American Century Large Company Value – Initial Class (7)c
2003	$0.820840	$1.038473	11,860.146
2002	$1.000000	$0.820840	8,058.796
American Century International – Initial Class (7)d
2003	$0.789104	$0.971224	59,334.823
2002	$1.000000	$0.789104	2,995.759
BlackRock Global Science & Technology Opportunities– Initial Class (8)e
2003	$0.714234	$1.066689	2,003.282
2002	$1.000000	$0.714234	100.000
BlackRock Mid Cap Growth – Initial Class (8)b
2003	$0.756091	$0.960667	0.000
2002	$1.000000	$0.756091	100.000
Capital Guardian Global – Initial Class (2)
2003	$0.805929	$1.089409	80,919.483
2002	$1.000000	$0.805929	47,504.114
Capital Guardian U.S. Equity – Initial Class (4)f
2003	$0.789456	$1.058564	77,155.962
2002	$1.000000	$0.789456	23,197.477
Capital Guardian Value – Initial Class(1)
2003	$0.777326	$1.027645	446,282.349
2002	$1.000000	$0.777326	349,949.978
Clarion Real Estate Securities – Initial Class(8)
2003	$0.927684	$1.236967	41,529.571
2002	$1.000000	$0.927684	39,351.376
Gabelli Global Growth – Initial Class(6)d
2002	$1.000000	$0.851017	51,507.280
Great Companies – AmericaSM – Initial Class(7)
2003	$0.842029	$1.031223	0.000
2002	$1.000000	$0.842029	100.000
Great Companies – TechnologySM – Initial Class(7)e
2003	$0.711979	$1.055788	3,255.178
2002	$1.000000	$0.711979	3,428.531
Janus Growth – Initial Class(1)
2003	$0.793221	$1.029231	62,730.495
2002	$1.000000	$0.793221	63,075.703
Jennison Growth – Service Class(1)
2003	$0.750968	$0.949970	107,149.803
2002	$1.000000	$0.750968	51,386.028

Merrill Lynch Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
J.P. Morgan Enhanced Index – Initial Class(1)
2003	$0.800129	$1.013488	13,818.044
2002	$1.000000	$0.800129	4,067.380
Mercury Large Cap Value – Initial Class(5)f
2003	$0.807044	$1.028886	37,909.787
2002	$1.000000	$0.807044	30,365.487
MFS High Yield – Initial Class(3)
2003	$0.986461	$1.140942	101,696.270
2002	$1.000000	$0.986461	46,697.718
PBHG Mid Cap Growth – Initial Class(5)i
2003	$0.743777	$0.935778	140,441.150
2002	$1.000000	$0.743777	220,266.527
PIMCO Total Return – Initial Class(8)
2003	$1.049414	$1.081412	622,522.000
2002	$1.000000	$1.049414	159,936.287
Salomon All Cap – Initial Class(5)
2003	$0.766218	$1.017261	41,805.997
2002	$1.000000	$0.766218	42,080.744
Templeton Great Companies Global – Initial Class(6)j
2003	$0.823112	$1.024683	3,106.138
2002	$1.000000	$0.823112	3,281.658
Transamerica Balanced – Initial Class(8)k
2003	$0.937747	$1.049179	0.000
2002	$1.000000	$0.937747	100.000
Transamerica Convertible Securities – Initial Class (8)
2003	$0.920948	$1.118730	0.000
2002	$1.000000	$0.920948	100.000
Transamerica Equity – Initial Class(5)b
2003	$0.840150	$1.082997	2,508.744
2002	$1.000000	$0.840150	2,713.075
Transamerica Growth Opportunities – Initial Class(7)i
2003	$0.790161	$1.018477	40,072.533
2002	$1.000000	$0.790161	31,425.173
Transamerica Money Market – Initial Class(1)l
2003	$1.000000	$0.985767	167,580.604
Transamerica Small/Mid Cap Value– Initial Class(1)m
2003	$0.622732	$1.167376	3,927.924
2002	$1.000000	$0.622732	4,114.193
Transamerica U.S. Government Securities – Initial Class(1)
2003	$1.039480	$1.051191	233,941.524
2002	$1.000000	$1.039480	60,796.798
T. Rowe Price Equity Income– Initial Class(1)
2003	$0.838349	$1.034280	32,909.395
2002	$1.000000	$0.838349	25,977.359

Merrill Lynch Total Separate Account Annual Expenses: 1.80%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Growth Stock – Initial Class(1)
2003	$0.814764	$1.046575	130,959.700
2002	$1.000000	$0.814764	124,134.555
T. Rowe Price Small Cap – Initial Class(5)
2003	$0.741544	$1.022756	57,731.549
2002	$1.000000	$0.741544	32,430.247
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.821327	$1.071525	29,930.677
2002	$1.000000	$0.821327	14,455.561
Van Kampen Large Cap Core – Initial Class(1)n
2003	$0.871131	$1.036162	14,450.221
2002	$1.000000	$0.871131	100.000
Van Kampen Emerging Growth – Initial Class(7)
2003	$0.721570	$0.908394	80,961.183
2002	$1.000000	$0.721570	83,923.684
Van Kampen Money Market – Initial Class(1)l
2002	$1.000000	$0.996112	153,411.855

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

[a]	Merrill Lynch Developing Capital Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

[b]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[c]	Formerly known as American Century Income & Growth.

[d]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[e]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies - Technology SM.

[f]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[g]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[h]	Formerly known as PBHG/NWQ Value Select.

[i]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[j]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[k]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[l]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[m]	Formerly known as Dreyfus Small Cap Value.

[n]	Formerly known as Van Kampen Asset Allocation.

Merrill Lynch Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Merrill Lynch Basic Value V.I. Fund(1)
2003	$1.238870	$1.625432	26,597,021.282
2002	$1.529922	$1.238870	24,693,218.727
2001	$1.490353	$1.529922	21,731,118
2000	$1.343442	$1.490353	16,662,325
1999	$1.128892	$1.343442	10,438,672
1998	$1.045149	$1.128892	1,297,001
1997	$1.000000	$1.045149	1,158,912
Merrill Lynch High Current Income V.I. Fund(1)
2003	$0.938684	$1.184254	7,054,349.274
2002	$0.967404	$0.938684	7,447,044.594
2001	$0.944562	$0.967404	7,172,876
2000	$1.032293	$0.944562	6,658,698
1999	$0.991602	$1.032293	6,868,041
1998	$1.036753	$0.991602	1,798,461
1997	$1.000000	$1.036753	1,515,275
Merrill Lynch Global Allocation V.I. Fund(1)a
2003	$0.545416	$0.817240	2,898,028.713
2002	$0.617096	$0.545416	2,748,523.391
2001	$0.617641	$0.617096	3,033,872
2000	$0.879578	$0.617641	3,224,333
1999	$0.540808	$0.879578	1,905,289
1998	$0.776036	$0.540808	265,187
1997	$1.000000	$0.776036	731,215
Asset Allocation – Conservative Portfolio – Initial Class(8)
2003	$0.896108	$1.084641	10,695,411.266
2002	$1.000000	$0.896108	6,071,546.046
Asset Allocation – Growth Portfolio – Initial Class(8)
2003	$0.804600	$1.036347	14,512,985.277
2002	$1.000000	$0.804600	5,752,867.365
Asset Allocation – Moderate Portfolio –Initial Class(8)
2003	$0.867636	$1.066862	40,301,986.726
2002	$1.000000	$0.867636	21,499,993.690
Asset Allocation – Moderate Growth Portfolio – Initial Class(8)
2003	$0.839081	$1.050773	38,181,055.594
2002	$1.000000	$0.839081	15,466,859.953
Alger Aggressive Growth – Initial Class(5)b
2003	$0.370627	$0.492646	9,500,769.421
2002	$0.573708	$0.370627	8,507,691.027
2001	$0.697419	$0.573708	6,849,909
2000	$1.000000	$0.697419	3,674,710
American Century Large Company Value – Initial Class(7)c
2003	$0.744847	$0.944663	2,712,573.146
2002	$0.938285	$0.744847	1,482,431.733
2001	$1.000000	$0.938285	208,994

Merrill Lynch Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
American Century International – Initial Class(7)d
2003	$0.639197	$0.788649	5,135,915.887
2002	$0.832379	$0.639197	2,029,067.432
2001	$1.000000	$0.832379	247,487
BlackRock Global Science & Technology Opportunities – Initial Class(8)e
2003	$0.715409	$1.071069	398,758.450
2002	$1.000000	$0.715409	120,412.425
BlackRock Mid Cap Growth – Initial Class(8)b
2003	$0.757342	$0.964613	975,561.244
2002	$1.000000	$0.757342	586,044.195
Capital Guardian Global – Initial Class(2)
2003	$0.891692	$1.208296	9,159,422.215
2002	$1.125133	$0.891692	7,287,565.611
2001	$1.274775	$1.125133	5,780,013
2000	$1.530432	$1.274775	7,037,105
1999	$1.052609	$1.530432	3,024,269
1998	$1.000000	$1.052609	282,425
Capital Guardian U.S. Equity – Initial Class(4)f
2003	$0.631386	$0.848695	15,835,291.933
2002	$0.841423	$0.631386	13,153,319.397
2001	$0.884476	$0.841423	9,543,491
2000	$0.962537	$0.884476	8,162,728
1999	$1.121334	$0.962537	1,693,186
1998	$1.000000	$1.121334	662,269
Capital Guardian Value – Initial Class(1)
2003	$1.796955	$2.381469	8,573,143.731
2002	$2.301129	$1.796955	7,770,625.647
2001	$2.191524	$2,301129	6,117,280
2000	$2.107887	$2.191524	4,297,703
1999	$2.212928	$2.107887	4,454,289
1998	$2.084599	$2.212928	504,438
1997	$1.951455	$2.084599	695,792
Clarion Real Estate Securities – Initial Class(8)
2003	$0.929213	$1.242059	2,476,229.792
2002	$1.000000	$0.929213	1,347,082.981
Gabelli Global Growth – Initial Class(6)d
2002	$0.830048	$0.684125	2,656,338.290
2001	$0.937848	$0.830048	1,835,932
2000	$1.000000	$0.937848	594,250
Great Companies – AmericaSM – Initial Class(7)
2003	$0.767017	$0.941652	1,730,509.481
2002	$0.982103	$0.767017	1,109,732.781
2001	$1.000000	$0.982103	43,719

Merrill Lynch Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Great Companies – TechnologySM – Initial Class(7)e
2003	$0.471165	$0.700395	1,569,685.989
2002	$0.773226	$0.471165	560,109.738
2001	$1.000000	$0.773226	119,793
Janus Global – Initial Class(7)g
2003	$0.430212	$0.522156	2,664,887.558
2002	$0.590582	$0.430212	3,607,099.499
2001	$0.777402	$0.590582	4,858,754
2000	$1.000000	$0.777402	5,232,909
Janus Growth – Initial Class(1)
2003	$16.619804	$21.617837	1,500,101.177
2002	$24.337456	$16.619804	1,733,685.918
2001	$34.675805	$24.337456	2,077,975
2000	$49.870147	$34.675805	2,262,590
1999	$31.898334	$49.870147	1,363,437
1998	$19.650673	$31.898334	90,918
1997	$19.367467	$19.650673	134,839
Jennison Growth – Initial Class(1)
2003	$0.588518	$0.746296	4,335,633.049
2002	$0.862941	$0.588518	4,580,619.831
2001	$1.075994	$0.862941	4,714,116
2000	$1.235669	$1.075944	4,751,270
1999	$1.200101	$1.235669	4,272,750
1998	$1.156145	$1.200101	602,380
1997	$1.103566	$1.156145	823,036
J.P. Morgan Enhanced Index – Initial Class(1)
2003	$1.034093	$1.313067	20,419,758.264
2002	$1.392606	$1.034093	20,700,578.595
2001	$1.606831	$1.392606	21,332,083
2000	$1.831774	$1.606831	20,897,589
1999	$1.577775	$1.831774	15,093,778
1998	$1.216754	$1.577775	972,108.717
1997	$1.140312	$1.216754	842,854.350
Marsico Growth – Initial Class(5)h
2003	$0.564189	$0.701926	4,394,553.163
2002	$0.774069	$0.564189	2,631,351.198
2001	$0.915132	$0.774069	3,296,247
2000	$1.000000	$0.915132	765,188
Mercury Large Cap Value – Initial Class(5)i
2003	$0.882787	$1.128224	4,452,337.003
2002	$1.044981	$0.882787	3,739,322.471
2001	$1.080814	$1.044981	1,908,615
2000	$1.000000	$1.080814	287,585

Merrill Lynch Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
MFS High Yield – Initial Class(3)
2003	$0.959844	$1.112877	9,898,593.016
2002	$0.954934	$0.959844	6,993,926.637
2001	$0.934479	$0.954934	5,519,310
2000	$1.000739	$0.934479	3,696,972
1999	$0.961203	$1.000739	2,298,662
1998	$1.000000	$0.961203	121,412
PBHG Mid Cap Growth – Initial Class(5)j
2003	$0.351418	$0.443212	9,963,293.095
2002	$0.498392	$0.351418	9,340,024.607
2001	$0.789965	$0.498392	8,365,657
2000	$1.000000	$0.789965	4,370,208
PIMCO Total Return – Initial Class(8)
2003	$1.051137	$1.085852	16,988,749.824
2002	$1.000000	$1.051137	10,488,619.479
Salomon All Cap – Initial Class(5)
2003	$0.768775	$1.023166	12,888,002.386
2002	$1.036993	$0.768775	11,401,615.203
2001	$1.031639	$1.036993	7,918,126
2000	$1.000000	$1.031639	2,112,476
Templeton Great Companies Global – Initial Class(6)g
2003	$0.601160	$0.750221	957,750.600
2002	$0.777811	$0.601160	601,213.507
2001	$0.949871	$0.777811	362,837
2000	$1.000000	$0.949871	41,449
Transamerica Balanced – Initial Class(8)k
2003	$0.939281	$1.053487	800,485.311
2002	$1.000000	$0.939281	363,313.420
Transamerica Convertible Securities – Initial Class(8)
2003	$0.922464	$1.123331	1,475,274.397
2002	$1.000000	$0.922464	629,946.763
Transamerica Equity – Initial Class(5)b
2003	$0.515473	$0.666113	11,301,374.495
2002	$0.673200	$0.515473	11,778,526.276
2001	$0.830010	$0.673200	9,126,000
2000	$1.000000	$0.830010	2,474,715
Transamerica Growth Opportunities – Initial Class(7)j
2003	$0.933700	$1.206431	1,314,383.365
2002	$1.106551	$0.933700	1,189,109.883
2001	$1.000000	$1.106551	38,588

Merrill Lynch Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Money Market – Initial Class(1)l
2003	$1.355816	$1.345028	8,983,659.578
Transamerica Small/Mid Cap Value – Initial Class(1)m
2003	$1.876467	$3.526280	9,997,159.941
2002	$3,147,887	$1.876467	11,774,585.782
2001	$2.482358	$3,147,887	12,668,500
2000	$2.270485	$2.482358	11,114,250
1999	$1.785929	$2.270485	6,466,465
1998	$1.849865	$1.785929	767,225
1997	$1.763002	$1.849865	1,303,711
Transamerica U.S. Government Securities – Initial Class(1)
2003	$1.466107	$1.486269	13,150,309.481
2002	$1.407016	$1.466107	13,824,113.473
2001	$1.359649	$1.407016	9,517,845
2000	$1.253314	$1.359649	5,730,704
1999	$1.286733	$1.253314	4,528,567
1998	$1.214143	$1.286733	1,216,510
1997	$1.156486	$1.214143	250,859
T. Rowe Price Dividend Growth – Initial Class(5)n
2002	$1.014149	$0.810733	1,135,259.871
2001	$1.074760	$1.014149	1,309,921
2000	$1.000000	$1.074760	413,526
T. Rowe Price Equity Income – Initial Class(1)n
2003	$2.006092	$2.481006	14,441,455.647
2002	$2.336621	$2.006092	13,413,992.016
2001	$2.322653	$2.336621	12,346,949
2000	$2.099984	$2.322653	10,421,648
1999	$2.065623	$2.099984	8,897,631
1998	$1.923605	$2.065623	1,136,105
1997	$1.757991	$1.923605	1,205,031
T. Rowe Price Growth Stock – Initial Class(1)
2003	$2.053645	$2.644404	12,126,664.278
2002	$2.701963	$2.053645	11,073,906.472
2001	$3.050487	$2.701963	11,054,137
2000	$3.113428	$3.050487	10,933,823
1999	$2.593121	$3.113428	7,893,482
1998	$2.041994	$2.593121	648,310
1997	$1.905196	$2.041994	863,752

Merrill Lynch Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Small Cap – Initial Class(5)
2003	$0.543474	$0.751414	12,624,893.800
2002	$0.759675	$0.543474	10,240,466.899
2001	$0.854538	$0.759675	5,493,365
2000	$1.000000	$0.854538	2,894,614
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.995330	$1.301735	9,467,127.340
2002	$1.217389	$0.995330	10,413,010.893
2001	$1.604835	$1.217389	11,336,048
2000	$1.993671	$1.604835	10,843,974
1999	$1.533035	$1.993671	5,444,717
1998	$1.345562	$1.533035	716,582
1997	$1.490376	$1.345562	1,418,82
Van Kampen Large Cap Core – Initial Class(1)o
2003	$2.198351	$2.621228	7,521,306.367
2002	$2.669772	$2.198351	8,308,427.688
2001	$2.917408	$2.669772	9,181,060
2000	$3.149277	$2.917408	7,634,722
1999	$2.535888	$3.149277	5,298,099
1998	$2.170350	$2.535888	581,571
1997	$2.073492	$2.170350	560,006
Van Kampen Emerging Growth – Initial Class(7)
2003	$0.530826	$0.669908	5,374,482.742
2002	$0.805310	$0.530826	4,463,905.921
2001	$1.000000	$0.805310	687,954
Van Kampen Money Market – Initial Class(1)l
2002	$1.359563	$1.355816	13,073,005.646
2001	$1.331509	$1.359563	9,864,220
2000	$1.275932	$1.331509	5,009,561
1999	$1.239556	$1.275932	4,284,434
1998	$1.195541	$1.239556	358,757
1997	$1.174747	$1.195541	237,144
PAM Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$1.010345	0.000
AIM V.I. Basic Value Fund – Series II(8)
2003	$0.757548	$0.994356	3,324,054.503
2002	$1.000000	$0.757548	1,870,371.583
AIM V.I. Capital Appreciation Fund – Series II(8)
2003	$0.792764	$1.008489	715,142.032
2002	$1.000000	$0.792764	416,751.682
AllianceBernstein Growth & Income Portfolio – Class B(7)
2003	$0.708109	$0.921732	5,360,902.653
2002	$0.925071	$0.708109	4,511,558.686
2001	$1.000000	$0.925071	1,547,290

Merrill Lynch Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AllianceBernstein Premier Growth Portfolio – Class B(7)
2003	$0.581903	$0.706925	3,778,456.254
2002	$0.854462	$0.581903	3,041,287.375
2001	$1.000000	$0.854462	788,107
Janus Aspen – Mid Cap Growth Portfolio – Service Shares (6)
2003	$0.310792	$0.412456	4,536,033.799
2002	$0.439076	$0.310792	3,784,887.866
2001	$0.738193	$0.439076	2,674,931
2000	$1.000000	$0.738193	104,844
Janus Aspen – Mid Cap Value Portfolio – Service Shares(6)p
2003	$0.679339	$0.944696	1,083,105.574
2002	$0.900877	$0.679339	1,262,051.972
2001	$0.998590	$0.900877	1,850,064
2000	$1.000000	$0.998590	213,764
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)
2003	$0.494711	$0.602539	6,964,328.742
2002	$0.676228	$0.494711	6,124,643.231
2001	$0.887518	$0.676228	3,551,635
2000	$1.000000	$0.887518	828,954
MFS New Discovery Series – Service Class(8)
2003	$0.746621	$0.981034	1,137,845.306
2002	$1.000000	$0.746621	835,941.655
MFS Total Return Series – Service Class(8)
2003	$0.917149	$1.047708	3,660,724.684
2002	$1.000000	$0.917149	1,921,221.751
Fidelity – VIP Contrafund® Portfolio – Service Class 2(5)
2003	$0.707070	$0.892604	13,602,836.102
2002	$0.794319	$0.707070	11,183,883.877
2001	$0.921627	$0.794319	6,637,033
2000	$1.000000	$0.921627	4,510,157
Fidelity – VIP Equity-Income Portfolio – Service Class 2(5)
2003	$0.824682	$1.055967	8,089,364.399
2002	$1.010868	$0.824682	6,616,423.073
2001	$1.083236	$1.010868	5,081,018
2000	$1.000000	$1.083236	909,008
Fidelity – VIP Growth Portfolio – Service Class 2(7)
2003	$0.595094	$0.776712	3,513,705.085
2002	$0.867001	$0.595094	2,431,170.446
2001	$1.000000	$0.867001	98,546
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(5)
2003	$0.547049	$0.697106	1,061,261.957
2002	$0.712295	$0.547049	1,087,809.380
2001	$0.847487	$0.712295	1,210,081
2000	$1.000000	$0.847487	622,698

Merrill Lynch Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Mid Cap Portfolio – Service Class 2(5)
2003	$0.937298	$1.276074	15,150,301.371
2002	$1.057890	$0.937298	12,269,340.975
2001	$1.113532	$1.057890	8,545,970
2000	$1.000000	$1.113532	5,747,229
Fidelity – VIP Value Strategies Portfolio – Service Class 2(8)
2003	$0.747954	$1.159068	5,538,914.464
2002	$1.000000	$0.747954	3,869,610.611

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

[a]	Merrill Lynch Developing Capital Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

[b]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[c]	Formerly known as American Century Income & Growth.

[d]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[e]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies - Technology SM.

[f]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[g]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[h]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[i]	Formerly known as PBHG/NWQ Value Select.

[j]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[k]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[l]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[m]	Formerly known as Dreyfus Small Cap Value.

[n]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

[o]	Formerly known as Van Kampen Asset Allocation.

[p]	As of May 1, 2003 Janus Aspen – Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio.

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Merrill Lynch Basic Value V.I. Fund(1)
2003	$0.789289	$1.036078	20,804,095.558
2002	$0.974232	$0.789289	21,290,852.488
2001	$1.000000	$0.974232	5,660,560
Merrill Lynch High Current Income V.I. Fund(1)
2003	$0.947694	$1.196202	4,487,773.107
2002	$0.976210	$0.947694	4,966,444.282
2001	$1.000000	$0.976210	1,264,608
Merrill Lynch Global Allocation V.I. Fund(1)a
2003	$0.866302	$1.298684	185,874.593
2002	$0.979662	$0.866302	274,539.448
2001	$1.000000	$0.979662	12,317
Asset Allocation – Conservative Portfolio – Service Class(8)
2003	$1.000000	$1.157202	66,248.352
Asset Allocation – Growth Portfolio – Service Class(8)
2003	$1.000000	$1.247283	24,527.359
Asset Allocation – Moderate Portfolio – Service Class(8)
2003	$1.000000	$1.179114	9,516.278
Asset Allocation – Moderate Growth Portfolio – Service Class(8)
2003	$1.000000	$1.206176	108,085.568
Alger Aggressive Growth– Service Class(5)b
2003	$1.000000	$1.201275	0.000
American Century Large Company Value – Service Class(7)c
2003	$1.000000	$1.231649	0.000
American Century International – Service Class(7)d
2003	$1.000000	$1.255588	0.000
BlackRock Global Science & Technology Opportunities – Service Class(8)e
2003	$1.000000	$1.415063	0.000
BlackRock Mid Cap Growth – Service Class(8)b
2003	$1.000000	$1.226464	0.000
Capital Guardian Global – Service Class(2)
2003	$1.000000	$1.310414	0.000
Capital Guardian U.S. Equity – Service Class(4)f
2003	$1.000000	$1.249463	4,672.271
Capital Guardian Value – Service Class(1)
2003	$1.000000	$1.283000	4,565.464
Clarion Real Estate Securities ML – Service Class(8)
2003	$1.000000	$1.267846	0.000
Great Companies – AmericaSM – Service Class(7)
2003	$1.000000	$1.165111	0.000
Great Companies – TechnologySM – Service Class(7)e
2003	$1.000000	$1.305914	0.000
Janus Growth – Service Class(1)
2003	$1.000000	$1.204678	0.000

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Jennison Growth – Service Class – Service Class(1)
2003	$1.000000	$1.203574	0.000
J.P. Morgan Enhanced Index – Service Class(1)
2003	$1.000000	$1.216104	0.000
Marsico Growth – Service Class(5)g
2003	$1.000000	$1.190949	0.000
Mercury Large Cap Value – Service Class(5)h
2003	$1.000000	$1.259049	0.000
MFS High Yield – Service Class(3)
2003	$1.000000	$1.085403	0.000
PBHG Mid Cap Growth – Service Class(5)i
2003	$1.000000	$1.221051	0.000
PIMCO Total Return – Service Class(8)
2003	$1.000000	$1.010392	4,955.470
Salomon All Cap – Service Class(5)
2003	$1.000000	$1.275932	0.000
Templeton Great Companies Global – Service Class(6)j
2003	$1.000000	$1.206334	0.000
Transamerica Balanced – Service Class(8)k
2003	$1.000000	$1.098349	0.000
Transamerica Convertible Securities – Service Class(8)
2003	$1.000000	$1.154157	3,573.913
Transamerica Equity – Service Class(5)b
2003	$1.000000	$1.210890	0.000
Transamerica Growth Opportunities – Service Class(7)i
2003	$1.000000	$1.251624	0.000
Transamerica Money Market – Service Class(1)l
2003	$1.000000	$0.993319	0.000
Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.996080	3,695.679
T. Rowe Price Equity Income – Service Class(1)
2002	$1.000000	$1.216801	0.000
T. Rowe Price Growth Stock – Service Class(1)
2003	$1.000000	$1.212252	0.000
T. Rowe Price Small Cap – Service Class(5)
2003	$1.000000	$1.332482	0.000
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.313437	0.000
Van Kampen Large Cap Core – Service Class(1)o
2003	$1.000000	$1.150762	0.000
Van Kampen Emerging Growth – Service Class(7)
2003	$1.000000	$1.189709	0.000
PAM Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.996080	0.000

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AIM V.I. Basic Value Fund – Series II(8)
2003	$0.757796	$0.995176	336,993.410
2002	$1.000000	$0.757796	336,195.755
AIM V.I. Capital Appreciation Fund – Series II(8)
2003	$0.793030	$1.009328	2,138.662
2002	$1.000000	$0.793030	2,219.977
AllianceBernstein Growth & Income Portfolio – Class B(7)
2003	$0.708682	$0.922939	12,521,504.361
2002	$0.925362	$0.708682	12,688,258.682
2001	$1.000000	$0.925362	3,906,861
AllianceBernstein Premier Growth Portfolio – Class B(7)
2003	$0.582390	$0.707865	9,029,956.193
2002	$0.854751	$0.582390	9,625,844.710
2001	$1.000000	$0.854751	3,679,437
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)
2003	$0.544519	$0.722993	1,192,763.405
2002	$0.768907	$0.544519	1,137,253.648
2001	$1.000000	$0.768907	442,221
Janus Aspen – Worldwide Growth – Service Shares(6)
2003	$0.611673	$0.745357	4,742,808.262
2002	$0.835708	$0.611673	4,900,485.942
2001	$1.000000	$0.835708	905,717
MFS New Discovery Series – Service Class(8)
2003	$0.746874	$0.981842	218,708.450
2002	$1.000000	$0.746874	212,762.865
MFS Total Return Series – Service Class(8)
2003	$0.917454	$1.048576	744,857.360
2002	$1.000000	$0.917454	127,863.986
Fidelity – VIP Contrafund® Portfolio – Service Class 2(5)
2003	$0.842179	$1.063687	4,532,815.133
2002	$0.945641	$0.842179	4,844,258.462
2001	$1.000000	$0.945641	822,650
Fidelity – VIP Equity-Income Portfolio – Service Class 2(5)
2003	$0.764145	$0.978943	4,570,746.691
2002	$0.936205	$0.764145	4,902,332.257
2001	$1.000000	$0.936205	772,920
Fidelity – VIP Growth Portfolio – Service Class 2(7)
2003	$0.595582	$0.777739	1,922,687.479
2002	$0.867285	$0.595582	2,096,198.447
2001	$1.000000	$0.867285	129,497
Fidelity – VIP Mid Cap Portfolio – Service Class 2(5)
2003	$0.910846	$1.240664	8,869,113.496
2002	$1.027526	$0.910846	9,218,552.466
2001	$1.000000	$1.027526	1,382,069

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Value Strategies Portfolio – Service Class 2(8)
2003	$0.748203	$1.160021	1,122,113.872
2002	$1.000000	$0.748203	671,592.326
Asset Allocation – Conservative Portfolio – Initial Class(8)
2003	$0.896399	$1.085524	3,376,436.210
2002	$1.000000	$0.896399	2,439,102.376
Asset Allocation – Growth Portfolio – Initial Class(8)
2003	$0.804872	$1.037216	3,177,122.801
2002	$1.000000	$0.804872	917,911.627
Asset Allocation – Moderate Portfolio – Initial Class(8)
2003	$0.867926	$1.067759	9,184,011.162
2002	$1.000000	$0.867926	4,162,768.106
Asset Allocation – Moderate Growth Portfolio – Initial Class(8)
2003	$0.839352	$1.051623	9,492,268.349
2002	$1.000000	$0.839352	5,121,527.221
Alger Aggressive Growth – Initial Class(5)b
2003	$0.581289	$0.773058	2,939,090.874
2002	$0.899371	$0.581289	3,012,599.383
2001	$1.000000	$0.899371	377,468
American Century Large Company Value – Initial Class(7)c
2003	$0.745459	$0.945896	3,456,355.680
2002	$0.938589	$0.745459	3,455,257.516
2001	$1.000000	$0.938589	762,020
American Century International – Initial Class(7)d
2003	$0.639710	$0.789661	3,423,225.647
2002	$0.832651	$0.639710	1,640,627.045
2001	$1.000000	$0.832651	447,656
BlackRock Global Science & Technology Opportunities– Initial Class(8)e
2003	$0.715648	$1.071945	86,948.241
2002	$1.000000	$0.715648	43,991.271
BlackRock Mid Cap Growth – Initial Class(8)b
2003	$0.757595	$0.965412	91,948.005
2002	$1.000000	$0.757595	67,069.390
Capital Guardian Global – Initial Class(2)
2003	$0.692795	$0.939246	2,664,992.948
2002	$0.873737	$0.692795	2,721,197.863
2001	$1.000000	$0.873737	671,710
Capital Guardian U.S. Equity – Initial Class(4)f
2003	$0.708345	$0.952610	6,920,626.625
2002	$0.943517	$0.708345	8,023,043.680
2001	$1.000000	$0.943517	1,437,265

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian Value – Initial Class(1)
2003	$0.798116	$1.058244	10,398,947.386
2002	$1.021548	$0.798116	11,125,076.103
2001	$1.000000	$1.021548	2,162,902
Clarion Real Estate Securities – Initial Class(8)
2003	$0.929516	$1.243075	328,922.630
2002	$1.000000	$0.929516	163,850.140
Gabelli Global Growth – Initial Class(6)d
2002	$0.890926	$0.734658	1,513,334.750
2001	$1.000000	$0.890926	436,823
Great Companies – AmericaSM – Initial Class(7)
2003	$0.767645	$0.942896	1,487,139.963
2002	$0.982426	$0.767645	1,472,638.333
2001	$1.000000	$0.982426	212,243
Great Companies – TechnologySM – Initial Class(7)e
2003	$0.471553	$0.701312	945,510.385
2002	$0.773485	$0.471553	1,045,932.260
2001	$1.000000	$0.773485	755,978
Janus Growth – Initial Class(1)
2003	$0.535125	$0.696389	2,884,576.557
2002	$0.783225	$0.535125	2,908,448.523
2001	$1.000000	$0.783225	1,204,143
Jennison Growth – Initial Class(1)
2003	$0.594744	$0.754556	639,468.571
2002	$0.871639	$0.594744	585,718.458
2001	$1.000000	$0.871639	219,450
J.P. Morgan Enhanced Index – Initial Class(1)
2003	$0.666840	$0.847147	5,536,393.690
2002	$0.897581	$0.666840	5,570,474.418
2001	$1.000000	$0.897581	1,417,532
Marsico Growth – Initial Class(5)g
2003	$0.643764	$0.801328	2,187,494.282
2002	$0.882806	$0.643764	2,077,966.045
2001	$1.000000	$0.882806	622,346
Mercury Large Cap Value – Initial Class(5)h
2003	$0.797294	$1.019460	2,495,609.139
2002	$0.943312	$0.797294	2,414,680.024
2001	$1.000000	$0.943312	610,003
MFS High Yield – Initial Class(3)
2003	$0.984455	$1.141982	3,283,666.532
2002	$0.978934	$0.984455	3,021,461.988
2001	$1.000000	$0.978934	831,748

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
PBHG Mid Cap Growth – Initial Class(5)i
2003	$0.580537	$0.732546	2,536,400.849
2002	$0.822921	$0.580537	2,807,063.455
2001	$1.000000	$0.822921	1,191,049
PIMCO Total Return – Initial Class(8)
2003	$1.051492	$1.086753	4,151,940.865
2002	$1.000000	$1.051492	2,927,728.232
Salomon All Cap – Initial Class(5)
2003	$0.700615	$0.932913	10,528,778.316
2002	$0.944579	$0.700615	10,991,747.438
2001	$1.000000	$0.944579	2,311,489
Templeton Great Companies Global ML – Initial Class(6)j
2003		$0.888634	338,445.004
2002	$0.920387	$0.711719	409,997.822
2001	$1.000000	$0.920387	128,657
Transamerica Balanced – Initial Class(8)k
2003	$0.939595	$1.054354	98,387.221
2002	$1.000000	$0.939595	45,146.636
Transamerica Convertible Securities – Initial Class(8)
2003	$0.922763	$1.124250	209,198.472
2002	$1.000000	$0.922763	91,033.327
Transamerica Equity – Initial Class(5)b
2003	$0.667381	$0.862831	5,723,066.556
2002	$0.871170	$0.667381	6,361,338.633
2001	$1.000000	$0.871170	2,201,579
Transamerica Growth Opportunities – Initial Class(7)i
2003	$0.934457	$1.208021	1,372,765.024
2002	$1.106909	$0.934457	1,556,375.333
2001	$1.000000	$1.106909	215,821
Transamerica Money Market – Initial Class(1)l
2003	$1.007422	$0.999891	3,337,692.357
Transamerica Small/Mid Cap Value – Initial Class(1)m
2003	$0.582857	$1.095856	18,722,358.034
2002	$0.977283	$0.582857	20,103,499.262
2001	$1.000000	$0.977283	4,696,652
Transamerica U.S. Government Securities – Initial Class(1)
2003	$1.058073	$1.073159	11,992,157.973
2002	$1.014928	$1.058073	13,381,067.339
2001	$1.000000	$1.014928	2,413,653
T. Rowe Price Dividend Growth – Initial Class(5)n
2002	$0.962123	$0.769517	3,092,214.897
2001	$1.000000	$0.962123	1,071,355

Total Separate Account Annual Expenses: 1.50%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Equity Income – Initial Class(1)n
2003	$0.848065	$1.049356	16,369,708.394
2002	$0.987303	$0.848065	13,870,322.882
2001	$1.000000	$0.987303	2,580,001
T. Rowe Price Growth Stock – Initial Class(1)
2003	$0.709982	$0.914665	13,758,255.720
2002	$0.933658	$0.709982	13,849,263.551
2001	$1.000000	$0.933658	2,974,809
T. Rowe Price Small Cap – Initial Class(5)
2003	$0.683124	$0.944973	6,136,923.389
2002	$0.954401	$0.683124	6,150,306.399
2001	$1.000000	$0.954401	1,295,567
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.678033	$0.887200	2,600,094.441
2002	$0.828893	$0.678033	2,699,956.636
2001	$1.000000	$0.828893	1,111,468
Van Kampen Large Cap Core – Initial Class(1)o
2003	$0.793528	$0.946634	7,370,909.731
2002	$0.963225	$0.793528	7,362,720.633
2001	$1.000000	$0.963225	1,555,475
Van Kampen Emerging Growth – Initial Class(7)
2003	$0.531264	$0.670790	6,568,620.095
2002	$0.805577	$0.531264	6,606,539.917
2001	$1.000000	$0.805577	2,315,998
Van Kampen Money Market – Initial Class(1)l
2002	$1.009719	$1.007422	4,466,038.988
2001	$1.000000	$1.009719	1,567,458
Janus Aspen – Mid Cap Value – Service Shares(6)p
2003	$0.683026	$0.950284	671,077.194
2002	$0.905322	$0.683026	687,578.182
2001	$1.000000	$0.905322	311,593
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(5)
2003	$0.700666	$0.893302	682,666.686
2002	$0.911864	$0.700666	687,318.356
2001	$1.000000	$0.911864	140,247

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

[a]	Merrill Lynch Developing Capital Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

[b]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[c]	Formerly known as American Century Income & Growth.

[d]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[e]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies—Technology SM.

[f]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[g]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[h]	Formerly known as PBHG/NWQ Value Select.

[i]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[j]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[k]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[l]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[m]	Formerly known as Dreyfus Small Cap Value.

[n]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

[o]	Formerly known as Van Kampen Asset Allocation.

[p]	As of May 1, 2003 Janus Aspen – Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio.

Merrill Lynch Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Merrill Lynch Basic Value V.I. Fund(1)
2003	$1.249001	$1.641130	2,352,209.309
2002	$1.540152	$1.249001	2,685,485.993
2001	$1.498085	$1.540152	3,145,446
2000	$1.348411	$1.498085	2,770,488
1999	$1.126397	$1.348411	2,454,557
1998	$1.045922	$1.126397	5,316,790
1997	$1.000000	$1.045922	279,869
Merrill Lynch High Current Income V.I. Fund(1)
2003	$0.946337	$1.195654	1,265,444.594
2002	$0.973849	$0.946337	1,372,628.954
2001	$0.949440	$0.973849	1,592,384
2000	$1.036111	$0.949440	1,566,347
1999	$0.989413	$1.036111	1,743,155
1998	$1.037515	$0.989413	5,690,547
1997	$1.000000	$1.037515	296,792
Merrill Lynch Global Allocation V.I. Fund(1)a
2003	$0.549876	$0.825138	403,420.516
2002	$0.621212	$0.549876	439,753.542
2001	$0.620833	$0.621212	425,556
2000	$0.882824	$0.620833	721,091
1999	$0.539622	$0.882824	423,799
1998	$0.776606	$0.539622	1,369,352
1997	$1.000000	$0.776606	190,773
Asset Allocation – Conservative Portfolio – Initial Class(8)
2003	$0.896994	$1.087333	21,279.795
2002	$1.000000	$0.896994	9,634.988
Asset Allocation – Growth Portfolio – Initial Class(8)
2003	$0.805402	$1.038925	402,600.649
2002	$1.000000	$0.805402	296,108.083
Asset Allocation – Moderate Portfolio – Initial Class(8)
2003	$0.868490	$1.069495	272,987.555
2002	$1.000000	$0.868490	49,393.190
Asset Allocation – Moderate Growth Portfolio – Initial Class(8)
2003	$0.839908	$1.053363	599,107.563
2002	$1.000000	$0.839908	393,043.048
Alger Aggressive Growth – Initial Class(5)b
2003	$0.372085	$0.495324	1,064,126.843
2002	$0.575129	$0.372085	1,149,928.894
2001	$0.698100	$0.575129	1,341,404
2000	$1.000000	$0.698100	904,247

Merrill Lynch Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
American Century Large Company Value – Initial Class(7)c
2003	$0.746690	$0.948383	125,772.930
2002	$0.939214	$0.746690	49,098.075
2001	$1.000000	$0.939214	19,688
American Century International – Initial Class(7)d
2003	$0.640777	$0.791771	317,202.291
2002	$0.833205	$0.640777	105,277.157
2001	$1.000000	$0.833205	15,089
BlackRock Global Science & Technology Opportunities – Initial Class(8)e
2003	$0.716123	$1.073718	0.000
2002	$1.000000	$0.716123	99.850
BlackRock Mid Cap Growth – Initial Class(8)b
2003	$0.758097	$0.967007	0.000
2002	$1.000000	$0.758097	99.850
Capital Guardian Global – Initial Class(2)
2003	$0.898194	$1.218897	862,968.515
2002	$1.131675	$0.898194	958,489.108
2001	$1.280261	$1.131675	964,878
2000	$1.534754	$1.280261	930,391
1999	$1.051197	$1.534754	447,744
1998	$1.000000	$1.051197	2,154,770
Capital Guardian U.S. Equity – Initial Class(4)f
2003	$0.635616	$0.855645	1,215,950.213
2002	$0.845807	$0.635616	1,382.071.791
2001	$0.887757	$0.845807	1,542,639
2000	$0.964682	$0.887757	1,588,618
1999	$1.122170	$0.964682	316,391
1998	$1.000000	$1.122170	175,738
Capital Guardian Value – Initial Class(1)
2003	$1.811637	$2.404464	1,199,667.483
2002	$2.316504	$1.811637	1,284,593.254
2001	$2.202884	$2.316504	1,318,423
2000	$2.115695	$2.202884	1,205,797
1999	$2.208027	$2.115695	961,278
1998	$2.086130	$2.208027	3,058,827
1997	$1.951455	$2.086130	185,607
Clarion Real Estate Securities – Initial Class(8)
2003	$0.930127	$1.245119	148,962.732
2002	$1.000000	$0.930127	290,951.386
Gabelli Global Growth – Initial Class(6)d
2002	$0.831562	$0.686395	72,159.260
2001	$0.938154	$0.831562	269,870
2000	$1.000000	$0.938154	203,314

Merrill Lynch Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Great Companies – AmericaSM – Initial Class(7)
2003	$0.768919	$0.945383	75,623.864
2002	$0.983081	$0.768919	57,827.506
2001	$1.000000	$0.983081	40,576
Great Companies – TechnologySM – Initial Class(7)e
2003	$0.472335	$0.703168	60,277.607
2002	$0.773994	$0.472335	3,982.531
2001	$1.000000	$0.773994	12,144
Janus Global – Initial Class(7)g
2003	$0.431915	$0.524999	553,594.350
2002	$0.592046	$0.431915	566,619.864
2001	$0.778173	$0.592046	612,184
2000	$1.000000	$0.778173	616,807
Janus Growth – Initial Class(1)
2003	$16.755634	$21.826719	236,722.435
2002	$24.500024	$16.755634	275,507.139
2001	$34.855341	$24.500024	359,763
2000	$50.054351	$34.855341	422,048
1999	$31.827882	$50.054351	292,621
1998	$19.665157	$31.827882	468,648
1997	$19.367467	$19.665157	22,707
Jennison Growth – Initial Class(1)
2003	$0.593335	$0.753515	675,300.157
2002	$0.868714	$0.593335	872,194.727
2001	$1.081530	$0.868714	1,144,267
2000	$1.240246	$1.081530	1,128,456
1999	$1.197456	$1.240246	941,151
1998	$1.156993	$1.197456	4,355,755
1997	$1.103566	$1.156993	278,939
J.P. Morgan Enhanced Index – Initial Class(1)
2003	$1.042538	$1.325747	2,392,308.579
2002	$1.401905	$1.042538	2,763,540.698
2001	$1.615156	$1.401905	3,498,073
2000	$1.838549	$1.615156	3,848,389
1999	$1.574288	$1.838549	3,001,172
1998	$1.217647	$1.574288	4,212,857
1997	$1.140312	$1.217647	517,261
Marsico Growth – Initial Class(5)h
2003	$0.566427	$0.705753	443,622.424
2002	$0.775980	$0.566427	173,391.851
2001	$0.916033	$0.775980	219,401
2000	$1.000000	$0.916033	227,698
Mercury Large Cap Value – Initial Class(5)i
2003	$0.886287	$1.134367	328,517.577
2002	$1.047563	$0.886287	448,557.324
2001	$1.081878	$1.047563	321,552
2000	$1.000000	$1.081878	49,102

Merrill Lynch Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
MFS High Yield – Initial Class(3)
2003	$0.966374	$1.122105	1,050,654.492
2002	$0.960010	$0.966374	892,285.770
2001	$0.938048	$0.960010	777,202
2000	$1.003083	$0.938048	708,577
1999	$0.960378	$1.003083	625,740
1998	$1.000000	$0.960378	277,923
PBHG Mid Cap Growth – Initial Class(5)j
2003	$0.352803	$0.445617	741,825.371
2002	$0.499618	$0.352803	691,235.140
2001	$0.790745	$0.499618	686,092
2000	$1.000000	$0.790745	716,416
PIMCO Total Return – Initial Class(8)
2003	$1.052178	$1.088527	679,841.292
2002	$1.000000	$1.052178	383,157.619
Salomon All Cap – Initial Class(5)
2003	$0.771838	$1.028766	544,737.176
2002	$1.039580	$0.771838	512,988.743
2001	$1.032666	$1.039580	480,533
2000	$1.000000	$1.032666	345,974
Templeton Great Companies Global – Initial Class(6)g
2003	$0.603147	$0.753804	23,897.182
2002	$0.779219	$0.603147	9,359.356
2001	$0.950187	$0.779219	9,361
2000	$1.000000	$0.950187	1,000
Transamerica Balanced –Initial Class(8)k
2003	$0.940213	$1.056091	17,469.432
2002	$1.000000	$0.940213	17,569.282
Transamerica Convertible Securities – Initial Class(8)
2003	$0.923378	$1.126105	20,586.219
2002	$1.000000	$0.923378	7,072.662
Transamerica Equity – Initial Class(5)b
2003	$0.517494	$0.669708	526,521.398
2002	$0.674851	$0.517494	527,306.871
2001	$0.830824	$0.674851	472,555
2000	$1.000000	$0.830824	271,624
Transamerica Growth Opportunities – Initial Class(7)j
2003	$0.936005	$1.211201	27,264.422
2002	$1.107646	$0.936005	59,324.891
2001	$1.000000	$1.107646	22,959

Merrill Lynch Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Money Market – Initial Class(1)l
2003	$1.366869	$1.357996	936,182.839
Transamerica Small/Mid Cap Value – Initial Class(1)m
2003	$1.891803	$3.560345	1,527,621.090
2002	$3.168906	$1.891803	1,831,806.132
2001	$2.495215	$3.168906	2,320,400
2000	$2.278888	$2.495215	2,058,766
1999	$1.781970	$2.278888	1,327,061
1998	$1.851229	$1.781970	4,007,193
1997	$1.763002	$1.851229	427,723
Transamerica U.S. Government Securities – Initial Class(1)
2003	$1.475683	$1.498190	1,409,012.209
2002	$1.414117	$1.475683	1,808,847.947
2001	$1.364481	$1.414117	1,777,913
2000	$1.255919	$1.364481	1,209,211
1999	$1.283878	$1.255919	1,667,132
1998	$1.215033	$1.283878	2,530,595
1997	$1.156486	$1.215033	142,705
T. Rowe Price Dividend Growth – Initial Class(5)n
2002	$1.016662	$0.813944	125,852.762
2001	$1.075818	$1.016662	150,218
2000	$1.000000	$1.075818	73,189
T. Rowe Price Equity Income – Initial Class(1)n
2003	$2.022500	$2.505001	2,012,238.972
2002	$2.352249	$2.022500	2,305,320.429
2001	$2.334702	$2.352249	2,657,580
2000	$2.107761	$2.334702	2,368,905
1999	$2.061049	$2.107761	1,874,944
1998	$1.925022	$2.061049	5,183,439
1997	$1.757991	$1.925022	399,677
T. Rowe Price Growth Stock – Initial Class(1)
2003	$2.070419	$2.669933	1,475,237.991
2002	$2.719986	$2.070419	1,650,907.529
2001	$3.066258	$2.719986	2,082,841
2000	$3.124914	$3.066258	2,178,410
1999	$2.587405	$3.124914	1,602,289
1998	$2.043487	$2.587405	3,959,439
1997	$1.905196	$2.043487	275,874

Merrill Lynch Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Small Cap – Initial Class(5)
2003	$0.545628	$0.755520	759,170.973
2002	$0.761551	$0.545628	782,115.606
2001	$0.855380	$0.761551	1,016.760
2000	$1.000000	$0.855380	350,710
Van Kampen Active International Allocation – Initial Class(1)		$1.314348	1,394,729.753
2002	$1.225547	$1.003493	1,518,405.885
2001	$1.613169	$1.225547	2,033,075
2000	$2.001071	$1.613169	1,859,245
1999	$1.529630	$2.001071	1,186,858
1998	$1.346560	$1.529630	3,171,012
1997	$1.490376	$1.346560	396,884
Van Kampen Large Cap Core – Initial Class(1)o
2003	$2.216306	$2.646551	1,023,565.418
2002	$2.687589	$2.216306	1,383,970.858
2001	$2.932518	$2.687589	1,580,916
2000	$3.160924	$2.932518	1,519,535
1999	$2.530280	$3.160924	1,189,043
1998	$2.171948	$2.530280	2,567,842
1997	$2.073492	$2.171948	146,972
Van Kampen Emerging Growth – Initial Class(7)
2003	$0.532132	$0.672550	218,506.232
2002	$0.806099	$0.532132	138,342,162
2001	$1.000000	$0.806099	44,660
Transamerica Money Market – Initial Class(1)l
2002	$1.368631	$1.366869	1,855,417.883
2001	$1.338389	$1.368631	2,127,741
2000	$1.280646	$1.338389	1,343,317
1999	$1.236824	$1.280646	547,318
1998	$1.196418	$1.236824	1,488,032
1997	$1.174747	$1.196418	186,770
PAM Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$1.010586	0.000
AIM V.I. Basic Value Fund – Series II(8)
2003	$0.758298	$0.996809	91,305.253
2002	$1.000000	$0.758298	3,421.359
AIM V.I. Capital Appreciation Fund – Series II(8)
2003	$0.793548	$1.010990	0.000
2002	$1.000000	$0.793548	99.850
AllianceBernstein Growth & Income Portfolio – Class B(7)
2003	$0.709849	$0.925364	348,986.452
2002	$0.925978	$0.709849	323,504.578
2001	$1.000000	$0.925978	154,396

Merrill Lynch Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AllianceBernstein Premier Growth Portfolio – Class B(7)
2003	$0.583349	$0.709730	218,821.285
2002	$0.855309	$0.583349	219,070.717
2001	$1.000000	$0.855309	93,895
Janus Aspen – Mid Cap Growth – Service Shares(6)
2003	$0.284558	$0.378196	66,040.650
2002	$0.401433	$0.284558	68,017.175
2001	$0.673903	$0.401433	144,765
2000	$1.000000	$0.673903	32,897
Janus Aspen – Mid Cap Value – Service Shares(6)p
2003	$0.681560	$0.949174	78,661.551
2002	$0.902500	$0.681560	94,228.378
2001	$0.998916	$0.902500	386,453
2000	$1.000000	$0.998916	30,695
Janus Aspen – Worldwide Growth – Service Shares(6)
2003	$0.446997	$0.545222	211,192.705
2002	$0.610114	$0.446997	261,813.956
2001	$0.799555	$0.610114	252,062
2000	$1.000000	$0.799555	102,305
MFS New Discovery Series – Service Class(8)
2003	$0.747360	$0.983457	21,314.044
2002	$1.000000	$0.747360	23,176.865
MFS Total Return Series – Service Class(8)
2003	$0.918050	$1.050284	45,888.954
2002	$1.000000	$0.918050	54,764.193
Fidelity – VIP Contrafund® Portfolio – Service Class 2(5)
2003	$0.709863	$0.897454	845,177.760
2002	$0.796290	$0.709863	598,150.543
2001	$0.922538	$0.796290	451,182
2000	$1.000000	$0.922538	249,903
Fidelity – VIP Equity-Income Portfolio – Service Class 2(5)
2003	$0.827945	$1.061718	542,833.388
2002	$1.013361	$0.827945	596,091.862
2001	$1.084290	$1.013361	391,666
2000	$1.000000	$1.084290	48,227
Fidelity – VIP Growth Portfolio – Service Class 2(7)
2003	$0.596567	$0.779797	52,368.283
2002	$0.867866	$0.596567	52,906.325
2001	$1.000000	$0.867866	52,299
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(5)
2003	$0.549208	$0.700898	89,202.199
2002	$0.714054	$0.549208	91,723.824
2001	$0.848316	$0.714054	89,854
2000	$1.000000	$0.848316	108,777

Merrill Lynch Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Mid Cap Portfolio – Service Class 2(5)
2003	$0.941019	$1.283034	1,209,840.203
2002	$1.060517	$0.941019	1,322,364.598
2001	$1.114623	$1.060517	1,133,980
2000	$1.000000	$1.114623	661,304
Fidelity – VIP Value Strategies Portfolio – Service Class 2(8)
2003	$0.748696	$1.161919	36,688.153
2002	$1.000000	$0.748696	3,244.389

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

[a]	Merrill Lynch Developing Capital Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

[b]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[c]	Formerly known as American Century Income & Growth.

[d]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[e]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies - Technology SM.

[f]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[g]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[h]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[i]	Formerly known as PBHG/NWQ Value Select.

[j]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[k]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[l]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[m]	Formerly known as Dreyfus Small Cap Value.

[n]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

[o]	Formerly known as Van Kampen Asset Allocation.

[p]	As of May 1, 2003 Janus Aspen – Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio.

Merrill Lynch Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Merrill Lynch Basic Value V.I. Fund(1)
2003	$0.805505	$1.059451	3,414,445.668
2002	$1.000000	$0.805505	2,171,702.064
Merrill Lynch High Current Income V.I. Fund(1)
2003	$0.951877	$1.203853	465,041.553
2002	$1.000000	$0.951877	338,904.899
Merrill Lynch Global Allocation V.I. Fund(1)a
2003	$0.804321	$1.208156	300,020.861
2002	$1.000000	$0.804321	47,143.396
Asset Allocation – Conservative Portfolio – Service Class(8)
2003	$1.000000	$1.158727	0.000
Asset Allocation – Growth Portfolio – Service Class(8)
2003	$1.000000	$1.248932	87,264.977
Asset Allocation – Moderate Portfolio – Service Class(8)
2003	$1.000000	$1.180666	128,668.868
Asset Allocation – Moderate Growth Portfolio – Service Class(8)
2003	$1.000000	$1.207772	0.000
Alger Aggressive Growth – Service Class(5)b
2003	$1.000000	$1.202856	0.000
American Century Large Company Value – Service Class(7)c
2003	$1.000000	$1.233271	0.000
American Century International – Service Class(7)d
2003	$1.000000	$1.257247	650.772
BlackRock Global Science & Technology Opportunities – Service Class(8)e
2003	$1.000000	$1.416923	0.000
BlackRock Mid Cap Growth – Service Class(8)b
2003	$1.000000	$1.228072	655.637
Capital Guardian Global – Service Class(2)
2003	$1.000000	$1.312143	0.000
Capital Guardian U.S. Equity – Service Class(4)f
2003	$1.000000	$1.251112	0.000
Capital Guardian Value – Service Class(1)
2003	$1.000000	$1.284690	1,275.931
Clarion Real Estate Securities – Service Class(8)
2003	$1.000000	$1.269513	1,273.045
Great Companies – AmericaSM – Service Class(7)
2003	$1.000000	$1.166636	0.000
Great Companies – TechnologySM – Service Class(7)e
2003	$1.000000	$1.307629	0.000
Janus Growth – Service Class(1)
2003	$1.000000	$1.206254	0.000
Jennison Growth – Service Class(1)
2003	$1.000000	$1.205162	0.000

Merrill Lynch Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
J.P. Morgan Enhanced Index – Service Class(1)
2003	$1.000000	$1.217705	0.000
Marsico Growth – Service Class(5)g
2003	$1.000000	$1.192513	99,540.462
Mercury Large Cap Value – Service Class(5)h
2003	$1.000000	$1.260709	0.000
MFS High Yield – Service Class(3)
2003	$1.000000	$1.086836	1,457.012
PBHG Mid Cap Growth – Service Class(5)i
2003	$1.000000	$1.222658	0.000
PIMCO Total Return – Service Class(8)
2003	$1.000000	$1.011723	7,695.212
Salomon All Cap – Service Class(5)
2003	$1.000000	$1.277605	48,001.647
Templeton Great Companies Global ML – Service Class(6)j
2003	$1.000000	$1.207910	0.000
Transamerica Balanced – Service Class(8)k
2003	$1.000000	$1.099798	37,808.010
Transamerica Convertible Securities – Service Class(8)
2003	$1.000000	$1.155678	0.000
Transamerica Equity – Service Class(5)b
2003	$1.000000	$1.212483	0.000
Transamerica Growth Opportunities – Service Class(7)i
2003	$1.000000	$1.253265	0.000
Transamerica Money Market – Service Class(1)l
2003	$1.000000	$0.994632	0.000
Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.997393	93,421.703
T. Rowe Price Equity Income – Service Class(1)
2002	$1.000000	$1.218401	0.000
T. Rowe Price Growth Stock – Service Class(1)
2003	$1.000000	$1.213849	0.000
T. Rowe Price Small Cap – Service Class(5)
2003	$1.000000	$1.334243	0.000
Van Kampen Active International Allocation – Service Class(1)
2003	$1.000000	$1.315176	0.000
Van Kampen Large Cap Core – Service Class(1)n
2003	$1.000000	$1.152270	0.000
Van Kampen Emerging Growth – Service Class(7)
2003	$1.000000	$1.191283	0.000
PAM Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$0.997393	0.000
AIM V.I. Basic Value Fund – Series II(8)
2003	$0.758797	$0.998447	637,032.408
2002	$1.000000	$0.758797	369,892.836

Merrill Lynch Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AIM V.I. Capital Appreciation Fund – Series II(8)
2003	$0.794074	$1.012659	85,718.017
2002	$1.000000	$0.794074	74,397.449
AllianceBernstein Growth & Income – Class B(7)
2003	$0.788553	$1.028983	591,928.339
2002	$1.000000	$0.788553	386,716.768
AllianceBernstein Premier Growth – Class B(7)
2003	$0.783412	$0.954070	784,197.432
2002	$1.000000	$0.783412	337,594.326
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)
2003	$0.797389	$1.060809	151,386.478
2002	$1.000000	$0.797389	57,340.565
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)
2003	$0.781122	$0.953700	544,209.967
2002	$1.000000	$0.781122	293,214.223
MFS New Discovery Series – Service Class(8)
2003	$0.747860	$0.985079	278,449.912
2002	$1.000000	$0.747860	160,754.242
MFS Total Return Series – Service Class(8)
2003	$0.918659	$1.052023	486,595.310
2002	$1.000000	$0.918659	255,922.368
Fidelity – VIP Contrafund® Portfolio – Service Class 2(5)
2003	$0.863856	$1.093234	1,163,723.293
2002	$1.000000	$0.863856	678,634.412
Fidelity – VIP Equity-Income Portfolio – Service Class 2(5)
2003	$0.819327	$1.051697	352,561.273
2002	$1.000000	$0.819327	234,242.883
Fidelity – VIP Growth Portfolio – Service Class 2(7)
2003	$0.744894	$0.974625	272,176.821
2002	$1.000000	$0.744894	188,359.748
Fidelity – VIP Mid Cap Portfolio – Service Class 2(5)
2003	$0.858157	$1.171204	1,239,687.170
2002	$1.000000	$0.858157	1,070,873.550
Fidelity – VIP Value Strategies Portfolio – Service Class 2(8)
2003	$0.749188	$1.163843	891,402.824
2002	$1.000000	$0.749188	659,038.652
Asset Allocation – Conservative Portfolio – Initial Class(8)
2003	$0.897589	$1.089116	1,906,847.172
2002	$1.000000	$0.897589	876,495.345
Asset Allocation – Growth Portfolio – Initial Class(8)
2003	$0.805934	$1.040631	1,664,016.395
2002	$1.000000	$0.805934	854,486.148
Asset Allocation – Moderate Portfolio – Initial Class(8)
2003	$0.869075	$1.071274	6,650,434.374
2002	$1.000000	$0.869075	2,846,225.738

Merrill Lynch Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Moderate Growth Portfolio – Initial Class(8)
2003	$0.840459	$1.055085	5,804,645.957
2002	$1.000000	$0.840459	3,357,597.700
Alger Aggressive Growth – Initial Class (5)b
2003	$0.719046	$0.958142	257,066.217
2002	$1.000000	$0.719046	109,245.327
American Century Large Company Value – Initial Class(7)c
2003	$0.823545	$1.047037	221,015.018
2002	$1.000000	$0.823545	137,071.187
American Century International – Initial Class (7)d
2003	$0.791709	$0.979225	483,606.412
2002	$1.000000	$0.791709	201,773.940
BlackRock Global Science & Technology Opportunities – Initial Class(8)e
2003	$0.716588	$1.075494	75,945.416
2002	$1.000000	$0.716588	22,102.833
BlackRock Mid Cap Growth – Initial Class(8)b
2003	$0.758594	$0.968595	210,058.994
2002	$1.000000	$0.758594	120,019.128
Capital Guardian Global – Initial Class(2)
2003	$0.808601	$1.098404	830,077.482
2002	$1.000000	$0.808601	625,870.167
Capital Guardian U.S. Equity – Initial Class(4)f
2003	$0.792055	$1.067291	1,649,789.133
2002	$1.000000	$0.792055	1,226,256.128
Capital Guardian Value – Initial Class(1)
2003	$0.779903	$1.036131	1,539,423.862
2002	$1.000000	$0.779903	965,971.937
Clarion Real Estate Securities – Initial Class(8)
2003	$0.930745	$1.247170	494,319.066
2002	$1.000000	$0.930745	292,267.526
Gabelli Global Growth – Initial Class(6)d
2002	$1.000000	$0.853824	149,926.998
Great Companies - AmericaSM – Initial Class(7)
2003	$0.844812	$1.039727	346,123.885
2002	$1.000000	$0.844812	80,436.988
Great Companies – TechnologySM – Initial Class(7)e
2003	$0.714332	$1.064476	44,642.094
2002	$1.000000	$0.714332	18,332.298
Janus Growth – Initial Class(1)
2003	$0.795832	$1.037724	110,653.443
2002	$1.000000	$0.795832	59,105.896

Merrill Lynch Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Jennison Growth – Initial Class(1)
2003	$0.753450	$0.957795	133,010.504
2002	$1.000000	$0.753450	76,322.248
J.P. Morgan Enhanced Index – Initial Class(1)
2003	$0.802779	$1.021871	444,036.351
2002	$1.000000	$0.802779	248,378.848
Marsico Growth – Initial Class(5)g
2003	$1.000000	$1.193911	51,120.812
Mercury Large Cap Value – Initial Class(5)h
2003	$0.809708	$1.037373	443,493.164
2002	$1.000000	$0.809708	236,553.168
MFS High Yield – Initial Class(3)
2003	$0.989712	$1.150343	853,805.903
2002	$0.954934	$0.989712	426,277.791
PBHG Mid Cap Growth – Initial Class(5)i
2003	$0.746244	$0.943512	371,058.787
2002	$1.000000	$0.746244	124,853.563
PIMCO Total Return – Initial Class(8)
2003	$1.052874	$1.090330	3,612,769.754
2002	$1.000000	$1.052874	2,318,021.651
Salomon All Cap – Initial Class(5)
2003	$0.768745	$1.025659	1,090,111.057
2002	$1.000000	$0.768745	422,351.461
Templeton Great Companies Global – Initial Class(6)j
2003	$0.825826	$1.033137	18,876.611
2002	$1.000000	$0.825826	25,480.593
Transamerica Balanced – Initial Class(8)k
2003	$0.940839	$1.057833	100,544.543
2002	$1.000000	$0.940839	63,625.690
Transamerica Convertible Securities – Initial Class(8)
2003	$0.923984	$1.127956	404,453.723
2002	$1.000000	$0.923984	214,322.097
Transamerica Equity – Initial Class(5)b
2003	$0.842931	$1.091940	206,485.414
2002	$1.000000	$0.842931	154,745.090
Transamerica Growth Opportunities – Initial Class(7)i
2003	$0.792775	$1.026868	166,651.503
2002	$1.000000	$0.792775	162,427.490
Transamerica Money Market – Initial Class(1)l
2003	$0.999405	$0.993896	682,961.604
Transamerica Small/Mid Cap Value – Initial Class(1)m
2003	$0.624786	$1.176997	184,776.166
2002	$1.000000	$0.624786	270,032.372

Merrill Lynch Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica U.S. Government Securities – Initial Class(1)
2003	$1.042912	$1.059877	1,655,492.145
2002	$1.000000	$1.042912	1,389,505.540
T. Rowe Price Equity Income – Initial Class(1)
2003	$0.841110	$1.042793	1,818,429.181
2002	$1.000000	$0.841110	1,068,795.427
T. Rowe Price Growth Stock – Initial Class(1)
2003	$0.817448	$1.055194	1,435,087.254
2002	$1.000000	$0.817448	853,039.860
T. Rowe Price Small Cap – Initial Class(5)
2003	$0.744004	$1.031215	1,060,864.160
2002	$1.000000	$0.744004	539,694.275
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.824046	$1.080388	257,636.614
2002	$1.000000	$0.824046	99,636.670
Van Kampen Large Cap Core – Initial Class(1)n
2003	$0.874009	$1.044706	268,697.734
2002	$1.000000	$0.874009	214,769.043
Van Kampen Emerging Growth – Initial Class(7)
2003	$0.723956	$0.915881	646,387.625
2002	$1.000000	$0.723956	415,655.829
Van Kampen Money Market – Initial Class(1)l
2002	$1.000000	$0.999405	805,365.019

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

[a]	Merrill Lynch Developing Capital Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

[b]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[c]	Formerly known as American Century Income & Growth.

[d]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[e]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies - Technology SM.

[f]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[g]	This subaccount re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[h]	Formerly known as PBHG/NWQ Value Select.

[i]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[j]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[k]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[l]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[m]	Formerly known as Dreyfus Small Cap Value.

[n]	Formerly known as Van Kampen Asset Allocation.

Merrill Lynch Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Merrill Lynch Basic Value V.I. Fund(1)
2003	$0.792544	$1.042915	4,288,462.402
2002	$0.975841	$0.792544	4,170,511.783
2001	$1.000000	$0.975841	891,090
Merrill Lynch High Current Income V.I. Fund(1)
2003	$0.951595	$1.204082	1,249,778.426
2002	$0.977820	$0.951595	1,369,869.111
2001	$1.000000	$0.977820	274,630
Merrill Lynch Global Allocation V.I. Fund(1)a
2003	$0.869886	$1.307272	39,321.460
2002	$0.981284	$0.869886	39,818.213
2001	$1.000000	$0.981284	1,000
Asset Allocation – Conservative Portfolio – Initial Class(8)
2003	$0.897884	$1.090010	393,484.536
2002	$1.000000	$0.897884	99.910
Asset Allocation – Growth Portfolio –Initial Class(8)
2003	$0.806199	$1.041488	234,637.209
2002	$1.000000	$0.806199	230,786.046
Asset Allocation – Moderate Portfolio –Initial Class(8)
2003	$0.869359	$1.072164	1,515,767.344
2002	$1.000000	$0.869359	394,905.744
Asset Allocation – Moderate Growth Portfolio – Initial Class(8)
2003	$0.840747	$1.055976	1,079,814.916
2002	$1.000000	$0.840747	243,545.678
Alger Aggressive Growth –Initial Class(5)b
2003	$0.583701	$0.778179	602,641.215
2002	$0.900861	$0.583701	491,674.073
2001	$1.000000	$0.900861	77,550
American Century Large Company Value – Initial Class(7)c
2003	$0.748541	$0.952152	611,913.894
2002	$0.940149	$0.748541	580,090.907
2001	$1.000000	$0.940149	92,008
American Century International – Initial Class(7)d
2003	$0.642367	$0.794901	883,158.814
2002	$0.834029	$0.642367	564,907.520
2001	$1.000000	$0.834029	245,426
BlackRock Global Science & Technology Opportunities – Initial Class(8)e
2003	$0.716831	$1.076361	0.000
2002	$1.000000	$0.716831	99.910
BlackRock Mid Cap Growth – Initial Class(8)b
2003	$0.758849	$0.969403	19,007.113
2002	$1.000000	$0.758849	3,562.983

Merrill Lynch Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Capital Guardian Global –Initial Class(2)
2003	$0.695651	$0.945434	317,797.340
2002	$0.875178	$0.695651	326,603.536
2001	$1.000000	$0.875178	13,935
Capital Guardian U.S. Equity –Initial Class(4)f
2003	$0.711263	$0.958896	1,074,544.413
2002	$0.945070	$0.711263	1,041,318.861
2001	$1.000000	$0.945070	93,088
Capital Guardian Value –Initial Class(1)
2003	$0.801427	$1.065254	1,651,529.668
2002	$1.023245	$0.801427	1,660,061.823
2001	$1.000000	$1.023245	311,539
Clarion Real Estate Securities –Initial Class(8)
2003	$0.931052	$1.248199	48,955.630
2002	$1.000000	$0.931052	16,861.570
Gabelli Global Growth – Initial Class(6)d
2002	$0.892401	$0.737695	249,343.212
2001	$1.000000	$0.892401	48,971
Great Companies – AmericaSM –Initial Class(7)
2003	$0.770822	$0.949135	150,758.783
2002	$0.984049	$0.770822	153,596.315
2001	$1.000000	$0.984049	4,650
Great Companies – TechnologySM –Initial Class(7)e
2003	$0.473501	$0.705945	113,061.854
2002	$0.774757	$0.473501	102,242.399
2001	$1.000000	$0.774757	118,826
Janus Growth –Initial Class(1)
2003	$0.537330	$0.700984	302,447.206
2002	$0.784523	$0.537330	302,564.155
2001	$1.000000	$0.784523	165,159
Jennison Growth – Initial Class(1)
2003	$0.597188	$0.759530	5,878.870
2002	$0.873072	$0.597188	26,824.008
2001	$1.000000	$0.873072	10,086
J.P. Morgan Enhanced Index –Initial Class(1)
2003	$0.669596	$0.852747	728,148.836
2002	$0.899067	$0.669596	744,144.999
2001	$1.000000	$0.899067	170,071
Marsico Growth –Initial Class(5)g
2003	$0.646422	$0.806626	497,779.306
2002	$0.884268	$0.646422	502,530.925
2001	$1.000000	$0.884268	263,027

Merrill Lynch Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Mercury Large Cap Value – Initial Class(5)h
2003	$0.800587	$1.026183	323,754.130
2002	$0.944875	$0.800587	345,911.748
2001	$1.000000	$0.944875	78,055
MFS High Yield – Initial Class(3)
2003	$0.988505	$1.149503	945,857.760
2002	$0.980546	$0.988505	668,239.890
2001	$1.000000	$0.980546	128,926
PBHG Mid Cap Growth – Initial Class(5)i
2003	$0.582935	$0.737383	860,761.524
2002	$0.824293	$0.582935	909,997.993
2001	$1.000000	$0.824293	199,637
PIMCO Total Return –Initial Class(8)
2003	$1.053222	$1.091227	1,136,788.575
2002	$1.000000	$1.053222	730,334.216
Salomon All Cap –Initial Class(5)
2003	$0.703500	$0.939060	1,227,481.355
2002	$0.946133	$0.703500	1,326,410.487
2001	$1.000000	$0.946133	277,733
Templeton Great Companies Global – Initial Class(6)j
2003	$0.714658	$0.894511	112,489.143
2002	$0.921911	$0.714658	105,241.149
2001	$1.000000	$0.921911	34,780
Transamerica Balanced – Initial Class(8)k
2003	$0.941146	$1.058695	21,679.022
2002	$1.000000	$0.941146	99.910
Transamerica Convertabile Securities –Initial Class(5)
2003	$0.924287	$1.128889	10,933.864
2002	$1.000000	$0.924287	99.910
Transamerica Equity –Initial Class(5)b
2003	$0.670137	$0.868532	736,208.988
2002	$0.872609	$0.670137	994,698.989
2001	$1.000000	$0.872609	245,830
Transamerica Growth Opportunities – Initial Class(7)i
2003	$0.938318	$1.215991	266,858.120
2002	$1.108736	$0.938318	298,152.367
2001	$1.000000	$1.108736	103,014
Transamerica Money Market – Initial Class(1)l
2003	$1.011588	$1.006504	760,607.724
Transamerica Small/Mid Cap Value –Initial Class(1)m
2003	$0.585256	$1.103071	2,672,494.596
2002	$0.978906	$0.585256	3,293,032.918
2001	$1.000000	$0.978906	680,486

Merrill Lynch Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica U.S. Government Securities – Initial Class(1)
2003	$1.062441	$1.080238	3,219,804.739
2002	$1.016603	$1.062441	3,474,144.524
2001	$1.000000	$1.016603	549,854
T. Rowe Price Dividend Growth –Initial Class(5)n
2002	$0.963704	$0.772679	602,705.314
2001	$1.000000	$0.963704	127,015
T. Rowe Price Equity Income – Initial Class(1)n
2003	$0.851550	$1.056260	2,561,029.409
2002	$0.988919	$0.851550	2,757,519.217
2001	$1.000000	$0.988919	641,370
T. Rowe Price Growth Stock – Initial Class(1)
2003	$0.712910	$0.920713	2,113,251.130
2002	$0.935195	$0.712910	2,332,528.627
2001	$1.000000	$0.935195	562,032
T. Rowe Price Small Cap – Initial Class(5)
2003	$0.685942	$0.951198	1,082,207.561
2002	$0.955974	$0.685942	1,121,595.884
2001	$1.000000	$0.955974	126,060
Van Kampen Active International Allocation – Initial Class(1)
2003	$0.680836	$0.893060	618,179.887
2002	$0.830259	$0.680836	598,957.784
2001	$1.000000	$0.830259	86,172
Van Kampen Large Cap Core – Initial Class(1)o
2003	$0.796805	$0.952895	1,581,165.185
2002	$0.964813	$0.796805	1,681,401.994
2001	$1.000000	$0.964813	606,384
Van Kampen Emerging Growth – Initial Class(7)
2003	$0.533456	$0.675216	1,388,594.798
2002	$0.806903	$0.533456	2,204,412.828
2001	$1.000000	$0.806903	377,353
Van Kampen Money Market – Initial Class(1)l
2002	$1.011385	$1.011588	930,625.962
2001	$1.000000	$1.011385	626,391
PAM Transamerica U.S. Government Securities – Service Class(1)
2003	$1.000000	$1.010822	0.000
AIM V.I. Basic Value Fund – Series II(8)
2003	$0.759054	$0.999279	0.000
2002	$1.000000	$0.759054	42,461.523
AIM V.I. Capital Appreciation Fund – Series II(8)
2003	$0.794340	$1.013497	0.000
2002	$1.000000	$0.794340	99.910
AllianceBernstein Growth & Income Portfolio – Class B(7)
2003	$0.711608	$0.929033	2,960,088.281
2002	$0.926892	$0.711608	2,850,562.724
2001	$1.000000	$0.926892	518,898

Merrill Lynch Total Separate Account Annual Expenses: 1.25%

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AllianceBernstein Premier Growth Portfolio – Class B(7)
2003	$0.584791	$0.712537	1,592,267.943
2002	$0.770183	$0.584791	1,546,736.466
2001	$1.000000	$0.856157	509,161
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)
2003	$0.546769	$0.727757	149,425.595
2002	$0.770183	$0.546769	167,137.379
2001	$1.000000	$0.770183	32,357
Janus Aspen – Mid Cap Value Portfolio – Service Shares(6)p
2003	$0.685852	$0.956576	111,127.621
2002	$0.906817	$0.685852	115,229.879
2001	$1.000000	$0.906817	59,102
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)
2003	$0.614202	$0.750275	1,127,013.431
2002	$0.837086	$0.614202	1,330,626.326
2001	$1.000000	$0.837086	198,635
MFS New Discovery Series – Service Class(8)
2003	$0.748106	$0.985901	12,921.904
2002	$1.000000	$0.748106	13,073.612
MFS Total Return Series – Service Class(8)
2003	$0.918965	$1.052890	32,133.945
2002	$1.000000	$0.918965	73,983.989
Fidelity – VIP Contrafund® Portfolio – Service Class 2(5)
2003	$0.845652	$1.070719	903,636.920
2002	$0.947203	$0.845652	892,593.822
2001	$1.000000	$0.947203	165,537
Fidelity – VIP Equity-Income Portfolio – Service Class 2(5)
2003	$0.767303	$0.985400	594,701.497
2002	$0.937746	$0.767303	550,045.604
2001	$1.000000	$0.937746	76,893
Fidelity – VIP Growth Portfolio – Service Class 2(7)
2003	$0.598043	$0.782870	463,098.979
2002	$0.868717	$0.598043	343,592.321
2001	$1.000000	$0.868717	90,444
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(5)
2003	$0.703559	$0.899200	108,249.828
2002	$0.913372	$0.703559	209,107.008
2001	$1.000000	$0.913372	32,325
Fidelity – VIP Mid Cap Portfolio – Service Class 2(5)
2003	$0.914603	$1.248854	1,353,943.158
2002	$1.029218	$0.914603	1,664,798.002
2001	$1.000000	$1.029218	222,446
Fidelity – Value Strategies Portfolio – Service Class 2(8)
2003	$0.749434	$1.164786	196,260.502
2002	$1.000000	$0.749434	104,084.605

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

[a]	Merrill Lynch Developing Capital Markets V.I. Fund merged into Merrill Lynch Global Allocation V.I. Fund.

[b]	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

[c]	Formerly known as American Century Income & Growth.

[d]	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

[e]	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies—Technology SM.

[f]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[g]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[h]	Formerly known as PBHG/NWQ Value Select.

[i]	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

[j]	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

[k]	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

[l]	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

[m]	Formerly known as Dreyfus Small Cap Value.

[n]	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

[o]	Formerly known as Van Kampen Asset Allocation.

[p]	As of May 1, 2003 Janus Aspen – Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio.

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2003, 2002, and 2001

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2003, 2002, and 2001

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2003. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2003.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2003, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39. Also as described in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting policy for derivative instruments.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

Des Moines, Iowa

February 13, 2004

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2003	2002
Admitted assets
Cash and invested assets:
Cash and short-term investments	$184,618	$614,687
Bonds	20,343,445	18,782,977
Preferred stocks:
Affiliated entities	944	991
Other	98,178	94,353
Common stocks:
Affiliated entities (cost: 2003 - $24,063; 2002 - $18,313)	881	250
Other (cost: 2003 - $125,365; 2002 - $104,470)	127,048	103,197
Mutual funds sponsored by affiliated entities (cost: 2002 - $4,689)	—	3,882
Mortgage loans on real estate	3,565,375	2,661,200
Real estate:
Home office properties	6,919	7,295
Properties held for production of income	23,303	26,406
Properties held for sale	16,792	12,852
Policy loans	59,842	59,664
Receivable for securities	187,855	—
Net short-term notes receivable from affiliates	—	183,000
Other invested assets	621,906	517,285

Total cash and invested assets	25,237,106	23,068,039
Premiums deferred and uncollected	16,754	14,620
Accrued investment income	321,801	315,741
Reinsurance receivable	1,752	1,883
Federal and foreign income tax recoverable	1,197	13,782
Net deferred income tax asset	69,252	111,460
Accrued capital contribution	—	200,000
Other admitted assets	26,719	15,460
Separate account assets	12,262,847	7,784,759

Total admitted assets	$37,937,428	$31,525,744

3

	December 31
	2003	2002
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,768,481	$2,438,160
Annuity	13,715,219	11,786,082
Accident and health	528,812	466,263
Policy and contract claim reserves:
Life	14,760	17,458
Accident and health	19,743	29,712
Liabilities for deposit-type contracts	6,916,354	7,060,714
Other policyholders’ funds	2,602	2,460
Remittances and items not allocated	114,205	351,031
Asset valuation reserve	158,796	60,506
Interest maintenance reserve	55,646	–
Other liabilities	353,334	288,602
Reinsurance in unauthorized companies	117	3,453
Funds held under coinsurance and other reinsurance treaties	71,495	62,575
Transfers from separate accounts due or accrued	(523,760)	(328,108)
Payable for securities	182,974	36,001
Payable to affiliates	18,778	878
Separate account liabilities	12,217,743	7,740,502

Total liabilities	36,615,299	30,016,289
Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 223,500 issued and outstanding shares	2,235	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value - $58,000)	425	425
Surplus notes	575,000	575,000
Paid-in surplus	679,982	934,282
Unassigned surplus (deficit)	64,487	(2,487)

Total capital and surplus	1,322,129	1,509,455

Total liabilities and capital and surplus	$37,937,428	$31,525,744

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$535,218	$517,384	$554,684
Annuity	5,058,195	8,304,910	4,118,905
Accident and health	152,166	145,949	150,586
Net investment income	1,258,799	1,091,577	825,953
Amortization of interest maintenance reserve	10,335	1,447	3,503
Commissions and expense allowances on reinsurance ceded	18,209	29,704	(6,941)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	168,774	81,946	60,188
Modco reinsurance reserve adjustment	1,580,949	174,818	149,733
Other income	38,656	7,591	18,168

	8,821,301	10,355,326	5,874,779
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	136,816	142,567	127,370
Surrender benefits	1,214,905	963,589	1,194,122
Other benefits	525,489	477,982	356,649
Increase in aggregate reserves for policies and contracts:
Life	330,354	186,782	141,397
Annuity	1,932,682	4,298,123	2,730,317
Accident and health	62,549	82,029	78,869

	4,202,795	6,151,072	4,628,724
Insurance expenses:
Commissions	408,614	521,704	290,622
General insurance expenses	85,350	101,855	81,737
Taxes, licenses and fees	20,868	15,630	15,934
Net transfers to separate accounts	2,079,436	3,540,518	823,622
Reinsurance transaction initial consideration	1,587,431	—	—
Other expenses	110,040	23,294	14,980

	4,291,739	4,203,001	1,226,895

Total benefits and expenses	8,494,534	10,354,073	5,855,619
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	326,767	1,253	19,160
Dividends to policyholders	423	497	545

Gain from operations before federal income tax expense and net realized capital losses	326,344	756	18,615
Federal income tax expense	71,331	19,389	28,149

Gain (loss) from operations before net realized capital losses on investments	255,013	(18,633)	(9,534)
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(40,876)	(102,519)	(107,276)

Net income (loss)	$214,137	$(121,152)	$(116,810)

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2001	$2,660	$—	$—	$254,282	$225,283	$482,225
Net loss	—	—	—	—	(116,810)	(116,810)
Change in net unrealized capital gains/losses	—	—	—	—	(10,700)	(10,700)
Change in non-admitted assets	—	—	—	—	(51,381)	(51,381)
Change in asset valuation reserve	—	—	—	—	47,320	47,320
Tax benefit on stock options exercised	—	—	—	—	897	897
Change in surplus in separate accounts	—	—	—	—	(3,378)	(3,378)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,110)	(1,110)
Change in net deferred income tax	—	—	—	—	64,840	64,840
Cumulative effect of changes in accounting principles	—	—	—	—	23,045	23,045
Dividends to stockholder	—	—	—	—	(3,000)	(3,000)
Exchange of common stock for preferred stock	(425)	425	—	—	—	—
Reinsurance transactions	—	—	—	—	37,290	37,290
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2001	2,235	425	—	534,282	212,296	749,238
Net loss	—	—	—	—	(121,152)	(121,152)
Change in net unrealized capital gains/losses	—	—	—	—	(68,482)	(68,482)
Change in non-admitted assets	—	—	—	—	(40,354)	(40,354)
Change in asset valuation reserve	—	—	—	—	(1,634)	(1,634)
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax	—	—	—	—	109,575	109,575
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserve on account of change in valuation basis	—	—	—	—	(18,990)	(18,990)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	400,000	—	400,000
Tax benefit on stock options exercised	—	—	—	—	106	106

Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455
Net income	—	—	—	—	214,137	214,137
Change in net unrealized capital gains/losses	—	—	—	—	15,821	15,821
Change in non-admitted assets	—	—	—	—	63,918	63,918
Change in asset valuation reserve	—	—	—	—	(98,290)	(98,290)
Change in surplus in separate accounts	—	—	—	—	(3,181)	(3,181)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	3,336	3,336
Change in net deferred income tax	—	—	—	—	(97,046)	(97,046)
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Change in reserve on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	10,407	10,407

Balance at December 31, 2003	$2,235	$425	$575,000	$679,982	$64,487	$1,322,129

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Operating activities
Premiums collected, net of reinsurance	$5,696,454	$8,933,379	$4,802,420
Net investment income	1,281,049	1,043,968	763,113
Miscellaneous income	246,396	324,313	281,900
Benefit and loss related payments	(2,434,163)	(1,720,961)	(1,625,885)
Net transfers to separate accounts	(2,279,325)	(3,717,876)	(857,228)
Commissions, expenses paid and aggregate write-ins for deductions	(613,193)	(661,703)	(399,600)
Dividends paid to policyholders	(431)	(566)	(566)
Federal and foreign income taxes received (paid)	(78,951)	(56,405)	(7,134)

Net cash provided by operating activities	1,817,836	4,144,149	2,957,020
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	23,291,785	20,458,498	7,553,214
Stocks	35,801	63,253	80,053
Mortgage loans	340,154	142,834	178,704
Real estate	9,555	3,696	587
Other invested assets	89,066	70,148	37,923
Miscellaneous proceeds	330,477	—	661

Total investment proceeds	24,096,838	20,738,429	7,851,142
Cost of investments acquired:
Bonds	(24,696,804)	(26,453,740)	(13,464,536)
Stocks	(63,612)	(118,500)	(134,774)
Mortgage loans	(1,284,561)	(739,171)	(659,618)
Real estate	1,760	(2,261)	1,592
Other invested assets	(171,048)	(199,836)	(241,521)
Miscellaneous applications	(262,515)	(176,501)	(38,461)

Total cost of investments acquired	(26,476,780)	(27,690,009)	(14,537,318)
Net increase in policy loans	(178)	(630)	(1,463)

Net cost of investments acquired	(26,476,958)	(27,690,639)	(14,538,781)

Net cash used in investing activities	(2,380,120)	(6,952,210)	(6,687,639)

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$200,000	$775,000	$280,000
Borrowed money	—	—	(6,200)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	468,820	2,333,331	4,406,794
Other sources	390,658	317,218	354,709

Total cash provided	1,059,478	3,425,549	5,035,303
Other cash applied:
Dividends paid to stockholder	(45,700)	—	(3,000)
Capital distribution	(254,300)	—	—
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(627,263)	(74,026)	(944,380)
Other applications	—	(122,071)	(262,232)

Total other cash applied	(927,263)	(196,097)	(1,209,612)

Net cash provided by financing and miscellaneous activities	132,215	3,229,452	3,825,691

Net increase (decrease) in cash and short-term investments	(430,069)	421,391	95,072
Cash and short-term investments:
Beginning of year	614,687	193,296	98,224

End of year	$184,618	$614,687	$193,296

See accompanying notes.

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding) which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2003 and 2002, the Company excluded investment income due and accrued of $39,437 and $34,280, respectively, with respect to such practices.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Effective January 1, 2003, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change in accounting principle had no impact on capital and surplus.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. A cash payment is often exchanged at the outset of the swap contract to represent the present value of cash flows of the instrument. This payment occurs because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged at each due date as well as at the end of the contract. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost, consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current interest rate environment for the future. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and amortized into earnings over the life of the future, investment asset.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead.

These derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 10.0 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist (See note 8).

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue or benefits paid.

Stock Option and Stock Appreciation Rights Plans

Prior to 2002, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. Beginning in 2002, AEGON N.V. offered stock appreciation rights to eligible employees which do not entitle them to the purchase of AEGON N.V. shares, but provide similar financial benefits.

Reclassifications

Certain reclassifications have been made to the 2002 and 2001 financial statements to conform to the 2003 presentation.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus (deficit) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,110, bond writedowns of $3,490, and the establishment of a vacation accrual of $630.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accountings are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At December 31, 2003 and 2002, cumulative unpaid dividends relating to the preferred shares were $-0- and $5,942, respectively.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution was carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the suprlus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2003 and 2002 are as follows:

December 31, 2003
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$16,500	$4,125
December 30, 2002	6.0	300,000	300,000	13,550	13,550	4,500

Total		$575,000	$575,000	$30,050	$30,050	$8,625

December 31, 2002
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$—	$—	$4,125
December 30, 2002	6.0	300,000	300,000	—	—	50

Total		$575,000	$575,000	$—	$—	$4,175

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Net short-term receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2003		2002
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$184,618	$184,618	$614,687	$614,687
Bonds	20,343,445	21,025,804	18,782,977	19,176,826
Preferred stocks, other than affiliates	98,178	99,879	94,353	92,279
Common stocks, other than affiliates	127,048	127,048	103,197	103,197
Mutual funds sponsored by affiliated entities	—	—	3,882	3,882
Mortgage loans on real estate	3,565,375	3,762,244	2,661,200	2,895,363
Policy loans	59,842	59,842	59,664	59,664
Net short-term notes receivable from affiliates	—	—	183,000	183,000
Interest rate caps	43	82	72	9
Swaps	(180,628)	170,896	(89,890)	(126,004)
Separate account assets	12,262,847	12,262,847	7,784,759	7,784,759

Liabilities
Investment contract liabilities	19,062,683	19,537,732	18,846,796	18,894,175
Separate account annuity liabilities	10,251,990	10,251,990	6,253,739	6,248,530

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$429,248	$2,757	$9,090	$—	$422,915
State, municipal, and other government	608,563	77,332	3,936	7,405	674,554
Public utilities	1,215,136	69,342	8,390	3,302	1,272,786
Industrial and miscellaneous	11,456,607	597,287	51,531	14,806	11,987,557
Mortgage and other asset-backed securities	6,633,891	112,227	31,380	46,746	6,667,992

	20,343,445	858,945	104,327	72,259	21,025,804
Preferred stocks	98,178	1,716	15	—	99,879
Affiliated preferred stocks	944	—	—	—	944

	$20,442,567	$860,661	$104,342	$72,259	$21,126,627

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$943,736	$11,094	$3,766	$951,064
State, municipal, and other government	472,741	42,834	18,952	496,623
Public utilities	1,005,793	56,296	50,462	1,011,627
Industrial and miscellaneous	8,534,474	472,777	114,699	8,892,552
Mortgage and other asset-backed securities	7,826,233	157,025	158,298	7,824,960

	18,782,977	740,026	346,177	19,176,826
Preferred stocks	94,353	249	2,323	92,279
Affiliated preferred stocks	991	—	—	991

	$18,878,321	$740,275	$348,500	$19,270,096

The Company held bonds and preferred stock at December 31, 2003 with a carrying value of $17,581 and amortized cost of $39,700 that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2003 is as follows:

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2003
Bonds:
United States Government and agencies	$—	$330,102	$330,102
State, municipal and other government	3,448	56,448	59,896
Public utilities	40,360	238,878	279,238
Industrial and miscellaneous	279,617	1,919,157	2,198,774
Mortgage and other asset-backed securities	695,195	1,976,333	2,671,528

	1,018,620	4,520,918	5,539,538
Preferred stocks	—	4,430	4,430

	$1,018,620	$4,525,348	$5,543,968

The carrying amounts and estimated fair values of bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$193,304	$196,073
Due after one year through five years	4,364,089	4,568,590
Due after five years through ten years	6,506,015	6,823,902
Due after ten years	2,646,146	2,769,247

	13,709,554	14,357,812
Mortgage and other asset-backed securities	6,633,891	6,667,992

	$20,343,445	$21,025,804

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

The Company’s investment in Transamerica Capital III, a long-term bond issued by an affiliate, is valued at amortized cost with a carrying value of $3,083 and 4,234 at December 31, 2003 and 2002, respectively.

A detail of net investment income is presented below:

	Year Ended December 31
	2003	2002	2001
Interest on bonds and preferred stock	$1,105,904	$956,905	$684,756
Dividends on equity investments	3,872	2,065	1,362
Interest on mortgage loans	202,838	161,211	147,811
Rental income on real estate	7,828	8,253	8,289
Interest on policy loans	4,225	3,945	4,269
Derivatives	(22,920)	(14,101)	(34,729)
Other	21,932	26,331	50,787

Gross investment income	1,323,139	1,144,609	862,545
Less investment expenses	64,340	53,032	36,592

Net investment income	$1,258,799	$1,091,577	$825,953

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2003	2002	2001
Proceeds	$23,291,971	$20,462,679	$7,556,980

Gross realized gains	$309,579	$152,259	$82,314
Gross realized losses	(169,860)	(250,673)	(123,094)

Net realized gains (losses)	$139,719	$(98,414)	$(40,780)

Gross realized losses for the years ended December 31, 2003, 2002 and 2001 include $64,587, $103,424 and $86,275, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2003, investments with an aggregate carrying value of $53,164 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2003	2002	2001
Bonds and preferred stocks	$139,719	$(98,414)	$(40,780)
Equity securities	(1,549)	3,695	6,266
Mortgage loans on real estate	(78)	374	—
Real estate	1,248	(3,193)	399
Short-term investments	—	—	661
Derivatives	(74,660)	(49,788)	(34,729)
Other invested assets	2,114	2,535	(6,059)

	66,794	(144,791)	(74,242)
Tax effect	(20,204)	8,725	(8,658)
Transfer from (to) interest maintenance reserve	(87,466)	33,547	(24,376)

Net realized losses	$(40,876)	$(102,519)	$(107,276)

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2003	2002	2001
Bonds	$80,148	$27,211	$15,112
Preferred stocks	(378)	(3,606)	3,437
Common stocks	2,956	(3,598)	(7,270)
Affiliated entities	(4,320)	(129)	(15,246)
Mortgage loans on real estate	(27,194)	452	(834)
Other invested assets	21,092	(28,463)	712
Real estate	—	298	—
Derivative instruments	(56,483)	(60,647)	(6,611)

Change in unrealized gains/losses	$15,821	$(68,482)	$(10,700)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2003	2002
Unrealized gains	$2,933	$1,703
Unrealized losses	(1,250)	(2,976)

Net unrealized gains (losses)	$1,683	$(1,273)

During 2003, the Company issued mortgage loans with interest rates ranging from 2.54% to 8.04%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $6,706 were non-income producing for the previous 180 days. Accrued interest of $562 related to these mortgage loans was excluded from investment income at December 31, 2003. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2003 and 2002, the Company had bonds and stocks aggregating $32,804 and $66, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. The related realized losses during the years ended December 31, 2003 and 2002 were $35,314 and $-0-, respectively. The are no commitments to lend additional funds to debtors owing receivables.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2003 and 2002, the Company held a mortgage loan loss reserve in the AVR of $42,314 and $18,989, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2003	2002		2003	2002
South Atlantic	25%	27%	Office	38%	42%
Pacific	23	24	Industrial	22	19
Mountain	14	11	Apartment	18	18
E. North Central	13	14	Retail	16	16
Middle Atlantic	11	10	Other	6	5
W. North Central	6	6
W. South Central	4	4
New England	2	3
E. South Central	2	1

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2003 and 2002, the Company had replicated assets with a fair value of $196,173 and $221,709, respectively, and credit default swaps with a fair value of $(841) and $(4,161), respectively. During the year ended December 31, 2003, 2002, and 2001, the Company recognized capital losses in the amount of $-0-, $-0-, and $20,125, respectively, related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. As of the reporting date, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $411,469.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

At December 31, 2003 and 2002, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2003	2002
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$4,295,140	$3,907,327
Receive floating – pay fixed	4,884,879	3,770,710
Receive floating (uncapped) – pay floating (capped)	2,901,587	3,262,219
Receive floating (LIBOR) – pay floating (S&P)	—	45,000
Interest rate cap agreements	32,446	33,904

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 19 years. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in equity. For the year ended December 31, 2003, none of the Company’s cash flow hedges have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the year ended December 31, 2003, the Company has recorded $(713) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2003	2002	2001
Direct premiums	$5,780,989	$9,070,709	$4,855,609
Reinsurance assumed – non affiliates	28,199	30,473	16,193
Reinsurance assumed - affiliates	145,114	218,537	245,001
Reinsurance ceded – non affiliates	(164,902)	(323,974)	(270,278)
Reinsurance ceded – affiliates	(43,821)	(27,502)	(22,350)

Net premiums earned	$5,745,579	$8,968,243	$4,824,175

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $172,208, $122,531, and $135,889 during 2003, 2002, and 2001, respectively. At December 31, 2003 and 2002, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,051 and $4,238, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2003 and 2002 of $1,387,937 and $1,468,069, respectively.

At December 31, 2003, amounts recoverable from unauthorized reinsurers of $2,153 (2002—$4,315) and reserve credits for reinsurance ceded of $34,928 (2002 – $46,901) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $42,436 at December 31, 2003, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. During 2003 and 2002, $3,304 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $40,000.

Additionally, in 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $4,249 was credited directly to unassigned surplus. During 2003 and 2002, $474 and $816, respectively, of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2003, the Company entered into another reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $275 into earnings with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $9,400.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. Subsequent to the initial gain, the Company has amortized $9,473 into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes

The main components of net deferred income taxes:

	December 31
	2003	2002
Deferred income tax assets:
Guaranty funds	$5,477	$5,445
Non-admitted assets	21,553	6,401
Loss carryforwards	—	23,244
Deferred acquisition costs	152,323	136,324
Reserves	45,131	69,185
Unrealized capital losses	40,432	78,471
Other	14,218	7,196

Total deferred income tax assets	279,134	326,266
Deferred income tax assets – nonadmitted	126,651	181,489
Deferred income tax liabilities:
Partnerships	—	721
Real estate	—	1,217
Unrealized capital gains	77,261	29,544
Other	5,970	1,835

Total deferred income tax liabilities	$83,231	$33,317

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2003	2002	2001
Change in net deferred income tax asset	$(97,046)	$109,574	$64,840

Change in deferred income tax assets - nonadmitted	(54,838)	32,076	50,003

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year ended December 31
	2003	2002	2001
Income tax computed at federal statutory rate (35%)	$114,221	$265	$6,515
Deferred acquisition costs – tax basis	15,700	30,953	22,560
Depreciation	(112)	(148)	104
Dividends received deduction	(2,597)	(2,413)	(2,228)
IMR amortization	(8,134)	(506)	(1,226)
Investment income items	(5,054)	(4,934)	(4,937)
Low income housing credits	(6,035)	(6,051)	(5,725)
Prior year under (over) accrual	(41,277)	740	(918)
Reinsurance transactions	3,643	(1,442)	13,051
Tax reserve adjustment	(3,546)	4,675	2,705
Other	4,522	(1,750)	(1,752)

Federal income tax expense	$71,331	$19,389	$28,149

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Income taxes incurred during 2003, 2002 and 2001 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $218,994, $1,319 and $-0-, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2003). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2003		2002
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$2,234,306	7%	$1,684,200	6%
Subject to discretionary withdrawal at book value less surrender charge	7,572,375	23	7,425,333	28
Subject to discretionary withdrawal at market value	9,772,559	30	5,926,569	22
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	5,876,296	18	4,281,342	16
Not subject to discretionary withdrawal provision	6,913,877	22	7,278,306	28

	32,369,413	100%	26,595,750	100%

Less reinsurance ceded	1,295,797		1,378,208

Total policy reserves on annuities and deposit-type liabilities	$31,073,616		$25,217,542

Included in the liability for deposit-type contracts at December 31, 2003 and 2002 are approximately $4,381,000 and $5,141,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2003, the contractual maturities were 2004 - $150,000; 2005 - $781,000; 2006 - $1,139,000; 2007 - $1,373,000; 2008 - $100,000 and thereafter - $838,000.

The Company’s liability for deposit-type contracts includes GIC’s and Funding Agreements assumed from Monumental Life Insurance Company, an affiliate. The

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

liabilities assumed are $5,426,617 and $5,986,691 at December 31, 2003 and 2002, respectively.

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2003, 2002, and 2001 is as follows:

	Guaranteed Separate Account	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2003	$—	$1,895,800	$1,895,800

Reserves for separate accounts with assets at:
Fair value	$—	$11,232,371	$11,232,371
Amortized cost	388,149	—	388,149

Total at December 31, 2003	$388,149	$11,232,371	$11,620,520

Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total at December 31, 2002	$369,996	$6,953,417	$7,323,413

Premiums, deposits, and other considerations for the year ended December 31, 2001	$59,498	$1,221,739	$1,281,237

Reserves for separate accounts with assets at:
Fair value	$—	$4,574,436	$4,574,436
Amortized cost	175,950	—	175,950

Total at December 31, 2001	$175,950	$4,574,436	$4,750,386

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2003	2002	2001
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,897,576	$3,133,334	$1,281,237
Transfers from separate accounts	177,729	402,618	(456,777)

Net transfers to separate accounts	2,075,305	3,535,952	824,460
Miscellaneous reconciling adjustments	4,131	4,566	(838)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$2,079,436	$3,540,518	$823,622

At December 31, 2003 and 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2003
Guaranteed minimum income benefit	$7,812,085	$70,780	$569
Guaranteed premium accumulation fund	43,229	5,301	—
Guaranteed minimum withdrawal benefit	16,915	15	(19)

2002
Guaranteed minimum income benefit	$4,684,220	$79,728	$—
Guaranteed premium accumulation fund	21,052	2,892	—

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2003 and 2002, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$6,443	$5,060	$1,383
Ordinary direct renewal business	20,609	5,827	14,782
Group life direct business	136	88	48

Total life and annuity	27,188	10,975	16,213
Accident and health:
Direct	541	—	541

Total accident and health	541	—	541

	$27,729	$10,975	$16,754

December 31, 2002
Life and annuity:
Ordinary direct first year business	$3,909	$2,741	$1,168
Ordinary direct renewal business	18,510	5,270	13,240
Group life direct business	216	105	111

Total life and annuity	22,635	8,116	14,519
Accident and health:
Direct	101	—	101

Total accident and health	101	—	101

	$22,736	$8,116	$14,620

At December 31, 2003 and 2002, the Company had insurance in force aggregating $221,263 and $121,707, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $4,590 and $3,813 to cover these deficiencies at December 31, 2003 and 2002, respectively.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 Statement of Changes in Capital and Surplus.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 Statement of Changes in Capital and Surplus.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus (which aggregates $64,487 at December 31, 2003) at the time of such dividend, the maximum payment which may be made in 2004, without the prior approval of insurance regulatory authorities, is $255,013.

During 2003, the Company paid $300,000 to its Parent Company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300. The Company did not pay a common stock dividend to its Parent Company during 2002. The Company paid dividends to its parent of $3,000 in 2001.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $1,658, $784, and $665 for the years ended December 31, 2003, 2002, and 2001, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $637, $353, and $314 for the years ended December 31, 2003, 2002, and 2001, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2003, 2002, and 2001 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $166, $95, and $94 for the years ended December 31, 2003, 2002, and 2001, respectively.

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2003, 2002 and 2001, the Company sold $7,726, $11,172 and $1,565, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2003, 2002, and 2001, the Company paid $70,838, $57,691, and $33,505, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2003, 2002, and 2001, the Company paid net interest of $985, $737, and $1,046, respectively, to affiliates.

During 2003, the Company distributed a common stock dividend of $45,700, $254,300 of cash to its parent, and received a cash capital contribution of $200,000 that was accrued in 2002. During 2002 and 2001, the Company received a capital contribution of $200,000 and $280,000, respectively, in cash from its parent. The Company paid dividends to its parent of $3,000 in 2001. In addition, in 2002, the Company issued a surplus note of $575,000 in exchange for cash.

At December 31, 2003, the Company did not have any net short-term notes receivable from an affiliate outstanding. At December 31, 2002, the Company had net short-term notes receivable from an affiliate of $183,000. At December 31, 2001, the Company had net short-term notes receivable of $140,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Related Party Transactions (continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $226,770 and $218,024 at December 31, 2003 and 2002, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to plan sponsors totaling $2,085,920 as of December 31, 2003. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of an affiliate, AEGON Assignment Corporation. This entity accepts assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2003, the Company has pledged invested assets with a carrying value and market value of $1,595,976 and $1,613,831, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. The additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2003 and 2002, the value of securities loaned amounted to $1,032,994 and $1,319,849, respectively.

The Company has contingent commitments for $114,104 at December 31, 2003 for joint ventures, partnerships, and limited liability companies.

At December 31, 2003, the Company has mortgage loan commitments of $170,131.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $15,608 and $15,557 and an offsetting premium tax benefit of $7,217 and $7,236 at December 31, 2003 and 2002, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $56,732, $(2,425), and $(1,943) for the years ended December 31, 2003, 2002, and 2001, respectively.

49

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2003

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$438,813	$432,774	$438,813
States, municipalities and political subdivisions	964,988	961,936	964,988
Foreign governments	563,166	638,451	563,166
Public utilities	1,215,136	1,272,786	1,215,136
All other corporate bonds	17,158,259	17,716,518	17,158,259
Redeemable preferred stocks	98,178	99,878	98,178

Total fixed maturities	20,438,540	21,122,343	20,438,540
Equity securities
Common stocks:
Banks, trust and insurance	67,850	67,850	67,850
Industrial, miscellaneous and all other	57,515	59,198	59,198

Total equity securities	125,365	127,048	127,048
Mortgage loans on real estate	3,565,375		3,565,375
Real estate	47,014		47,014
Policy loans	59,842		59,842
Other long-term investments	621,906		621,906
Cash and short-term investments	184,618		184,618

Total investments	$25,042,660		$25,044,343

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

50

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2003
Individual life	$2,764,007	$—	$14,470	$531,405	$153,537	$446,312	$245,453
Individual health	392,590	11,500	14,366	106,784	20,709	126,864	28,452	$106,785
Group life and health	125,468	3,728	5,667	49,195	8,272	13,632	19,184	77,969
Annuity	13,715,219	—	—	5,058,195	1,076,281	3,615,987	3,998,650

	$16,997,284	$15,228	$34,503	$5,745,579	$1,258,799	$4,202,795	$4,291,739

Year ended December 31, 2002
Individual life	$2,436,834	$—	$17,216	$516,751	$150,633	$309,835	$359,370
Individual health	310,926	10,881	12,570	98,628	17,831	103,672	30,235	$98,530
Group life and health	139,299	6,481	17,384	47,955	9,497	58,103	19,544	73,575
Annuity	11,786,084	—	—	8,304,909	913,616	5,679,462	3,793,852

	$14,673,143	$17,362	$47,170	$8,968,243	$1,091,577	$6,151,072	$4,203,001

Year ended December 31, 2001
Individual life	$2,249,755	$—	$13,452	$553,951	$146,877	$211,100	$658,786
Individual health	241,856	10,971	11,019	97,541	21,406	90,991	40,757	$97,144
Group life and health	125,564	7,387	17,292	53,778	12,054	61,171	24,416	52,600
Annuity	7,402,612	—	—	4,118,905	645,616	4,265,462	502,936

	$10,019,787	$18,358	$41,763	$4,824,175	$825,953	$4,628,724	$1,226,895

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

51

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2003
Life insurance in force	$15,114,682	$2,847,424	$90,171	$12,357,429	1%

Premiums:
Individual life	$532,188	$4,891	$4,108	$531,405	1%
Individual health	106,785	929	928	106,784	1%
Group life and health	77,969	52,051	23,277	49,195	47%
Annuity	5,064,047	150,852	145,000	5,058,195	3%

	$5,780,989	$208,723	$173,313	$5,745,579	1%

Year ended December 31, 2002
Life insurance in force	$13,710,176	$2,010,948	$99,989	$11,799,217	1%

Premiums:
Individual life	$567,557	$54,771	$3,965	$516,751	1%
Individual health	98,530	1,054	1,152	98,628	1%
Group life and health	73,575	50,977	25,357	47,955	53%
Annuity	8,331,047	244,674	218,536	8,304,909	3%

	$9,070,709	$351,476	$249,010	$8,968,243	3%

Year ended December 31, 2001
Life insurance in force	$12,213,483	$1,679,015	$100,311	$10,634,779	1%

Premiums:
Individual life	$547,754	$(2,497)	$3,700	$553,951	1%
Individual health	98,925	2,167	783	97,541	1
Group life and health	127,085	85,018	11,711	53,778	22
Annuity	4,081,845	207,940	245,000	4,118,905	6

	$4,855,609.00	$292,628	$261,194	$4,824,175	5%

52

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Year Ended December 31, 2003

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Financial Statements

Year Ended December 31, 2003

Report of Independent Auditors

The Board of Directors and Contract Owners

of Transamerica Landmark Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Asset Allocation—Growth, Asset Allocation—Conservative, Asset Allocation—Moderate, Asset Allocation—Moderate Growth, Alger Aggressive Growth, American Century Income & Growth, American Century International, BlackRock Global Science & Technology, BlackRock Mid Cap Growth, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Dreyfus Small Cap Value, Gabelli Global Growth, Great Companies—AmericaSM, Templeton Great Companies—Global2, Great Companies—TechnologySM, Janus Balanced (A/T), Janus Global, Janus Growth II (A/T), Janus Growth (A/T) Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, PBHG Mid Cap Growth, PBHG/NWQ Value Select, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, Transamerica U.S. Government Securities—Safe Fund, T. Rowe Price Dividend Growth, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Asset Allocation, Van Kampen Money Market, Transamerica Money Market, Van Kampen Emerging Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstien Growth & Income, AllianceBernstien Premier Growth, Janus Aspen—Mid Cap Growth, Janus Aspen—Strategic Value, Janus Aspen—Mid Cap Value, Janus Aspen—Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity—VIP Contrafund®, Fidelity—VIP Equity-Income, Fidelity—VIP Growth, Fidelity—VIP Growth Opportunities, Fidelity—VIP Mid Cap, and Fidelity—VIP Value Strategies, STI Captial Appreciation, STI Growth & Income, STI International Equity, STI Investment Grade Bond, STI Mid Cap Equity, STI Small Cap Value Equity, STI Value Income Stock subaccounts), which are available for investment by contract owners of the Transamerica Landmark Variable Annuity, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

1

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, which are available for investment by contract owners of Transamerica Landmark Variable Annuity, at December 31, 2003, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa

January 30, 2004

1.2

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	17,132,095.123	15,209,568.554	40,706,094.131	44,073,755.603

Cost	$145,370,274	$141,962,488	$367,966,815	$387,727,935

Number of shares - Service	337,425.042	446,705.103	838,657.152	851,731.092

Cost	$3,273,127	$4,666,203	$8,748,306	$8,512,263

Investments in mutual funds, at net asset value	$186,399,780	$174,719,547	$456,568,430	$486,102,284
Receivable for units sold	—	—	1,251	—

Total assets	186,399,780	174,719,547	456,569,681	486,102,284

Liabilities
Payable for units redeemed	55	103	—	200

	$186,399,725	$174,719,444	$456,569,681	$486,102,084

Net Assets:
Deferred annuity contracts terminable by owners	$186,399,725	$174,719,444	$456,569,681	$486,102,084

Total net assets	$186,399,725	$174,719,444	$456,569,681	$486,102,084

See accompanying notes.

2

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	4,301,259	4,597,145	8,665,072	9,478,661

M&E - 1.30%	31,502,546	36,517,745	88,673,069	82,297,814

M&E - 1.40%	1,067,280	1,220,110	4,984,403	3,099,007

M&E - 1.50%	11,144,352	12,742,903	34,977,510	38,881,200

M&E - 1.55%	120,545,601	86,726,621	254,065,896	295,457,304

M&E - 1.80%	1,151,369	1,323,518	5,854,834	2,165,266

M&E - 2.00%	—	—	—	—

M&E - 2.05%	6,570,528	13,292,137	21,854,280	22,222,990

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.041488	$1.090010	$1.072164	$1.055976

M&E - 1.30%	$1.040631	$1.089116	$1.071274	$1.055085

M&E - 1.40%	$1.038925	$1.087333	$1.069495	$1.053363

M&E - 1.50%	$1.037216	$1.085524	$1.067759	$1.051623

M&E - 1.55%	$1.036347	$1.084641	$1.066862	$1.050773

M&E - 1.80%	$1.032106	$1.080197	$1.062487	$1.046470

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.05%	$1.027907	$1.075781	$1.058168	$1.042179

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

3

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	1,215,964	2,687,666	4,421,264	4,238,377

M&E - 1.40%	—	—	—	—

M&E - 1.50%	286,084	453,424	1,060,239	866,132

M&E - 1.55%	—	—	—	—

M&E - 1.80%	1,271,217	1,161,758	2,053,541	2,212,322

M&E - 2.00%	95,654	—	273,648	273,309

M&E - 2.05%	—	—	—	—

M&E - 2.30%	18,869	—	—	57,231

Accumulation unit value: Service
M&E-1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.248932	$1.158727	$1.180666	$1.207772

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.247283	$1.157202	$1.179114	$1.206176

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.244833	$1.154926	$1.176789	$1.203797

M&E - 2.00%	$1.243201	$1.153408	$1.175252	$1.202229

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$1.240772	$1.151154	$1.172951	$1.199864

See accompanying notes.

4

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,416,600.093	3,043,841.486	8,585,491.983	1,461,385.018

Cost	$17,145,991	$24,724,990	$51,497,886	$12,646,550

Number of shares - Service	6,225.701	7,120.291	8,805.144	13,568.924

Cost	$85,743	$65,318	$57,566	$134,077

Investments in mutual funds, at net asset value	$20,588,164	$29,930,006	$64,714,970	$14,911,513
Receivable for units sold	—	—	1,160	—

Total assets	20,588,164	29,930,006	64,716,130	14,911,513

Liabilities
Payable for units redeemed	51	14	—	3

	$20,588,113	$29,929,992	$64,716,130	$14,911,510

Net Assets:
Deferred annuity contracts terminable by owners	$20,588,113	$29,929,992	$64,716,130	$14,911,510

Total net assets	$20,588,113	$29,929,992	$64,716,130	$14,911,510

See accompanying notes.

5

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	2,956,186	4,033,386	5,994,662	1,380,273

M&E - 1.30%	3,192,408	5,785,962	13,367,701	1,998,342

M&E - 1.40%	1,668,828	613,619	1,411,670	399,852

M&E - 1.50%	6,020,833	7,392,901	15,349,738	2,470,655

M&E - 1.55%	18,153,337	12,068,226	40,257,125	6,813,890

M&E - 1.80%	131,390	89,937	465,196	221,783

M&E - 2.00%	—	—	—	—

M&E - 2.05%	623,230	863,344	1,401,306	496,337

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.778179	$0.952152	$0.794901	$1.076361

M&E - 1.30%	$0.958142	$1.047037	$0.979225	$1.075494

M&E - 1.40%	$0.495324	$0.948383	$0.791771	$1.073718

M&E - 1.50%	$0.773058	$0.945896	$0.789661	$1.071945

M&E - 1.55%	$0.492646	$0.944663	$0.788649	$1.071069

M&E - 1.80%	$0.950306	$1.038473	$0.971224	$1.066689

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.05%	$0.946422	$1.034227	$0.967247	$1.062326

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

6

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	51,632	18,083	26,523	47,782

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	21,143	276	39,324

M&E - 1.55%	—	—	—	—

M&E - 1.80%	4,401	17,554	24,994	9,600

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	18,893	—	960	—

Accumulation unit value: Service
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.202856	$1.233271	$1.257247	$1.416923

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.201275	$1.231649	$1.255588	$1.415063

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.198911	$1.229225	$1.253116	$1.412284

M&E - 2.00%	$1.197336	$1.227616	$1.251472	$1.410433

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$1.194999	$1.225218	$1.249023	$1.407675

See accompanying notes.

7

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,003,860.132	7,552,532.806	12,480,370.348	14,699,485.130

Cost	$7,835,882	$75,588,603	$102,647,586	$242,014,779

Number of shares - Service	6,965.669	61,398.859	73,235.062	58,015.941

Cost	$62,220	$653,629	$672,906	$933,608

Investments in mutual funds, at net asset value	$9,713,966	$88,778,444	$126,414,806	$259,146,940
Receivable for units sold	—	6	—	—

Total assets	9,713,966	88,778,450	126,414,806	259,146,940

Liabilities
Payable for units redeemed	—	—	59	36

	$9,713,966	$88,778,450	$126,414,747	$259,146,904

Net Assets:
Deferred annuity contracts terminable by owners	$9,713,966	$88,778,450	$126,414,747	$259,146,904

Total net assets	$9,713,966	$88,778,450	$126,414,747	$259,146,904

See accompanying notes.

8

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	205,934	4,650,852	7,419,501	11,783,790

M&E - 1.30%	2,317,542	10,740,678	12,013,434	21,342,888

M&E - 1.40%	176,970	5,199,114	7,039,449	30,542,562

M&E - 1.50%	736,876	19,885,438	31,908,032	45,301,150

M&E - 1.55%	5,426,837	35,292,209	76,800,938	40,303,522

M&E - 1.80%	148,412	360,978	588,989	790,651

M&E - 2.00%	—	—	—	—

M&E - 2.05%	985,447	3,517,782	3,336,715	5,178,547

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.969403	$0.945434	$0.958896	$1.065254

M&E - 1.30%	$0.968595	$1.098404	$1.067291	$1.036131

M&E - 1.40%	$0.967007	$1.218897	$0.855645	$2.404464

M&E - 1.50%	$0.965412	$0.939246	$0.952610	$1.058244

M&E - 1.55%	$0.964613	$1.208296	$0.848695	$2.381070

M&E - 1.80%	$0.960667	$1.089409	$1.058564	$1.027645

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.05%	$0.956737	$1.084970	$1.054237	$1.023455

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

9

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	29,637	217,349	174,956	396,915

M&E - 1.40%	—	—	—	—

M&E - 1.50%	228	48,462	65,552	73,180

M&E - 1.55%	—	—	—	—

M&E - 1.80%	24,665	279,497	326,941	299,990

M&E - 2.00%	—	1,270	2,103	7,639

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	21,202	20,575

Accumulation unit value: Service
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.228072	$1.312143	$1.251112	$1.284690

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.226464	$1.310414	$1.249463	$1.283000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.224049	$1.307837	$1.247007	$1.280478

M&E - 2.00%	$1.222453	$1.306127	$1.245365	$1.278793

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$1.220047	$1.303565	$1.242941	$1.276291

See accompanying notes.

10

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Great Companies - AmericaSM Subaccount	Templeton Great Companies - Global Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,050,124.146	13,457,343.376	2,145,403.890	915,792.285

Cost	$36,300,085	$171,321,731	$17,592,671	$5,331,511

Number of shares - Service	9,746.659	—	11,513.935	9,773.314

Cost	$138,124	$—	$108,747	$63,834

Investments in mutual funds, at net asset value	$46,145,678	$195,938,920	$21,095,002	$6,525,042
Receivable for units sold	111	2,371	1	—

Total assets	46,145,789	195,941,291	21,095,003	6,525,042

Liabilities
Payable for units redeemed	—	—	—	52

	$46,145,789	$195,941,291	$21,095,003	$6,524,990

Net Assets:

Deferred annuity contracts terminable by owners	$46,145,789	$195,941,291	$21,095,003	$6,524,990

Total net assets	$46,145,789	$195,941,291	$21,095,003	$6,524,990

See accompanying notes.

11

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Great Companies - AmericaSM Subaccount	Templeton Great Companies - Global Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	996,136	16,688,370	2,039,467	694,333

M&E - 1.30%	9,516,098	1,865,726	3,650,203	737,723

M&E - 1.40%	1,791,794	22,342,964	641,829	149,967

M&E - 1.50%	5,039,542	53,827,384	6,137,771	1,475,877

M&E - 1.55%	17,617,306	10,382,344	8,564,593	3,995,673

M&E - 1.80%	242,341	125,636	27,324	23,514

M&E - 2.00%	—	—	—	—

M&E - 2.05%	1,791,813	42,600	743,925	614,144

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.248199	$1.103071	$0.949135	$0.894511

M&E - 1.30%	$1.247170	$1.176997	$1.039727	$1.033137

M&E - 1.40%	$1.245119	$3.560345	$0.945383	$0.753804

M&E - 1.50%	$1.243075	$1.095856	$0.942896	$0.888634

M&E - 1.55%	$1.242059	$3.525694	$0.941652	$0.750221

M&E - 1.80%	$1.236967	$1.167376	$1.031223	$1.024683

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.05%	$1.231933	$1.162599	$1.027000	$1.020505

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

12

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Great Companies - AmericaSM Subaccount	Templeton Great Companies - Global Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	47,287	—	61,444	18,828

M&E - 1.40%	—	—	—	—

M&E - 1.50%	21,789	—	16,862	31,120

M&E - 1.55%	—	—	—	—

M&E - 1.80%	30,588	—	18,594	6,994

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	18,585	—	—	—

Accumulation unit value: Service
M&E - 1.25%	$0.000000	—	$0.000000	$0.000000

M&E - 1.30%	$1.269513	—	$1.166636	$1.207910

M&E - 1.40%	$0.000000	—	$0.000000	$0.000000

M&E - 1.50%	$1.267846	—	$1.165111	$1.206334

M&E - 1.55%	$0.000000	—	$0.000000	$0.000000

M&E - 1.80%	$1.265349	—	$1.162810	$1.203949

M&E - 2.00%	$1.263687	—	$1.161281	$1.202376

M&E - 2.05%	$0.000000	—	$0.000000	$0.000000

M&E - 2.30%	$1.261219	—	$1.159012	$1.200018

See accompanying notes.

13

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Great Companies - Technology SM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global Subaccount	Janus Growth (A/T) Subaccount
Assets
Investment in securities:
Number of shares - Initial	6,263,781.853	2,042,964.986	73,153.193	5,548,155.762

Cost	$20,329,086	$19,560,276	$1,721,127	$137,818,422

Number of shares - Service	33,584.048	7,080.426	0.000	6,500.638

Cost	$126,890	$72,481	$—	$180,510

Investments in mutual funds, at net asset value	$25,000,543	$22,119,990	$1,186,545	$167,750,298
Receivable for units sold	—	—	—	—

Total assets	25,000,543	22,119,990	1,186,545	167,750,298

Liabilities
Payable for units redeemed	31	12	—	2,426

	$25,000,512	$22,119,978	$1,186,545	$167,747,872

Net Assets:
Deferred annuity contracts terminable by owners	$25,000,512	$22,119,978	$1,186,545	$167,747,872

Total net assets	$25,000,512	$22,119,978	$1,186,545	$167,747,872

See accompanying notes.

14

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Great Companies - Technology SM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global Subaccount	Janus Growth (A/T) Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	3,515,105	632,476	—	2,655,748

M&E - 1.30%	2,431,657	5,869,328	—	2,268,357

M&E - 1.40%	368,396	448,386	890,347	5,317,067

M&E - 1.50%	8,814,290	1,501,617	—	5,963,837

M&E - 1.55%	18,006,690	11,251,811	1,377,202	1,976,929

M&E - 1.80%	108,561	326,231	—	64,667

M&E - 2.00%	—	—	—	—

M&E - 2.05%	599,400	873,324	—	324,353

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.705945	$1.058695	$0.000000	$0.700984

M&E - 1.30%	$1.064476	$1.057833	$0.000000	$1.037724

M&E - 1.40%	$0.703168	$1.056091	$0.524999	$21.826719

M&E - 1.50%	$0.701312	$1.054354	$0.000000	$0.696389

M&E - 1.55%	$0.700395	$1.053487	$0.522156	$21.614333

M&E - 1.80%	$1.055788	$1.049179	$0.000000	$1.029231

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.05%	$1.051469	$1.044894	$0.000000	$1.025033

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

15

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Great Companies - Technology SM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global Subaccount	Janus Growth (A/T) Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	90,827	20,912	—	136,656

M&E - 1.40%	—	—	—	—

M&E - 1.50%	593	1,576	—	19,509

M&E - 1.55%	—	—	—	—

M&E - 1.80%	9,685	46,065	—	6,356

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	893	1,071	—	—

Accumulation unit value: Service
M&E - 1.25%	$0.000000	$0.000000	—	$0.000000

M&E - 1.30%	$1.307629	$1.099798	—	$1.206254

M&E - 1.40%	$0.000000	$0.000000	—	$0.000000

M&E - 1.50%	$1.305914	$1.098349	—	$1.204678

M&E - 1.55%	$0.000000	$0.000000	—	$0.000000

M&E - 1.80%	$1.303343	$1.096176	—	$1.202306

M&E - 2.00%	$1.301642	$1.094745	—	$1.200724

M&E - 2.05%	$0.000000	$0.000000	—	$0.000000

M&E - 2.30%	$1.299095	$1.092598	—	$1.198385

See accompanying notes.

16

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,915,206.424	9,522,771.135	2,106,843.531	11,587,792.560

Cost	$31,743,772	$120,598,203	$17,140,557	$106,954,074

Number of shares - Service	8,785.877	8,625.159	34,185.338	49,525.469

Cost	$60,815	$101,259	$279,965	$489,984

Investments in mutual funds, at net asset value	$28,802,015	$121,525,648	$18,176,994	$119,636,087
Receivable for units sold	—	2,004	39	—

Total assets	28,802,015	121,527,652	18,177,033	119,636,087

Liabilities
Payable for units redeemed	9	—	—	40

	$28,802,006	$121,527,652	$18,177,033	$119,636,047

Net Assets:
Deferred annuity contracts terminable by owners	$28,802,006	$121,527,652	$18,177,033	$119,636,047

Total net assets	$28,802,006	$121,527,652	$18,177,033	$119,636,047

See accompanying notes.

17

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	1,373,812	8,678,651	1,918,783	8,025,371

M&E - 1.30%	2,719,519	8,381,440	790,541	13,376,541

M&E - 1.40%	8,227,505	11,472,577	897,191	9,496,016

M&E - 1.50%	6,512,187	33,977,163	10,350,259	23,816,155

M&E - 1.55%	17,438,228	45,164,494	8,541,787	46,552,755

M&E - 1.80%	227,266	671,522	99,460	1,123,079

M&E - 2.00%	—	—	—	—

M&E - 2.05%	790,596	1,469,353	298,270	3,139,842

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.759530	$0.852747	$0.806626	$1.149503

M&E - 1.30%	$0.957795	$1.021871	$1.193911	$1.150343

M&E - 1.40%	$0.753515	$1.325747	$0.705753	$1.122105

M&E - 1.50%	$0.754556	$0.847147	$0.801328	$1.141982

M&E - 1.55%	$0.746188	$1.312864	$0.701926	$1.112877

M&E - 1.80%	$0.949970	$1.013488	$1.190004	$1.140942

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.05%	$0.946076	$1.009349	$1.188063	$1.136257

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

18

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	43,981	45,342	224,320	175,452

M&E - 1.40%	—	—	—	—

M&E - 1.50%	9,467	14,773	7,209	150,974

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	30,596	11,608	127,714

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	19,146

Accumulation unit value: Service
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.205162	$1.217705	$1.192513	$1.086836

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.203574	$1.216104	$1.190949	$1.085403

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.201203	$1.213714	$1.188601	$1.083263

M&E - 2.00%	$1.199629	$1.212127	$1.187046	$1.081853

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$1.197292	$1.209751	$1.184729	$1.079727

See accompanying notes.

19

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,351,242.356	3,680,536.372	15,700,281.299	11,036,449.755

Cost	$26,587,795	$46,428,081	$167,137,656	$123,791,667

Number of shares - Service	25,435.120	28,141.446	89,372.771	21,220.086

Cost	$226,162	$376,866	$975,460	$261,036

Investments in mutual funds, at net asset value	$29,883,087	$55,521,439	$173,373,977	$144,413,593
Receivable for units sold	—	15	26,931	122

Total assets	29,883,087	55,521,454	173,400,908	144,413,715

Liabilities
Payable for units redeemed	19	—	—	—

	$29,883,068	$55,521,454	$173,400,908	$144,413,715

Net Assets:
Deferred annuity contracts terminable by owners	$29,883,068	$55,521,454	$173,400,908	$144,413,715

Total net assets	$29,883,068	$55,521,454	$173,400,908	$144,413,715

See accompanying notes.

20

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	4,609,174	4,637,563	4,024,769	12,298,899

M&E - 1.30%	3,766,453	8,393,194	30,354,076	12,437,980

M&E - 1.40%	3,345,270	2,260,880	6,311,548	4,299,975

M&E - 1.50%	10,133,014	18,517,055	17,966,433	55,226,352

M&E - 1.55%	29,513,937	16,492,893	91,907,988	58,063,210

M&E - 1.80%	74,327	121,550	1,106,646	660,004

M&E - 2.00%	—	—	—	—

M&E - 2.05%	688,850	1,421,908	6,998,700	3,755,672

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.737383	$1.026183	$1.091227	$0.939060

M&E - 1.30%	$0.943512	$1.037373	$1.090330	$1.025659

M&E - 1.40%	$0.445617	$1.134367	$1.088527	$1.028766

M&E - 1.50%	$0.732546	$1.019460	$1.086753	$0.932913

M&E - 1.55%	$0.443212	$1.128224	$1.085852	$1.023166

M&E - 1.80%	$0.935778	$1.028886	$1.081412	$1.017261

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.05%	$0.931938	$1.024670	$1.076993	$1.013103

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

21

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	127,131	281,910	640,565	160,829

M&E - 1.40%	—	—	—	—

M&E - 1.50%	28,865	19,506	142,276	19,388

M&E - 1.55%	—	—	—	—

M&E - 1.80%	27,823	34,887	177,762	18,666

M&E - 2.00%	—	—	11,360	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	2,349	18,570

Accumulation unit value: Service
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.222658	$1.260709	$1.011723	$1.277605

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.221051	$1.259049	$1.010392	$1.275932

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.218645	$1.256578	$1.008398	$1.273418

M&E - 2.00%	$1.217059	$1.254934	$1.007067	$1.271758

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$1.214665	$1.252476	$1.005095	$1.269268

See accompanying notes.

22

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,672,870.175	5,083,576.019	2,536,477.842	10,577,587.263

Cost	$16,705,865	$75,599,377	$25,826,707	$128,033,028

Number of shares - Service	18,928.557	11,896.978	5,863.133	24,647.777

Cost	$206,467	$203,206	$66,077	$308,207

Investments in mutual funds, at net asset value	$19,472,414	$91,870,903	$31,957,050	$131,685,182
Receivable for units sold	—	—	—	—

Total assets	19,472,414	91,870,903	31,957,050	131,685,182

Liabilities
Payable for units redeemed	132	9	6	132

	$19,472,282	$91,870,894	$31,957,044	$131,685,050

Net Assets:
Deferred annuity contracts terminable by owners	$19,472,282	$91,870,894	$31,957,044	$131,685,050

Total net assets	$19,472,282	$91,870,894	$31,957,044	$131,685,050

See accompanying notes.

23

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	566,008	10,178,116	2,097,370	13,380,626

M&E - 1.30%	3,726,360	12,900,295	5,872,812	11,648,287

M&E - 1.40%	629,684	2,453,363	262,914	20,569,267

M&E - 1.50%	2,227,338	36,229,481	6,727,476	27,447,382

M&E - 1.55%	8,829,532	48,909,199	11,772,056	27,942,012

M&E - 1.80%	114,972	430,898	37,448	677,440

M&E - 2.00%	—	—	—	—

M&E - 2.05%	1,034,137	2,579,173	608,146	1,973,359

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.128889	$0.868532	$1.215991	$1.080238

M&E - 1.30%	$1.127956	$1.091940	$1.026868	$1.059877

M&E - 1.40%	$1.126105	$0.669708	$1.211201	$1.498190

M&E - 1.50%	$1.124250	$0.862831	$1.208021	$1.073159

M&E - 1.55%	$1.123331	$0.666113	$1.206431	$1.486055

M&E - 1.80%	$1.118730	$1.082997	$1.018477	$1.051191

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.05%	$1.114161	$1.078576	$1.014316	$1.046905

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

24

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	167,634	114,053	40,999	250,990

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	28,113	8,440	29,777

M&E - 1.55%	—	—	—	—

M&E - 1.80%	20,784	34,499	9,266	31,746

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.155678	$1.212483	$1.253265	$0.997393

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.154157	$1.210890	$1.251624	$0.996080

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.151882	$1.208512	$1.249155	$0.994114

M&E - 2.00%	$1.150373	$1.206930	$1.247516	$0.992807

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$1.148118	$1.204564	$1.245074	$0.990855

See accompanying notes.

25

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica U.S. Government Securities-Safe Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	16,468,445.247	9,384,958.454	10,002,835.437

Cost	$—	$288,526,375	$190,820,006	$89,176,204

Number of shares - Service	0.035	33,685.982	23,811.661	33,064.272

Cost	$—	$586,690	$443,394	$356,689

Investments in mutual funds, at net asset value	$—	$312,883,440	$185,540,471	$112,301,057
Receivable for units sold	—	—	—	—

Total assets	—	312,883,440	185,540,471	112,301,057

Liabilities
Payable for units redeemed	—	185	97	92

	$—	$312,883,255	$185,540,374	$112,300,965

Net Assets:
Deferred annuity contracts terminable by owners	$—	$312,883,255	$185,540,374	$112,300,965

Total net assets	$—	$312,883,255	$185,540,374	$112,300,965

See accompanying notes.

26

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica U.S. Government Securities-Safe Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	18,049,234	6,450,436	9,256,404

M&E - 1.30%	—	29,182,156	15,396,404	17,595,031

M&E - 1.40%	—	38,070,610	21,830,145	4,229,983

M&E - 1.50%	—	51,371,577	28,908,484	31,411,389

M&E - 1.55%	—	43,365,321	28,268,535	65,435,026

M&E - 1.80%	—	888,232	471,576	496,545

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	4,833,564	2,806,648	2,383,018

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	$1.056260	$0.920713	$0.951198

M&E - 1.30%	—	$1.042793	$1.055194	$1.031215

M&E - 1.40%	—	$2.505001	$2.669933	$0.755520

M&E - 1.50%	—	$1.049356	$0.914665	$0.944973

M&E - 1.55%	—	$2.480657	$2.643952	$0.751414

M&E - 1.80%	—	$1.034280	$1.046575	$1.022756

M&E - 2.00%	—	$0.000000	$0.000000	$0.000000

M&E - 2.05%	—	$1.030039	$1.042280	$1.018589

M&E - 2.30%	—	$0.000000	$0.000000	$0.000000

See accompanying notes.

27

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica U.S. Government Securities-Safe Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	333,035	223,091	167,145

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	75,444	28,907	45,535

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	118,690	132,009	46,760

M&E - 2.00%	—	—	2,914	361

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	17,333

Accumulation unit value: Service
M&E - 1.25%	$1.010822	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.997393	$1.218401	$1.213849	$1.334243

M&E - 1.40%	$1.010586	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.996080	$1.216801	$1.212252	$1.332482

M&E - 1.55%	$1.010345	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.994114	$1.214405	$1.209875	$1.329865

M&E - 2.00%	$0.992807	$1.212812	$1.208289	$1.328123

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$1.210437	$1.205923	$1.325528

See accompanying notes.

28

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	7,718,636.959	10,709,307.505	131,923,291.700	2,513,058.379

Cost	$99,381,210	$194,942,183	$131,923,292	$36,738,957

Number of shares - Service	3,664.351	10,912.448	1,041,157.790	13,034.525

Cost	$32,532	$157,086	$1,041,158	$202,975

Investments in mutual funds, at net asset value	$77,068,641	$163,593,285	$132,964,450	$42,084,317
Receivable for units sold	233	—	—	—

Total assets	77,068,874	163,593,285	132,964,450	42,084,317

Liabilities
Payable for units redeemed	—	43	4,575	592

	$77,068,874	$163,593,242	$132,959,875	$42,083,725

Net Assets:
Deferred annuity contracts terminable by owners	$77,068,874	$163,593,242	$132,959,875	$42,083,725

Total net assets	$77,068,874	$163,593,242	$132,959,875	$42,083,725

See accompanying notes.

29

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	2,548,643	5,929,531	8,028,206	6,563,232

M&E - 1.30%	3,738,017	3,425,841	18,683,019	8,016,103

M&E - 1.40%	33,155,823	36,250,554	20,068,863	782,303

M&E - 1.50%	6,020,969	22,954,159	23,248,962	19,954,162

M&E - 1.55%	15,885,539	13,716,842	38,933,917	22,289,366

M&E - 1.80%	213,817	60,529	336,035	382,661

M&E - 2.00%	—	—	—	—

M&E - 2.05%	836,814	499,064	2,118,207	998,094

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.893060	$0.952895	$1.006504	$0.675216

M&E - 1.30%	$1.080388	$1.044706	$0.993896	$0.915881

M&E - 1.40%	$1.314348	$2.646551	$1.357996	$0.672550

M&E - 1.50%	$0.887200	$0.946634	$0.999891	$0.670790

M&E - 1.55%	$1.301525	$2.620788	$1.344809	$0.669908

M&E - 1.80%	$1.071525	$1.036162	$0.985767	$0.908394

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.05%	$1.067146	$1.031926	$0.981716	$0.904677

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

30

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	23,579	5,423	291,619	129,268

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	58,938	570,320	40,928

M&E - 1.55%	—	—	—	—

M&E - 1.80%	4,296	76,798	120,690	10,810

M&E - 2.00%	—	6,079	65,642	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	1,042

Accumulation unit value: Service
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.315176	$1.152270	$0.994632	$1.191283

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.313437	$1.150762	$0.993319	$1.189709

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.310854	$1.148504	$0.991361	$1.187376

M&E - 2.00%	$1.309149	$1.146984	$0.990061	$1.185820

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$1.306577	$1.144742	$0.988117	$1.183500

See accompanying notes.

31

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	5,469,566.789	516,411.362	3,846,046.509	1,305,197.606

Cost	$44,641,307	$8,820,916	$73,179,134	$24,410,057

Investments in mutual funds, at net asset value	$58,032,104	$10,927,264	$83,151,526	$27,839,865
Receivable for units sold	—	—	—	—

Total assets	58,032,104	10,927,264	83,151,526	27,839,865

Liabilities
Payable for units redeemed	67	101	81	77

	$58,032,037	$10,927,163	$83,151,445	$27,839,788

Net Assets:
Deferred annuity contracts terminable by owners	$58,032,037	$10,927,163	$83,151,445	$27,839,788

Total net assets	$58,032,037	$10,927,163	$83,151,445	$27,839,788

See accompanying notes.

32

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

33

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	2,247,973	344,509	13,240,956	4,403,612

M&E - 1.30%	11,661,322	3,573,680	9,102,047	2,948,953

M&E - 1.40%	653,356	176,977	2,919,581	449,386

M&E - 1.50%	6,831,641	904,877	32,962,226	13,584,742

M&E - 1.55%	35,126,143	5,332,620	29,093,441	15,414,380

M&E - 1.80%	351,528	125,601	162,584	223,679

M&E - 2.00%	—	—	—	—

M&E - 2.05%	1,434,468	362,715	1,356,019	894,137

M&E - 2.30%	1,403	—	—	2,044

Accumulation unit value: Service
M&E - 1.25%	$0.999279	$1.013497	$0.929033	$0.712537

M&E - 1.30%	$0.998447	$1.012659	$1.028983	$0.954070

M&E - 1.40%	$0.996809	$1.010990	$0.925364	$0.709730

M&E - 1.50%	$0.995176	$1.009328	$0.922939	$0.707865

M&E - 1.55%	$0.994356	$1.008489	$0.921732	$0.706925

M&E - 1.80%	$0.990290	$1.004374	$1.020536	$0.946253

M&E - 2.00%	$1.286328	$1.221185	$1.225691	$1.145885

M&E - 2.05%	$0.986226	$1.000255	$1.016380	$0.942399

M&E - 2.30%	$1.283810	$1.218793	$1.223289	$1.143646

See accompanying notes.

34

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	975,816.754	251,960.203	1,416,860.872	2,035,055.311

Cost	$17,520,928	$2,539,858	$33,145,461	$22,780,026

Investments in mutual funds, at net asset value	$20,540,943	$3,426,659	$36,413,324	$28,185,516
Receivable for units sold	—	17	—	—

Total assets	20,540,943	3,426,676	36,413,324	28,185,516

Liabilities
Payable for units redeemed	46	—	95	76

	$20,540,897	$3,426,676	$36,413,229	$28,185,440

Net Assets:
Deferred annuity contracts terminable by owners	$20,540,897	$3,426,676	$36,413,229	$28,185,440

Total net assets	$20,540,897	$3,426,676	$36,413,229	$28,185,440

See accompanying notes.

35

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

36

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	2,860,937	1,012,175	6,993,600	726,554

M&E - 1.30%	1,927,893	—	7,272,201	5,459,725

M&E - 1.40%	938,893	634,723	1,069,454	195,074

M&E - 1.50%	15,111,461	1,242,715	13,523,664	4,005,302

M&E - 1.55%	11,888,811	714,578	21,220,714	17,390,550

M&E - 1.80%	89,717	—	164,526	324,513

M&E - 2.00%	—	—	—	—

M&E - 2.05%	128,961	—	595,798	604,415

M&E - 2.30%	—	—	—	444

Accumulation unit value: Service
M&E - 1.25%	$0.727757	$0.956576	$0.750275	$0.985901

M&E - 1.30%	$1.060809	$0.000000	$0.953700	$0.985079

M&E - 1.40%	$0.378196	$0.949174	$0.605414	$0.983457

M&E - 1.50%	$0.722993	$0.950284	$0.745357	$0.981842

M&E - 1.55%	$0.412456	$0.944696	$0.602539	$0.981034

M&E - 1.80%	$1.052147	$0.000000	$0.945896	$0.977008

M&E - 2.00%	$1.252179	$0.000000	$1.235897	$1.269099

M&E - 2.05%	$1.047848	$0.000000	$0.942022	$0.973029

M&E - 2.30%	$1.249731	$0.000000	$1.233478	$1.266619

See accompanying notes.

37

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	3,376,345.487	5,144,120.312	3,130,525.055	1,151,015.066

Cost	$57,692,505	$95,940,876	$60,237,920	$28,492,308

Investments in mutual funds, at net asset value	$65,636,156	$117,954,679	$71,876,855	$35,359,183
Receivable for units sold	—	—	—	—

Total assets	65,636,156	117,954,679	71,876,855	35,359,183

Liabilities
Payable for units redeemed	26	44	61	109

	$65,636,130	$117,954,635	$71,876,794	$35,359,074

Net Assets:
Deferred annuity contracts terminable by owners	$65,636,130	$117,954,635	$71,876,794	$35,359,074

Total net assets	$65,636,130	$117,954,635	$71,876,794	$35,359,074

See accompanying notes.

38

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	MFS Total Return Subaccount	Fidelity -VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

39

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	1,519,052	7,605,730	5,977,782	3,886,045

M&E - 1.30%	14,871,064	22,112,800	10,280,521	6,731,308

M&E - 1.40%	1,182,965	4,971,317	2,793,696	988,140

M&E - 1.50%	4,628,849	19,355,755	19,226,594	11,024,506

M&E - 1.55%	32,850,547	61,747,384	28,024,394	19,416,849

M&E - 1.80%	974,255	794,689	727,819	156,562

M&E - 2.00%	6,228	—	2,857	—

M&E - 2.05%	6,596,369	4,268,145	2,915,180	1,224,577

M&E - 2.30%	—	—	1,954	—

Accumulation unit value: Service
M&E - 1.25%	$1.052890	$1.070719	$0.985400	$0.782870

M&E - 1.30%	$1.052023	$1.093234	$1.051697	$0.974625

M&E - 1.40%	$1.050284	$0.897454	$1.061718	$0.779797

M&E - 1.50%	$1.048576	$1.063687	$0.978943	$0.777739

M&E - 1.55%	$1.047708	$0.892604	$1.055967	$0.776712

M&E - 1.80%	$1.043403	$1.084281	$1.043088	$0.966666

M&E - 2.00%	$1.120598	$1.235210	$1.253935	$1.240965

M&E - 2.05%	$1.039145	$1.079848	$1.038836	$0.962720

M&E - 2.30%	$1.118395	$1.232790	$1.251476	$1.238538

See accompanying notes.

40

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	STI Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	268,353.259	8,429,910.439	6,268,527.010	1,006.495

Cost	$3,630,878	$153,590,661	$56,751,605	$15,026

Investments in mutual funds, at net asset value	$4,019,932	$202,064,953	$78,043,161	$15,510
Receivable for units sold	—	—	185	1

Total assets	4,019,932	202,064,953	78,043,346	15,511

Liabilities
Payable for units redeemed	22	678	—	—

	$4,019,910	$202,064,275	$78,043,346	$15,511

Net Assets:
Deferred annuity contracts terminable by owners	$4,019,910	$202,064,275	$78,043,346	$15,511

Total net assets	$4,019,910	$202,064,275	$78,043,346	$15,511

See accompanying notes.

41

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	STI Capital Appreciation Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

42

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	STI Capital Appreciation Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	1,214,442	10,926,180	3,395,477	—

M&E - 1.30%	—	23,855,787	14,207,221	5,678

M&E - 1.40%	341,034	5,692,957	930,746	—

M&E - 1.50%	2,709,639	44,963,083	6,968,611	—

M&E - 1.55%	384,917	70,903,927	38,325,955	—

M&E - 1.80%	—	1,043,710	707,402	7,871

M&E - 2.00%	—	2,642	328	—

M&E - 2.05%	—	4,923,623	2,738,980	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	$0.899200	$1.248854	$1.164786	$0.000000

M&E - 1.30%	$0.000000	$1.171204	$1.163843	$1.146969

M&E - 1.40%	$0.700898	$1.283034	$1.161919	$0.000000

M&E - 1.50%	$0.893302	$1.240664	$1.160021	$1.145462

M&E - 1.55%	$0.697106	$1.276074	$1.159068	$0.000000

M&E - 1.80%	$0.000000	$1.161607	$1.154319	$1.143208

M&E - 2.00%	$0.000000	$1.388232	$1.473285	$1.141707

M&E - 2.05%	$0.000000	$1.156879	$1.149605	$0.000000

M&E - 2.30%	$0.000000	$1.385512	$1.470410	$1.139468

See accompanying notes.

43

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	STI Growth & Income Subaccount	STI International Equity Subaccount	STI Investment Grade Bond Subaccount	STI Mid-Cap Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	0.000	(0.000)	1.015	0.000

Cost	$—	$—	$10	$—

Investments in mutual funds, at net asset value	$—	$—	$10	$—
Receivable for units sold	—	—	—	—

Total assets	—	—	10	—

Liabilities
Payable for units redeemed	—	—	10	—

	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—

See accompanying notes.

44

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	STI Growth & Income Subaccount	STI International Equity Subaccount	STI Investment Grade Bond Subaccount	STI Mid-Cap Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

45

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	STI Growth & Income Subaccount	STI International Equity Subaccount	STI Investment Grade Bond Subaccount	STI Mid-Cap Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.234599	$1.341958	$1.001025	$1.282875

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.232978	$1.340188	$0.999718	$1.281197

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.230550	$1.337544	$0.997735	$1.278668

M&E - 2.00%	$1.228948	$1.335798	$0.996426	$1.276996

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$1.226534	$1.333188	$0.994474	$1.274491

See accompanying notes.

46

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	STI Small Cap Value Equity Subaccount	STI Value Income Stock Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000

Cost	$—	$—

Number of shares - Service	(0.000)	(0.000)

Cost	$—	$—

Investments in mutual funds, at net asset value	$—	$—
Receivable for units sold	—	—

Total assets	—	—

Liabilities
Payable for units redeemed	—	—

	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—

Total net assets	$—	$—

See accompanying notes.

47

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	STI Small Cap Value Equity Subaccount	STI Value Income Stock Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—

M&E - 1.30%	—	—

M&E - 1.40%	—	—

M&E - 1.50%	—	—

M&E - 1.55%	—	—

M&E - 1.80%	—	—

M&E - 2.00%	—	—

M&E - 2.05%	—	—

M&E - 2.30%	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—

M&E - 1.30%	—	—

M&E - 1.40%	—	—

M&E - 1.50%	—	—

M&E - 1.55%	—	—

M&E - 1.80%	—	—

M&E - 2.00%	—	—

M&E - 2.05%	—	—

M&E - 2.30%	—	—

See accompanying notes.

48

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	STI Small Cap Value Equity Subaccount	STI Value Income Stock Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—

M&E - 1.30%	—	—

M&E - 1.40%	—	—

M&E - 1.50%	—	—

M&E - 1.55%	—	—

M&E - 1.80%	—	—

M&E - 2.00%	—	—

M&E - 2.05%	—	—

M&E - 2.30%	—	—

Accumulation unit value: Service
M&E - 1.25%	$0.000000	$0.000000

M&E - 1.30%	$1.372373	$1.219923

M&E - 1.40%	$0.000000	$0.000000

M&E - 1.50%	$1.370574	$1.218317

M&E - 1.55%	$0.000000	$0.000000

M&E - 1.80%	$1.367882	$1.215917

M&E - 2.00%	$1.366088	$1.214327

M&E - 2.05%	$0.000000	$0.000000

M&E - 2.30%	$1.363404	$1.211950

See accompanying notes.

49

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$211,674	$176,870	$368,521	$497,857
Expenses:
Administrative, mortality and expense risk charge	1,954,827	2,073,347	5,085,781	5,139,918

Net investment income (loss)	(1,743,153)	(1,896,477)	(4,717,260)	(4,642,061)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	8,998,247	25,445,909	19,002,771	10,582,165
Cost of investments sold	8,115,073	22,017,307	16,610,233	10,335,270

Net realized capital gains (losses) on investments	883,174	3,428,602	2,392,538	246,895
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(302,764)	583,420	(158,550)	(312,830)
End of period	37,756,379	28,090,856	79,853,309	89,862,086

Net change in unrealized appreciation/depreciation of investments	38,059,143	27,507,436	80,011,859	90,174,916

Net realized and unrealized capital gains (losses) on investments	38,942,317	30,936,038	82,404,397	90,421,811

Increase (decrease) in net assets from operations	$37,199,164	$29,039,561	$77,687,137	$85,779,750

See accompanying notes.

50

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$75,377	$—	$—
Expenses:
Administrative, mortality and expense risk charge	246,917	346,972	655,832	108,131

Net investment income (loss)	(246,917)	(271,595)	(655,832)	(108,131)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	7,971,268	2,150,308	4,486,824	3,172,118
Cost of investments sold	9,516,376	2,546,136	4,457,032	2,668,053

Net realized capital gains (losses) on investments	(1,545,108)	(395,828)	29,792	504,065
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,129,846)	(1,590,014)	(322,244)	(106,236)
End of period	3,356,430	5,139,698	13,159,518	2,130,886

Net change in unrealized appreciation/depreciation of investments	6,486,276	6,729,712	13,481,762	2,237,122

Net realized and unrealized capital gains (losses) on investments	4,941,168	6,333,884	13,511,554	2,741,187

Increase (decrease) in net assets from operations	$4,694,251	$6,062,289	$12,855,722	$2,633,056

See accompanying notes.

51

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$132,603	$174,417	$1,708,619
Expenses:
Administrative, mortality and expense risk charge	106,420	983,914	1,425,566	3,068,698

Net investment income (loss)	(106,420)	(851,311)	(1,251,149)	(1,360,079)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,009,054	1,544,036	3,075,292	6,979,313
Cost of investments sold	974,391	1,949,687	3,306,242	7,644,174

Net realized capital gains (losses) on investments	34,663	(405,651)	(230,950)	(664,861)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(97,090)	(10,676,654)	(8,117,917)	(49,110,393)
End of period	1,815,864	12,536,212	23,094,314	16,198,553

Net change in unrealized appreciation/depreciation of investments	1,912,954	23,212,866	31,212,231	65,308,946

Net realized and unrealized capital gains (losses) on investments	1,947,617	22,807,215	30,981,281	64,644,085

Increase (decrease) in net assets from operations	$1,841,197	$21,955,904	$29,730,132	$63,284,006

See accompanying notes.

52

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount(1)	Great Companies - AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$841,108	$—	$—	$83,890
Expenses:
Administrative, mortality and expense risk charge	491,966	2,135,346	99,681	262,497

Net investment income (loss)	349,142	(2,135,346)	(99,681)	(178,607)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	131,591	—	—	—
Proceeds from sales	4,136,478	28,642,104	23,672,276	4,899,035
Cost of investments sold	3,668,069	46,300,671	24,491,401	5,010,481

Net realized capital gains (losses) on investments	600,000	(17,658,567)	(819,125)	(111,446)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	82,527	(92,651,789)	(1,034,468)	(895,937)
End of period	9,707,469	24,617,189	—	3,393,584

Net change in unrealized appreciation/depreciation of investments	9,624,942	117,268,978	1,034,468	4,289,521

Net realized and unrealized capital gains (losses) on investments	10,224,942	99,610,411	215,343	4,178,075

Increase (decrease) in net assets from operations	$10,574,084	$97,475,065	$115,662	$3,999,468

See accompanying notes.

53

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Templeton Great Companies - Global Subaccount	Great Companies - TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global Subaccount
Net investment income (loss)
Income:
Dividends	$6,256	$—	$34,498	$—
Expenses:
Administrative, mortality and expense risk charge	72,293	223,310	265,873	16,045

Net investment income (loss)	(66,037)	(223,310)	(231,375)	(16,045)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	759,345	3,353,005	2,028,173	183,430
Cost of investments sold	727,979	3,993,603	1,903,011	472,637

Net realized capital gains (losses) on investments	31,366	(640,598)	125,162	(289,207)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(50,087)	(1,892,182)	25,948	(1,051,600)
End of period	1,129,697	4,544,567	2,487,233	(534,582)

Net change in unrealized appreciation/depreciation of investments	1,179,784	6,436,749	2,461,285	517,018

Net realized and unrealized capital gains (losses) on investments	1,211,150	5,796,151	2,586,447	227,811

Increase (decrease) in net assets from operations	$1,145,113	$5,572,841	$2,355,072	$211,766

See accompanying notes.

54

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Janus Growth II (A/T) Subaccount(1)	Janus Growth (A/T) Subaccount(1)	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$542,717
Expenses:
Administrative, mortality and expense risk charge	706,644	1,571,235	357,697	1,471,706

Net investment income (loss)	(706,644)	(1,571,235)	(357,697)	(928,989)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	164,625,211	20,134,221	3,339,557	6,238,190
Cost of investments sold	226,340,678	17,969,616	7,090,494	9,361,287

Net realized capital gains (losses) on investments	(61,715,467)	2,164,605	(3,750,937)	(3,123,097)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(74,151,833)	—	(13,019,751)	(28,192,425)
End of period	—	29,751,366	(3,002,572)	826,186

Net change in unrealized appreciation/depreciation of investments	74,151,833	29,751,366	10,017,179	29,018,611

Net realized and unrealized capital gains (losses) on investments	12,436,366	31,915,971	6,266,242	25,895,514

Increase (decrease) in net assets from operations	$11,729,722	$30,344,736	$5,908,545	$24,966,525

See accompanying notes.

55

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Marsico Growth Subaccount	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,002,003	$—	$343,425
Expenses:
Administrative, mortality and expense risk charge	151,964	1,412,722	349,834	616,856

Net investment income (loss)	(151,964)	(410,719)	(349,834)	(273,431)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,440,351	40,232,846	3,206,979	9,026,927
Cost of investments sold	1,773,790	37,093,874	5,042,343	9,989,193

Net realized capital gains (losses) on investments	(333,439)	3,138,972	(1,835,364)	(962,266)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,893,055)	632,070	(4,480,487)	(3,592,738)
End of period	756,472	12,192,029	3,069,130	8,716,492

Net change in unrealized appreciation/depreciation of investments	2,649,527	11,559,959	7,549,617	12,309,230

Net realized and unrealized capital gains (losses) on investments	2,316,088	14,698,931	5,714,253	11,346,964

Increase (decrease) in net assets from operations	$2,164,124	$14,288,212	$5,364,419	$11,073,533

See accompanying notes.

56

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$2,151,754	$454,519	$19,920	$—
Expenses:
Administrative, mortality and expense risk charge	2,650,464	1,696,557	196,402	1,152,441

Net investment income (loss)	(498,710)	(1,242,038)	(176,482)	(1,152,441)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	433,239	—	—	—
Proceeds from sales	55,582,362	5,094,574	1,343,062	15,318,760
Cost of investments sold	52,572,099	6,198,309	1,187,748	18,022,092

Net realized capital gains (losses) on investments	3,443,502	(1,103,735)	155,314	(2,703,332)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,105,720	(16,488,383)	(6,293)	(8,577,683)
End of period	5,260,861	20,360,890	2,560,082	16,068,320

Net change in unrealized appreciation/depreciation of investments	2,155,141	36,849,273	2,566,375	24,646,003

Net realized and unrealized capital gains (losses) on investments	5,598,643	35,745,538	2,721,689	21,942,671

Increase (decrease) in net assets from operations	$5,099,933	$34,503,500	$2,545,207	$20,790,230

See accompanying notes.

57

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-Safe Fund Subaccount(1)	T. Rowe Price Dividend Growth Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$3,023,113	$—	$113,068
Expenses:
Administrative, mortality and expense risk charge	379,376	2,132,179	—	41,277

Net investment income (loss)	(379,376)	890,934	—	71,791
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,636,216	43,492,235	704	9,670,462
Cost of investments sold	5,086,050	41,632,219	700	11,265,142

Net realized capital gains (losses) on investments	(449,834)	1,860,016	4	(1,594,680)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,872,892)	4,063,381	—	(1,760,146)
End of period	6,064,266	3,343,947	—	(1)

Net change in unrealized appreciation/depreciation of investments	7,937,158	(719,434)	—	1,760,145

Net realized and unrealized capital gains (losses) on investments	7,487,324	1,140,582	4	165,465

Increase (decrease) in net assets from operations	$7,107,948	$2,031,516	$4	$237,256

See accompanying notes.

58

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$1,932,967	$95,751	$—	$654,585
Expenses:
Administrative, mortality and expense risk charge	3,838,828	2,258,698	1,122,971	930,247

Net investment income (loss)	(1,905,861)	(2,162,947)	(1,122,971)	(275,662)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,575,078	—	—	—
Proceeds from sales	17,633,117	9,278,143	7,910,405	8,659,736
Cost of investments sold	17,705,246	10,505,162	8,772,769	14,538,003

Net realized capital gains (losses) on investments	1,502,949	(1,227,019)	(862,364)	(5,878,267)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(37,397,178)	(49,785,070)	(4,998,957)	(47,079,473)
End of period	23,770,375	(5,722,929)	22,768,164	(22,345,101)

Net change in unrealized appreciation/depreciation of investments	61,167,553	44,062,141	27,767,121	24,734,372

Net realized and unrealized capital gains (losses) on investments	62,670,502	42,835,122	26,904,757	18,856,105

Increase (decrease) in net assets from operations	$60,764,641	$40,672,175	$25,781,786	$18,580,443

See accompanying notes.

59

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount(1)	Transamerica Money Market Subaccount(1)	Van Kampen Emerging Growth Subaccount
Net investment income (loss)
Income:
Dividends	$3,071,055	$562,306	$929,050	$—
Expenses:
Administrative, mortality and expense risk charge	2,338,188	1,081,091	1,855,518	522,788

Net investment income (loss)	732,867	(518,785)	(926,468)	(522,788)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	410	—
Proceeds from sales	37,314,496	266,778,804	180,891,979	7,815,735
Cost of investments sold	60,568,031	266,774,994	180,891,979	9,897,766

Net realized capital gains (losses) on investments	(23,253,535)	3,810	410	(2,082,031)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(83,026,919)	—	—	(5,958,196)
End of period	(31,505,984)	—	—	5,142,385

Net change in unrealized appreciation/depreciation of investments	51,520,935	—	—	11,100,581

Net realized and unrealized capital gains (losses) on investments	28,267,400	3,810	410	9,018,550

Increase (decrease) in net assets from operations	$29,000,267	$(514,975)	$(926,058)	$8,495,762

See accompanying notes.

60

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$548,805	$—
Expenses:
Administrative, mortality and expense risk charge	637,751	114,107	950,132	363,884

Net investment income (loss)	(637,751)	(114,107)	(401,327)	(363,884)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,126,519	315,824	5,096,464	7,234,966
Cost of investments sold	1,220,765	278,696	5,911,989	8,777,161

Net realized capital gains (losses) on investments	(94,246)	37,128	(815,525)	(1,542,195)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(507,013)	(57,565)	(9,057,252)	(3,472,508)
End of period	13,390,797	2,106,348	9,972,392	3,429,808

Net change in unrealized appreciation/depreciation of investments	13,897,810	2,163,913	19,029,644	6,902,316

Net realized and unrealized capital gains (losses) on investments	13,803,564	2,201,041	18,214,119	5,360,121

Increase (decrease) in net assets from operations	$13,165,813	$2,086,934	$17,812,792	$4,996,237

See accompanying notes.

61

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Strategic Value Subaccount(1)	Janus Aspen - Mid Cap Value Subaccount(1)	Janus Aspen - Worldwide Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$3,449	$276,585
Expenses:
Administrative, mortality and expense risk charge	191,585	12,294	29,668	454,483

Net investment income (loss)	(191,585)	(12,294)	(26,219)	(177,898)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	6,700,657	3,085,907	285,036	4,450,409
Cost of investments sold	7,225,439	3,792,122	235,438	5,524,122

Net realized capital gains (losses) on investments	(524,782)	(706,215)	49,598	(1,073,713)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,447,059)	(797,068)	—	(4,898,853)
End of period	3,020,015	(1)	886,801	3,267,863

Net change in unrealized appreciation/depreciation of investments	4,467,074	797,067	886,801	8,166,716

Net realized and unrealized capital gains (losses) on investments	3,942,292	90,852	936,399	7,093,003

Increase (decrease) in net assets from operations	$3,750,707	$78,558	$910,180	$6,915,105

See accompanying notes.

62

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$813,279	$223,944	$748,037
Expenses:
Administrative, mortality and expense risk charge	300,213	777,252	1,341,491	803,154

Net investment income (loss)	(300,213)	36,027	(1,117,547)	(55,117)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,905,055	2,199,056	7,375,571	4,429,484
Cost of investments sold	2,635,154	2,145,668	7,268,311	5,208,166

Net realized capital gains (losses) on investments	269,901	53,388	107,260	(778,682)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(338,477)	221,917	(2,802,983)	(4,220,097)
End of period	5,405,490	7,943,651	22,013,803	11,638,935

Net change in unrealized appreciation/depreciation of investments	5,743,967	7,721,734	24,816,786	15,859,032

Net realized and unrealized capital gains (losses) on investments	6,013,868	7,775,122	24,924,046	15,080,350

Increase (decrease) in net assets from operations	$5,713,655	$7,811,149	$23,806,499	$15,025,233

See accompanying notes.

63

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$25,404	$17,655	$333,939	$—
Expenses:
Administrative, mortality and expense risk charge	398,803	52,651	2,204,143	733,649

Net investment income (loss)	(373,399)	(34,996)	(1,870,204)	(733,649)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	372,714
Proceeds from sales	4,322,423	558,611	8,905,955	4,870,096
Cost of investments sold	5,742,459	636,241	8,632,574	3,568,011

Net realized capital gains (losses) on investments	(1,420,036)	(77,630)	273,381	1,674,799
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,588,462)	(637,080)	(4,950,957)	(232,525)
End of period	6,866,875	389,054	48,474,292	21,291,556

Net change in unrealized appreciation/depreciation of investments	9,455,337	1,026,134	53,425,249	21,524,081

Net realized and unrealized capital gains (losses) on investments	8,035,301	948,504	53,698,630	23,198,880

Increase (decrease) in net assets from operations	$7,661,902	$913,508	$51,828,426	$22,465,231

See accompanying notes.

64

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	STI Capital Appreciation Subaccount(1)	STI Growth & Income Subaccount(1)	STI International Equity Subaccount(1)	STI Investment Grade Bond Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$2	$4	$20
Expenses:
Administrative, mortality and expense risk charge	43	6	6	5

Net investment income (loss)	(43)	(4)	(2)	15
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	591	594	637	501
Cost of investments sold	538	503	505	510

Net realized capital gains (losses) on investments	53	91	132	(9)
Net change in unrealized appreciation/ depreciation of investments:
Beginning of period	—	—	—	—
End of period	484	—	—	—

Net change in unrealized appreciation/ depreciation of investments	484	—	—	—

Net realized and unrealized capital gains (losses) on investments	537	91	132	(9)

Increase (decrease) in net assets from operations	$494	$87	$130	$6

See accompanying notes.

65

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	STI Mid-Cap Equity Subaccount(1)	STI Small Cap Value Equity Subaccount(1)	STI Value Income Stock Subaccount(1)
Net investment income (loss)
Income:
Dividends	$1	$2	$4
Expenses:
Administrative, mortality and expense risk charge	7	7	6

Net investment income (loss)	(6)	(5)	(2)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	618	662	590
Cost of investments sold	503	504	506

Net realized capital gains (losses) on investments	115	158	84
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—
End of period	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—

Net realized and unrealized capital gains (losses) on investments	115	158	84

Increase (decrease) in net assets from operations	$109	$153	$82

See accompanying notes.

66

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(1,743,153)	$(199,208)	$(1,896,477)	$(176,199)
Net realized capital gains (losses) on investments	883,174	(57,872)	3,428,602	(133,805)
Net change in unrealized appreciation/ depreciation of investments	38,059,143	(302,764)	27,507,436	583,420

Increase (decrease) in net assets from operations	37,199,164	(559,844)	29,039,561	273,416
Contract transactions
Net contract purchase payments	55,444,606	50,169,254	52,683,858	31,391,185
Transfer payments from (to) other subaccounts or general account	35,269,406	12,601,440	42,616,926	24,108,736
Contract terminations, withdrawals, and other deductions	(3,215,014)	(79,685)	(4,440,477)	(500,736)
Contract maintenance charges	(426,373)	(3,229)	(439,187)	(13,838)

Increase (decrease) in net assets from contract transactions	87,072,625	62,687,780	90,421,120	54,985,347

Net increase (decrease) in net assets	124,271,789	62,127,936	119,460,681	55,258,763
Net assets:
Beginning of the period	62,127,936	—	55,258,763	—

End of the period	$186,399,725	$62,127,936	$174,719,444	$55,258,763

See accompanying notes.

67

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(4,717,260)	$(428,870)	$(4,642,061)	$(465,946)
Net realized capital gains (losses)
on investments	2,392,538	(35,017)	246,895	—
Net change in unrealized appreciation/ depreciation of investments	80,011,859	(158,550)	90,174,916	(312,830)

Increase (decrease) in net assets from operations	77,687,137	(622,437)	85,779,750	(778,776)
Contract transactions
Net contract purchase payments	125,605,961	96,178,697	125,158,605	103,620,125
Transfer payments from (to) other subaccounts or general account	112,758,893	55,593,347	123,128,223	57,897,469
Contract terminations, withdrawals, and other deductions	(8,563,497)	(945,561)	(7,130,302)	(435,420)
Contract maintenance charges	(1,107,433)	(15,426)	(1,127,061)	(10,529)

Increase (decrease) in net assets from contract transactions	228,693,924	150,811,057	240,029,465	161,071,645

Net increase (decrease) in net assets	306,381,061	150,188,620	325,809,215	160,292,869
Net assets:
Beginning of the period	150,188,620	—	160,292,869	—

End of the period	$456,569,681	$150,188,620	$486,102,084	$160,292,869

See accompanying notes.

68

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Alger Aggressive Growth Subaccount		American Century Income & Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(246,917)	$(106,936)	$(271,595)	$(131,652)
Net realized capital gains (losses) on investments	(1,545,108)	(416,996)	(395,828)	(243,575)
Net change in unrealized appreciation/ depreciation of investments	6,486,276	(2,635,008)	6,729,712	(1,670,718)

Increase (decrease) in net assets from operations	4,694,251	(3,158,940)	6,062,289	(2,045,945)
Contract transactions
Net contract purchase payments	2,961,928	6,409,936	4,172,183	12,266,038
Transfer payments from (to) other subaccounts or general account	2,778,463	3,031,602	2,410,288	5,711,999
Contract terminations, withdrawals, and other deductions	(599,771)	(220,058)	(798,395)	(240,404)
Contract maintenance charges	(64,511)	(12,978)	(89,537)	(9,533)

Increase (decrease) in net assets from contract transactions	5,076,109	9,208,502	5,694,539	17,728,100

Net increase (decrease) in net assets	9,770,360	6,049,562	11,756,828	15,682,155
Net assets:
Beginning of the period	10,817,753	4,768,191	18,173,164	2,491,009

End of the period	$20,588,113	$10,817,753	$29,929,992	$18,173,164

See accompanying notes.

69

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	American Century International Subaccount		BlackRock Global Science & Technology Opportunities Subaccount
	2003	2002	2003	2002(1)
Operations
Net investment income (loss)	$(655,832)	$(68,327)	$(108,131)	$(4,462)
Net realized capital gains (losses) on investments	29,792	(1,006,294)	504,065	(15,007)
Net change in unrealized appreciation/ depreciation of investments	13,481,762	(317,707)	2,237,122	(106,236)

Increase (decrease) in net assets from operations	12,855,722	(1,392,328)	2,633,056	(125,705)
Contract transactions
Net contract purchase payments	8,164,472	13,820,567	1,878,177	970,734
Transfer payments from (to) other subaccounts or general account	26,731,865	4,852,959	8,633,130	1,103,846
Contract terminations, withdrawals, and other deductions	(992,316)	(64,387)	(149,978)	(1,768)
Contract maintenance charges	(166,094)	(4,347)	(29,900)	(82)

Increase (decrease) in net assets from contract transactions	33,737,927	18,604,792	10,331,429	2,072,730

Net increase (decrease) in net assets	46,593,649	17,212,464	12,964,485	1,947,025
Net assets:
Beginning of the period	18,122,481	910,017	1,947,025	—

End of the period	$64,716,130	$18,122,481	$14,911,510	$1,947,025

See accompanying notes.

70

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	BlackRock Mid Cap Growth Subaccount		Capital Guardian Global Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(106,420)	$(12,628)	$(851,311)	$(368,555)
Net realized capital gains (losses) on investments	34,663	(9,474)	(405,651)	(219,381)
Net change in unrealized appreciation/ depreciation of investments	1,912,954	(97,090)	23,212,866	(5,426,306)

Increase (decrease) in net assets from operations	1,841,197	(119,192)	21,955,904	(6,014,242)
Contract transactions
Net contract purchase payments	2,172,461	3,081,102	13,036,620	23,703,635
Transfer payments from (to) other subaccounts or general account	2,185,603	754,036	9,831,536	9,378,112
Contract terminations, withdrawals, and other deductions	(171,930)	(4,811)	(1,987,848)	(1,540,088)
Contract maintenance charges	(24,391)	(109)	(215,757)	(39,715)

Increase (decrease) in net assets from contract transactions	4,161,743	3,830,218	20,664,551	31,501,944

Net increase (decrease) in net assets	6,002,940	3,711,026	42,620,455	25,487,702
Net assets:
Beginning of the period	3,711,026	—	46,157,995	20,670,293

End of the period	$9,713,966	$3,711,026	$88,778,450	$46,157,995

See accompanying notes.

71

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(1,251,149)	$(370,217)	$(1,360,079)	$4,054,460
Net realized capital gains (losses) on investments	(230,950)	(31,673)	(664,861)	(25,906)
Net change in unrealized appreciation/ depreciation of investments	31,212,231	(8,052,664)	65,308,946	(39,243,247)

Increase (decrease) in net assets from operations	29,730,132	(8,454,554)	63,284,006	(35,214,693)
Contract transactions
Net contract purchase payments	19,979,250	31,730,051	25,150,775	53,740,810
Transfer payments from (to) other subaccounts or general account	17,399,207	17,976,703	17,681,694	25,631,972
Contract terminations, withdrawals, and other deductions	(2,374,918)	(1,477,244)	(14,428,175)	(15,779,548)
Contract maintenance charges	(334,886)	(54,057)	(535,469)	(124,569)

Increase (decrease) in net assets from contract transactions	34,668,653	48,175,453	27,868,825	63,468,665

Net increase (decrease) in net assets	64,398,785	39,720,899	91,152,831	28,253,972
Net assets:
Beginning of the period	62,015,962	22,295,063	167,994,073	139,740,101

End of the period	$126,414,747	$62,015,962	$259,146,904	$167,994,073

See accompanying notes.

72

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Clarion Real Estate Securities Subaccount		Dreyfus Small Cap Value Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$349,142	$27,887	$(2,135,346)	$21,348,851
Net realized capital gains (losses) on investments	600,000	(147,021)	(17,658,567)	(6,684,206)
Net change in unrealized appreciation/depreciation of investments	9,624,942	82,527	117,268,978	(94,046,954)

Increase (decrease) in net assets from operations	10,574,084	(36,607)	97,475,065	(79,382,309)
Contract transactions
Net contract purchase payments	8,665,248	10,206,022	1,428,428	32,677,467
Transfer payments from (to) other subaccounts or general account	9,601,804	8,717,335	(10,806,965)	18,490,479
Contract terminations, withdrawals, and other deductions	(983,448)	(466,671)	(14,625,456)	(15,060,161)
Contract maintenance charges	(126,191)	(5,787)	(338,014)	(139,754)

Increase (decrease) in net assets from contract transactions	17,157,413	18,450,899	(24,342,007)	35,968,031

Net increase (decrease) in net assets	27,731,497	18,414,292	73,133,058	(43,414,278)
Net assets:
Beginning of the period	18,414,292	—	122,808,233	166,222,511

End of the period	$46,145,789	$18,414,292	$195,941,291	$122,808,233

See accompanying notes.

73

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Gabelli Global Growth Subaccount		Great Companies - AmericaSM Subaccount
	2003(1)	2002	2003	2002
Operations
Net investment income (loss)	$(99,681)	$(102,801)	$(178,607)	$(82,450)
Net realized capital gains (losses) on investments	(819,125)	(355,526)	(111,446)	(673,599)
Net change in unrealized appreciation/depreciation of investments	1,034,468	(1,010,532)	4,289,521	(948,926)

Increase (decrease) in net assets from operations	115,662	(1,468,859)	3,999,468	(1,704,975)
Contract transactions
Net contract purchase payments	3,509,671	10,647,752	4,708,734	7,245,950
Transfer payments from (to) other subaccounts or general account	(21,044,175)	4,040,296	875,531	4,717,724
Contract terminations, withdrawals, and other deductions	(136,945)	(293,339)	(806,129)	(147,071)
Contract maintenance charges	(18,811)	(16,390)	(67,285)	(11,491)

Increase (decrease) in net assets from contract transactions	(17,690,260)	14,378,319	4,710,851	11,805,112

Net increase (decrease) in net assets	(17,574,598)	12,909,460	8,710,319	10,100,137
Net assets:
Beginning of the period	17,574,598	4,665,138	12,384,684	2,284,547

End of the period	$—	$17,574,598	$21,095,003	$12,384,684

See accompanying notes.

74

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Templeton Great Companies - Global Subaccount		Great Companies - TechnologySM Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(66,037)	$(22,026)	$(223,310)	$(62,421)
Net realized capital gains (losses) on investments	31,366	(180,706)	(640,598)	(118,095)
Net change in unrealized appreciation/depreciation of investments	1,179,784	(79,738)	6,436,749	(1,921,146)

Increase (decrease) in net assets from operations	1,145,113	(282,470)	5,572,841	(2,101,662)
Contract transactions
Net contract purchase payments	1,188,466	2,001,160	3,418,964	6,143,691
Transfer payments from (to) other subaccounts or general account	1,201,304	868,292	8,922,228	1,999,773
Contract terminations, withdrawals, and other deductions	(207,055)	(17,738)	(353,920)	(71,690)
Contract maintenance charges	(16,353)	(2,517)	(64,528)	(4,895)

Increase (decrease) in net assets from contract transactions	2,166,362	2,849,197	11,922,744	8,066,879

Net increase (decrease) in net assets	3,311,475	2,566,727	17,495,585	5,965,217
Net assets:
Beginning of the period	3,213,515	646,788	7,504,927	1,539,710

End of the period	$6,524,990	$3,213,515	$25,000,512	$7,504,927

See accompanying notes.

75

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Balanced (A/T) Subaccount		Janus Global Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(231,375)	$(25,887)	$(16,045)	$16,166
Net realized capital gains (losses) on investments	125,162	(8,744)	(289,207)	(947,009)
Net change in unrealized appreciation/depreciation of investments	2,461,285	25,948	517,018	425,345

Increase (decrease) in net assets from operations	2,355,072	(8,683)	211,766	(505,498)
Contract transactions
Net contract purchase payments	7,303,676	5,820,470	1,027	1,660
Transfer payments from (to) other subaccounts or general account	3,803,568	3,268,988	(54,036)	(473,891)
Contract terminations, withdrawals, and other deductions	(331,319)	(37,422)	(81,899)	(144,133)
Contract maintenance charges	(53,494)	(878)	(2,821)	(2,957)

Increase (decrease) in net assets from contract transactions	10,722,431	9,051,158	(137,729)	(619,321)

Net increase (decrease) in net assets	13,077,503	9,042,475	74,037	(1,124,819)
Net assets:
Beginning of the period	9,042,475	—	1,112,508	2,237,327

End of the period	$22,119,978	$9,042,475	$1,186,545	$1,112,508

See accompanying notes.

76

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Growth II (A/T) Subaccount		Janus Growth (A/T) Subaccount
	2003(1)	2002	2003(1)	2002
Operations
Net investment income (loss)	$(706,644)	$(2,866,831)	$(1,571,235)	$—
Net realized capital gains (losses) on investments	(61,715,467)	4,768,055	2,164,605	—
Net change in unrealized appreciation/depreciation of investments	74,151,833	(84,539,004)	29,751,366	—

Increase (decrease) in net assets from operations	11,729,722	(82,637,780)	30,344,736	—
Contract transactions
Net contract purchase payments	1,832,494	6,432,574	1,213,269	—
Transfer payments from (to) other subaccounts or general account	(158,819,259)	(25,878,306)	148,994,624	—
Contract terminations, withdrawals, and other deductions	(6,449,851)	(26,122,969)	(12,650,499)	—
Contract maintenance charges	(78,850)	(218,815)	(154,258)	—

Increase (decrease) in net assets from contract transactions	(163,515,466)	(45,787,516)	137,403,136	—

Net increase (decrease) in net assets	(151,785,744)	(128,425,296)	167,747,872	—
Net assets:
Beginning of the period	151,785,744	280,211,040	—	—

End of the period	$—	$151,785,744	$167,747,872	$—

See accompanying notes.

77

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Jennison Growth Subaccount		J.P. Morgan Enhanced Index Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(357,697)	$(279,102)	$(928,989)	$(711,125)
Net realized capital gains (losses) on investments	(3,750,937)	(1,628,285)	(3,123,097)	(2,139,981)
Net change in unrealized appreciation/depreciation of investments	10,017,179	(5,555,135)	29,018,611	(16,791,826)

Increase (decrease) in net assets from operations	5,908,545	(7,462,522)	24,966,525	(19,642,932)
Contract transactions
Net contract purchase payments	2,353,026	7,907,085	14,166,178	29,144,469
Transfer payments from (to) other subaccounts or general account	2,111,099	714,870	8,065,737	6,656,148
Contract terminations, withdrawals, and other deductions	(1,138,365)	(1,560,378)	(4,071,153)	(4,006,936)
Contract maintenance charges	(66,859)	(22,981)	(361,379)	(145,944)

Increase (decrease) in net assets from contract transactions	3,258,901	7,038,596	17,799,383	31,647,737

Net increase (decrease) in net assets	9,167,446	(423,926)	42,765,908	12,004,805
Net assets:
Beginning of the period	19,634,560	20,058,486	78,761,744	66,756,939

End of the period	$28,802,006	$19,634,560	$121,527,652	$78,761,744

See accompanying notes.

78

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Marsico Growth Subaccount		MFS High Yield Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(151,964)	$(91,445)	$(410,719)	$336,593
Net realized capital gains (losses) on investments	(333,439)	(380,368)	3,138,972	(47,645)
Net change in unrealized appreciation/depreciation of investments	2,649,527	(1,806,767)	11,559,959	437,104

Increase (decrease) in net assets from operations	2,164,124	(2,278,580)	14,288,212	726,052
Contract transactions
Net contract purchase payments	783,791	2,565,365	21,537,469	21,602,931
Transfer payments from (to) other subaccounts or general account	8,196,666	3,121,275	32,016,397	21,546,535
Contract terminations, withdrawals, and other deductions	(460,698)	(443,094)	(3,927,512)	(1,638,779)
Contract maintenance charges	(41,656)	(13,205)	(291,842)	(42,853)

Increase (decrease) in net assets from contract transactions	8,478,103	5,230,341	49,334,512	41,467,834

Net increase (decrease) in net assets	10,642,227	2,951,761	63,622,724	42,193,886
Net assets:
Beginning of the period	7,534,806	4,583,045	56,013,323	13,819,437

End of the period	$18,177,033	$7,534,806	$119,636,047	$56,013,323

See accompanying notes.

79

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	PBHG Mid Cap Growth Subaccount		PBHG/NWQ Value Select Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(349,834)	$(167,578)	$(273,431)	$204,983
Net realized capital gains (losses)on investments	(1,835,364)	(1,346,201)	(962,266)	(18,097)
Net change in unrealized appreciation/ depreciation of investments	7,549,617	(2,369,362)	12,309,230	(3,652,105)

Increase (decrease) in net assets from operations	5,364,419	(3,883,141)	11,073,533	(3,465,219)
Contract transactions
Net contract purchase payments	4,354,751	10,296,542	5,931,141	19,596,374
Transfer payments from (to) other subaccounts or general account	3,829,203	4,183,447	8,265,801	6,832,138
Contract terminations, withdrawals, and other deductions	(913,808)	(520,786)	(1,949,524)	(945,890)
Contract maintenance charges	(84,611)	(17,438)	(149,185)	(32,241)

Increase (decrease) in net assets from contract transactions	7,185,535	13,941,765	12,098,233	25,450,381

Net increase (decrease) in net assets	12,549,954	10,058,624	23,171,766	21,985,162
Net assets:
Beginning of the period	17,333,114	7,274,490	32,349,688	10,364,526

End of the period	$29,883,068	$17,333,114	$55,521,454	$32,349,688

See accompanying notes.

80

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	PIMCO Total Return Subaccount		Salomon All Cap Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(498,710)	$(391,352)	$(1,242,038)	$(147,144)
Net realized capital gains (losses) on investments	3,443,502	62,943	(1,103,735)	(500,194)
Net change in unrealized appreciation/ depreciation of investments	2,155,141	3,105,720	36,849,273	(16,750,016)

Increase (decrease) in net assets from operations	5,099,933	2,777,311	34,503,500	(17,397,354)
Contract transactions
Net contract purchase payments	56,716,056	58,257,912	14,836,384	50,492,725
Transfer payments from (to) other subaccounts or general account	8,787,003	48,749,636	10,475,742	28,486,616
Contract terminations, withdrawals, and other deductions	(4,872,316)	(1,540,545)	(3,409,261)	(2,024,783)
Contract maintenance charges	(554,559)	(19,523)	(446,690)	(94,454)

Increase (decrease) in net assets from contract transactions	60,076,184	105,447,480	21,456,175	76,860,104

Net increase (decrease) in net assets	65,176,117	108,224,791	55,959,675	59,462,750
Net assets:
Beginning of the period	108,224,791	—	88,454,040	28,991,290

End of the period	$173,400,908	$108,224,791	$144,413,715	$88,454,040

See accompanying notes.

81

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Convertible Securities Subaccount		Transamerica Equity Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(176,482)	$(18,274)	$(1,152,441)	$(561,637)
Net realized capital gains (losses) on investments	155,314	(7,586)	(2,703,332)	(617,267)
Net change in unrealized appreciation/ depreciation of investments	2,566,375	(6,293)	24,646,003	(7,778,549)

Increase (decrease) in net assets from operations	2,545,207	(32,153)	20,790,230	(8,957,453)
Contract transactions
Net contract purchase payments	4,283,392	3,126,239	12,556,086	28,322,976
Transfer payments from (to) other subaccounts or general account	8,029,194	2,023,935	2,358,528	23,822,936
Contract terminations, withdrawals, and other deductions	(450,759)	(10,289)	(2,849,641)	(1,705,848)
Contract maintenance charges	(42,323)	(161)	(292,677)	(69,847)

Increase (decrease) in net assets from contract transactions	11,819,504	5,139,724	11,772,296	50,370,217

Net increase (decrease) in net assets	14,364,711	5,107,571	32,562,526	41,412,764
Net assets:
Beginning of the period	5,107,571	—	59,308,368	17,895,604

End of the period	$19,472,282	$5,107,571	$91,870,894	$59,308,368

See accompanying notes.

82

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica U.S. Government Securities Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(379,376)	$(144,861)	$890,934	$772,158
Net realized capital gains (losses) on investments	(449,834)	165,037	1,860,016	19,874
Net change in unrealized appreciation/ depreciation of investments	7,937,158	(2,100,878)	(719,434)	3,963,100

Increase (decrease) in net assets from operations	7,107,948	(2,080,702)	2,031,516	4,755,132
Contract transactions
Net contract purchase payments	5,050,430	12,282,611	20,209,875	37,699,829
Transfer payments from (to) other subaccounts or general account	1,230,298	7,064,159	(14,329,972)	43,739,237
Contract terminations, withdrawals, and other deductions	(835,102)	(248,705)	(12,573,608)	(9,511,882)
Contract maintenance charges	(93,986)	(11,236)	(378,279)	(84,192)

Increase (decrease) in net assets from contract transactions	5,351,640	19,086,829	(7,071,984)	71,842,992

Net increase (decrease) in net assets	12,459,588	17,006,127	(5,040,468)	76,598,124
Net assets:
Beginning of the period	19,497,456	2,491,329	136,725,518	60,127,394

End of the period	$31,957,044	$19,497,456	$131,685,050	$136,725,518

See accompanying notes.

83

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica U.S. Government Securities-Safe Fund Subaccount		T. Rowe Price Dividend Growth Subaccount
	2003(1)	2002	2003(1)	2002
Operations
Net investment income (loss)	$—	$—	$71,791	$(68,808)
Net realized capital gains (losses) on investments	4	—	(1,594,680)	(80,865)
Net change in unrealized appreciation/ depreciation of investments	—	—	1,760,145	(1,845,436)

Increase (decrease) in net assets from operations	4	—	237,256	(1,995,109)
Contract transactions
Net contract purchase payments	—	—	39,778	3,971,822
Transfer payments from (to) other subaccounts or general account	699	—	(9,205,642)	2,928,537
Contract terminations, withdrawals, and other deductions	(703)	—	(161,749)	(211,599)
Contract maintenance charges	—	—	(18,665)	(14,353)

Increase (decrease) in net assets from contract transactions	(4)	—	(9,346,278)	6,674,407

Net increase (decrease) in net assets	—	—	(9,109,022)	4,679,298
Net assets:
Beginning of the period	—	—	9,109,022	4,429,724

End of the period	$—	$—	$—	$9,109,022

See accompanying notes.

84

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(1,905,861)	$(467,251)	$(2,162,947)	$(1,639,372)
Net realized capital gains (losses) on investments	1,502,949	3,397,772	(1,227,019)	(111,063)
Net change in unrealized appreciation/depreciation of investments	61,167,553	(32,571,171)	44,062,141	(30,774,065)

Increase (decrease) in net assets from operations	60,764,641	(29,640,650)	40,672,175	(32,524,500)
Contract transactions
Net contract purchase payments	29,963,246	57,550,744	16,683,818	34,609,794
Transfer payments from (to) other subaccounts or general account	22,411,220	32,414,577	12,896,988	7,876,213
Contract terminations, withdrawals, and other deductions	(19,755,240)	(17,919,776)	(9,970,531)	(11,170,903)
Contract maintenance charges	(610,687)	(169,181)	(381,166)	(117,438)

Increase (decrease) in net assets from contract transactions	32,008,539	71,876,364	19,229,109	31,197,666

Net increase (decrease) in net assets	92,773,180	42,235,714	59,901,284	(1,326,834)
Net assets:
Beginning of the period	220,110,075	177,874,361	125,639,090	126,965,924

End of the period	$312,883,255	$220,110,075	$185,540,374	$125,639,090

See accompanying notes.

85

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(1,122,971)	$(306,264)	$(275,662)	$(815,908)
Net realized capital gains (losses) on investments	(862,364)	(170,781)	(5,878,267)	(5,365,403)
Net change in unrealized appreciation/depreciation of investments	27,767,121	(5,260,073)	24,734,372	(7,113,910)

Increase (decrease) in net assets from operations	25,781,786	(5,737,118)	18,580,443	(13,295,221)
Contract transactions
Net contract purchase payments	15,624,958	26,816,403	3,315,957	6,714,068
Transfer payments from (to) other subaccounts or general account	29,579,272	16,018,652	823,555	749,539
Contract terminations, withdrawals, and other deductions	(2,343,008)	(491,557)	(6,583,876)	(8,698,024)
Contract maintenance charges	(270,375)	(24,335)	(111,336)	(59,968)

Increase (decrease) in net assets from contract transactions	42,590,847	42,319,163	(2,555,700)	(1,294,385)

Net increase (decrease) in net assets	68,372,633	36,582,045	16,024,743	(14,589,606)
Net assets:
Beginning of the period	43,928,332	7,346,287	61,044,131	75,633,737

End of the period	$112,300,965	$43,928,332	$77,068,874	$61,044,131

See accompanying notes.

86

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Van Kampen Asset Allocation Subaccount		Van Kampen Money Market Subaccount
	2003	2002	2003(1)	2002
Operations
Net investment income (loss)	$732,867	$1,434,983	$(518,785)	$(272,240)
Net realized capital gains (losses) on investments	(23,253,535)	(8,067,043)	3,810	1,795
Net change in unrealized appreciation/depreciation of investments	51,520,935	(30,632,498)	—	—

Increase (decrease) in net assets from operations	29,000,267	(37,264,558)	(514,975)	(270,445)
Contract transactions
Net contract purchase payments	3,376,285	13,084,356	99,076,185	142,832,145
Transfer payments from (to) other subaccounts or general account	(15,890,922)	13,520,373	(272,452,993)	(39,481,855)
Contract terminations, withdrawals, and other deductions	(20,282,368)	(29,362,916)	(7,937,070)	(28,985,461)
Contract maintenance charges	(265,264)	(164,188)	(96,346)	(133,580)

Increase (decrease) in net assets from contract transactions	(33,062,269)	(2,922,375)	(181,410,224)	74,231,249

Net increase (decrease) in net assets	(4,062,002)	(40,186,933)	(181,925,199)	73,960,804
Net assets:
Beginning of the period	167,655,244	207,842,177	181,925,199	107,964,395

End of the period	$163,593,242	$167,655,244	$—	$181,925,199

See accompanying notes.

87

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Money Market Subaccount		Van Kampen Emerging Growth Subaccount
	2003(1)	2002	2003	2002
Operations
Net investment income (loss)	$(926,468)	$—	$(522,788)	$(206,326)
Net realized capital gains (losses) on investments	410	—	(2,082,031)	(117,189)
Net change in unrealized appreciation/depreciation of investments	—	—	11,100,581	(5,952,099)

Increase (decrease) in net assets from operations	(926,058)	—	8,495,762	(6,275,614)
Contract transactions
Net contract purchase payments	25,055,993	—	6,497,137	21,778,407
Transfer payments from (to) other subaccounts or general account	140,014,418	—	868,820	7,967,607
Contract terminations, withdrawals, and other deductions	(30,806,358)	—	(872,986)	(432,134)
Contract maintenance charges	(378,120)	—	(137,344)	(17,238)

Increase (decrease) in net assets from contract transactions	133,885,933	—	6,355,627	29,296,642

Net increase (decrease) in net assets	132,959,875	—	14,851,389	23,021,028
Net assets:
Beginning of the period	—	—	27,232,336	4,211,308

End of the period	$132,959,875	$—	$42,083,725	$27,232,336

See accompanying notes.

88

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(637,751)	$(90,248)	$(114,107)	$(12,363)
Net realized capital gains (losses) on investments	(94,246)	(73,303)	37,128	(19,299)
Net change in unrealized appreciation/ depreciation of investments	13,897,810	(507,013)	2,163,913	(57,565)

Increase (decrease) in net assets from operations	13,165,813	(670,564)	2,086,934	(89,227)
Contract transactions
Net contract purchase payments	12,024,633	18,109,897	2,593,932	2,531,834
Transfer payments from (to) other subaccounts or general account	9,052,154	7,443,172	2,563,864	1,482,929
Contract terminations, withdrawals, and other deductions	(833,390)	(99,194)	(206,875)	(9,896)
Contract maintenance charges	(158,063)	(2,421)	(26,115)	(217)

Increase (decrease) in net assets from contract transactions	20,085,334	25,451,454	4,924,806	4,004,650

Net increase (decrease) in net assets	33,251,147	24,780,890	7,011,740	3,915,423
Net assets:
Beginning of the period	24,780,890	—	3,915,423	—

End of the period	$58,032,037	$24,780,890	$10,927,163	$3,915,423

See accompanying notes.

89

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Premier Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(401,327)	$(309,128)	$(363,884)	$(169,571)
Net realized capital gains (losses) on investments	(815,525)	672,735	(1,542,195)	(545,422)
Net change in unrealized appreciation/ depreciation of investments	19,029,644	(9,215,842)	6,902,316	(3,648,051)

Increase (decrease) in net assets from operations	17,812,792	(8,852,235)	4,996,237	(4,363,044)
Contract transactions
Net contract purchase payments	7,250,467	29,917,478	3,640,523	12,010,309
Transfer payments from (to) other subaccounts or general account	10,347,000	16,867,309	1,730,347	5,206,679
Contract terminations, withdrawals, and other deductions	(2,211,432)	(996,187)	(665,039)	(257,055)
Contract maintenance charges	(254,718)	(43,951)	(91,900)	(16,163)

Increase (decrease) in net assets from contract transactions	15,131,317	45,744,649	4,613,931	16,943,770

Net increase (decrease) in net assets	32,944,109	36,892,414	9,610,168	12,580,726
Net assets:
Beginning of the period	50,207,336	13,314,922	18,229,620	5,648,894

End of the period	$83,151,445	$50,207,336	$27,839,788	$18,229,620

See accompanying notes.

90

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Aspen -Mid Cap Growth Subaccount		Janus Aspen - Strategic Value Subaccount
	2003	2002	2003(1)	2002
Operations
Net investment income (loss)	$(191,585)	$(84,986)	$(12,294)	$(46,339)
Net realized capital gains (losses) on investments	(524,782)	(493,093)	(706,215)	(252,868)
Net change in unrealized appreciation/depreciation of investments	4,467,074	(1,316,096)	797,067	(755,169)

Increase (decrease) in net assets from operations	3,750,707	(1,894,175)	78,558	(1,054,376)
Contract transactions
Net contract purchase payments	1,512,288	3,853,835	16,106	1,215,348
Transfer payments from (to) other subaccounts or general account	8,538,106	1,768,395	(2,977,523)	817,602
Contract terminations, withdrawals, and other deductions	(884,042)	(229,505)	(44,697)	(312,038)
Contract maintenance charges	(45,469)	(12,558)	(5,206)	(5,268)

Increase (decrease) in net assets from contract transactions	9,120,883	5,380,167	(3,011,320)	1,715,644

Net increase (decrease) in net assets	12,871,590	3,485,992	(2,932,762)	661,268
Net assets:
Beginning of the period	7,669,307	4,183,315	2,932,762	2,271,494

End of the period	$20,540,897	$7,669,307	$—	$2,932,762

See accompanying notes.

91

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Aspen - Mid Cap Value Subaccount		Janus Aspen - Worldwide Growth Subaccount
	2003(1)	2002	2003	2002
Operations
Net investment income (loss)	$(26,219)	$—	$(177,898)	$(108,614)
Net realized capital gains (losses) on investments	49,598	—	(1,073,713)	(600,659)
Net change in unrealized appreciation/depreciation of investments	886,801	—	8,166,716	(4,614,424)

Increase (decrease) in net assets from operations	910,180	—	6,915,105	(5,323,697)
Contract transactions
Net contract purchase payments	73,035	—	5,508,095	15,073,884
Transfer payments from (to) other subaccounts or general account	2,501,854	—	(508,573)	8,027,557
Contract terminations, withdrawals, and other deductions	(54,314)	—	(1,179,774)	(416,085)
Contract maintenance charges	(4,079)	—	(116,205)	(29,385)

Increase (decrease) in net assets from contract transactions	2,516,496	—	3,703,543	22,655,971

Net increase (decrease) in net assets	3,426,676	—	10,618,648	17,332,274
Net assets:
Beginning of the period	—	—	25,794,581	8,462,307

End of the period	$3,426,676	$—	$36,413,229	$25,794,581

See accompanying notes.

92

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(300,213)	$(38,313)	$36,027	$(87,927)
Net realized capital gains (losses) on investments	269,901	(31,685)	53,388	(1,066)
Net change in unrealized appreciation/depreciation of investments	5,743,967	(338,477)	7,721,734	221,917

Increase (decrease) in net assets from operations	5,713,655	(408,475)	7,811,149	132,924
Contract transactions
Net contract purchase payments	5,948,628	8,693,202	19,403,420	18,873,770
Transfer payments from (to) other subaccounts or general account	6,319,245	2,346,528	12,684,870	7,971,508
Contract terminations, withdrawals, and other deductions	(335,163)	(22,300)	(935,263)	(136,881)
Contract maintenance charges	(69,638)	(242)	(167,203)	(2,164)

Increase (decrease) in net assets from contract transactions	11,863,072	11,017,188	30,985,824	26,706,233

Net increase (decrease) in net assets	17,576,727	10,608,713	38,796,973	26,839,157
Net assets:
Beginning of the period	10,608,713	—	26,839,157	—

End of the period	$28,185,440	$10,608,713	$65,636,130	$26,839,157

See accompanying notes.

93

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Fidelity - VIP Contrafund® Subaccount		Fidelity - VIP Equity-Income Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(1,117,547)	$(295,127)	$(55,117)	$(140,447)
Net realized capital gains (losses) on investments	107,260	(315,468)	(778,682)	98,459
Net change in unrealized appreciation/depreciation of investments	24,816,786	(2,618,741)	15,859,032	(4,187,266)

Increase (decrease) in net assets from operations	23,806,499	(3,229,336)	15,025,233	(4,229,254)
Contract transactions
Net contract purchase payments	21,816,361	36,794,633	9,902,147	18,486,960
Transfer payments from (to) other subaccounts or general account	18,339,853	13,770,922	10,119,061	15,895,309
Contract terminations, withdrawals, and other deductions	(2,041,645)	(846,343)	(1,585,648)	(652,978)
Contract maintenance charges	(313,047)	(32,314)	(193,833)	(34,866)

Increase (decrease) in net assets from contract transactions	37,801,522	49,686,898	18,241,727	33,694,425

Net increase (decrease) in net assets	61,608,021	46,457,562	33,266,960	29,465,171
Net assets:
Beginning of the period	56,346,614	9,889,052	38,609,834	9,144,663

End of the period	$117,954,635	$56,346,614	$71,876,794	$38,609,834

See accompanying notes.

94

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Fidelity - VIP Growth Subaccount		Fidelity - VIP Growth Opportunities Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(373,399)	$(118,338)	$(34,996)	$(27,969)
Net realized capital gains (losses) on investments	(1,420,036)	(52,286)	(77,630)	(187,197)

Net change in unrealized appreciation/depreciation of investments	9,455,337	(2,678,557)	1,026,134	(649,501)

Increase (decrease) in net assets from operations	7,661,902	(2,849,181)	913,508	(864,667)
Contract transactions
Net contract purchase payments	5,699,508	13,209,281	53,567	1,390,813
Transfer payments from (to) other subaccounts or general account	4,260,961	6,168,914	(130,704)	1,063,816
Contract terminations, withdrawals, and other deductions	(902,881)	(162,116)	(191,343)	(119,006)
Contract maintenance charges	(102,348)	(8,013)	(13,739)	(5,533)

Increase (decrease) in net assets from contract transactions	8,955,240	19,208,066	(282,219)	2,330,090

Net increase (decrease) in net assets	16,617,142	16,358,885	631,289	1,465,423
Net assets:
Beginning of the period	18,741,932	2,383,047	3,388,621	1,923,198

End of the period	$35,359,074	$18,741,932	$4,019,910	$3,388,621

See accompanying notes.

95

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Fidelity - VIP Mid Cap Subaccount		Fidelity - VIP Value Strategies Subaccount
	2003	2002	2003	2002(1)
Operations
Net investment income (loss)	$(1,870,204)	$(593,935)	$(733,649)	$(68,593)
Net realized capital gains (losses) on investments	273,381	(104,678)	1,674,799	(36,433)
Net change in unrealized appreciation/depreciation of investments	53,425,249	(5,550,159)	21,524,081	(232,525)

Increase (decrease) in net assets from operations	51,828,426	(6,248,772)	22,465,231	(337,551)
Contract transactions
Net contract purchase payments	25,867,801	54,079,854	13,634,013	15,254,531
Transfer payments from (to) other subaccounts or general account	26,537,523	39,097,438	22,407,039	5,594,252
Contract terminations, withdrawals, and other deductions	(5,328,860)	(2,241,620)	(745,134)	(40,368)
Contract maintenance charges	(539,279)	(70,904)	(187,000)	(1,667)

Increase (decrease) in net assets from contract transactions	46,537,185	90,864,768	35,108,918	20,806,748

Net increase (decrease) in net assets	98,365,611	84,615,996	57,574,149	20,469,197
Net assets:
Beginning of the period	103,698,664	19,082,668	20,469,197	—

End of the period	$202,064,275	$103,698,664	$78,043,346	$20,469,197

See accompanying notes.

96

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	STI Capital Appreciation Subaccount		STI Growth & Income Subaccount
	2003(1)	2002	2003(1)	2002
Operations
Net investment income (loss)	$(43)	$—	$(4)	$—
Net realized capital gains (losses) on investments	53	—	91	—
Net change in unrealized appreciation/depreciation of investments	484	—	—	—

Increase (decrease) in net assets from operations	494	—	87	—
Contract transactions
Net contract purchase payments	6,581	—	500	—
Transfer payments from (to) other subaccounts or general account	8,984	—	1	—
Contract terminations, withdrawals, and other deductions	(548)	—	(588)	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	15,017	—	(87)	—

Net increase (decrease) in net assets	15,511	—	—	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$15,511	$—	$—	$—

See accompanying notes.

97

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	STI International Equity Subaccount		STI Investment Grade Bond Subaccount
	2003(1)	2002	2003(1)	2002
Operations
Net investment income (loss)	$(2)	$—	$15	$—
Net realized capital gains (losses) on investments	132	—	(9)	—
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	130	—	6	—
Contract transactions
Net contract purchase payments	500	—	500	—
Transfer payments from (to) other subaccounts or general account	—	—	(10)	—
Contract terminations, withdrawals, and other deductions	(630)	—	(496)	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(130)	—	(6)	—

Net increase (decrease) in net assets	—	—	—	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

98

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	STI Mid-Cap Equity Subaccount		STI Small Cap Value Equity Subaccount
	2003(1)	2002	2003(1)	2002
Operations
Net investment income (loss)	$(6)	$—	$(5)	$—
Net realized capital gains (losses) on investments	115	—	158	—
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	109	—	153	—
Contract transactions
Net contract purchase payments	500	—	500	—
Transfer payments from (to) other subaccounts or general account	3	—	2	—
Contract terminations, withdrawals, and other deductions	(612)	—	(655)	—
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(109)	—	(153)	—

Net increase (decrease) in net assets	—	—	—	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

See accompanying notes.

99

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	STI Value Income Stock Subaccount
	2003(1)	2002
Operations
Net investment income (loss)	$(2)	$—
Net realized capital gains (losses) on investments	84	—
Net change in unrealized appreciation/depreciation of investments	—	—

Increase (decrease) in net assets from operations	82	—
Contract transactions
Net contract purchase payments	500	—
Transfer payments from (to) other subaccounts or general account	1	—
Contract terminations, withdrawals, and other deductions	(583)	—
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	(82)	—

Net increase (decrease) in net assets	—	—
Net assets:
Beginning of the period	—	—

End of the period	$—	$—

See accompanying notes.

100

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific investment subaccounts except for those of the STI Classic Variable Trust are available to contract owners of The Transamerica Landmark Variable Annuity, The Transamerica Freedom Variable Annuity, and The Transamerica Landmark ML Variable Annuity, issued by Transamerica Life. All amounts reported herein represent the activity related to contract owners of The Transamerica Landmark Variable Annuity only. The STI Classic Variable Trust subaccounts are available to the contract owners of The Transamerica Landmark Suntrust Variable Annuity. The remaining subaccounts (not included herein) are available to the contract owners of The Transamerica Landmark ML Variable Annuity. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-Safe Fund-Service Class subaccount (“Safe Fund”) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “Safe Fund” when the policy value has dropped relative to the guaranteed amount

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:

Asset Allocation-Growth Portfolio

Asset Allocation-Conservative Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

Alger Aggressive Growth

American Century Income & Growth

American Century International

BlackRock Global Science & Technology Opportunities

BlackRock Mid Cap Growth

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Clarion Real Estate Securities

Dreyfus Small Cap Value

Great Companies-AmericaSM

Templeton Great Companies-Global

Great Companies-TechnologySM

Janus Balanced (A/T)

101

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Janus Global

Janus Growth (A/T)

Jennison Growth

J.P. Morgan Enhanced Index

Marsico Growth

MFS High Yield

PBHG Mid Cap Growth

PBHG/NWQ Value Select

PIMCO Total Return

Salomon All Cap

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica U.S. Government Securities

Transamerica U.S. Government Securities-Safe Fund

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation

Van Kampen Asset Allocation

Transamerica Money Market

Van Kampen Emerging Growth

AIM Variable Insurance Funds-Series II:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Premier Growth Portfolio

Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio

Janus Aspen-Mid Cap Value Portfolio

Janus Aspen-Worldwide Growth

MFS® Variable Insurance TrustSM-Service Class:

MFS New Discovery Series

MFS Total Return Series

102

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Variable Insurance Products Fund-Service Class 2:

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

STI Classic Variable Trust:

STI Capital Appreciation Fund

STI Growth & Income Fund

STI International Equity Fund

STI Investment Grade Bond Fund

STI Mid-Cap Equity Fund

STI Small Cap Value Equity Fund

STI Value Income Stock Fund

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
American Century Income & Growth	May 1, 2001
American Century International	May 1, 2001
Great Companies-AmericaSM	May 1, 2001
Great Companies-TechnologySM	May 1, 2001
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Emerging Growth	May 1, 2001
AllianceBernstein Growth & Income	May 1, 2001
AllianceBernstein Premier Growth	May 1, 2001
Fidelity-VIP Growth	May 1, 2001
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation - Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
BlackRock Global Science & Technology Opportunities	May 1, 2002

103

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows (continued):

Subaccount	Inception Date
BlackRock Mid Cap Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Janus Balanced (A/T)	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity - VIP Value Strategies	May 1, 2002
Transamerica Money Market	May 1, 2003
Janus Growth (A/T)	May 1, 2003
Janus Aspen-Mid Cap Value	May 1, 2003
STI Capital Appreciation	May 1, 2003
STI Growth & Income	May 1, 2003
STI International Equity	May 1, 2003
STI Investment Grade Bond	May 1, 2003
STI Mid-Cap Equity	May 1, 2003
STI Small Cap Value Equity	May 1, 2003
STI Value Income Stock	May 1, 2003
Transamerica U.S. Government Securities-Safe Fund	November 3, 2003

The following Portfolio mergers were made effective May 1, 2003:

Portfolio	Formerly
Janus Growth (A/T)	Janus Growth II
T. Rowe Price Equity Income	T. Rowe Price Dividend Growth
Transamerica Money Market	Van Kampen Money Market
American Century International	Gabelli Global Growth
Janus Aspen-Mid Cap Value Portfolio	Janus Aspen-Strategic Value Portfolio

104

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2003:

Portfolio	Formerly
Asset Allocation-Growth Portfolio	Aggressive Asset Allocation
Asset Allocation-Conservative Portfolio	Conservative Asset Allocation
Asset Allocation-Moderate Portfolio	Moderate Asset Allocation
Asset Allocation-Moderate Growth Portfolio	Moderately Aggressive Asset Allocation
BlackRock Global Science & Technology Opportunities	BlackRock Global Science & Technology
Templeton Great Companies - Global	Great Companies-Global[2]
AllianceBernstein Growth & Income Portfolio	Alliance Growth & Income Portfolio
AllianceBernstein Premier Growth Portfolio	Alliance Premier Growth Portfolio
Janus Aspen-Mid Cap Growth Portfolio	Janus Aspen-Aggressive Growth Portfolio

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Janus Global	September 1, 2000
Marsico Growth	May 1, 2002
T. Rowe Price Dividend Growth	May 1, 2002
Janus Aspen-Mid Cap Value	May 1, 2002
Fidelity-VIP Growth Opportunities	May 1, 2002
Dreyfus Small Cap Value	July 1, 2002

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

105

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2003.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

106

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Asset Allocation - Growth Portfolio
Initial	$90,574,172	$8,495,185
Service	3,753,579	503,062
Asset Allocation - Conservative Portfolio
Initial	108,755,232	24,870,786
Service	5,215,425	575,123
Asset Allocation - Moderate Portfolio
Initial	233,691,137	18,436,147
Service	9,289,258	566,624
Asset Allocation - Moderate Growth Portfolio
Initial	237,098,726	10,197,877
Service	8,871,099	384,288
Alger Aggressive Growth Portfolio
Initial	12,646,407	7,900,836
Service	154,104	70,432
American Century Income & Growth
Initial	7,506,662	2,148,812
Service	66,612	1,496
American Century International
Initial	37,561,220	4,484,121
Service	59,913	2,703
BlackRock Global Science & Technology Opportunities
Initial	13,246,632	3,156,607
Service	148,786	15,511
BlackRock Mid Cap Growth
Initial	4,999,722	1,006,356
Service	64,655	2,698
Capital Guardian Global
Initial	20,476,113	1,289,839
Service	881,196	254,197
Capital Guardian U.S. Equity
Initial	35,737,950	2,987,541
Service	754,939	87,751

107

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
Capital Guardian Value
Initial	32,380,630	6,789,458
Service	1,107,475	189,855
Clarion Real Estate Securities
Initial	21,638,227	4,129,667
Service	144,349	6,811
Dreyfus Small Cap Value
Initial	2,161,189	28,642,104
Gabelli Global Growth
Initial	5,882,347	23,672,276
Great Companies - AmericaSM
Initial	9,320,929	4,897,298
Service	110,356	1,737
Templeton Great Companies - Global
Initial	2,794,487	757,749
Service	65,235	1,596
Great Companies - TechnologySM
Initial	14,920,932	3,347,479
Service	131,549	5,526
Janus Balanced (A/T)
Initial	12,445,420	2,026,740
Service	73,820	1,433
Janus Global
Initial	29,655	183,430
Janus Growth II (A/T)
Initial	403,089	164,625,211
Janus Growth
Initial	155,786,189	20,132,152
Service	182,359	2,069
Jennison Growth
Initial	6,177,706	3,336,996
Service	63,069	2,561
J.P. Morgan Enhanced Index
Initial	23,002,755	6,235,253
Service	103,937	2,937

108

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
Marsico Growth
Initial	9,485,016	1,438,709
Service	281,441	1,642
MFS High Yield
Initial	88,627,117	40,189,984
Service	529,584	42,862
PBHG Mid Cap Growth
Initial	9,790,257	3,177,272
Service	252,440	29,707
PBHG/NWQ Value Select
Initial	20,420,496	8,971,765
Service	431,208	55,162
PIMCO Total Return
Initial	114,169,704	55,138,592
Service	1,421,675	443,770
Salomon All Cap
Initial	24,960,359	5,002,618
Service	340,367	91,956
Transamerica Convertible Securities
Initial	12,772,795	1,335,886
Service	213,423	7,176
Transamerica Equity
Initial	25,728,016	15,310,858
Service	210,759	7,902
Transamerica Growth Opportunities
Initial	9,540,446	4,633,783
Service	68,177	2,433
Transamerica U.S. Government Securities
Initial	36,805,087	43,278,229
Service	531,293	214,006
Transamerica U.S. Government Securities-Safe Fund
Service	700	704
T. Rowe Price Dividend Growth
Initial	395,974	9,670,462
T. Rowe Price Equity Income
Initial	48,718,960	17,628,151
Service	591,438	4,966

109

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
T. Rowe Price Growth Stock
Initial	25,895,406	9,272,697
Service	448,269	5,446
T. Rowe Price Small Cap
Initial	48,938,971	7,825,660
Service	431,578	84,745
Van Kampen Active International Allocation
Initial	5,793,393	8,656,992
Service	34,773	2,744
Van Kampen Asset Allocation
Initial	4,826,614	37,312,845
Service	158,609	1,651
Van Kampen Money Market
Initial	84,857,248	266,778,804
Transamerica Money Market
Initial	311,570,836	179,647,544
Service	2,285,593	1,244,435
Van Kampen Emerging Growth
Initial	13,400,490	7,813,734
Service	204,764	2,001
AIM Variable Insurance Funds - Series II Shares:
AIM V.I. Basic Value Fund-Series II	20,574,181	1,126,519
AIM V.I. Capital Appreciation Fund-Series II	5,126,624	315,824
AllianceBernstien Variable Products Series Fund, Inc. - Class B:
AllianceBernstien Growth & Income Portfolio - Class B	19,826,537	5,096,464
AllianceBernstien Premier Growth Portfolio - Class B	11,485,097	7,234,966
Janus Aspen Series - Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	15,629,997	6,700,657
Janus Aspen - Strategic Value Portfolio-Service Shares	62,296	3,085,907
Janus Aspen - Mid Cap Value Portfolio-Service Shares	2,775,296	285,036
Janus Aspen-Worldwide Growth Portfolio-Service Shares	7,976,174	4,450,409
MFS® Variable Insurance TrustSM:
MFS New Discovery Series-Service Class	14,467,989	2,905,055
MFS Total Return Series-Service Class	33,221,019	2,199,056
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity - VIP Contrafund® Portfolio	44,059,587	7,375,571
Fidelity - VIP Equity-Income Portfolio - Service Class 2	22,616,287	4,429,484
Fidelity - VIP Growth Portfolio - Service Class 2	12,904,306	4,322,423
Fidelity - VIP Growth Opportunities Portfolio	241,419	558,611
Fidelity - VIP Mid Cap Portfolio - Service Class 2	53,551,030	8,905,955
Fidelity - VIP Value Strategies Portfolio - Service Class 2	39,637,963	4,870,096

110

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
STI Classic Variable Trust:
STI Capital Appreciation Fund	15,564	591
STI Growth & Income Fund	503	594
STI International Equity Fund	505	637
STI Investment Grade Bond Fund	520	501
STI Mid-Cap Equity Fund	503	618
STI Small Cap Value Equity Fund	504	662
STI Value Income Stock Fund	506	590

111

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Asset Allocation - Growth Subaccount(1)	Asset Allocation - Conservative Subaccount(1)	Asset Allocation - Moderate Subaccount(1)	Asset Allocation - Moderate Growth Subaccount(1)	Alger Aggressive Growth Subaccount
Units outstanding at January 1, 2002	—	—	—	—	7,353,147
Units purchased	62,018,241	35,297,381	111,508,639	123,708,292	11,002,486
Units redeemed and transferred	15,177,281	26,349,859	61,553,992	67,280,502	3,953,909

Units outstanding at December 31, 2002	77,195,522	61,647,240	173,062,631	190,988,794	22,309,542
Units purchased	66,098,585	57,449,808	143,079,479	144,868,089	6,071,689
Units redeemed and transferred	35,876,616	41,625,978	110,741,646	125,392,730	4,439,907

Units outstanding at December 31, 2003	179,170,723	160,723,027	426,883,756	461,249,613	32,821,138

	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount(1)	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount
Units outstanding at January 1, 2002	2,652,940	1,092,748	—	—	19,015,954
Units purchased	14,660,442	19,539,175	1,302,993	3,951,430	28,030,715
Units redeemed and transferred	6,631,135	6,524,668	1,417,071	947,089	10,408,303

Units outstanding at December 31, 2002	23,944,517	27,156,591	2,720,064	4,898,519	57,454,972
Units purchased	5,453,849	11,959,614	2,253,200	2,756,532	14,689,765
Units redeemed and transferred	1,505,789	39,183,946	8,904,573	2,397,496	8,048,892

Units outstanding at December 31, 2003	30,904,155	78,300,151	13,877,838	10,052,548	80,193,629

112

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount(1)
Units outstanding at January 1, 2002	25,752,854	65,773,709	—	63,008,032	5,410,682
Units purchased	44,122,704	48,087,581	11,161,597	36,882,341	14,019,950
Units redeemed and transferred	22,018,785	18,202,827	8,646,416	21,068,688	4,659,040

Units outstanding at December 31, 2002	91,894,343	132,064,117	19,808,013	120,959,061	24,089,672
Units purchased	28,312,804	19,845,623	9,015,351	1,774,600	4,924,788
Units redeemed and transferred	19,490,665	4,131,669	8,289,915	(17,458,636)	(29,014,460)

Units outstanding at December 31, 2003	139,697,812	156,041,409	37,113,279	105,275,024	—

	Great Companies - AmericaSM Subaccount	Templeton Great Companies - Global Subaccount	Great Companies - TechnologySM Subaccount	Janus Balanced (A/T) Subaccount(1)	Janus Global Subaccount
Units outstanding at January 1, 2002	2,324,771	757,925	1,990,417	—	3,784,444
Units purchased	8,915,670	2,884,182	10,330,294	6,298,844	82,758
Units redeemed and transferred	4,736,013	1,209,406	3,133,430	3,322,760	(1,285,352)

Units outstanding at December 31, 2002	15,976,454	4,851,513	15,454,141	9,621,604	2,581,850
Units purchased	5,869,162	1,664,842	5,701,796	7,798,695	2,328
Units redeemed and transferred	56,396	1,231,817	12,790,160	3,552,498	(316,629)

Units outstanding at December 31, 2003	21,902,012	7,748,173	33,946,097	20,972,797	2,267,549

113

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Janus Growth II (A/T) Subaccount(1)	Janus Growth (A/T) Subaccount(1)	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Units outstanding at January 1, 2002	13,937,376	—	23,147,688	54,591,461	5,540,197
Units purchased	6,191,055	—	11,077,422	31,840,358	3,072,022
Units redeemed and transferred	(781,609)	—	(1,614,870)	6,315,405	3,373,551

Units outstanding at December 31, 2002	19,346,822	—	32,610,240	92,747,224	11,985,770
Units purchased	1,283,402	599,211	3,720,931	14,674,119	956,356
Units redeemed and transferred	(20,630,224)	18,134,268	1,011,391	2,484,568	10,197,302

Units outstanding at December 31, 2003	—	18,733,479	37,342,561	109,905,911	23,139,428

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount
Units outstanding at January 1, 2002	14,368,833	12,609,731	10,361,912	—	29,225,118
Units purchased	22,567,892	19,054,305	22,537,244	57,075,810	60,639,999
Units redeemed and transferred	20,527,999	5,830,509	6,077,223	45,853,951	31,324,405

Units outstanding at December 31, 2002	57,464,724	37,494,545	38,976,379	102,929,761	121,189,522
Units purchased	21,653,750	10,146,841	6,770,034	53,789,662	18,889,420
Units redeemed and transferred	26,884,571	4,673,457	6,434,933	2,925,049	6,880,603

Units outstanding at December 31, 2003	106,003,045	52,314,844	52,181,346	159,644,472	146,959,545

114

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Transamerica Convertible Securities Subaccount(1)	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-Safe Fund Subaccount(1)
Units outstanding at January 1, 2002	—	22,816,124	2,250,328	44,518,524	—
Units purchased	3,374,695	40,578,636	12,268,808	33,796,467	—
Units redeemed and transferred	2,161,743	30,306,766	6,854,116	31,072,070	—

Units outstanding at December 31, 2002	5,536,438	93,701,526	21,373,252	109,387,061	—
Units purchased	4,444,501	20,204,679	5,922,411	15,820,445	11
Units redeemed and transferred	7,335,511	(49,015)	141,263	(21,256,620)	(11)

Units outstanding at December 31, 2003	17,316,449	113,857,190	27,436,927	103,950,886	—

	T. Rowe Price Dividend Growth Subaccount(1)	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Units outstanding at January 1, 2002	4,481,763	83,106,237	51,722,995	8,699,824	62,193,754
Units purchased	4,193,058	51,470,611	30,841,496	39,323,514	7,876,928
Units redeemed and transferred	3,019,498	23,119,878	7,230,064	21,739,390	(5,712,369)

Units outstanding at December 31, 2002	11,694,319	157,696,726	89,794,555	69,762,728	64,358,313
Units purchased	53,537	23,213,370	11,976,826	24,757,308	3,661,687
Units redeemed and transferred	(11,747,856)	5,377,767	2,747,767	36,564,494	(5,592,503)

Units outstanding at December 31, 2003	—	186,287,863	104,519,149	131,084,530	62,427,497

115

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount	Transamerica Money Market Subaccount(1)	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount(1)
Units outstanding at January 1, 2002	85,210,147	83,695,016	—	5,226,682	—
Units purchased	13,637,803	129,197,868	—	32,591,721	23,286,586
Units redeemed and transferred	8,960,964	(59,803,141)	—	11,247,314	9,412,704

Units outstanding at December 31, 2002	107,808,914	153,089,743	—	49,065,717	32,699,290
Units purchased	2,437,543	82,304,395	21,453,999	11,386,139	15,599,467
Units redeemed and transferred	(27,262,699)	(235,394,138)	91,011,482	(1,283,887)	10,009,078

Units outstanding at December 31, 2003	82,983,758	—	112,465,480	59,167,969	58,307,834

	AIM V.I. Capital Appreciation Subaccount(1)	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen -Mid Cap Growth Subaccount	Janus Aspen - Strategic Value Subaccount(1)
Units outstanding at January 1, 2002	—	14,384,813	6,606,658	7,750,839	2,514,974
Units purchased	3,150,734	36,552,740	17,100,544	6,940,904	1,338,038
Units redeemed and transferred	1,785,622	19,149,080	6,765,825	2,297,034	442,126

Units outstanding at December 31, 2002	4,936,356	70,086,633	30,473,027	16,988,777	4,295,138
Units purchased	3,241,275	9,506,701	5,613,626	3,100,533	23,509
Units redeemed and transferred	2,643,348	9,243,520	1,834,280	12,857,361	(4,318,647)

Units outstanding at December 31, 2003	10,820,979	88,836,854	37,920,933	32,946,671	—

116

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Janus Aspen - Mid Cap Value Subaccount(1)	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount(1)	MFS Total Return Subaccount(1)	Fidelity - VIP Contrafund® Subaccount
Units outstanding at January 1, 2002	—	11,349,020	—	—	11,497,083
Units purchased	—	21,943,900	11,191,623	20,744,675	44,465,832
Units redeemed and transferred	—	10,452,106	3,013,348	8,514,760	15,546,902

Units outstanding at December 31, 2002	—	43,745,026	14,204,971	29,259,435	71,509,817
Units purchased	94,351	9,886,989	7,757,941	21,168,316	29,739,996
Units redeemed and transferred	3,509,840	(2,792,057)	6,743,665	12,201,578	19,606,007

Units outstanding at December 31, 2003	3,604,191	50,839,957	28,706,577	62,629,329	120,855,820

	Fidelity -VIP Equity-Income Subaccount	Fidelity -VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity -VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount(1)
Units outstanding at January 1, 2002	9,325,241	2,746,693	2,297,588	18,267,197	—
Units purchased	21,714,193	18,699,312	1,684,083	57,285,144	20,104,000
Units redeemed and transferred	17,673,902	8,822,337	1,031,165	37,941,041	7,256,554

Units outstanding at December 31, 2002	48,713,336	30,268,342	5,012,836	113,493,382	27,360,554
Units purchased	11,843,182	8,572,805	78,163	28,676,011	16,939,326
Units redeemed and transferred	9,394,279	4,586,840	(440,967)	20,142,515	22,974,839

Units outstanding at December 31, 2003	69,950,797	43,427,987	4,650,032	162,311,909	67,274,718

117

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	STI Capital Appreciation Subaccount(1)	STI Growth & Income Subaccount(1)	STI International Equity Subaccount(1)	STI Investment Grade Bond Subaccount(1)	STI Mid-Cap Equity Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2002	—	—	—	—	—
Units purchased	14,054	505	505	505	505
Units redeemed and transferred	(505)	(505)	(505)	(505)	(505)

Units outstanding at December 31, 2003	13,549	—	—	—	—

	STI Small Cap Value Equity Subaccount(1)	STI Value Income Stock Subaccount(1)
Units outstanding at January 1, 2002	—	—
Units purchased	—	—
Units redeemed and transferred	—	—

Units outstanding at December 31, 2002	—	—
Units purchased	505	505
Units redeemed and transferred	(505)	(505)

Units outstanding at December 31, 2003	—	—

118

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Growth
	12/31/2003		179,170,723	$1.04 to $1.24	186,399,725	0.16%	1.25% to 2.30%	29.18% to 24.08%
	12/31/2002	(1)	77,195,522	0.81 to 0.80	62,127,936	0.00	1.25 to 2.05	(19.38) to (19.80)
Asset Allocation - Conservative
	12/31/2003		160,723,027	1.09 to 1.15	174,719,444	0.13	1.25 to 2.30	21.40 to 15.12
	12/31/2002	(1)	61,647,240	0.90 to 0.89	55,258,763	0.00	1.25 to 2.05	(10.21) to (10.68)
Asset Allocation - Moderate
	12/31/2003		426,883,756	1.07 to 1.17	456,569,681	0.11	1.25 to 2.30	23.33 to 17.30
	12/31/2002	(1)	173,062,631	0.87 to 0.86	150,188,620	0.00	1.25 to 2.05	(13.06) to (13.52)
Asset Allocation - Moderate Growth
	12/31/2003		461,249,613	1.06 to 1.20	486,102,084	0.15	1.25 to 2.30	25.60 to 19.99
	12/31/2002	(1)	190,988,794	0.84 to 0.84	160,292,869	0.00	1.25 to 2.05	(15.93) to (16.37)
Alger Aggressive Growth
	12/31/2003		32,821,138	0.78 to 1.19	20,588,113	0.00	1.25 to 2.30	33.32 to 19.50
	12/31/2002		22,309,542	0.58 to 0.72	10,817,753	0.00	1.25 to 2.05	(35.21) to (28.45)
	12/31/2001		7,353,147	0.90 to 0.90	4,768,191	0.00	1.25 to 1.55	(9.91) to (17.74)
American Century Income & Growth
	12/31/2003		30,904,155	0.95 to 1.23	29,929,992	0.32	1.25 to 2.30	27.20 to 22.52
	12/31/2002		23,944,517	0.74 to 0.82	18,173,164	0.03	1.25 to 2.05	(20.38) to (18.05)
	12/31/2001	(1)	2,652,940	0.94 to 0.94	2,491,009	0.00	1.25 to 1.55	(5.99) to (6.17)
American Century International
	12/31/2003		78,300,151	0.79 to 1.25	64,716,130	0.00	1.25 to 2.30	23.75 to 24.90
	12/31/2002		27,156,591	0.64 to 0.79	18,122,481	0.30	1.25 to 2.05	(22.98) to (21.22)
	12/31/2001	(1)	1,092,748	0.83 to 0.83	910,017	0.00	1.25 to 1.55	(16.60) to (16.76)
BlackRock Global Science & Technology Opportunities
	12/31/2003		13,877,838	1.08 to 1.41	14,911,510	0.00	1.25 to 2.30	50.16 to 40.77
	12/31/2002	(1)	2,720,064	0.72 to 0.71	1,947,025	0.00	1.25 to 2.05	(28.32) to (28.69)
BlackRock Mid Cap Growth
	12/31/2003		10,052,548	0.97 to 1.22	9,713,966	0.00	1.25 to 2.30	27.75 to 22.00
	12/31/2002	(1)	4,898,519	0.76 to 0.75	3,711,026	0.00	1.25 to 2.05	(24.12) to (24.51)
Capital Guardian Global
	12/31/2003		80,193,629	0.95 to 1.30	88,778,450	0.20	1.25 to 2.30	35.91 to 30.36
	12/31/2002		57,454,972	0.70 to 0.80	46,157,995	0.19	1.25 to 2.05	(20.51) to (19.54)
	12/31/2001		19,015,954	0.88 to 0.88	20,670,293	0.00	1.25 to 1.55	(12.48) to (11.74)

119

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Capital Guardian U.S. Equity
	12/31/2003		139,697,812	0.96 to 1.24	126,414,747	0.18	1.25 to 2.30	34.82 to 24.29
	12/31/2002		91,894,343	0.71 to 0.79	62,015,962	0.42	1.25 to 2.05	(24.74) to (21.18)
	12/31/2001		25,752,854	0.95 to 0.95	22,295,063	0.09	1.25 to 1.55	(5.49) to (4.87)
Capital Guardian Value
	12/31/2003		156,041,409	1.07 to 1.28	259,146,904	0.82	1.25 to 2.30	32.92 to 27.63
	12/31/2002		132,064,117	0.80 to 0.78	167,994,073	4.14	1.25 to 2.05	(21.68) to (22.39)
	12/31/2001		65,773,709	1.02 to 1.02	139,740,101	0.75	1.25 to 1.55	2.32 to 5.00
Clarion Real Estate Securities
	12/31/2003		37,113,279	1.25 to 1.26	46,145,789	2.54	1.25 to 2.30	34.06 to 26.12
	12/31/2002	(1)	19,808,013	0.93 to 0.93	18,414,292	1.45	1.25 to 2.05	(6.89) to (7.38)
Dreyfus Small Cap Value
	12/31/2003		105,275,024	1.10 to 1.16	195,941,291	0.00	1.25 to 2.05	88.48 to 87.00
	12/31/2002		120,959,061	0.59 to 0.62	122,808,233	15.92	1.25 to 2.05	(40.21) to (37.83)
	12/31/2001		63,008,032	0.98 to 0.98	166,222,511	0.00	1.25 to 1.55	(2.11) to 26.81
Great Companies-AmericaSM
	12/31/2003		21,902,012	0.95 to 1.16	21,095,003	0.47	1.25 to 2.30	23.13 to 15.90
	12/31/2002		15,976,454	0.77 to 0.84	12,384,684	0.29	1.25 to 2.05	(21.67) to (15.94)
	12/31/2001	(1)	2,324,771	0.98 to 0.98	2,284,547	0.05	1.25 to 1.55	(1.60) to (1.79)
Templeton Great Companies - Global
	12/31/2003		7,748,173	0.89 to 1.20	6,524,990	0.13	1.25 to 2.30	25.17 to 20.00
	12/31/2002		4,851,513	0.71 to 0.82	3,213,515	0.08	1.25 to 2.05	(22.48) to (17.82)
	12/31/2001		757,925	0.92 to 0.92	646,788	0.03	1.25 to 1.55	(7.81) to (18.11)
Great Companies-TechnologySM
	12/31/2003		33,946,097	0.71 to 1.30	25,000,512	0.00	1.25 to 2.30	49.09 to 29.91
	12/31/2002		15,454,141	0.47 to 0.71	7,504,927	0.00	1.25 to 2.05	(38.88) to (28.92)
	12/31/2001	(1)	1,990,417	0.77 to 0.77	1,539,710	0.00	1.25 to 1.55	(22.52) to (22.68)
Janus Balanced (A/T)
	12/31/2003		20,972,797	1.06 to 1.09	22,119,978	0.19	1.25 to 2.30	12.49 to 9.26
	12/31/2002	(1)	9,621,604	0.94 to 0.94	9,042,475	0.00	1.25 to 2.05	(5.89) to (6.38)
Janus Global
	12/31/2003		2,267,549	0.52 to 0.52	1,186,545	0.00	1.40 to 1.55	21.55 to 21.37
	12/31/2002		2,581,850	0.43 to 0.43	1,112,508	2.49	1.40 to 1.55	(27.05) to (27.15)
	12/31/2001		3,784,444	0.59 to 0.59	2,237,327	0.91	1.40 to 1.55	(23.92) to (24.03)
Janus Growth (A/T)
	12/31/2003	(1)	18,733,479	0.70 to 1.20	167,747,872	0.00	1.25 to 2.30	30.46 to 19.84
Jennison Growth
	12/31/2003		37,342,561	0.76 to 1.20	28,802,006	0.00	1.25 to 2.30	27.18 to 19.73
	12/31/2002		32,610,240	0.60 to 0.75	19,634,560	0.00	1.25 to 2.05	(31.60) to (25.03)
	12/31/2001		23,147,688	0.87 to 0.87	20,058,486	2.05	1.25 to 1.55	(12.69) to (19.80)

120

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
J.P. Morgan Enhanced Index
	12/31/2003		109,905,911	0.85 to 1.21	121,527,652	0.55	1.25 to 2.30	27.35 to 20.98
	12/31/2002		92,747,224	0.67 to 0.80	78,761,744	0.42	1.25 to 2.05	(25.52) to (20.12)
	12/31/2001		54,591,461	0.90 to 0.90	66,756,939	0.60	1.25 to 1.55	(10.09) to (13.33)
Marsico Growth
	12/31/2003		23,139,428	0.81 to 1.18	18,177,033	0.00	1.25 to 2.30	24.78 to 18.47
	12/31/2002		11,985,770	0.65 to 0.56	7,534,806	0.14	1.25 to 1.55	(26.90) to (27.11)
	12/31/2001		5,540,197	0.88 to 0.77	4,583,045	0.75	1.25 to 1.55	(11.57) to (15.41)
MFS High Yield
	12/31/2003		106,003,045	1.15 to 1.08	119,636,047	1.05	1.25 to 2.30	16.29 to 7.97
	12/31/2002		57,464,724	0.99 to 0.98	56,013,323	2.55	1.25 to 2.05	0.81 to (1.52)
	12/31/2001		14,368,833	0.98 to 0.98	13,819,437	6.10	1.25 to 1.55	(1.95) to 2.19
PBHG Mid Cap Growth
	12/31/2003		52,314,844	0.74 to 1.21	29,883,068	0.00	1.25 to 2.30	26.49 to 21.47
	12/31/2002		37,494,545	0.58 to 0.74	17,333,114	0.00	1.25 to 2.05	(29.28) to (25.74)
	12/31/2001		12,609,731	0.82 to 0.82	7,274,490	0.00	1.25 to 1.55	(17.57) to (36.91)
PBHG/NWQ Value Select
	12/31/2003		52,181,346	1.03 to 1.25	55,521,454	0.81	1.25 to 2.30	28.18 to 25.25
	12/31/2002		38,976,379	0.80 to 0.81	32,349,688	2.38	1.25 to 2.05	(15.27) to (19.43)
	12/31/2001		10,361,912	0.94 to 0.94	10,364,526	0.15	1.25 to 1.55	(5.51) to (3.32)
PIMCO Total Return
	12/31/2003		159,644,472	1.09 to 1.01	173,400,908	1.23	1.25 to 2.30	3.61 to 0.51
	12/31/2002	(1)	102,929,761	1.05 to 1.05	108,224,791	0.00	1.25 to 2.05	5.32 to 4.77
Salomon All Cap
	12/31/2003		146,959,545	0.94 to 1.27	144,413,715	0.40	1.25 to 2.30	33.48 to 26.93
	12/31/2002		121,189,522	0.70 to 0.76	88,454,040	1.19	1.25 to 2.05	(25.64) to (23.50)
	12/31/2001		29,225,118	0.95 to 0.95	28,991,290	1.62	1.25 to 1.55	(5.39) to 0.52
Transamerica Convertible Securities
	12/31/2003		17,316,449	1.13 to 1.15	19,472,282	0.15	1.25 to 2.30	22.14 to 14.81
	12/31/2002	(1)	5,536,438	0.92 to 0.92	5,107,571	0.00	1.25 to 2.05	(7.57) to (8.06)
Transamerica Equity
	12/31/2003		113,857,190	0.87 to 1.20	91,870,894	0.00	1.25 to 2.30	29.61 to 20.46
	12/31/2002		93,701,526	0.67 to 0.84	59,308,368	0.00	1.25 to 2.05	(23.20) to (16.12)
	12/31/2001		22,816,124	0.87 to 0.67	17,895,604	0.00	1.25 to 1.55	(12.74) to (18.89)
Transamerica Growth Opportunities
	12/31/2003		27,436,927	1.22 to 1.25	31,957,044	0.00	1.25 to 2.30	29.59 to 24.51
	12/31/2002		21,373,252	0.94 to 0.79	19,497,456	0.00	1.25 to 2.05	(15.37) to (21.11)
	12/31/2001	(1)	2,250,328	1.11 to 1.11	2,491,329	0.00	1.25 to 1.55	10.87 to 10.66
Transamerica U.S. Government Securities
	12/31/2003		103,950,886	1.08 to 0.99	131,685,050	2.06	1.25 to 2.30	1.68 to (0.91)
	12/31/2002		109,387,061	1.06 to 1.04	136,725,518	2.26	1.25 to 2.05	4.51 to 3.78
	12/31/2001		44,518,524	1.02 to 1.41	60,127,394	4.51	1.25 to 1.55	1.66 to 3.48

121

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Transamerica U.S. Government Securities-Safe Fund
	12/31/2003	(1)	0	1.00 to 0.99	0	0.00	1.30 to 2.00	(0.26) to (0.72)
T. Rowe Price Equity Income
	12/31/2003		186,287,863	1.06 to 1.21	312,883,255	0.73	1.25 to 2.30	24.04 to 21.04
	12/31/2002		157,696,726	0.85 to 0.84	220,110,075	1.18	1.25 to 2.05	(13.89) to (16.30)
	12/31/2001		83,106,237	0.99 to 0.99	177,874,361	1.78	1.25 to 1.55	(1.11) to 0.60
T. Rowe Price Growth Stock
	12/31/2003		104,519,149	0.92 to 1.21	185,540,374	0.06	1.25 to 2.30	29.15 to 20.59
	12/31/2002		89,794,555	0.71 to 0.81	125,639,090	0.05	1.25 to 2.05	(23.77) to (18.66)
	12/31/2001		51,722,995	0.94 to 0.94	126,965,924	0.00	1.25 to 1.55	(6.48) to (11.43)
T. Rowe Price Small Cap
	12/31/2003		131,084,530	0.95 to 1.33	112,300,965	0.00	1.25 to 2.30	38.67 to 32.55
	12/31/2002		69,762,728	0.69 to 0.74	43,928,332	0.00	1.25 to 2.05	(28.25) to (25.97)
	12/31/2001		8,699,824	0.96 to 0.96	7,346,287	0.00	1.25 to 1.55	(4.40) to (11.10)
Van Kampen Active International Allocation
	12/31/2003		62,427,497	0.89 to 1.31	77,068,874	1.01	1.25 to 2.30	31.17 to 30.66
	12/31/2002		64,358,313	0.68 to 0.82	61,044,131	0.19	1.25 to 2.05	(18.00) to (18.00)
	12/31/2001		62,193,754	0.83 to 1.22	75,633,737	0.00	1.25 to 1.55	(16.97) to (24.14)
Van Kampen Asset Allocation
	12/31/2003		82,983,758	0.95 to 1.14	163,593,242	1.88	1.25 to 2.30	19.59 to 14.47
	12/31/2002		107,808,914	0.80 to 0.87	167,655,244	2.19	1.25 to 2.05	(17.41) to (13.03)
	12/31/2001		85,210,147	0.96 to 2.67	207,842,177	2.03	1.25 to 1.55	(3.52) to (8.49)
Transamerica Money Market
	12/31/2003	(1)	112,465,480	1.01 to 0.99	132,959,875	0.55	1.25 to 2.30	(0.50) to (1.19)
Van Kampen Emerging Growth
	12/31/2003		59,167,969	0.68 to 1.18	42,083,725	0.00	1.25 to 2.30	26.57 to 18.35
	12/31/2002		49,065,717	0.53 to 0.72	27,232,336	0.12	1.25 to 2.05	(33.89) to (27.96)
	12/31/2001	(1)	5,226,682	0.81 to 0.81	4,211,308	0.05	1.25 to 1.55	(19.31) to (19.47)
AIM V.I. Basic Value
	12/31/2003		58,307,834	1.00 to 1.28	58,032,037	0.00	1.25 to 2.30	31.65 to 28.38
	12/31/2002	(1)	32,699,290	0.76 to 0.76	24,780,890	0.00	1.25 to 2.05	(24.09) to (24.49)
AIM V.I. Capital Appreciation
	12/31/2003		10,820,979	1.01 to 1.22	10,927,163	0.00	1.25 to 2.30	27.59 to 21.88
	12/31/2002	(1)	4,936,356	0.79 to 0.79	3,915,423	0.00	1.25 to 2.05	(20.57) to (20.98)
AllianceBernstein Growth & Income
	12/31/2003		88,836,854	0.93 to 1.22	83,151,445	0.84	1.25 to 2.30	30.55 to 22.33
	12/31/2002		70,086,633	0.71 to 0.78	50,207,336	0.51	1.25 to 2.05	(23.23) to (21.53)
	12/31/2001	(1)	14,384,813	0.93 to 0.93	13,314,922	0.02	1.25 to 1.55	(7.31) to (7.49)
AllianceBernstein Premier Growth
	12/31/2003		37,920,933	0.71 to 1.14	27,839,788	0.00	1.25 to 2.30	21.84 to 14.36
	12/31/2002		30,473,027	0.58 to 0.78	18,229,620	0.00	1.25 to 2.05	(31.70) to (22.05)
	12/31/2001	(1)	6,606,658	0.86 to 0.86	5,648,894	0.00	1.25 to 1.55	(14.38) to (14.55)

122

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Janus Aspen - Mid Cap Growth
	12/31/2003		32,946,671	0.73 to 1.25	20,540,897	0.00	1.25 to 2.30	33.10 to 24.97
	12/31/2002		16,988,777	0.55 to 0.79	7,669,307	0.00	1.25 to 2.05	(29.01) to (20.65)
	12/31/2001		7,750,839	0.77 to 0.77	4,183,315	0.00	1.25 to 1.55	(22.98) to (40.52)
Janus Aspen - Mid Cap Value
	12/31/2003	(1)	3,604,191	0.96 to 0.94	3,426,676	0.12	1.25 to 1.55	39.47 to 39.06
Janus Aspen - Worldwide Growth
	12/31/2003		50,839,957	0.75 to 1.23	36,413,229	0.88	1.25 to 2.30	22.15 to 23.35
	12/31/2002		43,745,026	0.61 to 0.78	25,794,581	0.80	1.25 to 2.05	(26.63) to (22.27)
	12/31/2001		11,349,020	0.84 to 0.84	8,462,307	0.31	1.25 to 1.55	(16.29) to (23.81)
MFS New Discovery
	12/31/2003		28,706,577	0.99 to 1.27	28,185,440	0.00	1.25 to 2.30	31.79 to 26.66
	12/31/2002	(1)	14,204,971	0.75 to 0.74	10,608,713	0.00	1.25 to 2.05	(25.19) to (25.58)
MFS Total Return
	12/31/2003		62,629,329	1.05 to 1.12	65,636,130	1.61	1.25 to 2.30	14.57 to 11.84
	12/31/2002	(1)	29,259,435	0.92 to 0.91	26,839,157	0.00	1.25 to 2.05	(8.10) to (8.59)
Fidelity-VIP Contrafund®
	12/31/2003		120,855,820	1.07 to 1.23	117,954,635	0.25	1.25 to 2.30	26.61 to 23.28
	12/31/2002		71,509,817	0.85 to 0.86	56,346,614	0.31	1.25 to 2.05	(10.72) to (14.04)
	12/31/2001		11,497,083	0.95 to 0.95	9,889,052	0.36	1.25 to 1.55	(5.28) to (13.81)
Fidelity - VIP Equity-Income
	12/31/2003		69,950,797	0.99 to 1.25	71,876,794	1.38	1.25 to 2.30	28.42 to 25.15
	12/31/2002		48,713,336	0.77 to 0.82	38,609,834	0.79	1.25 to 2.05	(18.18) to (18.47)
	12/31/2001		9,325,241	0.94 to 0.94	9,144,663	0.51	1.25 to 1.55	(6.23) to (6.68)
Fidelity - VIP Growth
	12/31/2003		43,427,987	0.78 to 1.24	35,359,074	0.09	1.25 to 2.30	30.91 to 23.85
	12/31/2002		30,268,342	0.60 to 0.74	18,741,932	0.05	1.25 to 2.05	(31.16) to (25.88)
	12/31/2001	(1)	2,746,693	0.87 to 0.87	2,383,047	0.00	1.25 to 1.55	(13.13) to (13.30)
Fidelity - VIP Growth Opportunities
	12/31/2003		4,650,032	0.90 to 0.70	4,019,910	0.48	1.25 to 1.55	27.81 to 27.43
	12/31/2002		5,012,836	0.70 to 0.55	3,388,621	0.54	1.25 to 1.55	(22.97) to (23.20)
	12/31/2001		2,297,588	0.91 to 0.91	1,923,198	0.12	1.25 to 1.55	(8.66) to (15.95)
Fidelity - VIP Mid Cap
	12/31/2003		162,311,909	1.25 to 1.39	202,064,275	0.22	1.25 to 2.30	36.55 to 38.55
	12/31/2002		113,493,382	0.91 to 0.85	103,698,664	0.35	1.25 to 2.05	(11.14) to (14.61)
	12/31/2001		18,267,197	1.03 to 1.03	19,082,668	0.00	1.25 to 1.55	2.92 to (5.00)
Fidelity - VIP Value Strategies
	12/31/2003		67,274,718	1.16 to 1.47	78,043,346	0.00	1.25 to 2.30	55.42 to 47.04
	12/31/2002	(1)	27,360,554	0.75 to 0.75	20,469,197	0.00	1.25 to 2.05	(25.06) to (25.45)

123

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
STI Capital Appreciation
	12/31/2003	(1)	13,549	1.15 to 1.14	15,511	0.00	1.30 to 2.30	14.70 to 13.95
STI Growth & Income
	12/31/2003	(1)	0	1.23 to 1.23	0	0.47	1.30 to 2.30	23.46 to 22.65
STI International Equity
	12/31/2003	(1)	0	1.34 to 1.33	0	0.91	1.30 to 2.30	34.20 to 33.32
STI Investment Grade Bond
	12/31/2003	(1)	0	1.00 to 0.99	0	5.17	1.30 to 2.30	0.10 to (0.55)
STI Mid-Cap Equity
	12/31/2003	(1)	0	1.28 to 1.27	0	0.22	1.30 to 2.30	28.29 to 27.45
STI Small Cap Value Equity
	12/31/2003	(1)	0	1.37 to 1.36	0	0.44	1.30 to 2.30	37.24 to 36.34
STI Value Income Stock
	12/31/2003	(1)	0	1.22 to 1.21	0	0.94	1.30 to 2.30	21.99 to 21.20

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner's account value depending on the options selected. Refer to the product's prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

124

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.30%	May 1, 2003
2.05%	May 1, 2002
1.25%	May 1, 2001

There are subaccounts that have total return ranges outside of the range indicated above.

Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2001 Total Return Range
Janus Aspen-Worldwide Growth	21.20% to 23.59%
Fidelity-VIP Mid Cap	35.48% to 38.82%

Subaccount	2002 Total Return Range
Alger Aggressive Growth	(35.40)% to (28.10)%
American Century Income & Growth	(20.62)% to (17.65)%
American Century International	(23.21)% to (20.83)%
Capital Guardian Global	(20.75)% to (19.14)%
Capital Guardian U.S. Equity	(24.96)% to (20.79)%
Dreyfus Small Cap Value	(40.39)% to (37.52)%
Great Companies-America SM	(21.90)% to (15.52)%
Templeton Great Companies-Global	(22.71)% to (17.42)%
Great Companies-Technology SM	(39.07)% to (28.57)%
Jennison Growth	(31.80)% to (24.66)%
J. P. Morgan Enhanced Index	(25.74)% to (19.72)%
PBHG Mid Cap Growth	(29.49)% to (25.38)%
Salomon All Cap	(25.86)% to (23.13)%
Transamerica Equity	(23.43)% to (15.71)%
T. Rowe Price Growth Stock	(23.99)% to (18.26)%
T. Rowe Price Small Cap	(28.46)% to (25.60)%
Van Kampen Active International Allocation	(18.24)% to (17.60)%
Van Kampen Emerging Growth	(34.08)% to (27.60)%
AllianceBernstein Growth & Income	(23.45)% to (21.14)%
AllianceBernstein Premier Growth	(31.90)% to (21.66)%
Janus Aspen - Mid Cap Growth	(29.22)% to (20.26)%
Janus Aspen - Worldwide Growth	(26.84)% to (21.89)%
Fidelity - VIP Equity Income	(18.47)% to (18.07)%
Fidelity - VIP Growth	(31.36)% to (25.51)%

Subaccount	2001 Total Return Range
Capital Guardian Global	(12.63)% to (11.61)%
Capital Guardian U. S. Equity	(5.65)% to (4.73)%
Capital Guardian Value	2.15% to 5.16%
Dreyfus Small Cap Value	(2.27)% to 27.00%
MFS High Yield	(2.11)% to 2.34%
PBHG/NWQ Value Select	(5.67)% to (3.17)%
Salomon All Cap	(5.54)% to .67%
Transamerica U.S. Government Securities	1.49% to 3.64%
T. Rowe Price Equity Income	(1.27)% to .75%

125

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2003

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective rate of .15% of the contract owner’s account.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

Prior to May 1, 2001, Transamerica Life offered a 5% Annually Compounding Death Benefit and a Double Enhanced Death Benefit with a charge equal to an annual effective rate of 1.25% of the value of the contract owner’s individual account. They also offered a Return of Premium Death Benefit with a corresponding charge equal to an annual effective rate of 1.10% of the value of the contract owner’s individual account. These options are no longer available subsequent to May 1, 2001.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

126

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Year Ended December 31, 2003

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Financial Statements

Year Ended December 31, 2003

Report of Independent Auditors

The Board of Directors and Contract Owners

of the Transamerica Landmark ML Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account B (comprised of the Asset Allocation—Growth, Asset Allocation—Conservative, Asset Allocation—Moderate, Asset Allocation—Moderate Growth, Alger Aggressive Growth, American Century Income & Growth, American Century International, BlackRock Global Science & Technology Opportunities, BlackRock Mid Cap Growth, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Dreyfus Small Cap Value, Gabelli Global Growth, Great Companies—AmericaSM, Templeton Great Companies—Global, Great Companies—TechnologySM, Janus Balanced (A/T), Janus Global (A/T), Janus Growth II (A/T), Janus Growth (A/T), Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, PBHG Mid Cap Growth, PBHG/NWQ Value Select, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, Transamerica U.S. Government Securities—Safe Fund, T. Rowe Price Dividend Growth, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Asset Allocation, Van Kampen Money Market, Transamerica Money Market, Van Kampen Emerging Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Premier Growth, Janus Aspen—Mid Cap Growth, Janus Aspen—Strategic Value, Janus Aspen—Mid Cap Value, Janus Aspen—Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity—VIP Contrafund®, Fidelity—VIP Equity-Income, Fidelity—VIP Growth, Fidelity—VIP Growth Opportunities, Fidelity—VIP Mid Cap, Fidelity—VIP Value Strategies, Merrill Lynch Basic Value V.I., Merrill Lynch High Current Income V.I., Merrill Lynch Developing Capital Markets V.I., and Merrill Lynch Global Appreciation V.I. subaccounts), which are available for investment by contract owners of the Transamerica Landmark ML Variable Annuity, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

1

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account B, which are available for investment by contract owners of the Transamerica Landmark ML Variable Annuity, at December 31, 2003, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa

January 30, 2004

1.2

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,018,628.092	1,974,190.898	6,658,212.660	6,103,957.094

Cost	$17,799,704	$18,512,269	$60,506,446	$54,223,542

Number of shares - Service	13,082.166	6,875.769	14,858.031	12,038.569

Cost	$129,304	$72,240	$147,198	$115,954

Investments in mutual funds, at net asset value	$21,678,349	$22,108,635	$73,336,898	$66,175,194
Receivable for units sold	—	—	—	—

Total assets	21,678,349	22,108,635	73,336,898	66,175,194

Liabilities
Payable for units redeemed	4	11	203	24

	$21,678,345	$22,108,624	$73,336,695	$66,175,170

Net Assets:
Deferred annuity contracts terminable by owners	$21,678,345	$22,108,624	$73,336,695	$66,175,170

Total net assets	$21,678,345	$22,108,624	$73,336,695	$66,175,170

See accompanying notes.

2

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	234,637	393,485	1,515,767	1,079,815

M&E - 1.30%	1,664,016	1,906,847	6,650,434	5,804,646

M&E - 1.40%	402,601	21,280	272,988	599,108

M&E - 1.50%	3,177,123	3,376,436	9,184,011	9,492,268

M&E - 1.55%	14,512,986	10,695,411	40,301,988	38,181,055

M&E - 1.80%	—	1,530,980	3,072,426	1,427,454

M&E - 2.05%	786,686	2,401,510	7,621,313	6,288,142

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.041488	$1.090010	$1.072164	$1.055976

M&E - 1.30%	$1.040631	$1.089116	$1.071274	$1.055085

M&E - 1.40%	$1.038925	$1.087333	$1.069495	$1.053363

M&E - 1.50%	$1.037216	$1.085524	$1.067759	$1.051623

M&E - 1.55%	$1.036347	$1.084641	$1.066862	$1.050773

M&E - 1.80%	$1.032106	$1.080197	$1.062487	$1.046470

M&E - 2.05%	$1.027907	$1.075781	$1.058168	$1.042179

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

3

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	87,265	—	128,669	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	24,527	66,248	9,516	108,086

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.248932	$1.158727	$1.180666	$1.207772

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.247283	$1.157202	$1.179114	$1.206176

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.244833	$1.154926	$1.176789	$1.203797

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.00%	$1.243201	$1.153408	$1.175252	$1.202229

M&E - 2.30%	$1.240772	$1.151154	$1.172951	$1.199864

See accompanying notes.

4

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	572,618.754	716,170.256	1,124,215.763	73,798.395

Cost	$7,937,714	$5,982,120	$6,902,380	$602,481

Number of shares - Service	0.000	(0.000)	108.764	0.000

Cost	$—	$—	$783	$—

Investments in mutual funds, at net asset value	$8,285,793	$7,025,630	$8,466,163	$746,102
Receivable for units sold	87	—	2	—

Total assets	8,285,880	7,025,630	8,466,165	746,102

Liabilities
Payable for units redeemed	—	—	—	3

	$8,285,880	$7,025,630	$8,466,165	$746,099

Net Assets:
Deferred annuity contracts terminable by owners	$8,285,880	$7,025,630	$8,466,165	$746,099

Total net assets	$8,285,880	$7,025,630	$8,466,165	$746,099

See accompanying notes.

5

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	602,641	611,914	883,159	—

M&E - 1.30%	257,066	221,015	483,606	75,945

M&E - 1.40%	1,064,127	125,773	317,202	—

M&E - 1.50%	2,939,091	3,456,356	3,423,226	86,948

M&E - 1.55%	9,500,769	2,712,573	5,135,916	398,759

M&E - 1.80%	55,158	11,860	59,335	2,003

M&E - 2.05%	40,682	239,954	235,061	133,651

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.778179	$0.952152	$0.794901	$1.076361

M&E - 1.30%	$0.958142	$1.047037	$0.979225	$1.075494

M&E - 1.40%	$0.495324	$0.948383	$0.791771	$1.073718

M&E - 1.50%	$0.773058	$0.945896	$0.789661	$1.071945

M&E - 1.55%	$0.492646	$0.944663	$0.788649	$1.071069

M&E - 1.80%	$0.950306	$1.038473	$0.971224	$1.066689

M&E - 2.05%	$0.946422	$1.034227	$0.967247	$1.062326

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

6

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	651	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.202856	$1.233271	$1.257247	$1.416923

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.201275	$1.231649	$1.255588	$1.415063

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.198911	$1.229225	$1.253116	$1.412284

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.00%	$1.197336	$1.227616	$1.251472	$1.410433

M&E - 2.30%	$1.194999	$1.225218	$1.249023	$1.407675

See accompanying notes.

7

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	151,130.808	1,427,114.155	2,451,526.771	2,267,841.628

Cost	$1,168,416	$14,884,154	$21,126,803	$35,029,092

Number of shares - Service	83.845	226.604	830.490	424.732

Cost	$783	$2,234	$7,249	$7,006

Investments in mutual funds, at net asset value	$1,453,172	$16,642,793	$24,695,238	$39,830,796
Receivable for units sold	1	2	—	251

Total assets	1,453,173	16,642,795	24,695,238	39,831,047

Liabilities
Payable for units redeemed	—	—	9	—

	$1,453,173	$16,642,795	$24,695,229	$39,831,047

Net Assets:
Deferred annuity contracts terminable by owners	$1,453,173	$16,642,795	$24,695,229	$39,831,047

Total net assets	$1,453,173	$16,642,795	$24,695,229	$39,831,047

See accompanying notes.

8

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	19,007	317,797	1,074,544	1,651,530

M&E - 1.30%	210,059	830,077	1,649,789	1,539,424

M&E - 1.40%	—	862,969	1,215,950	1,199,667

M&E - 1.50%	91,948	2,664,993	6,920,627	10,398,948

M&E - 1.55%	975,561	9,159,423	15,835,292	8,573,144

M&E - 1.80%	—	80,919	77,156	446,282

M&E - 2.05%	209,747	661,342	703,444	1,665,662

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.969403	$0.945434	$0.958896	$1.065254

M&E - 1.30%	$0.968595	$1.098404	$1.067291	$1.036131

M&E - 1.40%	$0.967007	$1.218897	$0.855645	$2.404464

M&E - 1.50%	$0.965412	$0.939246	$0.952610	$1.058244

M&E - 1.55%	$0.964613	$1.208296	$0.848695	$2.381469

M&E - 1.80%	$0.960667	$1.089409	$1.058564	$1.027645

M&E - 2.05%	$0.956737	$1.084970	$1.054237	$1.023455

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

9

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	656	—	—	1,276

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	4,672	4,565

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	2,023	2,028	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.228072	$1.312143	$1.251112	$1.284690

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.226464	$1.310414	$1.249463	$1.283000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.224049	$1.307837	$1.247007	$1.280478

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.00%	$1.222453	$1.306127	$1.245365	$1.278793

M&E - 2.30%	$1.220047	$1.303565	$1.242941	$1.276291

See accompanying notes.

10

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Great Companies - AmericaSM Subaccount	Templeton Great Companies - Global Subaccount
Assets
Investment in securities:
Number of shares - Initial	308,964.763	4,427,068.103	374,405.478	165,494.097

Cost	$3,651,049	$57,114,773	$3,186,885	$1,043,505

Number of shares - Service	105.125	0.000	0.000	0.000

Cost	$1,567	$—	$—	$—

Investments in mutual funds, at net asset value	$4,660,805	$64,458,112	$3,661,686	$1,166,733
Receivable for units sold	2	42	—	9

Total assets	4,660,807	64,458,154	3,661,686	1,166,742

Liabilities
Payable for units redeemed	—	—	1	—

	$4,660,807	$64,458,154	$3,661,685	$1,166,742

Net Assets:
Deferred annuity contracts terminable by owners	$4,660,807	$64,458,154	$3,661,685	$1,166,742

Total net assets	$4,660,807	$64,458,154	$3,661,685	$1,166,742

See accompanying notes.

11

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Great Companies - AmericaSM Subaccount	Templeton Great Companies - Global Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	48,956	2,672,495	150,759	112,489

M&E - 1.30%	494,319	184,776	346,124	18,877

M&E - 1.40%	148,963	1,527,621	75,624	23,897

M&E - 1.50%	328,923	18,722,358	1,487,140	338,445

M&E - 1.55%	2,476,228	9,997,160	1,730,509	957,750

M&E - 1.80%	41,530	3,928	—	3,106

M&E - 2.05%	211,246	68,369	54,012	6,018

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.248199	$1.103071	$0.949135	$0.894511

M&E - 1.30%	$1.247170	$1.176997	$1.039727	$1.033137

M&E - 1.40%	$1.245119	$3.560345	$0.945383	$0.753804

M&E - 1.50%	$1.243075	$1.095856	$0.942896	$0.888634

M&E - 1.55%	$1.242059	$3.526280	$0.941652	$0.750221

M&E - 1.80%	$1.236967	$1.167376	$1.031223	$1.024683

M&E - 2.05%	$1.231933	$1.162599	$1.027000	$1.020505

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

12

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Great Companies - AmericaSM Subaccount	Templeton Great Companies - Global Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	1,273	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.000000	—	$0.000000	$0.000000

M&E - 1.30%	$1.269513	—	$1.166636	$1.207910

M&E - 1.40%	$0.000000	—	$0.000000	$0.000000

M&E - 1.50%	$1.267846	—	$1.165111	$1.206334

M&E - 1.55%	$0.000000	—	$0.000000	$0.000000

M&E - 1.80%	$1.265349	—	$1.162810	$1.203949

M&E - 2.05%	$0.000000	—	$0.000000	$0.000000

M&E - 2.00%	$1.263687	—	$1.161281	$1.202376

M&E - 2.30%	$1.261219	—	$1.159012	$1.200018

See accompanying notes.

13

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Great Companies - TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global (A/T) Subaccount	Janus Growth (A/T) Subaccount
Assets
Investment in securities:
Number of shares - Initial	492,706.252	135,476.107	103,706.728	1,331,449.424

Cost	$1,641,213	$1,299,442	$2,587,386	$33,292,463

Number of shares - Service	0.000	3,853.706	0.000	0.000

Cost	$—	$39,309	$—	$—

Investments in mutual funds, at net asset value	$1,956,044	$1,503,368	$1,682,123	$40,209,773
Receivable for units sold	—	—	—	—

Total assets	1,956,044	1,503,368	1,682,123	40,209,773

Liabilities
Payable for units redeemed	—	3	—	611

	$1,956,044	$1,503,365	$1,682,123	$40,209,162

Net Assets:
Deferred annuity contracts terminable by owners	$1,956,044	$1,503,365	$1,682,123	$40,209,162

Total net assets	$1,956,044	$1,503,365	$1,682,123	$40,209,162

See accompanying notes.

14

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Great Companies - TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global (A/T) Subaccount	Janus Growth (A/T) Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	113,062	21,679	—	302,447

M&E - 1.30%	44,642	100,545	—	110,653

M&E - 1.40%	60,278	17,469	553,594	236,722

M&E - 1.50%	945,510	98,387	—	2,884,578

M&E - 1.55%	1,569,686	800,486	2,664,888	1,500,101

M&E - 1.80%	3,255	—	—	62,730

M&E - 2.05%	19,391	351,221	—	207,949

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.705945	$1.058695	$0.000000	$0.700984

M&E - 1.30%	$1.064476	$1.057833	$0.000000	$1.037724

M&E - 1.40%	$0.703168	$1.056091	$0.524999	$21.826719

M&E - 1.50%	$0.701312	$1.054354	$0.000000	$0.696389

M&E - 1.55%	$0.700395	$1.053487	$0.522156	$21.617837

M&E - 1.80%	$1.055788	$1.049179	$0.000000	$1.029231

M&E - 2.05%	$1.051469	$1.044894	$0.000000	$1.025033

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

15

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Great Companies - TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global (A/T) Subaccount	Janus Growth (A/T) Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	37,808	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.000000	$0.000000	—	$0.000000

M&E - 1.30%	$1.307629	$1.099798	—	$1.206254

M&E - 1.40%	$0.000000	$0.000000	—	$0.000000

M&E - 1.50%	$1.305914	$1.098349	—	$1.204678

M&E - 1.55%	$0.000000	$0.000000	—	$0.000000

M&E - 1.80%	$1.303343	$1.096176	—	$1.202306

M&E - 2.05%	$0.000000	$0.000000	—	$0.000000

M&E - 2.00%	$1.301642	$1.094745	—	$1.200724

M&E - 2.30%	$1.299095	$1.092598	—	$1.198385

See accompanying notes.

16

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Assets
Investment in securities:
Number of shares - Initial	615,824.593	2,829,169.874	663,547.750	1,826,886.729

Cost	$5,896,970	$41,723,701	$5,788,211	$16,558,073

Number of shares - Service	0.000	0.000	13,998.351	383.835

Cost	$—	$—	$114,578	$3,808

Investments in mutual funds, at net asset value	$4,520,153	$36,071,916	$5,752,226	$18,784,376
Receivable for units sold	2	71	26	—

Total assets	4,520,155	36,071,987	5,752,252	18,784,376

Liabilities
Payable for units redeemed	—	—	—	1,020

	$4,520,155	$36,071,987	$5,752,252	$18,783,356

Net Assets:
Deferred annuity contracts terminable by owners	$4,520,155	$36,071,987	$5,752,252	$18,783,356

Total net assets	$4,520,155	$36,071,987	$5,752,252	$18,783,356

See accompanying notes.

17

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	5,879	728,149	497,779	945,858

M&E - 1.30%	133,011	444,036	51,121	853,806

M&E - 1.40%	675,300	2,392,309	443,622	1,050,654

M&E - 1.50%	639,469	5,536,394	2,187,494	3,283,667

M&E - 1.55%	4,335,632	20,419,758	4,394,554	9,898,592

M&E - 1.80%	107,150	13,818	17,104	101,696

M&E - 2.05%	62,864	306,199	—	571,316

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.759530	$0.852747	$0.806626	$1.149503

M&E - 1.30%	$0.957795	$1.021871	$1.193911	$1.150343

M&E - 1.40%	$0.753515	$1.325747	$0.705753	$1.122105

M&E - 1.50%	$0.754556	$0.847147	$0.801328	$1.141982

M&E - 1.55%	$0.746296	$1.313067	$0.701926	$1.112877

M&E - 1.80%	$0.949970	$1.013488	$1.190004	$1.140942

M&E - 2.05%	$0.946076	$1.009349	$1.188063	$1.136257

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

18

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	99,540	1,457

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	2,215

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.205162	$1.217705	$1.192513	$1.086836

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.203574	$1.216104	$1.190949	$1.085403

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.201203	$1.213714	$1.188601	$1.083263

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.00%	$1.199629	$1.212127	$1.187046	$1.081853

M&E - 2.30%	$1.197292	$1.209751	$1.184729	$1.079727

See accompanying notes.

19

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	887,760.328	591,458.341	2,972,172.234	2,038,607.146

Cost	$8,115,219	$7,587,673	$31,360,698	$23,359,488

Number of shares - Service	0.000	0.000	1,160.828	4,688.786

Cost	$—	$—	$12,746	$56,898

Investments in mutual funds, at net asset value	$7,856,679	$8,854,131	$32,647,243	$26,685,538
Receivable for units sold	57	—	—	—

Total assets	7,856,736	8,854,131	32,647,243	26,685,538

Liabilities
Payable for units redeemed	—	53	9	619

	$7,856,736	$8,854,078	$32,647,234	$26,684,919

Net Assets:
Deferred annuity contracts terminable by owners	$7,856,736	$8,854,078	$32,647,234	$26,684,919

Total net assets	$7,856,736	$8,854,078	$32,647,234	$26,684,919

See accompanying notes.

20

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	860,762	323,754	1,136,789	1,227,481

M&E - 1.30%	371,059	443,493	3,612,770	1,090,111

M&E - 1.40%	741,825	328,518	679,841	544,737

M&E - 1.50%	2,536,401	2,495,609	4,151,941	10,528,778

M&E - 1.55%	9,963,292	4,452,337	16,988,750	12,888,003

M&E - 1.80%	140,441	37,910	622,522	41,806

M&E - 2.05%	145,991	80,717	2,861,863	731,313

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.737383	$1.026183	$1.091227	$0.939060

M&E - 1.30%	$0.943512	$1.037373	$1.090330	$1.025659

M&E - 1.40%	$0.445617	$1.134367	$1.088527	$1.028766

M&E - 1.50%	$0.732546	$1.019460	$1.086753	$0.932913

M&E - 1.55%	$0.443212	$1.128224	$1.085852	$1.023166

M&E - 1.80%	$0.935778	$1.028886	$1.081412	$1.017261

M&E - 2.05%	$0.931938	$1.024670	$1.076993	$1.013103

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

21

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	7,695	48,002

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	4,955	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.222658	$1.260709	$1.011723	$1.277605

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.221051	$1.259049	$1.010392	$1.275932

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.218645	$1.256578	$1.008398	$1.273418

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.00%	$1.217059	$1.254934	$1.007067	$1.271758

M&E - 2.30%	$1.214665	$1.252476	$1.005095	$1.269268

See accompanying notes.

22

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	238,677.920	763,197.477	328,191.980	3,281,964.560

Cost	$2,351,759	$12,245,655	$3,318,141	$39,483,082

Number of shares - Service	358.626	0.000	0.000	7,662.969

Cost	$3,762	$—	$—	$95,849

Investments in mutual funds, at net asset value	$2,751,307	$13,760,451	$4,125,373	$40,858,860
Receivable for units sold	4	29	4	457

Total assets	2,751,311	13,760,480	4,125,377	40,859,317

Liabilities
Payable for units redeemed	—	—	—	—

	$2,751,311	$13,760,480	$4,125,377	$40,859,317

Net Assets:
Deferred annuity contracts terminable by owners	$2,751,311	$13,760,480	$4,125,377	$40,859,317

Total net assets	$2,751,311	$13,760,480	$4,125,377	$40,859,317

See accompanying notes.

23

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	10,934	736,209	266,858	3,219,805

M&E - 1.30%	404,454	206,485	166,652	1,655,492

M&E - 1.40%	20,586	526,521	27,264	1,409,012

M&E - 1.50%	209,198	5,723,067	1,372,765	11,992,158

M&E - 1.55%	1,475,275	11,301,374	1,314,383	13,150,309

M&E - 1.80%	—	2,509	40,073	233,942

M&E - 2.05%	325,844	68,818	307,471	724,431

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.128889	$0.868532	$1.215991	$1.080238

M&E - 1.30%	$1.127956	$1.091940	$1.026868	$1.059877

M&E - 1.40%	$1.126105	$0.669708	$1.211201	$1.498190

M&E - 1.50%	$1.124250	$0.862831	$1.208021	$1.073159

M&E - 1.55%	$1.123331	$0.666113	$1.206431	$1.486269

M&E - 1.80%	$1.118730	$1.082997	$1.018477	$1.051191

M&E - 2.05%	$1.114161	$1.078576	$1.014316	$1.046905

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

24

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	93,422

M&E - 1.40%	—	—	—	—

M&E - 1.50%	3,574	—	—	3,696

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.155678	$1.212483	$1.253265	$0.997393

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.154157	$1.210890	$1.251624	$0.996080

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.151882	$1.208512	$1.249155	$0.994114

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.00%	$1.150373	$1.206930	$1.247516	$0.992807

M&E - 2.30%	$1.148118	$1.204564	$1.245074	$0.990855

See accompanying notes.

25

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica U.S. Government Securities-Safe Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	3,346,668.341	2,741,481.852	1,698,587.187

Cost	$—	$58,506,901	$57,943,971	$15,663,043

Number of shares - Service	0.035	132.664	0.000	0.000

Cost	$—	$2,248	$—	$—

Investments in mutual funds, at net asset value	$—	$63,455,359	$54,062,022	$19,007,191
Receivable for units sold	—	—	—	—

Total assets	—	63,455,359	54,062,022	19,007,191

Liabilities
Payable for units redeemed	—	383	555	476

	$—	$63,454,976	$54,061,467	$19,006,715

Net Assets:
Deferred annuity contracts terminable by owners	$—	$63,454,976	$54,061,467	$19,006,715

Total net assets	$—	$63,454,976	$54,061,467	$19,006,715

See accompanying notes.

26

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica U.S. Government Securities-Safe Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	—	2,561,029	2,113,251	1,082,208

M&E - 1.30%	—	1,818,429	1,435,087	1,060,864

M&E - 1.40%	—	2,012,239	1,475,238	759,171

M&E - 1.50%	—	16,369,708	13,758,256	6,136,923

M&E - 1.55%	—	14,441,456	12,126,664	12,624,893

M&E - 1.80%	—	32,909	130,960	57,732

M&E - 2.05%	—	746,964	1,797,629	947,369

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	—	$1.056260	$0.920713	$0.951198

M&E - 1.30%	—	$1.042793	$1.055194	$1.031215

M&E - 1.40%	—	$2.505001	$2.669933	$0.755520

M&E - 1.50%	—	$1.049356	$0.914665	$0.944973

M&E - 1.55%	—	$2.481006	$2.644404	$0.751414

M&E - 1.80%	—	$1.034280	$1.046575	$1.022756

M&E - 2.05%	—	$1.030039	$1.042280	$1.018589

M&E - 2.00%	—	$0.000000	$0.000000	$0.000000

M&E - 2.30%	—	$0.000000	$0.000000	$0.000000

See accompanying notes.

27

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica U.S. Government Securities-Safe Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	2,084	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$1.010822	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$0.997393	$1.218401	$1.213849	$1.334243

M&E - 1.40%	$1.010586	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$0.996080	$1.216801	$1.212252	$1.332482

M&E - 1.55%	$1.010345	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$0.994114	$1.214405	$1.209875	$1.329865

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.00%	$0.992807	$1.212812	$1.208289	$1.328123

M&E - 2.30%	$0.000000	$1.210437	$1.205923	$1.325528

See accompanying notes.

28

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,789,423.580	2,050,560.937	18,523,723.210	598,397.882

Cost	$21,773,970	$34,294,291	$18,523,723	$9,461,959

Number of shares - Service	0.000	0.000	0.900	0.000

Cost	$—	$—	$1	$—

Investments in mutual funds, at net asset value	$17,858,447	$31,291,560	$18,523,724	$9,969,309
Receivable for units sold	39	131	282	19

Total assets	17,858,486	31,291,691	18,524,006	9,969,328

Liabilities
Payable for units redeemed	—	—	—	—

	$17,858,486	$31,291,691	$18,524,006	$9,969,328

Net Assets:
Deferred annuity contracts terminable by owners	$17,858,486	$31,291,691	$18,524,006	$9,969,328

Total net assets	$17,858,486	$31,291,691	$18,524,006	$9,969,328

See accompanying notes.

29

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	618,180	1,581,165	760,608	1,388,595

M&E - 1.30%	257,637	268,698	682,962	646,388

M&E - 1.40%	1,394,730	1,023,565	936,183	218,506

M&E - 1.50%	2,600,094	7,370,910	3,337,692	6,568,620

M&E - 1.55%	9,467,127	7,521,307	8,983,659	5,374,483

M&E - 1.80%	29,931	14,450	167,581	80,961

M&E - 2.05%	498,845	85,077	226,671	235,043

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.893060	$0.952895	$1.006504	$0.675216

M&E - 1.30%	$1.080388	$1.044706	$0.993896	$0.915881

M&E - 1.40%	$1.314348	$2.646551	$1.357996	$0.672550

M&E - 1.50%	$0.887200	$0.946634	$0.999891	$0.670790

M&E - 1.55%	$1.301735	$2.621228	$1.345028	$0.669908

M&E - 1.80%	$1.071525	$1.036162	$0.985767	$0.908394

M&E - 2.05%	$1.067146	$1.031926	$0.981716	$0.904677

M&E - 2.00%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.30%	$0.000000	$0.000000	$0.000000	$0.000000

See accompanying notes.

30

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.30%	$1.315176	$1.152270	$0.994632	$1.191283

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.313437	$1.150762	$0.993319	$1.189709

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.80%	$1.310854	$1.148504	$0.991361	$1.187376

M&E - 2.05%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 2.00%	$1.309149	$1.146984	$0.990061	$1.185820

M&E - 2.30%	$1.306577	$1.144742	$0.988117	$1.183500

See accompanying notes.

31

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	463,920.516	41,421.684	987,083.178	532,346.858

Cost	$3,813,570	$707,963	$19,243,551	$11,195,355

Investments in mutual funds, at net asset value	$4,922,197	$876,483	$21,340,738	$11,354,958
Receivable for units sold	—	—	34	—

Total assets	4,922,197	876,483	21,340,772	11,354,958

Liabilities
Payable for units redeemed	14	8	—	4

	$4,922,183	$876,475	$21,340,772	$11,354,954

Net Assets:
Deferred annuity contracts terminable by owners	$4,922,183	$876,475	$21,340,772	$11,354,954

Total net assets	$4,922,183	$876,475	$21,340,772	$11,354,954

See accompanying notes.

32

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

33

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	2,960,088	1,592,268

M&E - 1.30%	637,032	85,718	591,928	784,197

M&E - 1.40%	91,305	—	348,986	218,821

M&E - 1.50%	336,993	2,139	12,521,505	9,029,957

M&E - 1.55%	3,324,055	715,142	5,360,903	3,778,456

M&E - 1.80%	56,539	—	181,693	15,736

M&E - 2.05%	505,436	66,283	959,684	253,562

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.999279	$1.013497	$0.929033	$0.712537

M&E - 1.30%	$0.998447	$1.012659	$1.028983	$0.954070

M&E - 1.40%	$0.996809	$1.010990	$0.925364	$0.709730

M&E - 1.50%	$0.995176	$1.009328	$0.922939	$0.707865

M&E - 1.55%	$0.994356	$1.008489	$0.921732	$0.706925

M&E - 1.80%	$0.990290	$1.004374	$1.020536	$0.946253

M&E - 2.05%	$0.986226	$1.000255	$1.016380	$0.942399

M&E - 2.00%	$1.286328	$1.221185	$1.225691	$1.145885

M&E - 2.30%	$1.283810	$1.218793	$1.223289	$1.143646

See accompanying notes.

34

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	150,016.454	135,431.816	373,205.122	149,853.033

Cost	$2,778,125	$1,363,827	$8,887,694	$1,623,038

Investments in mutual funds, at net asset value	$3,157,846	$1,841,873	$9,591,372	$2,075,465
Receivable for units sold	11	12	—	—

Total assets	3,157,857	1,841,885	9,591,372	2,075,465

Liabilities
Payable for units redeemed	—	—	1,005	—

	$3,157,857	$1,841,885	$9,590,367	$2,075,465

Net Assets:
Deferred annuity contracts terminable by owners	$3,157,857	$1,841,885	$9,590,367	$2,075,465

Total net assets	$3,157,857	$1,841,885	$9,590,367	$2,075,465

See accompanying notes.

35

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

36

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	149,426	111,128	1,127,013	12,922

M&E - 1.30%	151,386	—	544,210	278,450

M&E - 1.40%	66,041	78,662	211,193	21,314

M&E - 1.50%	1,192,763	671,077	4,742,808	218,708

M&E - 1.55%	4,536,034	1,083,105	6,964,328	1,137,845

M&E - 1.80%	33,220	—	62,867	44,422

M&E - 2.05%	90,965	—	339,490	403,963

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.727757	$0.956576	$0.750275	$0.985901

M&E - 1.30%	$1.060809	$0.000000	$0.953700	$0.985079

M&E - 1.40%	$0.378196	$0.949174	$0.545222	$0.983457

M&E - 1.50%	$0.722993	$0.950284	$0.745357	$0.981842

M&E - 1.55%	$0.412456	$0.944696	$0.602539	$0.981034

M&E - 1.80%	$1.052147	$0.000000	$0.945896	$0.977008

M&E - 2.05%	$1.047848	$0.000000	$0.942022	$0.973029

M&E - 2.00%	$1.252179	$0.000000	$1.235897	$1.269099

M&E - 2.30%	$1.249731	$0.000000	$1.233478	$1.266619

See accompanying notes.

37

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	287,936.329	925,027.166	673,558.252	178,965.871

Cost	$4,967,981	$17,475,173	$13,462,058	$4,460,965

Investments in mutual funds, at net asset value	$5,597,482	$21,210,873	$15,464,897	$5,497,832
Receivable for units sold	—	—	2	—

Total assets	5,597,482	21,210,873	15,464,899	5,497,832

Liabilities
Payable for units redeemed	1	4	—	12

	$5,597,481	$21,210,869	$15,464,899	$5,497,820

Net Assets:
Deferred annuity contracts terminable by owners	$5,597,481	$21,210,869	$15,464,899	$5,497,820

Total net assets	$5,597,481	$21,210,869	$15,464,899	$5,497,820

See accompanying notes.

38

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

39

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	32,134	903,637	594,701	463,099

M&E - 1.30%	486,595	1,163,723	352,561	272,177

M&E - 1.40%	45,889	845,178	542,833	52,368

M&E - 1.50%	744,857	4,532,815	4,570,747	1,922,687

M&E - 1.55%	3,660,725	13,602,837	8,089,366	3,513,705

M&E - 1.80%	—	198,447	13,660	88,552

M&E - 2.05%	372,548	955,163	867,225	539,182

M&E - 2.00%	—	2,066	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$1.052890	$1.070719	$0.985400	$0.782870

M&E - 1.30%	$1.052023	$1.093234	$1.051697	$0.974625

M&E - 1.40%	$1.050284	$0.897454	$1.061718	$0.779797

M&E - 1.50%	$1.048576	$1.063687	$0.978943	$0.777739

M&E - 1.55%	$1.047708	$0.892604	$1.055967	$0.776712

M&E - 1.80%	$1.043403	$1.084281	$1.043088	$0.966666

M&E - 2.05%	$1.039145	$1.079848	$1.038836	$0.962720

M&E - 2.00%	$1.120598	$1.235210	$1.253935	$1.240965

M&E - 2.30%	$1.118395	$1.232790	$1.251476	$1.238538

See accompanying notes.

40

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Merrill Lynch Basic Value V.I. Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	100,767.113	1,497,336.809	797,292.442	5,520,429.687

Cost	$1,435,318	$27,605,338	$6,909,546	$70,434,960

Investments in mutual funds, at net asset value	$1,509,491	$35,891,163	$9,926,291	$78,997,349
Receivable for units sold	9	—	32	210

Total assets	1,509,500	35,891,163	9,926,323	78,997,559

Liabilities
Payable for units redeemed	—	1,059	—	—

	$1,509,500	$35,890,104	$9,926,323	$78,997,559

Net Assets:
Deferred annuity contracts terminable by owners	$1,509,500	$35,890,104	$9,926,323	$78,997,559

Total net assets	$1,509,500	$35,890,104	$9,926,323	$78,997,559

See accompanying notes.

41

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Merrill Lynch Basic Value V.I. Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

42

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Merrill Lynch Basic Value V.I. Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	108,250	1,353,943	196,261	4,288,462

M&E - 1.30%	—	1,239,687	891,403	3,414,446

M&E - 1.40%	89,202	1,209,840	36,688	2,352,209

M&E - 1.50%	682,667	8,869,113	1,122,114	20,804,096

M&E - 1.55%	1,061,262	15,150,302	5,538,914	26,597,021

M&E - 1.80%	—	59,885	95,187	171,660

M&E - 2.05%	—	679,590	681,464	1,985,697

M&E - 2.00%	—	1,997	1,829	2,036

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	$0.899200	$1.248854	$1.164786	$1.042915

M&E - 1.30%	$0.000000	$1.171204	$1.163843	$1.059451

M&E - 1.40%	$0.700898	$1.283034	$1.161919	$1.641130

M&E - 1.50%	$0.893302	$1.240664	$1.160021	$1.036078

M&E - 1.55%	$0.697106	$1.276074	$1.159068	$1.625432

M&E - 1.80%	$0.000000	$1.161607	$1.154319	$1.050792

M&E - 2.05%	$0.000000	$1.156879	$1.149605	$1.046487

M&E - 2.00%	$0.000000	$1.388232	$1.473285	$1.295590

M&E - 2.30%	$0.000000	$1.385512	$1.470410	$1.293049

See accompanying notes.

43

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Merrill Lynch High Current Income V.I. Subaccount	Merrill Lynch Global Allocation V.I. Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000

Cost	$—	$—

Number of shares - Service	2,260,309.186	308,362.647

Cost	$16,963,564	$3,318,414

Investments in mutual funds, at net asset value	$17,743,427	$3,484,498
Receivable for units sold	—	92

Total assets	17,743,427	3,484,590

Liabilities
Payable for units redeemed	6	—

	$17,743,421	$3,484,590

Net Assets:
Deferred annuity contracts terminable by owners	$17,743,421	$3,484,590

Total net assets	$17,743,421	$3,484,590

See accompanying notes.

44

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Merrill Lynch High Current Income V.I. Subaccount	Merrill Lynch Global Allocation V.I. Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	—	—

M&E - 1.30%	—	—

M&E - 1.40%	—	—

M&E - 1.50%	—	—

M&E - 1.55%	—	—

M&E - 1.80%	—	—

M&E - 2.05%	—	—

M&E - 2.00%	—	—

M&E - 2.30%	—	—

Accumulation unit value-Initial:
M&E - 1.25%	—	—

M&E - 1.30%	—	—

M&E - 1.40%	—	—

M&E - 1.50%	—	—

M&E - 1.55%	—	—

M&E - 1.80%	—	—

M&E - 2.05%	—	—

M&E - 2.00%	—	—

M&E - 2.30%	—	—

See accompanying notes.

45

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Merrill Lynch High Current Income V.I. Subaccount	Merrill Lynch Global Allocation V.I. Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	1,249,778	39,321

M&E - 1.30%	465,042	300,021

M&E - 1.40%	1,265,445	403,421

M&E - 1.50%	4,487,773	185,875

M&E - 1.55%	7,054,349	2,898,028

M&E - 1.80%	37,996	18,374

M&E - 2.05%	332,583	86,529

M&E - 2.00%	2,168	1,889

M&E - 2.30%	—	—

Accumulation unit value-Service:
M&E - 1.25%	$1.204082	$1.307272

M&E - 1.30%	$1.203853	$1.208156

M&E - 1.40%	$1.195654	$0.825138

M&E - 1.50%	$1.196202	$1.298684

M&E - 1.55%	$1.184254	$0.817240

M&E - 1.80%	$1.194000	$1.198247

M&E - 2.05%	$1.189117	$1.193362

M&E - 2.00%	$1.124189	$1.472516

M&E - 2.30%	$1.121973	$1.469634

See accompanying notes.

46

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$20,777	$22,997	$60,702	$65,705
Expenses:
Administrative, mortality and expense risk charge	197,078	292,392	869,736	709,067

Net investment income (loss)	(176,301)	(269,395)	(809,034)	(643,362)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,554,300	5,364,630	5,778,532	2,028,676
Cost of investments sold	1,467,637	4,770,814	5,211,363	1,869,830

Net realized capital gains (losses) on investments	86,663	593,816	567,169	158,846
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(8,791)	20,998	(5,834)	37,265
End of period	3,749,341	3,524,126	12,683,254	11,835,698

Net change in unrealized appreciation/depreciation of investments	3,758,132	3,503,128	12,689,088	11,798,433

Net realized and unrealized capital gains (losses) on investments	3,844,795	4,096,944	13,256,257	11,957,279

Increase (decrease) in net assets from operations	$3,668,494	$3,827,549	$12,447,223	$11,313,917

See accompanying notes.

47

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$17,194	$—	$—
Expenses:
Administrative, mortality and expense risk charge	106,678	82,421	93,444	6,703

Net investment income (loss)	(106,678)	(65,227)	(93,444)	(6,703)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,064,301	712,068	1,116,253	81,030
Cost of investments sold	1,649,729	776,772	1,274,135	61,227

Net realized capital gains (losses) on investments	(585,428)	(64,704)	(157,882)	19,803
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,363,293)	(485,473)	(434,779)	(3,944)
End of period	348,079	1,043,510	1,563,000	143,621

Net change in unrealized appreciation/depreciation of investments	2,711,372	1,528,983	1,997,779	147,565

Net realized and unrealized capital gains (losses) on investments	2,125,944	1,464,279	1,839,897	167,368

Increase (decrease) in net assets from operations	$2,019,266	$1,399,052	$1,746,453	$160,665

See accompanying notes.

48

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$25,920	$35,718	$262,818
Expenses:
Administrative, mortality and expense risk charge	17,094	199,387	307,576	497,135

Net investment income (loss)	(17,094)	(173,467)	(271,858)	(234,317)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	97,256	1,277,189	2,180,118	2,876,741
Cost of investments sold	87,329	2,154,820	2,691,816	3,972,319

Net realized capital gains (losses) on investments	9,927	(877,631)	(511,698)	(1,095,578)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(6,082)	(3,520,995)	(3,425,635)	(6,250,154)
End of period	283,973	1,756,405	3,561,186	4,794,698

Net change in unrealized appreciation/depreciation of investments	290,055	5,277,400	6,986,821	11,044,852

Net realized and unrealized capital gains (losses) on investments	299,982	4,399,769	6,475,123	9,949,274

Increase (decrease) in net assets from operations	$282,888	$4,226,302	$6,203,265	$9,714,957

See accompanying notes.

49

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount(1)	Great Companies - AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$84,049	$—	$—	$14,131
Expenses:
Administrative, mortality and expense risk charge	53,674	729,895	16,248	45,552

Net investment income (loss)	30,375	(729,895)	(16,248)	(31,421)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	13,141	—	—	—
Proceeds from sales	649,529	8,174,396	3,629,891	237,353
Cost of investments sold	574,390	12,682,703	4,028,003	267,562

Net realized capital gains (losses) on investments	88,280	(4,508,307)	(398,112)	(30,209)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	5,243	(29,930,659)	(423,101)	(240,770)
End of period	1,008,189	7,343,339	(1)	474,801

Net change in unrealized appreciation/depreciation of investments	1,002,946	37,273,998	423,100	715,571

Net realized and unrealized capital gains (losses) on investments	1,091,226	32,765,691	24,988	685,362

Increase (decrease) in net assets from operations	$1,121,601	$32,035,796	$8,740	$653,941

See accompanying notes.

50

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Templeton Great Companies - Global Subaccount	Great Companies - TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global (A/T) Subaccount
Net investment income (loss)
Income:
Dividends	$947	$—	$2,295	$—
Expenses:
Administrative, mortality and expense risk charge	12,495	21,340	19,971	25,600

Net investment income (loss)	(11,548)	(21,340)	(17,676)	(25,600)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	160,380	281,747	181,259	473,567
Cost of investments sold	200,026	319,965	169,975	1,232,309

Net realized capital gains (losses) on investments	(39,646)	(38,218)	11,284	(758,742)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(116,418)	(289,357)	3,343	(2,011,878)
End of period	123,228	314,831	164,617	(905,263)

Net change in unrealized appreciation/depreciation of investments	239,646	604,188	161,274	1,106,615

Net realized and unrealized capital gains (losses) on investments	200,000	565,970	172,558	347,873

Increase (decrease) in net assets from operations	$188,452	$544,630	$154,882	$322,273

See accompanying notes.

51

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Janus Growth II (A/T) Subaccount(1)	Janus Growth (A/T) Subaccount(1)	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$170,908
Expenses:
Administrative, mortality and expense risk charge	176,906	390,914	63,227	485,963

Net investment income (loss)	(176,906)	(390,914)	(63,227)	(315,055)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	38,557,052	4,392,544	691,039	4,054,439
Cost of investments sold	89,495,043	3,888,483	1,332,493	6,276,071

Net realized capital gains (losses) on investments	(50,937,991)	504,061	(641,454)	(2,221,632)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(53,867,925)	—	(3,086,705)	(16,090,686)
End of period	(2)	6,917,310	(1,376,817)	(5,651,785)

Net change in unrealized appreciation/depreciation of investments	53,867,923	6,917,310	1,709,888	10,438,901

Net realized and unrealized capital gains (losses) on investments	2,929,932	7,421,371	1,068,434	8,217,269

Increase (decrease) in net assets from operations	$2,753,026	$7,030,457	$1,005,207	$7,902,214

See accompanying notes.

52

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Marsico Growth Subaccount	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount
Net investment income (loss)
Income:
Dividends	$—	$188,240	$—	$62,216
Expenses:
Administrative, mortality and expense risk charge	57,568	245,458	106,102	110,239

Net investment income (loss)	(57,568)	(57,218)	(106,102)	(48,023)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	335,060	1,291,335	885,699	638,743
Cost of investments sold	421,270	1,341,676	1,950,640	735,195

Net realized capital gains (losses) on investments	(86,210)	(50,341)	(1,064,941)	(96,452)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,137,795)	(322,924)	(3,074,998)	(780,434)
End of period	(150,563)	2,222,495	(258,540)	1,266,458

Net change in unrealized appreciation/depreciation of investments	987,232	2,545,419	2,816,458	2,046,892

Net realized and unrealized capital gains (losses) on investments	901,022	2,495,078	1,751,517	1,950,440

Increase (decrease) in net assets from operations	$843,454	$2,437,860	$1,645,415	$1,902,417

See accompanying notes.

53

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$382,427	$86,019	$2,934	$—
Expenses:
Administrative, mortality and expense risk charge	469,979	335,394	30,638	189,758

Net investment income (loss)	(87,552)	(249,375)	(27,704)	(189,758)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	76,955	—	—	—
Proceeds from sales	5,188,085	2,016,934	190,765	2,394,793
Cost of investments sold	4,819,622	2,425,464	169,694	3,206,057

Net realized capital gains (losses) on investments	445,418	(408,530)	21,071	(811,264)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	686,968	(3,998,740)	1,351	(2,771,905)
End of period	1,273,799	3,269,152	395,786	1,514,796

Net change in unrealized appreciation/depreciation of investments	586,831	7,267,892	394,435	4,286,701

Net realized and unrealized capital gains (losses) on investments	1,032,249	6,859,362	415,506	3,475,437

Increase (decrease) in net assets from operations	$944,697	$6,609,987	$387,802	$3,285,679

See accompanying notes.

54

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-Safe Fund Subaccount(1)	T. Rowe Price Dividend Growth Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$899,647	$—	$46,966
Expenses:
Administrative, mortality and expense risk charge	56,953	658,223	—	17,990

Net investment income (loss)	(56,953)	241,424	—	28,976
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	718,805	9,719,499	704	4,082,476
Cost of investments sold	757,501	9,076,815	699	4,783,969

Net realized capital gains (losses) on investments	(38,696)	642,684	5	(701,493)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(286,075)	1,537,790	—	(765,202)
End of period	807,232	1,279,929	—	—

Net change in unrealized appreciation/depreciation of investments	1,093,307	(257,861)	—	765,202

Net realized and unrealized capital gains (losses) on investments	1,054,611	384,823	5	63,709

Increase (decrease) in net assets from operations	$997,658	$626,247	$5	$92,685

See accompanying notes.

55

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$398,988	$28,433	$—	$150,621
Expenses:
Administrative, mortality and expense risk charge	815,299	703,896	232,708	228,235

Net investment income (loss)	(416,311)	(675,463)	(232,708)	(77,614)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	324,982	—	—	—
Proceeds from sales	5,018,910	3,323,976	1,304,496	1,976,103
Cost of investments sold	6,118,229	4,860,555	1,706,801	4,924,225

Net realized capital gains (losses) on investments	(774,337)	(1,536,579)	(402,305)	(2,948,122)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(8,544,226)	(18,131,755)	(2,428,809)	(11,209,131)
End of period	4,946,210	(3,881,949)	3,344,148	(3,915,523)

Net change in unrealized appreciation/depreciation of investments	13,490,436	14,249,806	5,772,957	7,293,608

Net realized and unrealized capital gains (losses) on investments	12,716,099	12,713,227	5,370,652	4,345,486

Increase (decrease) in net assets from operations	$12,299,788	$12,037,764	$5,137,944	$4,267,872

See accompanying notes.

56

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount(1)	Transamerica Money Market Subaccount(1)	Van Kampen Emerging Growth Subaccount
Net investment income (loss)
Income:
Dividends	$565,613	$69,954	$111,449	$—
Expenses:
Administrative, mortality and expense risk charge	437,805	139,410	228,924	130,502

Net investment income (loss)	127,808	(69,456)	(117,475)	(130,502)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	51	—
Proceeds from sales	3,822,098	31,650,536	15,183,938	1,276,440
Cost of investments sold	6,261,817	31,650,041	15,183,938	1,640,703

Net realized capital gains (losses) on investments	(2,439,719)	495	51	(364,263)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(10,503,249)	—	—	(2,053,193)
End of period	(3,002,731)	—	—	507,350

Net change in unrealized appreciation/depreciation of investments	7,500,518	—	—	2,560,543

Net realized and unrealized capital gains (losses) on investments	5,060,799	495	51	2,196,280

Increase (decrease) in net assets from operations	$5,188,607	$(68,961)	$(117,424)	$2,065,778

See accompanying notes.

57

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$156,302	$—
Expenses:
Administrative, mortality and expense risk charge	59,151	10,722	271,129	149,910

Net investment income (loss)	(59,151)	(10,722)	(114,827)	(149,910)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	755,619	114,802	1,382,356	1,265,388
Cost of investments sold	701,413	106,652	1,544,360	1,491,104

Net realized capital gains (losses) on investments	54,206	8,150	(162,004)	(225,716)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(29,829)	(14,053)	(3,098,374)	(2,233,938)
End of period	1,108,627	168,520	2,097,187	159,603

Net change in unrealized appreciation/depreciation of investments	1,138,456	182,573	5,195,561	2,393,541

Net realized and unrealized capital gains (losses) on investments	1,192,662	190,723	5,033,557	2,167,825

Increase (decrease) in net assets from operations	$1,133,511	$180,001	$4,918,730	$2,017,915

See accompanying notes.

58

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Strategic Value Subaccount(1)	Janus Aspen - Mid Cap Value Subaccount(1)	Janus Aspen - Worldwide Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$1,854	$72,355
Expenses:
Administrative, mortality and expense risk charge	39,628	6,973	16,732	126,801

Net investment income (loss)	(39,628)	(6,973)	(14,878)	(54,446)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	209,194	1,533,544	188,917	1,146,173
Cost of investments sold	298,066	1,882,870	166,044	1,733,785

Net realized capital gains (losses) on investments	(88,872)	(349,326)	22,873	(587,612)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(505,910)	(402,609)	—	(1,712,653)
End of period	379,721	1	478,046	703,678

Net change in unrealized appreciation/depreciation of investments	885,631	402,610	478,046	2,416,331

Net realized and unrealized capital gains (losses) on investments	796,759	53,284	500,919	1,828,719

Increase (decrease) in net assets from operations	$757,131	$46,311	$486,041	$1,774,273

See accompanying notes.

59

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$72,363	$53,512	$205,816
Expenses:
Administrative, mortality and expense risk charge	26,927	67,879	275,078	199,479

Net investment income (loss)	(26,927)	4,484	(221,566)	6,337
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	311,414	1,023,779	2,575,683	1,783,052
Cost of investments sold	295,447	953,279	2,844,143	2,104,074

Net realized capital gains (losses) on investments	15,967	70,500	(268,460)	(321,022)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(40,629)	19,958	(1,230,247)	(1,759,784)
End of period	452,427	629,501	3,735,700	2,002,839

Net change in unrealized appreciation/depreciation of investments	493,056	609,543	4,965,947	3,762,623

Net realized and unrealized capital gains (losses) on investments	509,023	680,043	4,697,487	3,441,601

Increase (decrease) in net assets from operations	$482,096	$684,527	$4,475,921	$3,447,938

See accompanying notes.

60

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$4,924	$6,504	$73,896	$—
Expenses:
Administrative, mortality and expense risk charge	68,971	20,387	433,196	110,691

Net investment income (loss)	(64,047)	(13,883)	(359,300)	(110,691)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	47,454
Proceeds from sales	676,661	248,847	2,684,737	1,055,541
Cost of investments sold	836,722	331,102	2,665,761	815,807

Net realized capital gains (losses) on investments	(160,061)	(82,255)	18,976	287,188
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(425,164)	(357,413)	(1,624,171)	(76,544)
End of period	1,036,867	74,173	8,285,825	3,016,745

Net change in unrealized appreciation/depreciation of investments	1,462,031	431,586	9,909,996	3,093,289

Net realized and unrealized capital gains (losses) on investments	1,301,970	349,331	9,928,972	3,380,477

Increase (decrease) in net assets from operations	$1,237,923	$335,448	$9,569,672	$3,269,786

See accompanying notes.

61

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Merrill Lynch Basic Value V.I. Subaccount	Merrill Lynch High Current Income V.I. Subaccount	Merrill Lynch Developing Capital Markets V.I. Subaccount(1)	Merrill Lynch Global Allocation V.I. Subaccount(1)
Net investment income (loss)
Income:
Dividends	$795,086	$1,423,151	$57,308	$92,443
Expenses:
Administrative, mortality and expense risk charge	988,634	244,947	36,129	5,625

Net investment income (loss)	(193,548)	1,178,204	21,179	86,818
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	4,893,602	2,301,280	3,703,253	88,536
Cost of investments sold	5,600,177	3,191,684	3,090,635	84,609

Net realized capital gains (losses) on investments	(706,575)	(890,404)	612,618	3,927
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(11,306,671)	(2,733,448)	(279,866)	—
End of period	8,562,389	779,863	—	166,084

Net change in unrealized appreciation/depreciation of investments	19,869,060	3,513,311	279,866	166,084

Net realized and unrealized capital gains (losses) on investments	19,162,485	2,622,907	892,484	170,011

Increase (decrease) in net assets from operations	$18,968,937	$3,801,111	$913,663	$256,829

See accompanying notes.

62

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(176,301)	$(30,830)	$(269,395)	$(49,279)
Net realized capital gains (losses) on investments	86,663	(12,397)	593,816	(152,953)
Net change in unrealized appreciation/depreciation of investments	3,758,132	(8,791)	3,503,128	20,998

Increase (decrease) in net assets from operations	3,668,494	(52,018)	3,827,549	(181,234)
Contract transactions
Net contract purchase payments	3,352,157	4,658,483	3,715,117	4,947,837
Transfer payments from (to) other subaccounts or general account	7,846,146	2,329,668	5,453,841	5,453,582
Contract terminations, withdrawals, and other deductions	(71,064)	(4,433)	(967,502)	(79,546)
Contract maintenance charges	(47,309)	(1,779)	(59,005)	(2,015)

Increase (decrease) in net assets from contract transactions	11,079,930	6,981,939	8,142,451	10,319,858

Net increase (decrease) in net assets	14,748,424	6,929,921	11,970,000	10,138,624
Net assets:
Beginning of the period	6,929,921	—	10,138,624	—

End of the period	$21,678,345	$6,929,921	$22,108,624	$10,138,624

See accompanying notes.

63

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(809,034)	$(98,617)	$(643,362)	$(90,588)
Net realized capital gains (losses) on investments	567,169	(39,191)	158,846	(52,851)
Net change in unrealized appreciation/depreciation of investments	12,689,088	(5,834)	11,798,433	37,265

Increase (decrease) in net assets from operations	12,447,223	(143,642)	11,313,917	(106,174)
Contract transactions
Net contract purchase payments	14,325,629	21,293,583	9,611,644	15,140,268
Transfer payments from (to) other subaccounts or general account	18,816,556	8,206,251	21,718,787	9,989,367
Contract terminations, withdrawals, and other deductions	(882,082)	(540,432)	(1,232,385)	(99,185)
Contract maintenance charges	(183,810)	(2,581)	(157,202)	(3,867)

Increase (decrease) in net assets from contract transactions	32,076,293	28,956,821	29,940,844	25,026,583

Net increase (decrease) in net assets	44,523,516	28,813,179	41,254,761	24,920,409
Net assets:
Beginning of the period	28,813,179	—	24,920,409	—

End of the period	$73,336,695	$28,813,179	$66,175,170	$24,920,409

See accompanying notes.

64

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Alger Aggressive Growth Subaccount		American Century Income & Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(106,678)	$(77,168)	$(65,227)	$(39,044)
Net realized capital gains (losses) on investments	(585,428)	(466,399)	(64,704)	(19,801)
Net change in unrealized appreciation/depreciation of investments	2,711,372	(1,679,187)	1,528,983	(521,087)

Increase (decrease) in net assets from operations	2,019,266	(2,222,754)	1,399,052	(579,932)
Contract transactions
Net contract purchase payments	350,472	1,159,384	391,468	1,421,979
Transfer payments from (to) other subaccounts or general account	401,403	1,983,997	1,042,297	2,564,970
Contract terminations, withdrawals, and other deductions	(197,051)	(274,333)	(164,921)	(44,005)
Contract maintenance charges	(30,541)	(14,636)	(17,091)	(4,499)

Increase (decrease) in net assets from contract transactions	524,283	2,854,412	1,251,753	3,938,445

Net increase (decrease) in net assets	2,543,549	631,658	2,650,805	3,358,513
Net assets:
Beginning of the period	5,742,331	5,110,673	4,374,825	1,016,312

End of the period	$8,285,880	$5,742,331	$7,025,630	$4,374,825

See accompanying notes.

65

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	American Century International Subaccount		BlackRock Global Science & Technology Opportunities Subaccount
	2003	2002	2003	2002(1)
Operations
Net investment income (loss)	$(93,444)	$(20,930)	$(6,703)	$(442)
Net realized capital gains (losses) on investments	(157,882)	(85,525)	19,803	(152)
Net change in unrealized appreciation/depreciation of investments	1,997,779	(428,214)	147,565	(3,944)

Increase (decrease) in net assets from operations	1,746,453	(534,669)	160,665	(4,538)
Contract transactions
Net contract purchase payments	258,076	1,272,733	80,800	95,426
Transfer payments from (to) other subaccounts or general account	3,572,149	1,578,716	403,966	42,863
Contract terminations, withdrawals, and other deductions	(142,825)	(51,289)	(31,155)	—
Contract maintenance charges	(24,846)	(4,341)	(1,928)	—

Increase (decrease) in net assets from contract transactions	3,662,554	2,795,819	451,683	138,289

Net increase (decrease) in net assets	5,409,007	2,261,150	612,348	133,751
Net assets:
Beginning of the period	3,057,158	796,008	133,751	—

End of the period	$8,466,165	$3,057,158	$746,099	$133,751

See accompanying notes.

66

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	BlackRock Mid Cap Growth Subaccount		Capital Guardian Global Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(17,094)	$(2,166)	$(173,467)	$(113,333)
Net realized capital gains (losses) on investments	9,927	(4,456)	(877,631)	(498,161)
Net change in unrealized appreciation/depreciation of investments	290,055	(6,082)	5,277,400	(1,269,841)

Increase (decrease) in net assets from operations	282,888	(12,704)	4,226,302	(1,881,335)
Contract transactions
Net contract purchase payments	117,545	409,716	1,704,141	2,422,426
Transfer payments from (to) other subaccounts or general account	424,138	244,902	855,597	1,914,084
Contract terminations, withdrawals, and other deductions	(8,822)	(909)	(429,908)	(300,756)
Contract maintenance charges	(3,499)	(82)	(40,833)	(21,229)

Increase (decrease) in net assets from contract transactions	529,362	653,627	2,088,997	4,014,525

Net increase (decrease) in net assets	812,250	640,923	6,315,299	2,133,190
Net assets:
Beginning of the period	640,923	—	10,327,496	8,194,306

End of the period	$1,453,173	$640,923	$16,642,795	$10,327,496

See accompanying notes.

67

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(271,858)	$(146,142)	$(234,317)	$680,096
Net realized capital gains (losses) on investments	(511,698)	(182,903)	(1,095,578)	(900,806)
Net change in unrealized appreciation/depreciation of investments	6,986,821	(3,348,023)	11,044,852	(5,580,315)

Increase (decrease) in net assets from operations	6,203,265	(3,677,068)	9,714,957	(5,801,025)
Contract transactions
Net contract purchase payments	1,666,905	4,730,091	2,139,317	7,001,713
Transfer payments from (to) other subaccounts or general account	913,525	5,540,960	1,350,877	8,350,194
Contract terminations, withdrawals, and other deductions	(879,402)	(495,095)	(1,428,242)	(1,036,694)
Contract maintenance charges	(58,700)	(28,198)	(82,419)	(36,704)

Increase (decrease) in net assets from contract transactions	1,642,328	9,747,758	1,979,533	14,278,509

Net increase (decrease) in net assets	7,845,593	6,070,690	11,694,490	8,477,484
Net assets:
Beginning of the period	16,849,636	10,778,946	28,136,557	19,659,073

End of the period	$24,695,229	$16,849,636	$39,831,047	$28,136,557

See accompanying notes.

68

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Clarion Real Estate Securities Subaccount		Dreyfus Small Cap Value Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$30,375	$93	$(729,895)	$6,587,796
Net realized capital gains (losses) on investments	88,280	(18,066)	(4,508,307)	(1,065,935)
Net change in unrealized appreciation/depreciation of investments	1,002,946	5,243	37,273,998	(29,931,361)

Increase (decrease) in net assets from operations	1,121,601	(12,730)	32,035,796	(24,409,500)
Contract transactions
Net contract purchase payments	579,784	791,613	485,416	6,745,903
Transfer payments from (to) other subaccounts or general account	1,140,052	1,360,935	(4,976,912)	6,866,145
Contract terminations, withdrawals, and other deductions	(272,660)	(35,824)	(2,393,821)	(2,166,193)
Contract maintenance charges	(11,445)	(519)	(133,793)	(83,111)

Increase (decrease) in net assets from contract transactions	1,435,731	2,116,205	(7,019,110)	11,362,744

Net increase (decrease) in net assets	2,557,332	2,103,475	25,016,686	(13,046,756)
Net assets:
Beginning of the period	2,103,475	—	39,441,468	52,488,224

End of the period	$4,660,807	$2,103,475	$64,458,154	$39,441,468

See accompanying notes.

69

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Gabelli Global Growth Subaccount		Great Companies - AmericaSM Subaccount
	2003(1)	2002	2003	2002
Operations
Net investment income (loss)	$(16,248)	$(27,368)	$(31,421)	$(14,237)
Net realized capital gains (losses) on investments	(398,112)	(68,674)	(30,209)	(16,781)
Net change in unrealized appreciation/depreciation of investments	423,100	(319,432)	715,571	(246,539)

Increase (decrease) in net assets from operations	8,740	(415,474)	653,941	(277,557)
Contract transactions
Net contract purchase payments	53,511	974,827	391,803	1,190,004
Transfer payments from (to) other subaccounts or general account	(3,393,137)	879,217	473,328	1,028,166
Contract terminations, withdrawals, and other deductions	(26,287)	(252,857)	(74,098)	(8,219)
Contract maintenance charges	(2,622)	(7,122)	(9,861)	(1,738)

Increase (decrease) in net assets from contract transactions	(3,368,535)	1,594,065	781,172	2,208,213

Net increase (decrease) in net assets	(3,359,795)	1,178,591	1,435,113	1,930,656
Net assets:
Beginning of the period	3,359,795	2,181,204	2,226,572	295,916

End of the period	$—	$3,359,795	$3,661,685	$2,226,572

See accompanying notes.

70

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Templeton Great Companies - Global Subaccount		Great Companies - TechnologySM Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(11,548)	$(8,442)	$(21,340)	$(11,702)
Net realized capital gains (losses) on investments	(39,646)	(26,651)	(38,218)	(47,889)
Net change in unrealized appreciation/depreciation of investments	239,646	(113,832)	604,188	(362,142)

Increase (decrease) in net assets from operations	188,452	(148,925)	544,630	(421,733)
Contract transactions
Net contract purchase payments	62,785	359,000	286,583	299,654
Transfer payments from (to) other subaccounts or general account	172,912	112,372	368,387	185,727
Contract terminations, withdrawals, and other deductions	(12,627)	(3,021)	(63,121)	(15,950)
Contract maintenance charges	(2,691)	(1,505)	(4,991)	(1,967)

Increase (decrease) in net assets from contract transactions	220,379	466,846	586,858	467,464

Net increase (decrease) in net assets	408,831	317,921	1,131,488	45,731
Net assets:
Beginning of the period	757,911	439,990	824,556	778,825

End of the period	$1,166,742	$757,911	$1,956,044	$824,556

See accompanying notes.

71

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Balanced (A/T) Subaccount		Janus Global (A/T) Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(17,676)	$(2,628)	$(25,600)	$24,922
Net realized capital gains (losses) on investments	11,284	(338)	(758,742)	(1,056,745)
Net change in unrealized appreciation/depreciation of investments	161,274	3,343	1,106,615	239,654

Increase (decrease) in net assets from operations	154,882	377	322,273	(792,169)
Contract transactions
Net contract purchase payments	202,841	292,689	4,590	280
Transfer payments from (to) other subaccounts or general account	513,043	368,364	(363,530)	(585,157)
Contract terminations, withdrawals, and other deductions	(23,310)	(1,765)	(70,426)	(49,035)
Contract maintenance charges	(3,716)	(40)	(7,333)	(9,303)

Increase (decrease) in net assets from contract transactions	688,858	659,248	(436,699)	(643,215)

Net increase (decrease) in net assets	843,740	659,625	(114,426)	(1,435,384)
Net assets:
Beginning of the period	659,625	—	1,796,549	3,231,933

End of the period	$1,503,365	$659,625	$1,682,123	$1,796,549

See accompanying notes.

72

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Growth II (A/T) Subaccount		Janus Growth (A/T) Subaccount
	2003(1)	2002	2003(1)
Operations
Net investment income (loss)	$(176,906)	$(683,016)	$(390,914)
Net realized capital gains (losses) on investments	(50,937,991)	(6,883,010)	504,061
Net change in unrealized appreciation/depreciation of investments	53,867,923	(10,802,140)	6,917,310

Increase (decrease) in net assets from operations	2,753,026	(18,368,166)	7,030,457
Contract transactions
Net contract purchase payments	224,711	912,271	201,841
Transfer payments from (to) other subaccounts or general account	(37,853,057)	(5,073,532)	34,338,994
Contract terminations, withdrawals, and other deductions	(476,208)	(2,416,711)	(1,273,798)
Contract maintenance charges	(34,038)	(127,813)	(88,332)

Increase (decrease) in net assets from contract transactions	(38,138,592)	(6,705,785)	33,178,705

Net increase (decrease) in net assets	(35,385,566)	(25,073,951)	40,209,162
Net assets:
Beginning of the period	35,385,566	60,459,517	—

End of the period	$—	$35,385,566	$40,209,162

See accompanying notes.

73

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Jennison Growth Subaccount		J.P. Morgan Enhanced Index Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(63,227)	$(64,951)	$(315,055)	$(344,101)
Net realized capital gains (losses) on investments	(641,454)	(526,191)	(2,221,632)	(1,609,104)
Net change in unrealized appreciation/depreciation of investments	1,709,888	(1,074,513)	10,438,901	(7,335,152)

Increase (decrease) in net assets from operations	1,005,207	(1,665,655)	7,902,214	(9,288,357)
Contract transactions
Net contract purchase payments	147,093	496,398	2,154,362	3,335,417
Transfer payments from (to) other subaccounts or general account	(135,912)	(127,417)	(1,348,866)	247,357
Contract terminations, withdrawals, and other deductions	(217,369)	(229,059)	(1,350,969)	(1,439,662)
Contract maintenance charges	(9,052)	(6,211)	(94,700)	(81,216)

Increase (decrease) in net assets from contract transactions	(215,240)	133,711	(640,173)	2,061,896

Net increase (decrease) in net assets	789,967	(1,531,944)	7,262,041	(7,226,461)
Net assets:
Beginning of the period	3,730,188	5,262,132	28,809,946	36,036,407

End of the period	$4,520,155	$3,730,188	$36,071,987	$28,809,946

See accompanying notes.

74

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Marsico Growth Subaccount		MFS High Yield Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(57,568)	$(50,444)	$(57,218)	$123,856
Net realized capital gains (losses) on investments	(86,210)	(229,102)	(50,341)	(112,235)
Net change in unrealized appreciation/depreciation of investments	987,232	(937,375)	2,545,419	92,732

Increase (decrease) in net assets from operations	843,454	(1,216,921)	2,437,860	104,353
Contract transactions
Net contract purchase payments	166,635	538,134	1,901,402	2,286,400
Transfer payments from (to) other subaccounts or general account	1,634,109	570,735	3,044,906	3,460,119
Contract terminations, withdrawals, and other deductions	(125,077)	(141,292)	(619,971)	(720,359)
Contract maintenance charges	(12,229)	(9,067)	(46,409)	(22,288)

Increase (decrease) in net assets from contract transactions	1,663,438	958,510	4,279,928	5,003,872

Net increase (decrease) in net assets	2,506,892	(258,411)	6,717,788	5,108,225
Net assets:
Beginning of the period	3,245,360	3,503,771	12,065,568	6,957,343

End of the period	$5,752,252	$3,245,360	$18,783,356	$12,065,568

See accompanying notes.

75

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	PBHG Mid Cap Growth Subaccount		PBHG/NWQ Value Select Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(106,102)	$(85,299)	$(48,023)	$40,535
Net realized capital gains (losses) on investments	(1,064,941)	(1,249,364)	(96,452)	11,299
Net change in unrealized appreciation/depreciation of investments	2,816,458	(647,936)	2,046,892	(742,825)

Increase (decrease) in net assets from operations	1,645,415	(1,982,599)	1,902,417	(690,991)
Contract transactions
Net contract purchase payments	290,393	1,561,051	509,229	1,869,966
Transfer payments from (to) other subaccounts or general account	92,103	1,000,842	579,857	2,211,582
Contract terminations, withdrawals, and other deductions	(162,231)	(203,042)	(245,067)	(227,425)
Contract maintenance charges	(25,402)	(16,653)	(26,663)	(9,315)

Increase (decrease) in net assets from contract transactions	194,863	2,342,198	817,356	3,844,808

Net increase (decrease) in net assets	1,840,278	359,599	2,719,773	3,153,817
Net assets:
Beginning of the period	6,016,458	5,656,859	6,134,305	2,980,488

End of the period	$7,856,736	$6,016,458	$8,854,078	$6,134,305

See accompanying notes.

76

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	PIMCO Total Return Subaccount		Salomon All Cap Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(87,552)	$(88,709)	$(249,375)	$(49,971)
Net realized capital gains (losses) on investments	445,418	1,872	(408,530)	(46,265)
Net change in unrealized appreciation/depreciation of investments	586,831	686,968	7,267,892	(4,012,220)

Increase (decrease) in net assets from operations	944,697	600,131	6,609,987	(4,108,456)
Contract transactions
Net contract purchase payments	6,384,841	8,510,390	1,334,341	4,599,286
Transfer payments from (to) other subaccounts or general account	6,386,122	11,277,088	1,143,302	7,364,423
Contract terminations, withdrawals, and other deductions	(1,140,454)	(199,952)	(851,993)	(455,066)
Contract maintenance charges	(104,278)	(11,351)	(76,288)	(31,366)

Increase (decrease) in net assets from contract transactions	11,526,231	19,576,175	1,549,362	11,477,277

Net increase (decrease) in net assets	12,470,928	20,176,306	8,159,349	7,368,821
Net assets:
Beginning of the period	20,176,306	—	18,525,570	11,156,749

End of the period	$32,647,234	$20,176,306	$26,684,919	$18,525,570

See accompanying notes.

77

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Convertible Securities Subaccount		Transamerica Equity Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(27,704)	$(3,726)	$(189,758)	$(149,338)
Net realized capital gains (losses) on investments	21,071	(705)	(811,264)	(677,405)
Net change in unrealized appreciation/depreciation of investments	394,435	1,351	4,286,701	(1,731,763)

Increase (decrease) in net assets from operations	387,802	(3,080)	3,285,679	(2,558,506)
Contract transactions
Net contract purchase payments	291,492	428,880	735,765	2,906,425
Transfer payments from (to) other subaccounts or general account	1,169,242	608,491	(1,177,328)	2,898,940
Contract terminations, withdrawals, and other deductions	(119,833)	(4,825)	(501,031)	(353,142)
Contract maintenance charges	(6,725)	(133)	(44,486)	(26,827)

Increase (decrease) in net assets from contract transactions	1,334,176	1,032,413	(987,080)	5,425,396

Net increase (decrease) in net assets	1,721,978	1,029,333	2,298,599	2,866,890
Net assets:
Beginning of the period	1,029,333	—	11,461,881	8,594,991

End of the period	$2,751,311	$1,029,333	$13,760,480	$11,461,881

See accompanying notes.

78

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica U.S. Government Securities Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(56,953)	$(26,441)	$241,424	$223,363
Net realized capital gains (losses) on investments	(38,696)	23,307	642,684	25,852
Net change in unrealized appreciation/depreciation of investments	1,093,307	(336,407)	(257,861)	1,301,551

Increase (decrease) in net assets from operations	997,658	(339,541)	626,247	1,550,766
Contract transactions
Net contract purchase payments	63,538	1,933,270	2,248,864	7,752,697
Transfer payments from (to) other subaccounts or general account	(35,996)	1,386,065	(2,401,171)	16,910,776
Contract terminations, withdrawals, and other deductions	(194,047)	(88,730)	(2,371,448)	(2,190,072)
Contract maintenance charges	(15,740)	(2,339)	(126,186)	(55,761)

Increase (decrease) in net assets from contract transactions	(182,245)	3,228,266	(2,649,941)	22,417,640

Net increase (decrease) in net assets	815,413	2,888,725	(2,023,694)	23,968,406
Net assets:
Beginning of the period	3,309,964	421,239	42,883,011	18,914,605

End of the period	$4,125,377	$3,309,964	$40,859,317	$42,883,011

See accompanying notes.

79

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica U.S. Government Securities-Safe Fund Subaccount	T. Rowe Price Dividend Growth Subaccount
	2003(1)	2003(1)	2002
Operations
Net investment income (loss)	$—	$28,976	$(34,239)
Net realized capital gains (losses) on investments	5	(701,493)	(39,683)
Net change in unrealized appreciation/depreciation of investments	—	765,202	(791,512)

Increase (decrease) in net assets from operations	5	92,685	(865,434)
Contract transactions
Net contract purchase payments	—	33,590	700,213
Transfer payments from (to) other subaccounts or general account	698	(3,950,609)	1,616,381
Contract terminations, withdrawals, and other deductions	(703)	(39,873)	(206,584)
Contract maintenance charges	—	(3,833)	(10,893)

Increase (decrease) in net assets from contract transactions	(5)	(3,960,725)	2,099,117

Net increase (decrease) in net assets	—	(3,868,040)	1,233,683
Net assets:
Beginning of the period	—	3,868,040	2,634,357

End of the period	$—	$—	$3,868,040

See accompanying notes.

80

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(416,311)	$(118,140)	$(675,463)	$(541,636)
Net realized capital gains (losses) on investments	(774,337)	537,925	(1,536,579)	(1,534,784)
Net change in unrealized appreciation/depreciation of investments	13,490,436	(7,066,777)	14,249,806	(8,154,235)

Increase (decrease) in net assets from operations	12,299,788	(6,646,992)	12,037,764	(10,230,655)
Contract transactions
Net contract purchase payments	2,508,614	7,894,893	3,290,482	7,092,320
Transfer payments from (to) other subaccounts or general account	5,112,961	9,389,100	1,205,087	5,630,465
Contract terminations, withdrawals, and other deductions	(3,390,168)	(1,762,145)	(1,921,289)	(1,667,092)
Contract maintenance charges	(152,584)	(81,429)	(135,723)	(76,124)

Increase (decrease) in net assets from contract transactions	4,078,823	15,440,419	2,438,557	10,979,569

Net increase (decrease) in net assets	16,378,611	8,793,427	14,476,321	748,914
Net assets:
Beginning of the period	47,076,365	38,282,938	39,585,146	38,836,232

End of the period	$63,454,976	$47,076,365	$54,061,467	$39,585,146

See accompanying notes.

81

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(232,708)	$(127,489)	$(77,614)	$(209,726)
Net realized capital gains (losses) on investments	(402,305)	(291,091)	(2,948,122)	(2,499,930)
Net change in unrealized appreciation/depreciation of investments	5,772,957	(2,186,487)	7,293,608	(517,906)

Increase (decrease) in net assets from operations	5,137,944	(2,605,067)	4,267,872	(3,227,562)
Contract transactions
Net contract purchase payments	1,511,337	4,424,390	351,560	1,832,385
Transfer payments from (to) other subaccounts or general account	951,415	4,166,432	(439,373)	(614,298)
Contract terminations, withdrawals, and other deductions	(390,398)	(419,245)	(739,457)	(771,897)
Contract maintenance charges	(53,721)	(20,859)	(45,998)	(39,589)

Increase (decrease) in net assets from contract transactions	2,018,633	8,150,718	(873,268)	406,601

Net increase (decrease) in net assets	7,156,577	5,545,651	3,394,604	(2,820,961)
Net assets:
Beginning of the period	11,850,138	6,304,487	14,463,882	17,284,843

End of the period	$19,006,715	$11,850,138	$17,858,486	$14,463,882

See accompanying notes.

82

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Van Kampen Asset Allocation Subaccount		Van Kampen Money Market Subaccount
	2003	2002	2003(1)	2002
Operations
Net investment income (loss)	$127,808	$223,533	$(69,456)	$(56,676)
Net realized capital gains (losses) on investments	(2,439,719)	(2,210,073)	495	272
Net change in unrealized appreciation/depreciation of investments	7,500,518	(4,012,269)	—	—

Increase (decrease) in net assets from operations	5,188,607	(5,998,809)	(68,961)	(56,404)
Contract transactions
Net contract purchase payments	116,754	3,490,131	3,110,779	11,447,821
Transfer payments from (to) other subaccounts or general account	(878,548)	2,267,720	(28,634,577)	1,412,225
Contract terminations, withdrawals, and other deductions	(1,779,876)	(1,831,418)	(1,287,212)	(4,408,713)
Contract maintenance charges	(72,684)	(53,695)	(17,022)	(37,272)

Increase (decrease) in net assets from contract transactions	(2,614,354)	3,872,738	(26,828,032)	8,414,061

Net increase (decrease) in net assets	2,574,253	(2,126,071)	(26,896,993)	8,357,657
Net assets:
Beginning of the period	28,717,438	30,843,509	26,896,993	18,539,336

End of the period	$31,291,691	$28,717,438	$—	$26,896,993

See accompanying notes.

83

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
	2003(1)	2003	2002
Operations
Net investment income (loss)	$(117,475)	$(130,502)	$(77,425)
Net realized capital gains (losses) on investments	51	(364,263)	(204,596)
Net change in unrealized appreciation/depreciation of investments	—	2,560,543	(2,080,831)

Increase (decrease) in net assets from operations	(117,424)	2,065,778	(2,362,852)
Contract transactions
Net contract purchase payments	2,465,229	598,427	4,952,055
Transfer payments from (to) other subaccounts or general account	18,247,666	(5,328)	2,435,098
Contract terminations, withdrawals, and other deductions	(2,024,409)	(301,116)	(129,054)
Contract maintenance charges	(47,056)	(33,082)	(10,818)

Increase (decrease) in net assets from contract transactions	18,641,430	258,901	7,247,281

Net increase (decrease) in net assets	18,524,006	2,324,679	4,884,429
Net assets:
Beginning of the period	—	7,644,649	2,760,220

End of the period	$18,524,006	$9,969,328	$7,644,649

See accompanying notes.

84

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(59,151)	$(7,433)	$(10,722)	$(1,196)
Net realized capital gains (losses) on investments	54,206	(16,626)	8,150	(2,310)
Net change in unrealized appreciation/depreciation of investments	1,138,456	(29,829)	182,573	(14,053)

Increase (decrease) in net assets from operations	1,133,511	(53,888)	180,001	(17,559)
Contract transactions
Net contract purchase payments	656,634	1,146,701	202,519	282,078
Transfer payments from (to) other subaccounts or general account	926,698	1,202,712	117,028	156,507
Contract terminations, withdrawals, and other deductions	(75,121)	(2,779)	(33,757)	(8,187)
Contract maintenance charges	(11,977)	(308)	(2,147)	(8)

Increase (decrease) in net assets from contract transactions	1,496,234	2,346,326	283,643	430,390

Net increase (decrease) in net assets	2,629,745	2,292,438	463,644	412,831
Net assets:
Beginning of the period	2,292,438	—	412,831	—

End of the period	$4,922,183	$2,292,438	$876,475	$412,831

See accompanying notes.

85

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Premier Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(114,827)	$(110,701)	$(149,910)	$(105,925)
Net realized capital gains (losses) on investments	(162,004)	151,148	(225,716)	(179,286)
Net change in unrealized appreciation/depreciation of investments	5,195,561	(3,196,036)	2,393,541	(2,380,698)

Increase (decrease) in net assets from operations	4,918,730	(3,155,589)	2,017,915	(2,665,909)
Contract transactions
Net contract purchase payments	664,933	6,663,127	372,903	3,757,001
Transfer payments from (to) other subaccounts or general account	853,966	6,728,853	588,247	3,510,518
Contract terminations, withdrawals, and other deductions	(479,602)	(441,322)	(358,434)	(149,251)
Contract maintenance charges	(59,592)	(23,275)	(35,926)	(16,751)

Increase (decrease) in net assets from contract transactions	979,705	12,927,383	566,790	7,101,517

Net increase (decrease) in net assets	5,898,435	9,771,794	2,584,705	4,435,608
Net assets:
Beginning of the period	15,442,337	5,670,543	8,770,249	4,334,641

End of the period	$21,340,772	$15,442,337	$11,354,954	$8,770,249

See accompanying notes.

86

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Aspen - Mid Cap Growth Subaccount		Janus Aspen - Strategic Value Subaccount
	2003	2002	2003(1)	2002
Operations
Net investment income (loss)	$(39,628)	$(25,475)	$(6,973)	$(32,784)
Net realized capital gains (losses) on investments	(88,872)	(128,771)	(349,326)	(285,063)
Net change in unrealized appreciation/depreciation of investments	885,631	(397,668)	402,610	(315,605)

Increase (decrease) in net assets from operations	757,131	(551,914)	46,311	(633,452)
Contract transactions
Net contract purchase payments	136,898	541,648	662	62,255
Transfer payments from (to) other subaccounts or general account	253,531	477,233	(1,497,389)	(258,475)
Contract terminations, withdrawals, and other deductions	(30,163)	(8,613)	(17,859)	(46,965)
Contract maintenance charges	(10,549)	(4,905)	(1,973)	(4,256)

Increase (decrease) in net assets from contract transactions	349,717	1,005,363	(1,516,559)	(247,441)

Net increase (decrease) in net assets	1,106,848	453,449	(1,470,248)	(880,893)
Net assets:
Beginning of the period	2,051,009	1,597,560	1,470,248	2,351,141

End of the period	$3,157,857	$2,051,009	$—	$1,470,248

See accompanying notes.

87

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount
	2003(1)	2003	2002
Operations
Net investment income (loss)	$(14,878)	$(54,446)	$(39,799)
Net realized capital gains (losses) on investments	22,873	(587,612)	(238,129)
Net change in unrealized appreciation/depreciation of investments	478,046	2,416,331	(1,318,026)

Increase (decrease) in net assets from operations	486,041	1,774,273	(1,595,954)
Contract transactions
Net contract purchase payments	1,997	606,529	2,761,401
Transfer payments from (to) other subaccounts or general account	1,381,576	16,525	3,152,630
Contract terminations, withdrawals, and other deductions	(24,766)	(320,783)	(243,469)
Contract maintenance charges	(2,963)	(28,453)	(11,022)

Increase (decrease) in net assets from contract transactions	1,355,844	273,818	5,659,540

Net increase (decrease) in net assets	1,841,885	2,048,091	4,063,586
Net assets:
Beginning of the period	—	7,542,276	3,478,690

End of the period	$1,841,885	$9,590,367	$7,542,276

See accompanying notes.

88

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(26,927)	$(4,055)	$4,484	$(9,049)
Net realized capital gains (losses) on investments	15,967	(8,231)	70,500	(2,475)
Net change in unrealized appreciation/depreciation of investments	493,056	(40,629)	609,543	19,958

Increase (decrease) in net assets from operations	482,096	(52,915)	684,527	8,434
Contract transactions
Net contract purchase payments	139,820	655,829	554,819	1,302,215
Transfer payments from (to) other subaccounts or general account	345,769	554,358	1,987,101	1,202,693
Contract terminations, withdrawals, and other deductions	(37,980)	(5,353)	(128,286)	(891)
Contract maintenance charges	(6,131)	(28)	(12,669)	(462)

Increase (decrease) in net assets from contract transactions	441,478	1,204,806	2,400,965	2,503,555

Net increase (decrease) in net assets	923,574	1,151,891	3,085,492	2,511,989
Net assets:
Beginning of the period	1,151,891	—	2,511,989	—

End of the period	$2,075,465	$1,151,891	$5,597,481	$2,511,989

See accompanying notes.

89

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Fidelity - VIP Contrafund® Subaccount		Fidelity - VIP Equity-Income Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(221,566)	$(94,419)	$6,337	$(24,911)
Net realized capital gains (losses) on investments	(268,460)	(298,571)	(321,022)	11,746
Net change in unrealized appreciation/depreciation of investments	4,965,947	(748,555)	3,762,623	(1,665,040)

Increase (decrease) in net assets from operations	4,475,921	(1,141,545)	3,447,938	(1,678,205)
Contract transactions
Net contract purchase payments	2,017,654	4,220,676	1,122,967	2,743,866
Transfer payments from (to) other subaccounts or general account	1,249,236	5,054,156	679,391	3,916,886
Contract terminations, withdrawals, and other deductions	(892,363)	(264,486)	(674,700)	(363,940)
Contract maintenance charges	(52,943)	(21,358)	(39,953)	(18,206)

Increase (decrease) in net assets from contract transactions	2,321,584	8,988,988	1,087,705	6,278,606

Net increase (decrease) in net assets	6,797,505	7,847,443	4,535,643	4,600,401
Net assets:
Beginning of the period	14,413,364	6,565,921	10,929,256	6,328,855

End of the period	$21,210,869	$14,413,364	$15,464,899	$10,929,256

See accompanying notes.

90

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Fidelity - VIP Growth Subaccount		Fidelity - VIP Growth Opportunities Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(64,047)	$(22,686)	$(13,883)	$(10,564)
Net realized capital gains (losses) on investments	(160,061)	(38,689)	(82,255)	(57,928)
Net change in unrealized appreciation/depreciation of investments	1,462,031	(433,709)	431,586	(276,924)

Increase (decrease) in net assets from operations	1,237,923	(495,084)	335,448	(345,416)
Contract transactions
Net contract purchase payments	444,854	2,081,003	71,792	251,918
Transfer payments from (to) other subaccounts or general account	534,415	1,581,974	(141,560)	355,990
Contract terminations, withdrawals, and other deductions	(118,300)	(71,852)	(25,018)	(68,341)
Contract maintenance charges	(17,147)	(1,674)	(5,322)	(3,497)

Increase (decrease) in net assets from contract transactions	843,822	3,589,451	(100,108)	536,070

Net increase (decrease) in net assets	2,081,745	3,094,367	235,340	190,654
Net assets:
Beginning of the period	3,416,075	321,708	1,274,160	1,083,506

End of the period	$5,497,820	$3,416,075	$1,509,500	$1,274,160

See accompanying notes.

91

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Fidelity - VIP Mid Cap Subaccount		Fidelity - VIP Value Strategies Subaccount
	2003	2002	2003	2002(1)
Operations
Net investment income (loss)	$(359,300)	$(158,063)	$(110,691)	$(16,663)
Net realized capital gains (losses) on investments	18,976	(43,326)	287,188	(2,676)
Net change in unrealized appreciation/depreciation of investments	9,909,996	(1,950,678)	3,093,289	(76,544)

Increase (decrease) in net assets from operations	9,569,672	(2,152,067)	3,269,786	(95,883)
Contract transactions
Net contract purchase payments	1,943,278	6,537,220	991,343	2,584,255
Transfer payments from (to) other subaccounts or general account	1,460,126	8,617,016	1,445,069	1,909,461
Contract terminations, withdrawals, and other deductions	(1,082,411)	(757,405)	(139,531)	(5,900)
Contract maintenance charges	(99,316)	(38,367)	(32,188)	(89)

Increase (decrease) in net assets from contract transactions	2,221,677	14,358,464	2,264,693	4,487,727

Net increase (decrease) in net assets	11,791,349	12,206,397	5,534,479	4,391,844
Net assets:
Beginning of the period	24,098,755	11,892,358	4,391,844	—

End of the period	$35,890,104	$24,098,755	$9,926,323	$4,391,844

See accompanying notes.

92

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Merrill Lynch Basic Value V.I. Subaccount		Merrill Lynch High Current Income V.I. Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(193,548)	$(95,939)	$1,178,204	$1,046,911
Net realized capital gains (losses) on investments	(706,575)	374,602	(890,404)	(508,203)
Net change in unrealized appreciation/depreciation of investments	19,869,060	(10,658,229)	3,513,311	(775,847)

Increase (decrease) in net assets from operations	18,968,937	(10,379,566)	3,801,111	(237,139)
Contract transactions
Net contract purchase payments	3,980,688	14,117,813	300,525	1,953,581
Transfer payments from (to) other subaccounts or general account	2,160,109	11,186,451	(89,150)	4,115,861
Contract terminations, withdrawals, and other deductions	(3,192,278)	(2,036,551)	(1,094,983)	(938,047)
Contract maintenance charges	(188,420)	(95,265)	(42,354)	(18,857)

Increase (decrease) in net assets from contract transactions	2,760,099	23,172,448	(925,962)	5,112,538

Net increase (decrease) in net assets	21,729,036	12,792,882	2,875,149	4,875,399
Net assets:
Beginning of the period	57,268,523	44,475,641	14,868,272	9,992,873

End of the period	$78,997,559	$57,268,523	$17,743,421	$14,868,272

See accompanying notes.

93

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Merrill Lynch Developing Capital Markets V.I. Subaccount		Merrill Lynch Global Allocation V.I. Subaccount
	2003(1)	2002	2003(1)
Operations
Net investment income (loss)	$21,179	$(25,479)	$86,818
Net realized capital gains (losses) on investments	612,618	(278,103)	3,927
Net change in unrealized appreciation/depreciation of investments	279,866	6,919	166,084

Increase (decrease) in net assets from operations	913,663	(296,663)	256,829
Contract transactions
Net contract purchase payments	406,845	529,091	12,713
Transfer payments from (to) other subaccounts or general account	(3,265,490)	(105,252)	3,220,529
Contract terminations, withdrawals, and other deductions	(135,406)	(185,832)	(4,650)
Contract maintenance charges	(5,691)	(4,864)	(831)

Increase (decrease) in net assets from contract transactions	(2,999,742)	233,143	3,227,761

Net increase (decrease) in net assets	(2,086,079)	(63,520)	3,484,590
Net assets:
Beginning of the period	2,086,079	2,149,599	—

End of the period	$—	$2,086,079	$3,484,590

See accompanying notes.

94

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company Separate Account B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified investment subaccounts is available to contract owners of the Transamerica Landmark ML Variable Annuity. All portfolios of the Mutual Fund Account, except for those of the Merrill Lynch Variable Series Fund, Inc., are also available to the contract owners of the Transamerica Landmark Variable Annuity and the Transamerica Freedom Variable Annuity, also issued by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Transamerica Landmark ML Variable Annuity only. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Transamerica U.S. Government Securities-Safe Fund-Service Class subaccount (“Safe Fund”) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “Safe Fund” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:

Asset Allocation-Growth Portfolio

Asset Allocation-Conservative Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

Alger Aggressive Growth

American Century Income & Growth

American Century International

BlackRock Global Science & Technology Opportunities

BlackRock Mid Cap Growth

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Clarion Real Estate Securities

Dreyfus Small Cap Value

Great Companies-AmericaSM

Templeton Great Companies-Global

Great Companies-TechnologySM

Janus Balanced (A/T)

Janus Global (A/T)

Janus Growth (A/T)

Jennison Growth

J.P. Morgan Enhanced Index

Marsico Growth

95

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

MFS High Yield

PBHG Mid Cap Growth

PBHG/NWQ Value Select

PIMCO Total Return

Salomon All Cap

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica U.S. Government Securities

Transamerica U.S. Government Securities-Safe Fund

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation

Van Kampen Asset Allocation

Transamerica Money Market

Van Kampen Emerging Growth

AIM Variable Insurance Funds-Series II:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Premier Growth Portfolio

Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio

Janus Aspen-Mid Cap Value Portfolio

Janus Aspen-Worldwide Growth

MFS® Variable Insurance TrustSM-Service Class:

MFS New Discovery Series

MFS Total Return Series

Variable Insurance Products Fund-Service Class 2:

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

Merrill Lynch Variable Series Funds, Inc.:

Merrill Lynch Basic Value V.I.

96

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Merrill Lynch High Current Income V.I.

Merrill Lynch Developing Capital Markets V.I.

Merrill Lynch Global Allocation V.I.

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AllianceBernstein Growth & Income	May 1, 2001
AllianceBernstein Premier Growth	May 1, 2001
American Century Income & Growth	May 1, 2001
American Century International	May 1, 2001
Fidelity - VIP Growth	May 1, 2001
Great Companies - AmericaSM	May 1, 2001
Great Companies - TechnologySM	May 1, 2001
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Emerging Growth	May 1, 2001
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation - Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
BlackRock Global Science & Technology Opportunities	May 1, 2002
BlackRock Mid Cap Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Janus Balanced (A/T)	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity - VIP Value Strategies	May 1, 2002
Janus Growth (A/T)	May 1, 2003
Transamerica Money Market	May 1, 2003
Janus Aspen-Mid Cap Value	May 1, 2003
Transamerica U.S. Government Securities Safe Fund	November 3, 2003
Merrill Lynch Global Allocation V.I.	November 21, 2003

97

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio mergers were made effective May 1, 2003:

Portfolio	Formerly
Janus Growth (A/T)	Janus Growth II
T. Rowe Price Equity Income	T. Rowe Price Dividend Growth
Transamerica Money Market	Van Kampen Money Market
American Century International	Gabelli Global Growth
Janus Aspen-Mid Cap Value Portfolio	Janus Aspen-Strategic Value Portfolio

The following Portfolio merger was made effective November 21, 2003:

Portfolio	Formerly
Merrill Lynch Global Allocation V.I.	Merrill Lynch Developing Capital Markets V.I.

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2003:

Portfolio	Formerly
Asset Allocation - Growth Portfolio	Aggressive Asset Allocation
Asset Allocation - Conservative Portfolio	Conservative Asset Allocation
Asset Allocation - Moderate Portfolio	Moderate Asset Allocation
Asset Allocation - Moderate Growth Portfolio	Moderately Aggressive Asset Allocation
BlackRock Global Science & Technology Opportunities	BlackRock Global Science & Technology
Templeton Great Companies - Global	Great Companies - Global[2]
AllianceBernstein Growth & Income Portfolio	Alliance Growth & Income Portfolio
AllianceBernstein Premier Growth Portfolio	Alliance Premier Growth Portfolio
Janus Aspen-Mid Cap Growth Portfolio	Janus Aspen - Aggressive Growth Portfolio

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Janus Global	September 1, 2000
Marsico Growth	May 1, 2002
T. Rowe Price Dividend Growth	May 1, 2002
Janus Aspen - Strategic Value	May 1, 2002
Fidelity - VIP Growth Opportunities	May 1, 2002
Dreyfus Small Cap Value	July 1, 2002

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

98

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for the Transamerica Landmark ML Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2003.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

99

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Asset Allocation - Growth Portfolio
Initial	$12,327,702	$1,553,217
Service	130,245	1,083
Asset Allocation - Conservative Portfolio
Initial	13,164,703	5,363,789
Service	72,996	841
Asset Allocation - Moderate Portfolio
Initial	36,897,506	5,777,119
Service	148,484	1,413
Asset Allocation - Moderate Growth Portfolio
Initial	31,202,587	2,020,331
Service	123,599	8,345
Alger Aggressive Growth Portfolio
Initial	1,481,308	1,063,729
Service	505	572
American Century Income & Growth
Initial	1,898,087	711,478
Service	504	590
American Century International
Initial	4,684,074	1,115,651
Service	1,287	602
BlackRock Global Science & Technology Opportunities
Initial	525,504	80,349
Service	507	681
BlackRock Mid Cap Growth
Initial	608,233	96,663
Service	1,289	593
Capital Guardian Global
Initial	3,189,969	1,276,542
Service	2,758	647
Capital Guardian U.S. Equity
Initial	3,542,804	2,179,458
Service	7,811	660

100

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
Capital Guardian Value
Initial	4,589,312	2,850,693
Service	32,276	26,048
Clarion Real Estate Securities
Initial	2,126,699	648,911
Service	2,075	618
Dreyfus Small Cap Value
Initial	425,009	8,174,396
Gabelli Global Growth
Initial	245,115	3,629,891
Great Companies - AmericaSM
Initial	986,604	236,791
Service	505	562
Templeton Great Companies - Global
Initial	368,705	159,799
Service	504	581
Great Companies - TechnologySM
Initial	846,763	281,117
Service	505	630
Janus Balanced (A/T)
Initial	812,518	180,601
Service	39,925	658
Janus Global (A/T)
Initial	11,265	473,567
Janus Growth II (A/T)
Initial	241,592	38,557,052
Janus Growth (A/T)
Initial	37,180,442	4,391,965
Service	504	579
Jennison Growth
Initial	412,079	690,459
Service	500	580
J.P. Morgan Enhanced Index
Initial	3,098,678	4,053,855
Service	500	584

101

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
Marsico Growth
Initial	1,825,647	334,293
Service	115,268	767
MFS High Yield
Initial	5,510,733	1,290,771
Service	4,330	564
PBHG Mid Cap Growth
Initial	974,128	885,102
Service	501	597
PBHG/NWQ Value Select
Initial	1,407,642	638,142
Service	500	601
PIMCO Total Return
Initial	16,690,432	5,187,529
Service	13,301	556
Salomon All Cap
Initial	3,260,095	2,016,229
Service	57,491	705
Transamerica Convertible Securities
Initial	1,492,939	190,174
Service	4,292	591
Transamerica Equity
Initial	1,217,333	2,394,212
Service	500	581
Transamerica Growth Opportunities
Initial	479,103	718,192
Service	500	613
Transamerica U.S. Government Securities
Initial	7,122,212	9,718,717
Service	96,641	782
Transamerica U.S. Government Securities-Safe Fund
Service	699	704
T. Rowe Price Dividend Growth
Initial	150,712	4,082,476
T. Rowe Price Equity Income
Initial	8,962,196	5,018,309
Service	2,772	601
T. Rowe Price Growth Stock
Initial	5,047,291	3,323,393
Service	501	583

102

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
T. Rowe Price Small Cap
Initial	3,072,090	1,303,851
Service	500	645
Van Kampen Active International Allocation
Initial	1,024,895	1,975,481
Service	500	622
Van Kampen Asset Allocation
Initial	1,335,004	3,821,538
Service	501	560
Van Kampen Money Market
Initial	4,754,120	31,650,536
Transamerica Money Market
Initial	33,707,160	15,183,437
Service	502	501
Van Kampen Emerging Growth
Initial	1,404,317	1,275,867
Service	500	573
AIM Variable Insurance Funds - Series II Shares:
AIM V.I. Basic Value Fund-Series II	2,192,719	755,619
AIM V.I. Capital Appreciation Fund-Series II	387,730	114,802
AllianceBernstien Variable Products Series Fund, Inc. - Class B:
AllianceBernstien Growth & Income Portfolio - Class B	2,247,395	1,382,356
AllianceBernstien Premier Growth Portfolio - Class B	1,682,276	1,265,388
Janus Aspen Series - Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	519,358	209,194
Janus Aspen - Strategic Value	10,013	1,533,544
Janus Aspen - Mid Cap Value	1,529,871	188,917
Janus Aspen-Worldwide Growth-Service Shares	1,366,600	1,146,173
MFS® Variable Insurance TrustSM:
MFS New Discovery Series-Service Class	725,964	311,414
MFS Total Return Series-Service Class	3,429,232	1,023,779
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity - VIP Contrafund® Portfolio	4,675,704	2,575,683
Fidelity - VIP Equity-Income Portfolio - Service Class 2	2,877,118	1,783,052
Fidelity - VIP Growth Portfolio - Service Class 2	1,456,455	676,661
Fidelity - VIP Growth Opportunities Portfolio	134,859	248,847
Fidelity - VIP Mid Cap Portfolio - Service Class 2	4,515,814	2,684,737
Fidelity - VIP Value Strategies Portfolio - Service Class 2	3,259,425	1,055,541

103

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
Merrill Lynch Variable Series Funds, Inc.:
Merrill Lynch Basic Value V.I. Fund	7,445,734	4,893,602
Merrill Lynch High Current Income V.I. Fund	2,553,509	2,301,280
Merrill Lynch Developing Capital Markets V.I. Fund	724,753	3,703,253
Merrill Lynch Global Allocation V.I. Fund	3,403,023	88,536

104

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Asset Allocation - Growth Subaccount(1)	Asset Allocation - Conservative Subaccount(1)	Asset Allocation - Moderate Subaccount(1)	Asset Allocation - Moderate Growth Subaccount(1)	Alger Aggressive Growth Subaccount
Units outstanding at January 1, 2002	—	—	—	—	8,646,331
Units purchased	5,752,153	5,551,041	24,455,612	17,988,959	1,982,713
Units redeemed and transferred	2,860,085	5,766,251	8,758,197	11,718,128	2,704,300

Units outstanding at December 31, 2002	8,612,238	11,317,292	33,213,809	29,707,087	13,333,344
Units purchased	4,071,276	4,041,984	16,012,350	11,132,154	711,930
Units redeemed and transferred	8,206,327	5,032,921	19,530,952	22,141,333	414,260

Units outstanding at December 31, 2003	20,889,841	20,392,197	68,757,112	62,980,574	14,459,534

	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount(1)	BlackRock Mid Cap Growth Subaccount(1)	Capital Guardian Global Subaccount
Units outstanding at January 1, 2002	1,082,711	955,657	—	—	7,430,537
Units purchased	1,726,752	1,757,259	129,010	531,142	2,834,031
Units redeemed and transferred	3,030,070	1,981,783	57,896	315,137	2,089,836

Units outstanding at December 31, 2002	5,839,533	4,694,699	186,906	846,279	12,354,404
Units purchased	512,509	376,416	107,064	148,211	1,875,265
Units redeemed and transferred	1,027,403	5,467,041	403,337	512,488	349,873

Units outstanding at December 31, 2003	7,379,445	10,538,156	697,306	1,506,978	14,579,543

105

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount(1)	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount(1)
Units outstanding at January 1, 2002	12,616,483	9,910,144	—	20,366,037	2,591,596
Units purchased	6,091,073	6,343,725	861,459	7,103,273	1,291,107
Units redeemed and transferred	6,462,701	7,689,685	1,401,837	9,912,994	839,840

Units outstanding at December 31, 2002	25,170,257	23,943,554	2,263,296	37,382,304	4,722,543
Units purchased	2,390,893	1,766,561	637,017	512,364	74,169
Units redeemed and transferred	(77,648)	(229,618)	851,125	(4,717,961)	(4,796,712)

Units outstanding at December 31, 2003	27,483,502	25,480,498	3,751,438	33,176,707	—

	Great Companies - AmericaSM Subaccount	Templeton Great Companies - Global Subaccount	Great Companies - TechnologySM Subaccount	Janus Balanced (A/T) Subaccount(1)	Janus Global (A/T) Subaccount
Units outstanding at January 1, 2002	301,188	535,634	1,006,741	—	5,470,938
Units purchased	1,372,316	481,977	486,178	312,276	17,043
Units redeemed and transferred	1,217,513	137,063	243,376	390,548	(1,314,262)

Units outstanding at December 31, 2002	2,891,017	1,154,674	1,736,295	702,824	4,173,719
Units purchased	478,221	98,861	521,754	216,339	10,362
Units redeemed and transferred	474,930	207,047	497,775	508,432	(965,599)

Units outstanding at December 31, 2003	3,844,168	1,460,582	2,755,824	1,427,595	3,218,482

106

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Janus Growth II (A/T) Subaccount(1)	Janus Growth (A/T) Subaccount(1)	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Units outstanding at January 1, 2002	3,807,040	—	6,087,919	26,417,759	4,401,021
Units purchased	838,461	—	727,728	3,723,969	641,808
Units redeemed and transferred	873,315	—	(547,300)	23,390	342,411

Units outstanding at December 31, 2002	5,518,816	—	6,268,347	30,165,118	5,385,240
Units purchased	129,662	98,649	242,389	2,139,962	172,766
Units redeemed and transferred	(5,648,478)	5,206,531	(551,432)	(2,464,417)	2,133,208

Units outstanding at December 31, 2003	—	5,305,180	5,959,305	29,840,663	7,691,214

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount
Units outstanding at January 1, 2002	7,257,186	10,442,435	2,918,225	—	10,987,880
Units purchased	2,372,757	2,974,961	2,073,616	8,333,583	5,437,970
Units redeemed and transferred	2,812,110	774,706	2,245,321	10,861,942	8,759,361

Units outstanding at December 31, 2002	12,442,053	14,192,102	7,237,162	19,195,525	25,185,211
Units purchased	1,919,337	686,408	562,876	6,009,619	1,687,262
Units redeemed and transferred	2,347,872	(118,739)	362,300	4,861,982	227,757

Units outstanding at December 31, 2003	16,709,261	14,759,771	8,162,338	30,067,126	27,100,231

107

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Transamerica Convertible Securities Subaccount(1)	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities- Safe Fund Subaccount(1)
Units outstanding at January 1, 2002	—	12,045,964	380,381	14,259,265	—
Units purchased	466,811	4,350,666	1,942,349	6,990,000	—
Units redeemed and transferred	649,222	3,509,434	1,299,156	13,252,474	—

Units outstanding at December 31, 2002	1,116,033	19,906,064	3,621,886	34,501,739	—
Units purchased	295,122	1,296,303	66,616	1,740,091	7
Units redeemed and transferred	1,038,710	(2,637,384)	(193,036)	(3,759,563)	(7)

Units outstanding at December 31, 2003	2,449,865	18,564,983	3,495,466	32,482,267	—

	T. Rowe Price Dividend Growth Subaccount(1)	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Units outstanding at January 1, 2002	2,658,508	18,225,901	16,673,819	7,931,752	14,566,764
Units purchased	737,358	6,848,093	7,051,551	6,500,711	2,107,925
Units redeemed and transferred	1,560,167	8,932,228	7,549,004	5,057,666	(1,033,476)

Units outstanding at December 31, 2002	4,956,033	34,006,222	31,274,374	19,490,129	15,641,213
Units purchased	42,129	1,749,816	2,044,198	2,462,879	391,579
Units redeemed and transferred	(4,998,162)	2,228,780	(481,486)	716,152	(1,166,249)

Units outstanding at December 31, 2003	—	37,984,818	32,837,085	22,669,160	14,866,544

108

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Van Kampen Asset Allocation Subaccount	Van Kampen Money Market Subaccount	Transamerica Money Market Subaccount(1)	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount(1)
Units outstanding at January 1, 2002	12,923,835	14,185,811	—	3,425,965	—
Units purchased	3,166,775	10,731,070	—	7,380,413	1,489,409
Units redeemed and transferred	2,878,284	(3,393,702)	—	3,320,493	1,537,148

Units outstanding at December 31, 2002	18,968,894	21,523,179	—	14,126,871	3,026,557
Units purchased	140,762	2,456,576	2,061,562	969,409	864,620
Units redeemed and transferred	(1,244,484)	(23,979,755)	13,033,794	(583,684)	1,060,182

Units outstanding at December 31, 2003	17,865,172	—	15,095,356	14,512,596	4,951,360

	AIM V.I. Capital Appreciation Subaccount(1)	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Strategic Value Subaccount(1)
Units outstanding at January 1, 2002	—	6,127,445	5,070,600	3,294,274	2,607,212
Units purchased	343,577	7,974,572	5,165,332	1,252,386	72,744
Units redeemed and transferred	177,137	7,541,009	4,659,946	792,684	(520,868)

Units outstanding at December 31, 2002	520,714	21,643,026	14,895,878	5,339,344	2,159,088
Units purchased	251,166	867,625	562,583	334,898	982
Units redeemed and transferred	97,403	414,135	214,536	545,592	(2,160,070)

Units outstanding at December 31, 2003	869,282	22,924,787	15,672,997	6,219,835	—

109

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Janus Aspen - Mid Cap Value Subaccount(1)	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount(1)	MFS Total Return Subaccount(1)	Fidelity - VIP Contrafund® Subaccount
Units outstanding at January 1, 2002	—	4,908,048	—	—	8,076,402
Units purchased	—	4,082,596	850,986	1,424,524	5,202,745
Units redeemed and transferred	—	4,372,288	692,291	1,314,727	5,686,045

Units outstanding at December 31, 2002	—	13,362,932	1,543,277	2,739,251	18,965,192
Units purchased	2,253	1,216,604	176,475	601,067	2,752,441
Units redeemed and transferred	1,941,718	(587,626)	397,872	2,002,430	486,233

Units outstanding at December 31, 2003	1,943,972	13,991,909	2,117,624	5,342,748	22,203,866

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount(1)
Units outstanding at January 1, 2002	6,322,497	370,786	1,472,507	11,284,465	—
Units purchased	3,202,733	2,951,240	307,117	6,791,545	3,404,226
Units redeemed and transferred	4,133,397	2,253,461	296,335	8,074,176	2,467,794

Units outstanding at December 31, 2002	13,658,627	5,575,487	2,075,959	26,150,186	5,872,020
Units purchased	1,359,662	730,223	91,181	2,058,873	1,158,440
Units redeemed and transferred	12,804	546,060	(225,759)	355,298	1,533,400

Units outstanding at December 31, 2003	15,031,093	6,851,770	1,941,381	28,564,357	8,563,860

110

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Merrill Lynch Basic Value V.I. Subaccount	Merrill Lynch High Current Income V.I. Subaccount	Merrill Lynch Developing Capital Markets V.I. Subaccount(1)	Merrill Lynch Global Allocation V.I. Subaccount(1)
Units outstanding at January 1, 2002	31,428,214	10,304,499	—	3,472,745
Units purchased	14,426,378	2,068,238	—	651,980
Units redeemed and transferred	10,982,674	3,381,906	—	(531,477)

Units outstanding at December 31, 2002	56,837,266	15,754,643	—	3,593,248
Units purchased	3,654,402	297,532	600,221	16,070
Units redeemed and transferred	(876,040)	(1,157,040)	(600,221)	324,140

Units outstanding at December 31, 2003	59,615,627	14,895,134	—	3,933,458

111

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units results in different unit values, expense ratios, and total returns.

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Growth
	12/31/2003		20,889,841	$1.04 to $1.24	$21,678,345	0.16%	1.25% to 2.30%	29.18% to 24.08%
	12/31/2002	(1)	8,612,238	0.81 to 0.80	6,929,921	0.00	1.25 to 2.05	(19.38) to (19.80)
Asset Allocation - Conservative
	12/31/2003		20,392,197	1.09 to 1.15	22,108,624	0.12	1.25 to 2.30	21.40 to 15.12
	12/31/2002	(1)	11,317,292	0.90 to 0.89	10,138,624	0.00	1.25 to 2.05	(10.21) to (10.68)
Asset Allocation - Moderate
	12/31/2003		68,757,112	1.07 to 1.17	73,336,695	0.11	1.25 to 2.30	23.33 to 17.30
	12/31/2002	(1)	33,213,809	0.87 to 0.86	28,813,179	0.00	1.25 to 2.05	(13.06) to (13.52)
Asset Allocation - Moderate Growth
	12/31/2003		62,980,574	1.06 to 1.20	66,175,170	0.15	1.25 to 2.30	25.60 to 19.99
	12/31/2002	(1)	29,707,087	0.84 to 0.84	24,920,409	0.00	1.25 to 2.05	(15.93) to (16.37)
Alger Aggressive Growth
	12/31/2003		14,459,534	0.78 to 1.19	8,285,880	0.00	1.25 to 2.30	33.32 to 19.50
	12/31/2002		13,333,344	0.58 to 0.72	5,742,331	0.00	1.25 to 2.05	(35.21) to (28.45)
	12/31/2001		8,646,331	0.90 to 0.90	5,110,673	0.00	1.25 to 1.55	(9.91) to (17.74)
American Century Income & Growth
	12/31/2003		7,379,445	0.95 to 1.23	7,025,630	0.31	1.25 to 2.30	27.20 to 22.52
	12/31/2002		5,839,533	0.75 to 0.82	4,374,825	0.04	1.25 to 2.05	(20.38) to (18.05)
	12/31/2001	(1)	1,082,711	0.94 to 0.94	1,016,312	0.00	1.25 to 1.55	(5.99) to (6.17)
American Century International
	12/31/2003		10,538,156	0.79 to 1.25	8,466,165	0.00	1.25 to 2.05	23.75 to 24.90
	12/31/2002		4,694,699	0.64 to 0.79	3,057,158	0.35	1.25 to 2.05	(22.98) to (21.22)
	12/31/2001	(1)	955,657	0.83 to 0.83	796,008	0.00	1.25 to 1.55	(16.60) to (16.76)
BlackRock Global Science & Technology Opportunities
	12/31/2003		697,306	1.08 to 1.41	746,099	0.00	1.25 to 2.05	50.16 to 40.77
	12/31/2002	(1)	186,906	0.72 to 0.71	133,751	0.00	1.25 to 2.05	(28.32) to (28.69)
BlackRock Mid Cap Growth
	12/31/2003		1,506,978	0.97 to 1.22	1,453,173	0.00	1.25 to 2.05	27.75 to 22.00
	12/31/2002	(1)	846,279	0.76 to 0.75	640,923	0.00	1.25 to 2.05	(24.12) to (24.51)

112

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian Global
	12/31/2003		14,579,543	$0.95 to $1.30	$16,642,795	0.20%	1.25% to 2.05%	35.91% to 30.36%
	12/31/2002		12,354,404	0.70 to 0.80	10,327,496	0.19	1.25 to 2.05	(20.51) to (19.54)
	12/31/2001		7,430,537	0.88 to 0.88	8,194,306	0.00	1.25 to 1.55	(12.48) to (11.74)
Capital Guardian U.S. Equity
	12/31/2003		27,483,502	0.96 to 1.24	24,695,229	0.17	1.25 to 2.05	34.82 to 24.29
	12/31/2002		25,170,257	0.71 to 0.79	16,849,636	0.43	1.25 to 2.05	(24.74) to (21.18)
	12/31/2001		12,616,483	0.95 to 0.95	10,778,946	0.09	1.25 to 1.55	(5.49) to (4.87)
Capital Guardian Value
	12/31/2003		25,480,498	1.07 to 1.28	39,831,047	0.80	1.25 to 2.05	32.92 to 27.63
	12/31/2002		23,943,554	0.80 to 0.78	28,136,557	4.33	1.25 to 2.05	(21.68) to (22.39)
	12/31/2001		9,910,144	1.02 to 2.32	19,659,073	0.71	1.25 to 1.55	2.32 to 5.00
Clarion Real Estate Securities
	12/31/2003		3,751,438	1.25 to 1.26	4,660,807	2.39	1.25 to 2.30	34.06 to 26.12
	12/31/2002	(1)	2,263,296	0.93 to 0.93	2,103,475	0.98	1.25 to 2.05	(6.89) to (7.38)
Dreyfus Small Cap Value
	12/31/2003		33,176,707	1.10 to 1.16	64,458,154	0.00	1.25 to 2.05	88.48 to 87.00
	12/31/2002		37,382,304	0.59 to 0.62	39,441,468	15.82	1.25 to 2.05	(40.21) to (37.83)
	12/31/2001		20,366,037	0.98 to 0.98	52,488,224	0.00	1.25 to 1.55	(2.11) to 26.81
Great Companies - AmericaSM
	12/31/2003		3,844,168	0.95 to 1.16	3,661,685	0.47	1.25 to 2.30	23.13 to 15.90
	12/31/2002		2,891,017	0.77 to 0.84	2,226,572	0.28	1.25 to 2.05	(21.67) to (15.94)
	12/31/2001	(1)	301,188	0.98 to 0.98	295,916	0.17	1.25 to 1.55	(1.60) to (1.79)
Templeton Great Companies - Global
	12/31/2003		1,460,582	0.89 to 1.20	1,166,742	0.11	1.25 to 2.30	25.17 to 20.00
	12/31/2002		1,154,674	0.71 to 0.82	757,911	0.05	1.25 to 2.05	(22.48) to (17.82)
	12/31/2001		535,634	0.92 to 0.92	439,990	0.04	1.25 to 1.55	(7.81) to (18.11)
Great Companies - TechnologySM
	12/31/2003		2,755,824	0.71 to 1.30	1,956,044	0.00	1.25 to 2.30	49.09 to 29.91
	12/31/2002		1,736,295	0.47 to 0.71	824,556	0.00	1.25 to 2.05	(38.88) to (28.92)
	12/31/2001	(1)	1,006,741	0.77 to 0.77	778,825	0.00	1.25 to 1.55	(22.52) to (22.68)
Janus Balanced (A/T)
	12/31/2003		1,427,595	1.06 to 1.09	1,503,365	0.19	1.25 to 2.30	12.49 to 9.26
	12/31/2002	(1)	702,824	0.94 to 0.94	659,625	0.00	1.25 to 2.05	(5.89) to (6.38)
Janus Global (A/T)
	12/31/2003		3,218,482	0.52 to 0.52	1,682,123	0.00	1.40 to 1.55	21.55 to 21.37
	12/31/2002		4,173,719	0.43 to 0.43	1,796,549	2.52	1.40 to 1.55	(27.05) to (27.15)
	12/31/2001		5,470,938	0.59 to 0.59	3,231,933	0.91	1.40 to 1.55	(23.92) to (24.03)

113

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Growth (A/T)
	12/31/2003	(1)	5,305,180	$0.70 to $1.20	$40,209,162	0.00%	1.25% to 2.30%	30.46% to 19.84%
Jennison Growth
	12/31/2003		5,959,305	0.76 to 1.20	4,520,155	0.00	1.25 to 2.30	27.18 to 19.73
	12/31/2002		6,268,347	0.60 to 0.75	3,730,188	0.00	1.25 to 2.05	(31.60) to (25.03)
	12/31/2001		6,087,919	0.87 to 0.87	5,262,132	2.08	1.25 to 1.55	(12.69) to (19.80)
J.P. Morgan Enhanced Index
	12/31/2003		29,840,663	0.85 to 1.21	36,071,987	0.53	1.25 to 2.30	27.35 to 20.98
	12/31/2002		30,165,118	0.67 to 0.80	28,809,946	0.40	1.25 to 2.05	(25.52) to (20.12)
	12/31/2001		26,417,759	0.90 to 0.90	36,036,407	0.62	1.25 to 1.55	(10.09) to (13.33)
Marsico Growth
	12/31/2003		7,691,214	0.81 to 1.18	5,752,252	0.00	1.25 to 2.30	24.78 to 18.47
	12/31/2002		5,385,240	0.65 to 0.56	3,245,360	0.12	1.25 to 1.55	(26.90) to (27.11)
	12/31/2001		4,401,021	0.88 to 0.77	3,503,771	0.95	1.25 to 1.55	(11.57) to (15.41)
MFS High Yield
	12/31/2003		16,709,261	1.15 to 1.08	18,783,356	1.16	1.25 to 2.30	16.29 to 7.97
	12/31/2002		12,442,053	0.99 to 0.98	12,065,568	2.85	1.25 to 2.05	0.81 to (1.52)
	12/31/2001		7,257,186	0.98 to 0.98	6,957,343	5.25	1.25 to 1.55	(1.95) to 2.19
PBHG Mid Cap Growth
	12/31/2003		14,759,771	0.74 to 1.21	7,856,736	0.00	1.25 to 2.30	26.49 to 21.47
	12/31/2002		14,192,102	0.58 to 0.74	6,016,458	0.00	1.25 to 2.05	(29.28) to (25.74)
	12/31/2001		10,442,435	0.82 to 0.82	5,656,859	0.00	1.25 to 1.55	(17.57) to (36.91)
PBHG/NWQ Value Select
	12/31/2003		8,162,338	1.03 to 1.25	8,854,078	0.85	1.25 to 2.30	28.18 to 25.25
	12/31/2002		7,237,162	0.80 to 0.81	6,134,305	2.40	1.25 to 2.05	(15.27) to (19.43)
	12/31/2001		2,918,225	0.94 to 0.94	2,980,488	0.17	1.25 to 1.55	(5.51) to (3.32)
PIMCO Total Return
	12/31/2003		30,067,126	1.09 to 1.01	32,647,234	1.27	1.25 to 2.30	3.61 to 0.51
	12/31/2002	(1)	19,195,525	1.05 to 1.05	20,176,306	0.00	1.25 to 2.05	5.32 to 4.77
Salomon All Cap
	12/31/2003		27,100,231	0.94 to 1.27	26,684,919	0.39	1.25 to 2.30	33.48 to 26.93
	12/31/2002		25,185,211	0.70 to 0.76	18,525,570	1.14	1.25 to 2.05	(25.64) to (23.50)
	12/31/2001		10,987,880	0.95 to 0.95	11,156,749	1.63	1.25 to 1.55	(5.39) to 0.52
Transamerica Convertible Securities
	12/31/2003		2,449,865	1.13 to 1.15	2,751,311	0.15	1.25 to 2.30	22.14 to 14.81
	12/31/2002	(1)	1,116,033	0.92 to 0.92	1,029,333	0.00	1.25 to 2.05	(7.57) to (8.06)

114

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Equity
	12/31/2003		18,564,983	$0.87 to $1.20	$13,760,480	0.00%	1.25% to 2.30%	29.61% to 20.46%
	12/31/2002		19,906,064	0.67 to 0.84	11,461,881	0.00	1.25 to 2.05	(23.20) to (16.12)
	12/31/2001		12,045,964	0.87 to 0.67	8,594,991	0.00	1.25 to 1.55	(12.74) to (18.89)
Transamerica Growth Opportunities
	12/31/2003		3,495,466	1.22 to 1.25	4,125,377	0.00	1.25 to 2.30	29.59 to 24.51
	12/31/2002		3,621,886	0.94 to 0.79	3,309,964	0.00	1.25 to 2.05	(15.37) to (21.11)
	12/31/2001	(1)	380,381	1.11 to 1.11	421,239	0.00	1.25 to 1.55	10.87 to 10.66
Transamerica U.S. Government Securities
	12/31/2003		32,482,267	1.08 to 0.99	40,859,317	2.04	1.25 to 2.30	1.68 to (0.91)
	12/31/2002		34,501,739	1.06 to 1.04	42,883,011	2.24	1.25 to 2.05	4.51 to 3.78
	12/31/2001		14,259,265	1.01 to 1.41	18,914,605	4.23	1.25 to 1.55	1.66 to 3.48
Transamerica U.S. Government Securities-Safe Fund
	12/31/2003	(1)	0	1.01 to 0.99	0	0.00	1.25 to 2.00	1.08 to 0.00
T. Rowe Price Equity Income
	12/31/2003		37,984,818	1.06 to 1.21	63,454,976	0.73	1.25 to 2.30	24.04 to 21.04
	12/31/2002		34,006,222	0.85 to 0.84	47,076,365	1.22	1.25 to 2.05	(13.89) to (16.30)
	12/31/2001		18,225,901	0.99 to 0.99	38,282,938	1.75	1.25 to 1.55	(1.11) to 0.60
T. Rowe Price Growth Stock
	12/31/2003		32,837,085	0.92 to 1.21	54,061,467	0.06	1.25 to 2.30	29.15 to 20.59
	12/31/2002		31,274,374	0.71 to 0.81	39,585,146	0.05	1.25 to 2.05	(23.77) to (18.66)
	12/31/2001		16,673,819	0.94 to 0.94	38,836,232	0.00	1.25 to 1.55	(6.48) to (11.43)
T. Rowe Price Small Cap
	12/31/2003		22,669,160	0.95 to 1.33	19,006,715	0.00	1.25 to 2.30	38.67 to 32.55
	12/31/2002		19,490,129	0.69 to 0.74	11,850,138	0.00	1.25 to 2.05	(28.25) to (25.97)
	12/31/2001		7,931,752	0.96 to 0.96	6,304,487	0.00	1.25 to 1.55	(4.40) to (11.10)
Van Kampen Active International Allocation
	12/31/2003		14,866,544	0.89 to 1.31	17,858,486	1.00	1.25 to 2.30	31.17 to 30.66
	12/31/2002		15,641,213	0.68 to 0.82	14,463,882	0.20	1.25 to 2.05	(18.00) to (18.00)
	12/31/2001		14,566,764	0.83 to 1.22	17,284,843	0.00	1.25 to 1.55	(16.97) to (24.14)
Van Kampen Asset Allocation
	12/31/2003		17,865,172	0.95 to 1.14	31,291,691	1.94	1.25 to 2.30	19.59 to 14.47
	12/31/2002		18,968,894	0.80 to 0.87	28,717,438	2.23	1.25 to 2.05	(17.41) to (13.03)
	12/31/2001		12,923,835	0.96 to 2.69	30,843,509	1.93	1.25 to 1.55	(3.52) to (8.49)
Transamerica Money Market
	12/31/2003	(1)	15,095,356	1.01 to 0.99	18,524,006	0.54	1.25 to 2.30	(0.50) to (1.19)

115

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Emerging Growth
	12/31/2003		14,512,596	$0.68 to $1.18	$9,969,328	0.00%	1.25% to 2.30%	26.57% to 18.35%
	12/31/2002		14,126,871	0.53 to 0.72	7,644,649	0.11	1.25 to 2.05	(33.89) to (27.96)
	12/31/2001	(1)	3,425,965	0.81 to 0.81	2,760,220	0.03	1.25 to 1.55	(19.31) to (19.47)
AIM V.I. Basic Value
	12/31/2003		4,951,360	1.00 to 1.28	4,922,183	0.00	1.25 to 2.30	31.65 to 28.38
	12/31/2002	(1)	3,026,557	0.76 to 0.76	2,292,438	0.00	1.25 to 2.05	(24.09) to (24.49)
AIM V.I. Capital Appreciation
	12/31/2003		869,282	1.01 to 1.22	876,475	0.00	1.25 to 2.30	27.59 to 21.88
	12/31/2002	(1)	520,714	0.79 to 0.79	412,831	0.00	1.25 to 2.05	(20.57) to (20.98)
AllianceBernstein Growth & Income
	12/31/2003		22,924,787	0.93 to 1.22	21,340,772	0.86	1.25 to 2.30	30.55 to 22.33
	12/31/2002		21,643,026	0.71 to 0.78	15,442,337	0.53	1.25 to 2.05	(23.23) to (21.53)
	12/31/2001	(1)	6,127,445	0.93 to 0.93	5,670,543	0.02	1.25 to 1.55	(7.31) to (7.49)
AllianceBernstein Premier Growth
	12/31/2003		15,672,997	0.71 to 1.14	11,354,954	0.00	1.25 to 2.30	21.84 to 14.36
	12/31/2002		14,895,878	0.58 to 0.78	8,770,249	0.00	1.25 to 2.05	(31.70) to (22.05)
	12/31/2001	(1)	5,070,600	0.85 to 0.86	4,334,641	0.00	1.25 to 1.55	(14.38) to (14.55)
Janus Aspen - Mid Cap Growth
	12/31/2003		6,219,835	0.73 to 1.25	3,157,857	0.00	1.25 to 2.30	33.10 to 24.97
	12/31/2002		5,339,344	0.55 to 0.79	2,051,009	0.00	1.25 to 2.05	(29.01) to (20.65)
	12/31/2001		3,294,274	0.77 to 0.77	1,597,560	0.00	1.25 to 1.55	(22.98) to (40.52)
Janus Aspen - Mid Cap Value
	12/31/2003	(1)	1,943,972	0.96 to 0.94	1,841,885	0.12	1.25 to 1.55	39.47 to 39.06
Janus Aspen - Worldwide Growth
	12/31/2003		13,991,909	0.75 to 1.23	9,590,367	0.86	1.25 to 2.30	22.15 to 23.35
	12/31/2002		13,362,932	0.61 to 0.78	7,542,276	0.75	1.25 to 2.05	(26.63) to (22.27)
	12/31/2001		4,908,048	0.84 to 0.84	3,478,690	0.32	1.25 to 1.55	(16.29) to (23.81)
MFS New Discovery
	12/31/2003		2,117,624	0.99 to 1.27	2,075,465	0.00	1.25 to 2.30	31.79 to 26.66
	12/31/2002	(1)	1,543,277	0.75 to 0.74	1,151,891	0.00	1.25 to 2.05	(25.19) to (25.58)
MFS Total Return
	12/31/2003		5,342,748	1.05 to 1.12	5,597,481	1.66	1.25 to 2.30	14.57 to 11.84
	12/31/2002	(1)	2,739,251	0.92 to 0.91	2,511,989	0.00	1.25 to 2.05	(8.10) to (8.59)
Fidelity - VIP Contrafund®
	12/31/2003		22,203,866	1.07 to 1.23	21,210,869	0.30	1.25 to 2.30	26.61 to 23.28
	12/31/2002		18,965,192	0.85 to 0.86	14,413,364	0.50	1.25 to 2.05	(10.72) to (14.04)
	12/31/2001		8,076,402	0.95 to 0.95	6,565,921	0.59	1.25 to 1.55	(5.28) to (13.81)

116

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity - VIP Equity-Income
	12/31/2003		15,031,093	$0.99 to $1.25	$15,464,899	1.58%	1.25% to 2.30%	28.42% to 25.15%
	12/31/2002		13,658,627	0.77 to 0.82	10,929,256	1.21	1.25 to 2.05	(18.18) to (18.47)
	12/31/2001		6,322,497	0.94 to 0.94	6,328,855	0.61	1.25 to 1.55	(6.23) to (6.68)
Fidelity - VIP Growth
	12/31/2003		6,851,770	0.78 to 1.24	5,497,820	0.11	1.25 to 2.30	30.91 to 23.85
	12/31/2002		5,575,487	0.60 to 0.74	3,416,075	0.04	1.25 to 2.05	(31.16) to (25.88)
	12/31/2001	(1)	370,786	0.87 to 0.87	321,708	0.00	1.25 to 1.55	(13.13) to (13.30)
Fidelity - VIP Growth Opportunities
	12/31/2003		1,941,381	0.90 to 0.70	1,509,500	0.48	1.25 to 1.55	27.81 to 27.43
	12/31/2002		2,075,959	0.70 to 0.55	1,274,160	0.65	1.25 to 1.55	(22.97) to (23.20)
	12/31/2001		1,472,507	0.91 to 0.91	1,083,506	0.29	1.25 to 1.55	(8.66) to (15.95)
Fidelity - VIP Mid Cap
	12/31/2003		28,564,357	1.25 to 1.39	35,890,104	0.26	1.25 to 2.30	36.55 to 38.55
	12/31/2002		26,150,186	0.91 to 0.85	24,098,755	0.59	1.25 to 2.05	(11.14) to (14.61)
	12/31/2001		11,284,465	1.03 to 1.03	11,892,358	0.00	1.25 to 1.55	2.92 to (5.00)
Fidelity - VIP Value Strategies
	12/31/2003		8,563,860	1.16 to 1.47	9,926,323	0.00	1.25 to 2.30	55.42 to 47.04
	12/31/2002	(1)	5,872,020	0.75 to 0.75	4,391,844	0.00	1.25 to 2.05	(25.06) to (25.45)
Merrill Lynch Basic Value V.I.
	12/31/2003		59,615,627	1.04 to 1.29	78,997,559	1.21	1.25 to 2.30	31.59 to 29.30
	12/31/2002		56,837,266	0.79 to 0.80	57,268,523	1.30	1.25 to 2.05	(18.78) to (19.85)
	12/31/2001		31,428,214	0.97 to 1.54	44,475,641	1.21	1.25 to 1.55	(2.42) to 2.66
Merrill Lynch High Current Income V.I.
	12/31/2003		14,895,134	1.20 to 1.12	17,743,421	8.66	1.25 to 2.30	26.53 to 12.20
	12/31/2002		15,754,643	0.95 to 0.95	14,868,272	10.11	1.25 to 2.05	(2.68) to (5.28)
	12/31/2001		10,304,499	0.97 to 0.98	9,992,873	10.55	1.25 to 1.55	(2.22) to 2.42
Merrill Lynch Global Allocation V.I.
	12/31/2003	(1)	3,933,458	1.31 to 1.47	3,484,590	5.31	1.25 to 2.30	50.28 to 46.96

117

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.30%	May 1, 2003
2.05%	May 1, 2002
1.25%	May 1, 2001

118

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

***	There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2003 Total Return Range
Janus Aspen-Worldwide Growth	21.20% to 23.59%
Fidelity-VIP Mid Cap	35.48% to 38.82%

Subaccount	2002 Total Return Range
Alger Aggressive Growth	(35.40)% to (28.10)%
American Century Income & Growth	(20.62)% to (17.65)%
American Century International	(23.21)% to (20.83)%
Capital Guardian Global	(20.75)% to (19.14)%
Capital Guardian U.S. Equity	(24.96)% to (20.79)%
Dreyfus Small Cap Value	(40.39)% to (37.52)%
Great Companies-America SM	(21.90)% to (15.52)%
Templeton Great Companies-Global	(22.71)% to (17.42)%
Great Companies-Technology SM	(39.07)% to (28.57)%
Jennison Growth	(31.80)% to (24.66)%
J. P. Morgan Enhanced Index	(25.74)% to (19.72)%
PBHG Mid Cap Growth	(29.49)% to (25.38)%
Salomon All Cap	(25.86)% to (23.13)%
Transamerica Equity	(23.43)% to (15.71)%
T. Rowe Price Growth Stock	(23.99)% to (18.26)%
T. Rowe Price Small Cap	(28.46)% to (25.60)%
Van Kampen Active International Allocation	(18.24)% to (17.60)%
Van Kampen Emerging Growth	(34.08)% to (27.60)%
AllianceBernstein Growth & Income	(23.45)% to (21.14)%
AllianceBernstein Premier Growth	(31.90)% to (21.66)%
Janus Aspen - Mid Cap Growth	(29.22)% to (20.26)%
Janus Aspen - Worldwide Growth	(26.84)% to (21.89)%
Fidelity - VIP Equity Income	(18.47)% to (18.07)%
Fidelity - VIP Growth	(31.36)% to (25.51)%

Subaccount	2001 Total Return Range
Capital Guardian Global	(12.63)% to (11.61)%
Capital Guardian U. S. Equity	(5.65)% to (4.73)%
Capital Guardian Value	2.15% to 5.16%
Dreyfus Small Cap Value	(2.27)% to 27.00%
MFS High Yield	(2.11)% to 2.34%
PBHG/NWQ Value Select	(5.67)% to (3.17)%
Salomon All Cap	(5.54)% to .67%
Transamerica U.S. Government Securities	1.49% to 3.64%
T. Rowe Price Equity Income	(1.27)% to .75%
Merrill Lynch Basic Value V.I.	(2.58)% to 2.81%
Merill Lynch High Current Income V.I.	(2.38)% to 2.57%

119

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2003

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. This charge is waived if the sum of the premium payments less the sum of the partial withdrawals equals or exceeds $50,000 on the policy anniversary. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners’ account for administrative expenses. In addition, during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective annual rate of .15% of the contract owners’ account for certain contracts issued prior to May 1, 2001.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value account and ranges from 1.10% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

Prior to May 1, 2001, Transamerica Life offered a 5% Annually Compounding Death Benefit and a Double Enhanced Death Benefit with a charge equal to an annual effective rate of 1.25% of the value of the contract owner’s individual account. They also offered a Return of Premium Death Benefit with a corresponding charge equal to an annual effective rate of 1.10% of the value of the contract owner’s individual account. These options are no longer available subsequent to May 1, 2001.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

120

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:    The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

	(b)		Authorization Changing Name of the Mutual Fund Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program), Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II), Note 32.

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(b)		Bylaws of PFL Life Insurance Company. Note 3.

(7)			Not Applicable.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

	(e)		Second Amendment to Administrative Services Agreement. Note 4.

	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

(8)	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

(8)	(p)		Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

	(p)	(1)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

(8)	(q)		Participation Agreement between MTB funds. Note 34.

(9)		Opinion and Consent of Counsel. Note 34.

(10)	(a)	Consent of Independent Auditors. Note 34.

	(b)	Opinion and Consent of Actuary. Note 34.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 34.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. Larry N. Norman Note 14. Bart Herbert, Jr. Note 24. (Christopher H Garrett, Authur C. Schneider). Note 32.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 3.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 4.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.
Note 5.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 6.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.
Note 7.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.
Note 9.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.
Note 10.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.
Note 11.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.
Note 12.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.
Note 13.	Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.
Note 14.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.
Note 15.	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.
Note 16.	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post Effective Amendment 30 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) on April 29, 2002.
Note 32.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 33.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2003.
Note 34.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices With Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Christopher H Garrett 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, CFO-Financial Partners

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, and Chief Tax Officer

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Treasurer and Chief Financial Officer

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
1488207 Ontario Limited	Canada	100% 1490991 Ontario Limited	Financial services, marketing and distribution
1490991 Ontario Limited	Canada	100% AEGON Canada, Inc.	Holding company
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.90% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding company
AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Co.	Shareholder services
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate
Almond Partners, LLC	Delaware	100% Peoples Benefit Life Insurance Company	Real estate
Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock—First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Brunswick Acceptance Company, LLC	Delaware	51% Transamerica Ventures, LLC	Provides commercial financing services to Brunswick Corporation customers
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Consumer Membership Services, Inc.	Marketing of credit card protection membership services in Canada
Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection
Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurange agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans
Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking
Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking
Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.		100% Diversified Investment Advisors, Inc.	Broker-Dealer
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate
FGH Property Services, Inc.	Delaware	100% RCC North America LLC	Real estate
FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate
FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Rockbeach, Inc	Delaware	100% RCC North America LLC	Real estate
FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company
First FGP LLC	Delaware	100% RCC North America LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	TPA license-holder
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service
Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing
Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing
Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive
Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary
ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing
IDEX Mutual Funds	Massachusetts	100% InterSecurities, Inc.	Mutual fund
Inland Water Transportation LLC	Delaware	100% Direct Capital Partners LP	Finance barges
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company
Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance
M Credit, Inc.	Delaware	100% TCFCII	Commercial lending
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%	Insurance
Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
ODBH Ltd./Harley Davidson Acceptance	U.K.	33% BWAC Twenty-One, Inc.	Holding company
Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company
Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary
Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance
Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	100% Transamerica Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% RCC North America LLC	Real estate
Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance
SpaceWise Inc.	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing
Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
T Holdings, Inc.	Delaware	100% TCFCII	Holding company
TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XIX, Corp.	Delaware	100%TEFSC	Special purpose corporation
TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation
T 5/8A Steel I LLC	Delaware	100% TEFSC	Special purpose corporation
TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC III, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust
TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust
TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust
TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors Inc.	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property
TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage
TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% Transamerica Corporate Services de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables
TFC Properties, Inc.	Delaware	100% TFC	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The RCC Group, Inc.	Delaware	100% RCC North America LLC	Real estate
The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency
Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate
TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tivoli Investment, LLC	Delaware	100% Transamerica Commercial Real Estate Finance, LLC	Investments
Trans Ocean Container Corp.	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Leasing Deutschland GmbH	Germany	100% Trans Ocean Container Corp.	Intermodal leasing
Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive
Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing
Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company
Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% TLHI	Leasing
Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance
Transamerica Aviation LLC	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation
Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high- yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
Transamerica Commercial Finance Corporation,Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance
Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company
Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holdings Limited	Commercial lending
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% Transamerica Commercial Finance Corporation, I	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporate Services De Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% TDF de Mexico S. de R.L. de C.V.	Holds employees
Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only—Inactive
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance
Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company
Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries
Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation; 1% Transamerica Investory Finance Corp.	Finance company
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company
Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer
Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services
Transamerica Financial Life Insurance Company	New York	87.40% First AUSA Life Insurance Company; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe
Transamerica Funding LP	U.K.	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing
Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.; 10% BWAC Twenty-One, Inc.	Commercial lending in Germany
Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company
Transamerica Home Loan	California	100% TFC	Consumer mortgages
Transamerica Income Shares, Inc.	Maryland	100% TOLIC	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% AEGON/Transamerica Fund Advsiors, Inc.	Mutual fund

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing
Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Investment Management, LLC	Delaware	100% Transamerica Investment Services, Inc.	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Transamerica Leasing (HK) Ltd.	Hong Kong	100% TLHI	Leasing
Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing
Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc	Container Leasing
Transamerica Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Leasing Holdings, Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company
Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment
Transamerica Leasing Limited	U.K.	100% TLHI	Leasing
Transamerica Leasing N.V.	Belguim	100% Intermodal Equipment Inc.	Leasing
Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing
Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% T Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Public Finance, LLC	Delaware	42% Transamerica Finance Corp.; 29% Transamerica Commercial Finance Corporation, I; 29% Transamerica Commercial Finance Corporation, II	Financial Services
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company
Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing
Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing
Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holdings Limited	Leasing
Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing
Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TDFC	Provides commercial leasing
Transamerica Vendor Management and Consulting LLC	Delaware	100% TREIC Joint Venture LLC	Consulting
Transamerica Ventures LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers
TREIC Enterprises, Inc.	Delaware	100% TFC	Investments
TREIC Joint Venture LLC	Delaware	100% TREIC Enterprises, Inc.	Investments
TREIS Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100%TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Daniel L. DeMarco	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.    Number of Policyowners

As of December 31, 2003, there were 81,339 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

AFSG Securities Corporation

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:(5)

Larry N. Norman Director and President	Anne Spaes Director and Vice President

Frank A. Camp Secretary	Darin Smith Vice President and Assistant Secretary

Lisa Wachendorf Director, Vice President and Chief Compliance Officer	William G. Cummings Treasurer/Controller and Vice President

Thomas R. Moriarty Vice President

Priscilla Hechler Assistant Vice President and Assistant Secretary	Emily Bates Assistant Treasurer

Teresa Stolba Assistant Compliance Officer	Clifton Flenniken Assistant Treasurer

5	The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $98,269,331.34, $175,893,055.30, and $41,169,013.97 from the Registrant for the year ending December 31, 2003, December 31, 2002 and for the year ending December 31, 2001 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 29th day of April, 2004.

SEPARATE ACCOUNT VA B TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*

Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Director	__________, 2004
Christopher H. Garrett

/s/ Craig D. Vermie *	Director	April 29, 2004
Craig D. Vermie

*	Director (Principal Executive Officer)	__________, 2004
Larry N. Norman

*	Director	__________, 2004
Arthur C. Schneider

*	Vice President and Corporate Controller	__________, 2004
Robert J. Kontz

*	Director, Vice President, Treasurer and Chief Financial Officer	__________, 2004
Brenda K. Clancy

*By Craig D. Vermie, Attorney-in-Fact

Registration No.

33-33085

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(8)(p)	Participation Agreement (STI)
(8)(p)(1)	Amendment No 1 Participation Agreement (STI)
(8)(q)	Participation Agreement (MTB)
(9)	Opinion and Consent of Counsel
(10)(a)	Consent of Independent Auditors
(10)(b)	Opinion and Consent of Actuary
(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.